Schedule of Investments (unaudited) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 15.0%

Cayman Islands — 6.9%
522 Funding CLO I Ltd., Series 2019- 1A, Class E, (LIBOR USD 3 Month + 7.34%), 9.24%, 01/15/33(a)(b)	USD	500	$307,405
ACIS CLO Ltd., Series 2014-4A, Class A, (LIBOR USD 3 Month + 1.42%), 3.18%, 05/01/26(a)(b)		5,789	5,746,033
Adams Mill CLO Ltd.(a)(b):
Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.10%), 2.93%, 07/15/26		1,045	1,039,207
Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 2.93%, 07/15/26		4,801	4,773,425
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.39%), 3.29%, 04/20/32(a)(b)		4,775	4,403,478
AIMCO CLO, Series 2017-AA, Class A, (LIBOR USD 3 Month + 1.26%), 3.08%, 07/20/29(a)(b)		250	238,851
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(c)		7,900	4,317,571
Allegro CLO I Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.22%), 2.99%, 01/30/26		87	86,788
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.65%), 3.42%, 01/30/26		13,550	12,020,704
Series 2013-1A, Class C, (LIBOR USD 3 Month + 3.45%), 5.22%, 01/30/26		9,020	7,262,919
Allegro CLO II-S Ltd.(a)(b):
Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 2.90%, 10/21/28		11,500	11,051,931
Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 3.97%, 10/21/28		2,740	2,254,373
Series 2014-1RA, Class C, (LIBOR USD 3 Month + 3.00%), 4.82%, 10/21/28		7,480	5,612,252
Allegro CLO IV Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.98%, 01/15/30		2,330	2,241,947
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.70%), 3.53%, 01/15/30		6,210	5,627,746
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.30%), 4.13%, 01/15/30		7,950	6,528,376
Allegro CLO VI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 2.97%, 01/17/31(a)(b)		250	232,787
ALM Ltd., Series 2020-1A, Class A2, (LIBOR USD 3 Month + 1.85%), 3.36%, 10/15/29(a)(b)		12,290	10,461,302
ALM VII Ltd.(a):
Series 2012-7A, Class A1A2, (LIBOR USD 3 Month + 1.17%), 3.00%, 07/15/29(b)		17,750	16,920,750
Series 2012-7A, Class A2R2, (LIBOR USD 3 Month + 1.85%), 3.68%, 07/15/29(b)		1,000	916,514

Security		Par (000)	Value

Cayman Islands (continued)
Series 2012-7A, Class SUB, 0.00%, 10/15/2116(c)	USD	12,160	$2,620,225
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.24%, 10/15/28(a)(b)		4,060	3,898,434
ALM XIX Ltd.(a)(b)(d):
Series 2016-19A, Class A1RA, (LIBOR USD 3 Month + 1.00%), 2.00%, 04/16/29		3,000	3,000,000
Series 2016-19A, Class A1RB, (LIBOR USD 3 Month + 1.35%), 2.35%, 04/16/29		2,000	2,000,000
Series 2016-19A, Class A2RA, (LIBOR USD 3 Month + 1.45%), 2.45%, 04/16/29		5,000	5,000,000
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 3.33%, 07/15/27		8,949	7,803,923
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 3.73%, 07/15/27		4,371	3,617,682
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 4.53%, 07/15/27		7,500	5,843,873
Series 2015-16A, Class DR2, (LIBOR USD 3 Month + 5.10%), 6.93%, 07/15/27		1,160	791,856
ALM XVIII Ltd., Series 2016-18A, Class A2R, (LIBOR USD 3 Month + 1.65%), 3.48%, 01/15/28(a)(b)		1,880	1,631,021
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (LIBOR USD 3 Month + 1.25%), 3.01%, 11/02/30(a)(b)		1,720	1,617,146
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.93%, 11/10/30(a)(b)		1,675	1,569,887
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.06%, 07/24/29(a)(b)		2,500	2,382,261
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (LIBOR USD 3 Month + 1.25%), 3.04%, 07/25/29(a)(b)		10,125	9,638,442
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 2.84%, 04/13/31(a)(b)		6,650	6,175,536
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class A, (LIBOR USD 3 Month + 1.05%), 2.85%, 01/28/31		2,950	2,788,444
Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 3.30%, 01/28/31		5,550	5,061,360
Series 2014-3RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.40%, 01/28/31		1,050	735,299
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 2.85%, 01/28/31		6,580	6,219,416
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.65%, 01/28/31		1,500	1,229,807

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.28%, 01/15/30	USD	15,535	$13,478,463
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.68%, 01/15/30		3,700	3,043,523
Anchorage Capital CLO 6 Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.10%, 07/15/30		5,250	4,911,461
Series 2015-6A, Class DR, (LIBOR USD 3 Month + 3.55%), 5.38%, 07/15/30		2,660	1,975,360
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR2, (LIBOR USD 3 Month + 1.09%), 2.11%, 01/28/31		53,830	50,765,259
Series 2015-7A, Class BR2, (LIBOR USD 3 Month + 1.75%), 2.77%, 01/28/31		8,000	6,809,774
Series 2015-7A, Class CR2, (LIBOR USD 3 Month + 2.20%), 3.22%, 01/28/31		7,325	5,996,113
Series 2015-7A, Class D1R2, (LIBOR USD 3 Month + 3.50%), 4.52%, 01/28/31		8,610	6,449,733
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 2.80%, 07/28/28		7,600	7,394,320
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.40%, 07/28/28		8,855	7,685,409
Series 2016-8A, Class CR, (LIBOR USD 3 Month + 2.10%), 3.90%, 07/28/28		17,190	14,161,141
Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 4.80%, 07/28/28		5,650	4,294,524
Series 2016-8A, Class ER, (LIBOR USD 3 Month + 5.75%), 7.55%, 07/28/28		7,970	5,271,983
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.10%, 10/13/30		2,910	2,722,732
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.65%), 3.50%, 10/13/30		3,680	3,365,081
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 2.15%), 4.00%, 10/13/30		1,160	949,567
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.05%, 10/13/30		1,333	981,187
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 2.83%, 04/20/31(a)(b)		4,630	4,291,845
Apidos CLO XVIII, Series 2018-18A, Class A1, (LIBOR USD 3 Month + 1.14%), 2.94%, 10/22/30(a)(b)		540	499,379
Apidos CLO XXI, Series 2015-21A, Class CR, (LIBOR USD 3 Month + 2.45%), 4.27%, 07/18/27(a)(b)		500	374,853

Security		Par (000)	Value

Cayman Islands (continued)
Apidos CLO XXIX, Series 2018-29A, Class D, (LIBOR USD 3 Month + 5.25%), 7.04%, 07/25/30(a)(b)	USD	1,860	$942,910
Apidos CLO XXXI, Series 2019-31A, Class B, (LIBOR USD 3 Month + 1.90%), 3.73%, 04/15/31(a)(b)		1,000	886,461
Apres Static CLO Ltd.(a)(b):
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.75%), 3.58%, 01/15/27		1,150	1,000,810
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.65%), 5.48%, 01/15/27		6,000	3,607,224
Series 2019-1A, Class D, (LIBOR USD 3 Month + 6.65%), 8.48%, 01/15/27		1,500	1,042,382
Arbor Realty CLO Ltd., Series 2017- FL3, Class A, (LIBOR USD 1 Month + 0.99%), 1.69%, 12/15/27(a)(b)		9,740	9,155,479
Ares XLI CLO Ltd., Series 2016-41A, Class D, (LIBOR USD 3 Month + 4.20%), 6.03%, 01/15/29(a)(b)		1,400	1,097,412
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (LIBOR USD 3 Month + 6.55%), 8.38%, 10/15/29(a)(b)		550	347,374
Ares XLV CLO Ltd., Series 2017-45A, Class C, (LIBOR USD 3 Month + 2.05%), 3.88%, 10/15/30(a)(b)		1,125	930,296
Ares XXIX CLO Ltd.(a)(b):
Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.03%, 04/17/26		283	281,802
Series 2014-1A, Class BR, (LIBOR USD 3 Month + 2.30%), 4.14%, 04/17/26		4,700	3,930,232
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.00%, 10/15/30(a)(b)		1,500	1,404,323
Assurant CLO I Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.52%, 10/20/29(a)(b)		1,710	1,553,173
Assurant CLO III Ltd., Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.25%), 4.07%, 10/20/31(a)(b)		1,130	919,321
Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(a)(c)		13,300	707,560
Atrium XII, Series 12A, Class CR, (LIBOR USD 3 Month + 1.65%), 3.45%, 04/22/27(a)(b)		4,365	3,601,846
Avery Point IV CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 2.89%, 04/25/26		5,370	5,331,561
Series 2014-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.29%, 04/25/26		3,750	3,000,271
Avery Point V CLO Ltd.(a)(b):
Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 2.82%, 07/17/26		3,564	3,479,451
Series 2014-5A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.34%, 07/17/26		1,730	1,516,618

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Avery Point VI CLO Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 2.79%, 08/05/27	USD	20,200	$17,882,991
Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.24%, 08/05/27		9,070	7,865,085
Avery Point VII CLO Ltd., Series 2015- 7A, Class AR, (LIBOR USD 3 Month + 1.14%), 2.97%, 01/15/28(a)(b)		15,000	14,439,235
Babson CLO Ltd., Series 2015-IA, Class BR, (LIBOR USD 3 Month + 1.40%), 3.22%, 01/20/31(a)(b)		250	218,668
Bain Capital Credit CLO Ltd.(a)(b):
Series 2016-2A, Class AR, (LIBOR USD 3 Month + 1.14%), 2.97%, 01/15/29		4,000	3,863,195
Series 2016-2A, Class BR, (LIBOR USD 3 Month + 1.80%), 3.63%, 01/15/29		2,650	2,441,840
Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.08%), 2.90%, 07/19/31		5,210	4,845,123
Ballyrock CLO Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.35%), 3.18%, 10/15/28		25,250	24,508,516
Series 2016-1A, Class B1R, (LIBOR USD 3 Month + 1.65%), 3.48%, 10/15/28		18,000	15,619,529
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.23%, 10/15/28		5,750	4,740,016
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.50%), 5.33%, 10/15/28		9,050	7,088,163
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 2.77%, 07/20/29(a)(b)		2,210	2,113,404
Battalion CLO VII Ltd.(a)(b):
Series 2014-7A, Class A1RR, (LIBOR USD 3 Month + 1.04%), 2.88%, 07/17/28		1,870	1,816,873
Series 2014-7A, Class BRR, (LIBOR USD 3 Month + 2.50%), 4.34%, 07/17/28		11,862	9,794,702
Battalion CLO VIII Ltd.(a)(b)(d):
Series 2015-8A, Class A1R2, (LIBOR USD 3 Month + 1.07%), 2.76%, 07/18/30		7,500	7,500,000
Series 2015-8A, Class A2R2, (LIBOR USD 3 Month + 1.55%), 3.24%, 07/18/30		11,000	11,000,000
Series 2015-8A, Class BR2, (LIBOR USD 3 Month + 2.00%), 3.69%, 07/18/30		8,500	8,500,000
Battalion CLO X Ltd.(a)(b):
Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.05%, 01/24/29		38,050	36,578,028
Series 2016-10A, Class A2R, (LIBOR USD 3 Month + 1.80%), 3.60%, 01/24/29		22,300	19,331,685
Series 2016-10A, Class CR, (LIBOR USD 3 Month + 3.45%), 5.25%, 01/24/29		5,000	3,855,357

Security		Par (000)	Value

Cayman Islands (continued)
Series 2016-10A, Class DR, (LIBOR USD 3 Month + 6.65%), 8.45%, 01/24/29	USD	2,500	$1,670,401
Battalion CLO XI Ltd., Series 2017-11A, Class E, (LIBOR USD 3 Month + 5.98%), 7.78%, 10/24/29(a)(b)		2,420	1,535,922
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 2.20%, 12/15/35(a)(b)		12,520	11,538,009
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.75%), 7.57%, 04/20/31(a)(b)		370	197,388
Benefit Street Partners CLO II Ltd.(a)(b):
Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.58%, 07/15/29		19,635	17,966,492
Series 2013-IIA, Class CR, (LIBOR USD 3 Month + 3.70%), 5.53%, 07/15/29		1,500	1,145,964
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.07%, 07/20/29(a)(b)		250	239,093
Benefit Street Partners CLO IV Ltd.(a)(b):
Series 2014-IVA, Class A1RR, (LIBOR USD 3 Month + 1.25%), 3.07%, 01/20/29		25,180	24,249,926
Series 2014-IVA, Class A2RR, (LIBOR USD 3 Month + 1.75%), 3.57%, 01/20/29		2,500	2,167,879
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (LIBOR USD 3 Month + 1.09%), 2.91%, 04/20/31(a)(b)		300	278,367
Benefit Street Partners CLO VI Ltd.(a)(b):
Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.06%, 10/18/29		19,287	18,345,052
Series 2015-VIA, Class A2R, (LIBOR USD 3 Month + 1.72%), 3.54%, 10/18/29		3,868	3,494,587
Series 2015-VIA, Class BR, (LIBOR USD 3 Month + 2.40%), 4.22%, 10/18/29		2,750	2,257,354
Series 2015-VIA, Class CR, (LIBOR USD 3 Month + 3.45%), 5.27%, 10/18/29		2,640	2,007,203
Benefit Street Partners CLO VII Ltd.(a)(b):
Series 2015-VIIA, Class CR, (LIBOR USD 3 Month + 2.40%), 4.22%, 07/18/27		300	225,478
Series 2015-VIIA, Class D, (LIBOR USD 3 Month + 5.35%), 7.17%, 07/18/27		7,930	5,725,283
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 2.92%, 01/20/31(a)(b)		3,640	3,390,101
Benefit Street Partners CLO X Ltd.(a)(b):
Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.14%), 2.97%, 01/15/29		1,000	958,295
Series 2016-10A, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.58%, 01/15/29		1,850	1,696,080

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 2016-10A, Class BR, (LIBOR USD 3 Month + 2.40%), 4.23%, 01/15/29	USD	4,500	$3,703,236
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (LIBOR USD 3 Month + 6.90%), 8.81%, 10/15/32(a)(b)		2,750	1,651,256
Black Diamond CLO Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.45%), 3.29%, 02/06/26		1,650	1,461,880
Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.15%), 2.99%, 10/17/26		619	616,094
BlueMountain CLO Ltd.(a)(b):
Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.05%, 01/20/29		13,443	12,922,585
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 2.98%, 10/22/30		9,405	8,831,885
Series 2015-1A, Class C, (LIBOR USD 3 Month + 3.75%), 5.60%, 04/13/27		2,670	2,151,440
Series 2015-1A, Class D, (LIBOR USD 3 Month + 5.45%), 7.30%, 04/13/27		3,611	2,777,414
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (LIBOR USD 3 Month + 6.70%), 8.53%, 07/15/32(a)(b)		2,000	1,223,020
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (LIBOR USD 3 Month + 7.70%), 9.53%, 10/20/32(a)(b)		1,250	842,213
Brookside Mill CLO Ltd.(a)(b):
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.35%), 3.19%, 01/17/28		1,000	870,345
Series 2013-1A, Class DR, (LIBOR USD 3 Month + 2.65%), 4.49%, 01/17/28		500	382,738
Burnham Park CLO Ltd., Series 2016- 1A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.97%, 10/20/29(a)(b)		14,250	13,301,697
California Street CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 2.86%, 10/15/25(a)(b)		511	504,828
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-3RA, Class A1A, (LIBOR USD 3 Month + 1.05%), 2.84%, 07/27/31		1,540	1,430,843
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 2.25%), 4.04%, 04/27/27		750	550,428
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 4.35%), 6.14%, 04/27/27		1,250	836,871
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.40%, 07/28/28		7,120	6,178,803
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 10.32%, 07/20/32		988	717,419
Carlyle US CLO Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.28%), 3.11%, 07/15/32(a)(b)		3,000	2,760,240

Security		Par (000)	Value

Cayman Islands (continued)
CarVal CLO II Ltd.(a)(b):
Series 2019-1A, Class D, (LIBOR USD 3 Month + 4.15%), 5.97%, 04/20/32	USD	2,250	$1,671,269
Series 2019-1A, Class E, (LIBOR USD 3 Month + 6.75%), 8.57%, 04/20/32		1,000	599,789
CarVal CLO III Ltd.(a)(b):
Series 2019-2A, Class D, (LIBOR USD 3 Month + 3.70%), 5.52%, 07/20/32		2,500	1,758,230
Series 2019-2A, Class E, (LIBOR USD 3 Month + 6.44%), 8.26%, 07/20/32		2,000	1,101,997
CarVal CLO Ltd.(a)(b):
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.89%), 4.73%, 07/16/31		1,000	701,808
Series 2018-1A, Class E, (LIBOR USD 3 Month + 5.77%), 7.61%, 07/16/31		2,710	1,503,728
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.07%, 07/20/30		6,700	6,330,790
Series 2017-2A, Class B1, (LIBOR USD 3 Month + 1.75%), 3.59%, 10/17/29		2,595	2,322,787
Series 2017-3A, Class B1, (LIBOR USD 3 Month + 1.70%), 3.54%, 10/17/29		450	398,307
Series 2018-6A, Class B1R, (LIBOR USD 3 Month + 2.10%), 3.93%, 01/15/31		3,000	2,552,211
CDO Repack SPC Ltd., Series 2006- CLF1, Class D1, 1.00%, 05/20/30(a)		1,210	1,254,099
Cedar Funding II CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.23%), 2.23%, 06/09/30		1,734	1,626,572
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 2.75%, 06/09/30		2,430	2,114,522
Series 2013-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 4.60%, 06/09/30		500	396,812
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (LIBOR USD 3 Month + 1.23%), 3.04%, 07/23/30(a)(b)		1,500	1,434,766
Cedar Funding IX CLO Ltd.(a)(b):
Series 2018-9A, Class A1, (LIBOR USD 3 Month + 0.98%), 2.80%, 04/20/31		3,390	3,144,072
Series 2018-9A, Class E, (LIBOR USD 3 Month + 5.35%), 7.17%, 04/20/31		1,670	923,303
Cedar Funding VI CLO Ltd.(a)(b):
Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 2.91%, 10/20/28		17,830	17,099,296
Series 2016-6A, Class DR, (LIBOR USD 3 Month + 3.00%), 4.82%, 10/20/28		3,800	2,847,768
Series 2016-6A, Class ER, (LIBOR USD 3 Month + 5.90%), 7.72%, 10/20/28		3,300	2,090,497

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Cedar Funding VII CLO Ltd., Series 2018-7A, Class E, (LIBOR USD 3 Month + 4.55%), 6.37%, 01/20/31(a)(b)	USD	2,963	$1,485,364
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.09%, 10/17/30		30,739	28,959,599
Series 2017-8A, Class B, (LIBOR USD 3 Month + 1.70%), 3.54%, 10/17/30		1,920	1,690,695
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.25%), 4.09%, 10/17/30		250	203,380
Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 5.09%, 10/17/30		250	178,737
Cent CLO 17 Ltd., Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 2.80%, 04/30/31(a)(b)		9,600	8,877,702
Cent CLO 19 Ltd., Series 2013-19A, Class C, (LIBOR USD 3 Month + 3.30%), 5.07%, 10/29/25(a)(b)		450	362,329
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 2.90%, 10/15/26(a)(b)		15,620	15,092,973
CIFC Funding Ltd.(a)(b):
Series 2012-2RA, Class A2, (LIBOR USD 3 Month + 1.25%), 3.07%, 01/20/28		250	226,687
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.59%, 07/16/30		500	456,479
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.04%, 10/18/30		10,950	10,286,953
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.10%), 2.92%, 01/18/31		630	587,229
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 2.97%, 10/17/30		3,650	3,463,510
Series 2015-2A, Class AR2, (LIBOR USD 3 Month + 1.01%), 2.39%, 04/15/30(d)		1,330	1,330,000
Series 2015-2A, Class CR2, (LIBOR USD 3 Month + 2.00%), 3.38%, 04/15/30(d)		5,750	5,750,000
Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.15%), 2.97%, 10/20/27		1,000	980,905
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.52%, 04/23/29		2,870	2,484,603
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.45%), 4.27%, 04/23/29		9,270	7,616,151
Series 2017-5A, Class C, (LIBOR USD 3 Month + 2.85%), 4.69%, 11/16/30		800	564,322
Clear Creek CLO(a)(b):
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.95%), 4.77%, 10/20/30		1,400	991,590
Series 2015-1A, Class ER, (LIBOR USD 3 Month + 6.30%), 8.12%, 10/20/30		1,375	806,535

Security		Par (000)	Value

Cayman Islands (continued)
Cumberland Park CLO Ltd.(a)(b):
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 3.62%, 07/20/28	USD	1,470	$1,214,456
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 2.70%), 4.52%, 07/20/28		500	384,135
Cutwater Ltd., Series 2014-1A, Class A1AR, (LIBOR USD 3 Month + 1.25%), 3.08%, 07/15/26(a)(b)		2,607	2,580,279
CVP Cascade CLO-1 Ltd., Series 2013- CLO1, Class A1R, (LIBOR USD 3 Month + 1.15%), 2.99%, 01/16/26(a)(b)		103	103,010
Deer Creek CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 3.00%, 10/20/30		3,000	2,809,996
Series 2017-1A, Class D, (LIBOR USD 3 Month + 2.95%), 4.77%, 10/20/30		900	631,805
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.35%), 8.17%, 10/20/30		500	292,170
Dryden 36 Senior Loan Fund(a)(b):
Series 2014-36A, Class AR2, (LIBOR USD 3 Month + 1.28%), 3.11%, 04/15/29		18,250	17,518,808
Series 2014-36A, Class DR2, (LIBOR USD 3 Month + 3.70%), 5.53%, 04/15/29		375	294,640
Dryden XXV Senior Loan Fund, Series 2012-25A, Class CRR, (LIBOR USD 3 Month + 1.85%), 3.68%, 10/15/27(a)(b)		1,500	1,238,136
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 2.89%, 08/15/30(a)(b)		23,925	22,560,629
Eaton Vance CLO Ltd.(a)(b):
Series 2013-1A, Class A1RR, (LIBOR USD 3 Month + 1.16%), 2.99%, 01/15/28		10,150	9,687,663
Series 2013-1A, Class BRR, (LIBOR USD 3 Month + 2.80%), 4.63%, 01/15/28		6,250	5,137,968
Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.20%), 4.03%, 10/15/30		1,000	810,558
Elevation CLO Ltd., Series 2018-10A, Class B, (LIBOR USD 3 Month + 1.90%), 3.72%, 10/20/31(a)(b)		2,773	2,452,240
Elm CLO Ltd.(a)(b):
Series 2014-1A, Class ARR, (LIBOR USD 3 Month + 1.17%), 3.01%, 01/17/29		11,970	11,486,751
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.75%), 3.59%, 01/17/29		1,000	866,946
Elmwood CLO I Ltd.(a)(b):
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.35%), 3.17%, 04/20/30		7,250	6,887,622
Series 2019-1A, Class B, (LIBOR USD 3 Month + 1.90%), 3.72%, 04/20/30		2,650	2,442,055

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Elmwood CLO II Ltd.(a)(b):
Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.45%), 3.27%, 04/20/31	USD	500	$470,994
Series 2019-2A, Class E, (LIBOR USD 3 Month + 6.80%), 8.62%, 04/20/31		2,000	1,306,112
Elmwood CLO III Ltd.(a)(b):
Series 2019-3A, Class A1, (LIBOR USD 3 Month + 1.37%), 3.23%, 10/15/32		8,250	7,719,518
Series 2019-3A, Class E, (LIBOR USD 3 Month + 7.00%), 8.83%, 10/15/32		7,200	4,589,260
Emerson Park CLO Ltd.(a)(b):
Series 2013-1A, Class B1R, (LIBOR USD 3 Month + 1.45%), 3.28%, 07/15/25		71	64,595
Series 2013-1A, Class DR, (LIBOR USD 3 Month + 3.40%), 5.23%, 07/15/25		1,859	1,511,548
Flatiron CLO Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 2.72%, 04/15/27		3,858	3,759,862
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.90%), 3.73%, 04/15/27		3,025	2,508,295
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.03%, 10/15/30(a)(b)		1,795	1,681,781
Galaxy XXIII CLO Ltd., Series 2017- 23A, Class A, (LIBOR USD 3 Month + 1.28%), 3.08%, 04/24/29(a)(b)		550	527,321
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.40%), 3.09%, 11/15/26		250	217,913
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 3.37%, 11/15/26		4,650	3,847,511
Series 2018-29A, Class D, (LIBOR USD 3 Month + 2.40%), 4.09%, 11/15/26		6,420	4,661,878
Gilbert Park CLO Ltd.(a)(b):
Series 2017-1A, Class C, (LIBOR USD 3 Month + 1.95%), 3.78%, 10/15/30		6,910	5,685,460
Series 2017-1A, Class D, (LIBOR USD 3 Month + 2.95%), 4.78%, 10/15/30		8,723	6,563,958
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, (LIBOR USD 3 Month + 1.30%), 3.12%, 10/20/32(a)(b)		250	229,994
GoldenTree Loan Opportunities IX Ltd.(a)(b):
Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 2.88%, 10/29/29		6,130	5,816,591
Series 2014-9A, Class ER2, (LIBOR USD 3 Month + 5.66%), 7.43%, 10/29/29		2,250	1,471,577

Security		Par (000)	Value

Cayman Islands (continued)
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (LIBOR USD 3 Month + 1.07%), 2.89%, 01/18/31(a)(b)	USD	4,095	$3,810,744
GoldentTree Loan Management US CLO 1 Ltd.(a)(b):
Series 2017-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 3.50%, 04/20/29		4,420	3,631,492
Series 2017-1A, Class DR, (LIBOR USD 3 Month + 2.65%), 4.30%, 04/20/29(d)		990	990,000
Grippen Park CLO Ltd., Series 2017- 1A, Class A, (LIBOR USD 3 Month + 1.26%), 3.08%, 01/20/30(a)(b)		1,255	1,187,659
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, (LIBOR USD 3 Month + 1.37%), 3.01%, 04/15/33(a)(b)(d)		2,000	1,997,800
Halcyon Loan Advisors Funding Ltd.(a)(b):
Series 2013-2A, Class C, (LIBOR USD 3 Month + 2.70%), 4.46%, 08/01/25		250	209,489
Series 2014-3A, Class B1R, (LIBOR USD 3 Month + 1.70%), 3.50%, 10/22/25		2,220	1,952,273
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A1B, (LIBOR USD 3 Month + 1.25%), 3.07%, 07/18/31		930	852,386
Series 12A-18, Class D, (LIBOR USD 3 Month + 5.15%), 6.97%, 07/18/31		1,860	1,023,590
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 2.74%, 02/05/31		8,145	7,475,310
Series 7A-2015, Class BR, (LIBOR USD 3 Month + 1.18%), 2.87%, 03/15/27		580	503,391
Series 7A-2015, Class CR, (LIBOR USD 3 Month + 1.70%), 3.39%, 03/15/27		1,670	1,375,030
Series 7A-2015, Class DR, (LIBOR USD 3 Month + 2.40%), 4.09%, 03/15/27		1,160	855,486
HPS Loan Management Ltd.(a)(b):
Series 10A-16, Class C, (LIBOR USD 3 Month + 3.65%), 5.47%, 01/20/28		1,250	942,862
Series 14A-19, Class A1, (LIBOR USD 3 Month + 1.27%), 3.06%, 07/25/30		1,000	946,084
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 2.96%, 10/19/28(a)(b)		4,550	4,385,687
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (LIBOR USD 3 Month + 7.53%), 9.28%, 01/20/33(a)(b)		2,250	1,399,262
KKR CLO Ltd., Series 16, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.07%, 01/20/29(a)(b)		7,200	6,915,622
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 2.89%, 01/20/31(a)(b)		7,000	6,529,189

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
LCM XIV LP, Series 14A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.87%, 07/20/31(a)(b)	USD	750	$691,278
LCM XX LP(a)(b):
Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.86%, 10/20/27		8,350	7,841,381
Series 20A, Class BR, (LIBOR USD 3 Month + 1.55%), 3.37%, 10/20/27		2,000	1,736,055
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.13%, 03/20/30(a)(b)		1,350	1,273,923
Limerock CLO III LLC(a)(b):
Series 2014-3A, Class A1R, (LIBOR USD 3 Month + 1.20%), 3.02%, 10/20/26		2,345	2,327,087
Series 2014-3A, Class C, (LIBOR USD 3 Month + 3.60%), 5.42%, 10/20/26		8,490	6,792,499
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 1.83%, 05/15/28(a)(b)		6,850	6,443,019
Madison Park Funding X Ltd.(a)(b):
Series 2012-10A, Class AR2, (LIBOR USD 3 Month + 1.22%), 3.04%, 01/20/29		9,500	9,127,345
Series 2012-10A, Class BR2, (LIBOR USD 3 Month + 1.80%), 3.62%, 01/20/29		26,850	23,256,450
Series 2012-10A, Class CR2, (LIBOR USD 3 Month + 2.35%), 4.17%, 01/20/29		32,060	26,374,172
Series 2012-10A, Class DR2, (LIBOR USD 3 Month + 3.25%), 5.07%, 01/20/29		1,600	1,233,574
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (LIBOR USD 3 Month + 1.16%), 2.97%, 07/23/29(a)(b)		10,237	9,763,087
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 2.77%, 04/19/30(a)(b)		9,230	7,910,963
Madison Park Funding XIX Ltd.(a)(b)(d):
Series 2015-19A, Class A1R2, (LIBOR USD 3 Month + 0.92%), 1.79%, 01/22/28		2,000	2,000,000
Series 2015-19A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 2.37%, 01/22/28		5,000	5,000,000
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (LIBOR USD 3 Month + 3.45%), 5.24%, 01/27/26(a)(b)		1,160	928,041
Madison Park Funding XVI Ltd.(a)(b):
Series 2015-16A, Class A1R, (LIBOR USD 3 Month + 1.33%), 3.15%, 04/20/26		3,839	3,718,640
Series 2015-16A, Class A2R, (LIBOR USD 3 Month + 1.90%), 3.72%, 04/20/26		500	436,715
Series 2015-16A, Class C, (LIBOR USD 3 Month + 3.70%), 5.52%, 04/20/26		2,050	1,649,371
Series 2015-16A, Class D, (LIBOR USD 3 Month + 5.50%), 7.32%, 04/20/26		4,030	2,925,358

Security		Par (000)	Value

Cayman Islands (continued)
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.01%, 10/21/30(a)(b)	USD	17,320	$16,272,216
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (LIBOR USD 3 Month + 1.26%), 2.92%, 01/15/33(a)(b)		1,750	1,688,750
Madison Park Funding XXIII Ltd., Series 2017-23A, Class A, (LIBOR USD 3 Month + 1.21%), 3.00%, 07/27/30(a)(b)		4,500	4,244,387
Madison Park Funding XXX Ltd.(b):
Series 2018-30A, Class E, (LIBOR USD 3 Month + 4.95%), 6.78%, 04/15/29(a)		2,050	1,270,415
Series 2018-30X, Class E, (LIBOR USD 3 Month + 4.95%), 6.78%, 04/15/29		1,000	619,714
Madison Park Funding XXXII Ltd., Series 2018-32A, Class E, (LIBOR USD 3 Month + 7.10%), 8.90%, 01/22/31(a)(b)		800	514,839
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class SUB, 0.00%, 04/25/48(a)(c)		9,960	5,012,928
Marathon CLO VII Ltd., Series 2014-7A, Class A1R, (LIBOR USD 3 Month + 1.32%), 3.12%, 10/28/25(a)(b)		362	359,092
Mariner CLO LLC(a)(b):
Series 2016-3A, Class BR2, (LIBOR USD 3 Month + 1.50%), 3.31%, 07/23/29(d)		5,000	4,995,000
Series 2016-3A, Class CR2, (LIBOR USD 3 Month + 2.05%), 3.86%, 07/23/29		23,000	23,000,000
Series 2016-3A, Class DR2, (LIBOR USD 3 Month + 2.90%), 4.71%, 07/23/29		3,750	3,750,000
Mariner CLO Ltd., Series 2017-4A, Class A, (LIBOR USD 3 Month + 1.21%), 3.00%, 10/26/29(a)(b)		2,310	2,200,950
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.42%, 07/20/24(a)(b)		9,290	9,201,083
Mountain Hawk III CLO Ltd., Series 2014-3A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.02%, 04/18/25(a)(b)		16,681	16,581,566
MP CLO VII Ltd.(a)(b):
Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.08%), 2.90%, 10/18/28		6,005	5,760,196
Series 2015-1A, Class BRR, (LIBOR USD 3 Month + 1.60%), 3.42%, 10/18/28		500	442,965
MP CLO VIII Ltd., Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.42%), 3.22%, 10/28/27(a)(b)		11,750	10,228,669
Neuberger Berman CLO XVII Ltd.(a)(b)(d):
Series 2014-17A, Class CR2, (LIBOR USD 3 Month + 2.00%), 3.61%, 04/22/29		5,350	5,338,765
Series 2014-17A, Class DR2A, (LIBOR USD 3 Month + 2.80%), 4.41%, 04/22/29		1,500	1,492,350

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class D, (LIBOR USD 3 Month + 2.50%), 4.33%, 01/15/28(a)(b)	USD	1,650	$1,262,503
Neuberger Berman CLO XX Ltd.(a)(b):
Series 2015-20A, Class DR, (LIBOR USD 3 Month + 2.40%), 4.23%, 01/15/28		1,750	1,324,131
Series 2015-20A, Class ER, (LIBOR USD 3 Month + 5.00%), 6.83%, 01/15/28		3,663	2,396,543
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class BR, (LIBOR USD 3 Month + 1.55%), 3.39%, 10/17/27(a)(b)		500	456,744
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 2.99%, 10/18/30(a)(b)		9,050	8,502,083
Oaktree CLO, Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.85%), 3.56%, 05/13/29(a)(b)		250	215,528
Oaktree CLO Ltd.(a)(b):
Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.87%), 2.69%, 10/20/27		10,390	10,096,642
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 5.20%), 7.02%, 10/20/27		2,000	1,352,086
OCP CLO Ltd.(a)(b):
Series 2013-4A, Class A2RR, (LIBOR USD 3 Month + 1.45%), 3.25%, 04/24/29		5,250	4,467,566
Series 2013-4A, Class BRR, (LIBOR USD 3 Month + 1.90%), 3.70%, 04/24/29		19,500	16,016,469
Series 2013-4A, Class CRR, (LIBOR USD 3 Month + 3.00%), 4.80%, 04/24/29		12,000	8,996,083
Series 2014-5A, Class A1R, (LIBOR USD 3 Month + 1.08%), 2.87%, 04/26/31		1,410	1,311,848
Series 2014-7A, Class A2RR, (LIBOR USD 3 Month + 1.65%), 3.47%, 07/20/29		1,350	1,234,213
Series 2015-8A, Class A1R, (LIBOR USD 3 Month + 0.85%), 2.69%, 04/17/27		3,454	3,412,111
Series 2015-8A, Class BR, (LIBOR USD 3 Month + 1.85%), 3.69%, 04/17/27		4,625	3,847,502
Series 2015-9A, Class BR, (LIBOR USD 3 Month + 1.75%), 3.58%, 07/15/27		7,920	6,578,600
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 3.64%, 10/26/27		1,750	1,450,526
Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 2.94%, 10/18/28		11,043	10,368,754
Series 2016-12A, Class A2R, (LIBOR USD 3 Month + 1.60%), 3.42%, 10/18/28		1,500	1,301,173
Series 2016-12A, Class CR, (LIBOR USD 3 Month + 3.00%), 4.82%, 10/18/28		3,160	2,379,531

Security		Par (000)	Value

Cayman Islands (continued)
Series 2017-13A, Class D, (LIBOR USD 3 Month + 6.63%), 8.46%, 07/15/30	USD	3,080	$1,940,270
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 3.64%, 11/20/30		1,200	976,150
Series 2019-16A, Class E, (LIBOR USD 3 Month + 6.62%), 8.44%, 01/20/32		1,000	615,997
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (LIBOR USD 3 Month + 0.96%), 2.80%, 04/16/31(a)(b)		276	255,057
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.20%), 8.02%, 03/17/30(a)(b)		500	311,019
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.12%, 07/20/30(a)(b)		1,000	644,552
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.19%), 3.01%, 01/20/31(a)(b)		1,625	1,514,133
Octagon Investment Partners XXIII Ltd.(a)(b):
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 3.68%, 07/15/27		3,770	3,111,748
Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.75%), 7.58%, 07/15/27		3,130	2,144,400
OFSI Fund VI Ltd.(a)(b):
Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 2.96%, 03/20/25		8,196	7,421,521
Series 2014-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.33%, 03/20/25		10,400	8,746,555
Series 2014-6A, Class CR, (LIBOR USD 3 Month + 2.50%), 4.33%, 03/20/25		7,830	6,302,029
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.72%, 10/18/26(a)(b)		897	893,686
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (LIBOR USD 3 Month + 4.20%), 5.89%, 11/20/27(a)(b)		2,520	2,015,980
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (LIBOR USD 3 Month + 7.15%), 8.97%, 01/21/30(a)(b)		740	505,629
OHA Loan Funding Ltd., Series 2013- 2A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.72%, 05/23/31(a)(b)		11,402	10,569,261
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (LIBOR USD 3 Month + 2.70%), 4.50%, 01/22/29(a)(b)		19,875	16,356,306
OZLM Funding IV Ltd.(a)(b):
Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.05%, 10/22/30		9,995	9,359,740
Series 2013-4A, Class A2R, (LIBOR USD 3 Month + 1.70%), 3.50%, 10/22/30		960	826,783

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
OZLM Funding Ltd.(a)(b):
Series 2012-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.03%, 07/22/29	USD	500	$477,191
Series 2012-1A, Class A2R2, (LIBOR USD 3 Month + 1.85%), 3.65%, 07/22/29		625	571,792
Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 5.40%, 07/22/29		350	271,726
OZLM Ltd., Series 2019-24A, Class A2A, (LIBOR USD 3 Month + 2.25%), 4.07%, 07/20/32(a)(b)		4,000	3,675,999
OZLM VI Ltd.(a):
Series 2014-6A, Class A2AS, (LIBOR USD 3 Month + 1.75%), 3.59%, 04/17/31(b)		300	257,775
Series 2014-6A, Class SUB, 0.00%, 04/17/31(c)		3,200	520,685
OZLM VIII Ltd.(a)(b):
Series 2014-8A, Class A2RR, (LIBOR USD 3 Month + 1.80%), 3.64%, 10/17/29		3,815	3,494,033
Series 2014-8A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.04%, 10/17/29		4,750	3,897,707
Series 2014-8A, Class CRR, (LIBOR USD 3 Month + 3.15%), 4.99%, 10/17/29		1,835	1,371,844
OZLM XIV Ltd.(a)(b):
Series 2015-14A, Class A1AR, (LIBOR USD 3 Month + 1.16%), 2.99%, 01/15/29		14,750	14,153,307
Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 3.53%, 01/15/29		8,000	7,364,951
Series 2015-14A, Class B1R, (LIBOR USD 3 Month + 2.10%), 3.93%, 01/15/29		8,870	7,293,668
Series 2015-14A, Class CR, (LIBOR USD 3 Month + 3.00%), 4.83%, 01/15/29		9,535	7,121,825
OZLM XIX Ltd., Series 2017-19A, Class A2, (LIBOR USD 3 Month + 1.61%), 3.44%, 11/22/30(a)(b)		7,135	6,339,385
OZLM XVIII Ltd., Series 2018-18A, Class A, (LIBOR USD 3 Month + 1.02%), 2.85%, 04/15/31(a)(b)		892	823,774
Palmer Square CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 2.97%, 01/17/31		1,670	1,573,292
Series 2015-1A, Class A1R2, (LIBOR USD 3 Month + 1.22%), 2.92%, 05/21/29		8,250	7,936,300
Series 2015-1A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 3.35%, 05/21/29		1,000	864,958
Series 2015-1A, Class CR2, (LIBOR USD 3 Month + 3.15%), 4.85%, 05/21/29		1,500	1,114,432
Series 2015-2A, Class CR2, (LIBOR USD 3 Month + 2.75%), 4.57%, 07/20/30		1,000	699,722

Security		Par (000)	Value

Cayman Islands (continued)
Series 2015-2A, Class DR2, (LIBOR USD 3 Month + 5.75%), 7.57%, 07/20/30	USD	3,500	$2,045,637
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.85%, 04/18/31		5,910	5,369,890
Series 2018-3A, Class A2, (LIBOR USD 3 Month + 1.35%), 3.04%, 08/15/26		10,427	9,094,371
Palmer Square Loan Funding Ltd.(a):
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 0.90%), 2.59%, 11/15/26(b)		5,230	5,059,000
Series 2018-4A, Class B, (LIBOR USD 3 Month + 1.90%), 3.59%, 11/15/26(b)		12,720	10,495,891
Series 2018-4A, Class C, (LIBOR USD 3 Month + 2.55%), 4.24%, 11/15/26(b)		7,050	5,676,662
Series 2018-5A, Class B, (LIBOR USD 3 Month + 1.90%), 3.72%, 01/20/27(b)		11,488	9,476,280
Series 2018-5A, Class C, (LIBOR USD 3 Month + 2.55%), 4.37%, 01/20/27(b)		7,255	5,842,150
Series 2018-5A, Class D, (LIBOR USD 3 Month + 4.25%), 6.07%, 01/20/27(b)		11,900	8,289,465
Series 2018-5A, Class SUB, 0.00%, 01/20/27(c)		4,750	1,252,927
Series 2019-1A, Class D, (LIBOR USD 3 Month + 5.80%), 7.62%, 04/20/27(b)		2,200	1,513,972
Series 2019-2A, Class C, (LIBOR USD 3 Month + 3.25%), 5.07%, 04/20/27(b)		7,125	5,739,878
Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.29%, 08/20/27(b)		4,750	4,124,258
Series 2019-3A, Class C, (LIBOR USD 3 Month + 3.40%), 5.09%, 08/20/27(b)		5,000	4,028,354
Series 2019-4A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.40%, 10/24/27(b)		2,250	2,070,230
Series 2019-4A, Class C, (LIBOR USD 3 Month + 3.25%), 5.05%, 10/24/27(b)		1,000	805,254
Series 2019-4A, Class D, (LIBOR USD 3 Month + 5.90%), 7.70%, 10/24/27(b)		1,200	825,259
Series 2020-1A, Class A2, (LIBOR USD 3 Month + 1.35%), 3.03%, 02/20/28(b)		2,750	2,340,914
Series 2020-2A, Class A2, (LIBOR USD 3 Month + 1.55%), 2.66%, 04/20/28(b)		8,750	8,750,000
Series 2020-2A, Class B, (LIBOR USD 3 Month + 2.25%), 3.36%, 04/20/28(b)		2,000	2,000,000
Series 2020-2A, Class C, (LIBOR USD 3 Month + 3.00%), 4.11%, 04/20/28(b)		1,000	1,000,000

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Parallel Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 2.67%, 07/20/27	USD	4,083	$3,956,936
Series 2015-1A, Class C1R, (LIBOR USD 3 Month + 1.75%), 3.57%, 07/20/27		1,670	1,382,194
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.55%), 4.37%, 07/20/27		3,250	2,340,860
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 5.85%), 7.53%, 08/23/31		4,250	2,283,532
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 2.92%, 11/14/29		8,065	7,700,147
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 3.40%, 11/14/29		1,820	1,573,542
Series 2017-1A, Class B, (LIBOR USD 3 Month + 2.15%), 3.85%, 11/14/29		2,000	1,642,812
Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.22%), 7.92%, 11/14/29		5,270	3,401,478
Series 2019-1A, Class A1, (LIBOR USD 3 Month + 1.48%), 3.17%, 05/15/32		500	464,497
Race Point IX CLO Ltd., Series 2015- 9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.04%, 10/15/30(a)(b)		2,070	1,947,568
Recette CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 4.57%, 10/20/27(a)(b)		1,250	991,210
Regatta Funding LP, Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 3.08%, 01/15/29(a)(b)		700	673,669
Regatta IX Funding Ltd., Series 2017- 1A, Class B, (LIBOR USD 3 Month + 1.80%), 3.64%, 04/17/30(a)(b)		1,250	1,118,374
Regatta VI Funding Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.70%), 4.52%, 07/20/28		3,000	2,247,146
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 5.00%), 6.82%, 07/20/28		3,000	1,864,100
Rockford Tower CLO Ltd.(a):
Series 2017-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.28%, 04/15/29(b)		750	638,393
Series 2017-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 3.68%, 04/15/29(b)		7,750	6,368,034
Series 2017-1A, Class DR, (LIBOR USD 3 Month + 2.65%), 4.48%, 04/15/29(b)		8,500	6,218,142
Series 2017-1A, Class E, (LIBOR USD 3 Month + 5.40%), 7.23%, 04/15/29(b)		7,800	4,917,056
Series 2017-2A, Class CR, (LIBOR USD 3 Month + 1.90%), 3.15%, 10/15/29(b)		1,250	1,082,417

Security		Par (000)	Value

Cayman Islands (continued)
Series 2017-2A, Class DR, (LIBOR USD 3 Month + 2.85%), 4.10%, 10/15/29(b)	USD	5,360	$4,083,013
Series 2017-2A, Class ER, (LIBOR USD 3 Month + 6.25%), 7.50%, 10/15/29(b)		4,500	2,639,818
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.01%, 10/20/30(b)		11,725	10,948,955
Series 2017-3A, Class B, (LIBOR USD 3 Month + 1.47%), 3.29%, 10/20/30(b)		1,150	1,022,591
Series 2017-3A, Class E, (LIBOR USD 3 Month + 5.75%), 7.57%, 10/20/30(b)		5,555	3,084,588
Series 2017-3A, Class SUB, 0.00%, 10/20/30(c)		2,000	917,240
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.10%), 2.79%, 05/20/31(b)		1,000	925,456
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.72%), 3.41%, 05/20/31(b)		250	224,458
Series 2018-1A, Class D, (LIBOR USD 3 Month + 3.00%), 4.69%, 05/20/31(b)		750	524,054
Series 2018-1A, Class SUB, 0.00%, 05/20/31(c)		2,000	993,648
Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.16%), 2.98%, 10/20/31(b)		1,159	1,071,318
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.80%), 3.62%, 10/20/31(b)		1,087	978,838
Series 2018-2A, Class E, (LIBOR USD 3 Month + 6.00%), 7.82%, 10/20/31(b)		1,690	932,745
Series 2018-2A, Class SUB, 0.00%, 10/20/31(c)		2,000	943,816
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.85%, 04/20/31(a)(b)		1,450	1,326,530
RR 2 Ltd.(a)(b):
Series 2017-2A, Class B, (LIBOR USD 3 Month + 2.00%), 3.83%, 10/15/29		2,843	2,327,678
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.20%), 8.03%, 10/15/29		1,340	847,532
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 2.92%, 01/15/30(a)(b)		500	466,222
RR 4 Ltd., Series 2018-4A, Class A2, (LIBOR USD 3 Month + 1.55%), 3.38%, 04/15/30(a)(b)		2,000	1,719,624
Seneca Park CLO Ltd.(a):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.12%), 2.96%, 07/17/26(b)		65	64,577
Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.15%), 3.99%, 07/17/26(b)		2,000	1,673,432
Series 2014-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.34%, 07/17/26(b)		11,660	9,386,735

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 2014-1A, Class SUB, 0.00%, 07/17/26(c)	USD	2,000	$28,600
Shackleton CLO Ltd., Series 2019-15A, Class B, (LIBOR USD 3 Month + 2.00%), 3.90%, 01/15/30(a)(b)		1,000	851,202
Silver Creek CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.06%, 07/20/30		3,750	3,596,986
Series 2014-1A, Class DR, (LIBOR USD 3 Month + 3.35%), 5.17%, 07/20/30		500	380,513
Series 2014-1A, Class E1R, (LIBOR USD 3 Month + 5.62%), 7.44%, 07/20/30		500	312,204
Sound Point CLO XI Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.25%), 4.07%, 07/20/28(a)(b)		4,670	3,847,671
Sound Point CLO XIV Ltd.(a)(b):
Series 2016-3A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.96%, 01/23/29		8,600	8,277,760
Series 2016-3A, Class C, (LIBOR USD 3 Month + 2.65%), 4.46%, 01/23/29		1,560	1,282,767
Sound Point CLO XV Ltd.(a)(b):
Series 2017-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.96%, 01/23/29		10,400	9,949,620
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.50%), 4.31%, 01/23/29		5,338	4,386,561
Sound Point CLO XXIII Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.40%), 3.23%, 04/15/32(a)(b)		22,720	21,204,367
Sound Point CLO XXIV, Series 2019-3A, Class D, (LIBOR USD 3 Month + 4.11%), 6.21%, 10/25/32(a)(b)		4,000	2,914,625
Steele Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.08%, 01/15/30(a)(b)		420	393,868
Strata CLO I Ltd.(a):
Series 2018-1A, Class E, (LIBOR USD 3 Month + 7.08%), 8.91%, 01/15/31(b)		1,690	1,301,862
Series 2018-1A, Class USUB, 0.00%, 01/15/2118(c)		7,680	2,903,255
Sudbury Mill CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.15%), 2.99%, 01/17/26		415	412,530
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.17%), 3.01%, 01/17/26		719	715,114
Symphony CLO XIV Ltd., Series 2014-14A, Class B1RR, (LIBOR USD 3 Month + 1.70%), 3.54%, 07/14/26(a)(b)		24,000	20,932,056
Symphony CLO XVIII Ltd.(a)(b):
Series 2016-18A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.96%, 01/23/28		9,950	9,489,927
Series 2016-18A, Class B, (LIBOR USD 3 Month + 1.80%), 3.61%, 01/23/28		300	276,347

Security		Par (000)	Value

Cayman Islands (continued)
Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 5.81%, 01/23/28	USD	750	$582,354
Symphony CLO XXI Ltd., Series 2019-21A, Class A, (LIBOR USD 3 Month + 1.38%), 3.74%, 07/15/32(a)(b)		3,500	3,240,926
TCI-Symphony CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.45%), 8.28%, 07/15/30(a)(b)		1,921	1,229,075
Thacher Park CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.16%), 2.98%, 10/20/26		3,245	3,219,279
Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.02%, 10/20/26		500	417,295
Series 2014-1A, Class D1R, (LIBOR USD 3 Month + 3.40%), 5.22%, 10/20/26		4,340	3,472,362
THL Credit Wind River CLO Ltd.(a)(b):
Series 2012-1A, Class BR2, (LIBOR USD 3 Month + 1.45%), 3.28%, 01/15/26		2,650	2,335,905
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.05%), 2.88%, 07/15/28		1,500	1,407,542
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.30%), 4.12%, 04/18/29		2,600	2,136,582
TIAA CLO II Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.28%), 3.10%, 04/20/29(a)(b)		250	239,868
TIAA CLO III Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 2.99%, 01/16/31		269	250,569
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 3.34%, 01/16/31		750	655,700
TICP CLO IX Ltd., Series 2017-9A, Class A, (LIBOR USD 3 Month + 1.14%), 2.96%, 01/20/31(a)(b)		2,000	1,835,981
TICP CLO V Ltd., Series 2016-5A, Class ER, (LIBOR USD 3 Month + 5.75%), 7.59%, 07/17/31(a)(b)		1,000	537,033
TICP CLO VI Ltd.(a)(b):
Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.03%, 01/15/29		1,000	963,483
Series 2016-6A, Class BR, (LIBOR USD 3 Month + 1.70%), 3.53%, 01/15/29		1,000	866,708
Series 2016-6A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.23%, 01/15/29		2,000	1,299,104
TICP CLO VII Ltd., Series 2017-7A, Class ER, (LIBOR USD 3 Month + 7.05%), 8.56%, 04/15/33(a)(b)		2,900	1,805,025
TICP CLO X Ltd., Series 2018-10A, Class E, (LIBOR USD 3 Month + 5.50%), 7.32%, 04/20/31(a)(b)		500	288,789
TICP CLO XI Ltd., Series 2018-11A, Class A, (LIBOR USD 3 Month + 1.18%), 3.00%, 10/20/31(a)(b)		500	462,999

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
TICP CLO XII Ltd.(a)(b):
Series 2018-12A, Class A, (LIBOR USD 3 Month + 1.11%), 2.94%, 01/15/31	USD	250	$237,645
Series 2018-12A, Class E, (LIBOR USD 3 Month + 5.50%), 7.33%, 01/15/31		1,250	791,763
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 4.47%, 10/20/28(a)(b)		5,560	4,199,716
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (LIBOR USD 3 Month + 5.75%), 7.54%, 07/25/31(a)(b)		3,860	2,148,746
Trestles CLO III Ltd.(a)(d):
Series 2020-3A, Class A1, (LIBOR USD 3 Month + 1.33%), 2.97%, 01/20/33(b)		4,750	4,738,125
Series 2020-3A, Class B1, (LIBOR USD 3 Month + 1.85%), 3.49%, 01/20/33(b)		1,500	1,488,750
Series 2020-3A, Class SUB, 0.00%, 01/20/33(c)		1,000	687,500
TRESTLES CLO Ltd.(a)(b):
Series 2017-1A, Class A1A, (LIBOR USD 3 Month + 1.29%), 3.08%, 07/25/29		17,950	17,159,936
Series 2017-1A, Class B, (LIBOR USD 3 Month + 2.55%), 4.34%, 07/25/29		3,127	2,568,748
Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.65%), 5.44%, 07/25/29		750	569,057
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, (LIBOR USD 3 Month + 0.45%), 1.91%, 03/03/39(a)(b)		50,060	2,496,878
Trinitas CLO II Ltd., Series 2014-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.01%, 07/15/26(a)(b)		561	557,343
Tryon Park CLO Ltd., Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.50%), 3.33%, 04/15/29(a)(b)		1,900	1,660,778
Venture XXIV CLO Ltd., Series 2016-24A, Class AR, (LIBOR USD 3 Month + 1.18%), 3.00%, 10/20/28(a)(b)		5,250	5,068,451
Venture XXV CLO Ltd., Series 2016-25A, Class AR, (LIBOR USD 3 Month + 1.23%), 3.05%, 04/20/29(a)(b)		3,000	2,792,163
Voya CLO Ltd.(a)(b):
Series 2014-3A, Class CR, (LIBOR USD 3 Month + 2.65%), 4.44%, 07/25/26		800	607,378
Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.31%, 07/23/27		750	651,147
Series 2017-3A, Class A1A, (LIBOR USD 3 Month + 1.23%), 3.05%, 07/20/30		2,270	2,146,524
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 2.96%, 10/15/30		3,500	3,284,565
Series 2019-1A, Class AR, (LIBOR USD 3 Month + 1.06%), 2.52%, 04/15/31		21,831	20,817,987
West CLO Ltd., Series 2013-1A, Class C, (LIBOR USD 3 Month + 3.65%), 5.39%, 11/07/25(a)(b)		1,025	828,913

Security		Par (000)	Value

Cayman Islands (continued)
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.25%), 5.07%, 07/20/28(a)(b)	USD	2,815	$2,168,762
York CLO-3 Ltd.(a):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.07%, 10/20/29(b)		6,540	6,220,826
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 3.57%, 10/20/29(b)		10,455	9,031,671
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 5.42%, 10/20/29(b)		10,528	8,058,551
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.22%, 10/20/29(b)		7,052	4,224,379
Series 2016-1A, Class FR, (LIBOR USD 3 Month + 7.25%), 9.07%, 10/20/29(b)		2,917	1,438,229
Series 2016-1A, Class SUB, 0.00%, 10/20/29(c)		10,535	1,414,004
York CLO-4 Ltd.(a):
Series 2016-2A, Class A1R, (LIBOR USD 3 Month + 1.09%), 2.09%, 04/20/32(b)(d)		16,935	16,935,000
Series 2016-2A, Class BR, (LIBOR USD 3 Month + 1.55%), 2.55%, 04/20/32(b)		2,750	2,750,000
Series 2016-2A, Class CR, (LIBOR USD 3 Month + 2.15%), 3.15%, 04/20/32(b)		4,900	4,900,000
Series 2016-2A, Class DR, (LIBOR USD 3 Month + 3.15%), 4.15%, 04/20/32(b)		6,500	6,500,000
Series 2016-2A, Class ER, (LIBOR USD 3 Month + 6.75%), 7.75%, 04/20/32(b)(d)		7,000	6,965,000
Series 2016-2A, Class SUB, 0.00%, 04/20/32(c)		11,990	5,391,184

			1,999,547,621

France — 0.0%(b)
FCT Autonoria:
Series 2019-1, Class C, (EURIBOR 1 Month + 1.20%), 0.75%, 09/25/35	EUR	900	990,168
Series 2019-1, Class D, (EURIBOR 1 Month + 1.60%), 1.15%, 09/25/35		600	660,405
Series 2019-1, Class E, (EURIBOR 1 Month + 2.70%), 2.26%, 09/25/35		900	991,448
Series 2019-1, Class F, (EURIBOR 1 Month + 3.70%), 3.26%, 09/25/35		500	551,257
FCT Noria:
Series 2018-1, Class D, (EURIBOR 1 Month + 1.50%), 1.06%, 06/25/38		1,094	1,204,830
Series 2018-1, Class E, (EURIBOR 1 Month + 2.65%), 2.21%, 06/25/38		1,216	1,340,995

			5,739,103

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany — 0.0%
Red & Black Auto Germany UG(b):
Series 6, Class C, (EURIBOR 1 Month + 1.40%), 0.88%, 10/15/28	EUR	200	$218,393
Series 6, Class D, (EURIBOR 1 Month + 2.25%), 1.73%, 10/15/28		200	218,575

			436,968

Ireland — 0.2%
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(b)		1,580	1,139,175
Aqueduct European CLO DAC(b):
Series 2017-2X, Class B1, (EURIBOR 3 Month + 1.20%), 1.20%, 10/15/30		2,518	2,339,046
Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30		534	355,263
Aurium CLO II DAC, Series 2X, Class ER, (EURIBOR 3 Month + 5.10%), 5.10%, 10/13/29(b)		450	321,023
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(b)		2,610	1,742,235
Series 15X, Class FR, (EURIBOR 3 Month + 5.84%), 5.84%, 04/15/31(b)		1,760	985,637
Series 15X, Class M1, 0.00%, 04/15/31(c)		3,100	1,553,579
Avoca CLO XVIII DAC(b):
Series 18X, Class B1, (EURIBOR 3 Month + 1.25%), 1.25%, 04/15/31		5,800	5,300,153
Series 18X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31		2,300	1,528,915
Bilbao CLO I DAC(b):
Series 1X, Class A2A, (EURIBOR 3 Month + 1.30%), 1.30%, 07/20/31		4,300	3,963,539
Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31		700	497,322
CIFC European Funding CLO I DAC, Series 1X, Class E, (EURIBOR 3 Month + 5.86%), 5.86%, 07/15/32(b)		1,378	876,374
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/32(c)		2,925	1,326,966
CVC Cordatus Loan Fund XV DAC, Series 15X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 08/26/32(b)		2,050	1,275,867
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class A1, (EURIBOR 3 Month + 1.14%), 1.14%, 04/25/32(b)		2,975	3,020,688
Harvest CLO XXII DAC, Series 22X, Class E, (EURIBOR 3 Month + 6.11%), 6.11%, 01/15/32(b)		2,000	1,258,750
Harvest CLO XXIII DAC(b):
Series 23X, Class A, (EURIBOR 3 Month + 0.95%), 0.95%, 10/20/32		1,817	1,890,840
Series 23X, Class E, (EURIBOR 3 Month + 5.33%), 5.33%, 10/20/32		517	382,484
Invesco Euro CLO I DAC, Series 1X, Class B, (EURIBOR 3 Month + 1.85%), 1.85%, 07/15/31(b)		2,860	2,635,347

Security		Par (000)	Value

Ireland (continued)
Invesco Euro CLO III DAC:
Series 3X, Class F, (EURIBOR 3 Month + 8.07%), 8.07%, 07/15/32(b)	EUR	1,100	$833,763
Series 3X, Class SUB, 0.00%, 07/15/32(c)		2,740	1,439,960
Madison Park Euro Funding X DAC:
Series 10X, Class A1, (EURIBOR 3 Month + 0.74%), 0.74%, 10/25/30(b)		2,700	2,773,451
Series 10X, Class B1, (EURIBOR 3 Month + 1.20%), 1.20%, 10/25/30(b)		1,850	1,654,043
Series 10X, Class M, 0.00%, 10/25/30(c)		600	304,637
Madison Park Euro Funding XI DAC, Series 11X, Class C, (EURIBOR 3 Month + 1.85%), 1.85%, 02/15/31(b)		1,350	1,166,983
Man GLG Euro CLO IV DAC, Series 4X, Class B1, (EURIBOR 3 Month + 1.05%), 1.05%, 05/15/31(b)		3,581	3,291,664
OCP Euro CLO DAC(b):
Series 2017-2X, Class B, (EURIBOR 3 Month + 1.35%), 1.35%, 01/15/32		1,500	1,411,839
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32		897	614,945
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		600	343,448
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(b)		862	581,670
Providus CLO III DAC, Series 3X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 07/20/32(b)		1,600	998,541
Sound Point Euro CLO II Funding DAC, Series 2X, Class X, (EURIBOR 3 Month + 0.50%), 0.50%, 10/26/32(b)		1,500	1,619,704
Voya Euro CLO I DAC:
Series 1X, Class A, (EURIBOR 3 Month + 0.75%), 0.75%, 10/15/30(b)		4,920	5,143,567
Series 1X, Class B1NE, (EURIBOR 3 Month + 1.15%), 1.15%, 10/15/30(b)		750	687,769
Series 1X, Class SUB, 0.00%, 10/15/30(c)		1,749	947,528

			56,206,715

Italy — 0.0%
Brignole Co. SRL, Series 2019-1, Class C, (EURIBOR 1 Month + 2.90%), 2.45%, 07/24/34(b)		225	248,214

Luxembourg — 0.0%(b)
E-Carat SA:
Series 10FR, Class C, (EURIBOR 1 Month + 1.10%), 0.62%, 12/20/28		400	437,420
Series 10FR, Class D, (EURIBOR 1 Month + 1.50%), 1.02%, 12/20/28		200	219,235
Silver Arrow SA Compartment:
Series 10, Class C, (EURIBOR 1 Month + 1.35%), 0.83%, 03/15/27		300	327,110

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Luxembourg (continued)
Series 10, Class D, (EURIBOR 1 Month + 2.60%), 2.08%, 03/15/27	EUR	300	$333,205

			1,316,970

Netherlands — 0.1%
ALME Loan Funding V BV, Series 5X, Class B1R, (EURIBOR 3 Month + 1.60%), 1.60%, 07/15/31(b)		2,900	2,697,972
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR 3 Month + 4.70%), 4.70%, 01/12/31(b)		2,240	1,559,756
Series 14X, Class FR, (EURIBOR 3 Month + 6.35%), 6.35%, 01/12/31(b)		1,100	650,791
Series 14X, Class SUB, 0.00%, 01/12/31(c)		4,510	1,914,354
Cairn CLO IX BV(b):
Series 2018-9X, Class A, (EURIBOR 3 Month + 0.71%), 0.71%, 04/25/32		2,700	2,723,517
Series 2018-9X, Class B1, (EURIBOR 3 Month + 1.00%), 1.00%, 04/25/32		2,600	2,333,499
Series 2018-9X, Class E, (EURIBOR 3 Month + 4.13%), 4.13%, 04/25/32		1,240	788,516
Contego CLO II BV, Series 2X, Class BRNE, (EURIBOR 3 Month + 1.45%), 1.04%, 11/15/26(b)		950	937,112
Dryden 56 Euro CLO BV, Series 2017- 56X, Class E, (EURIBOR 3 Month + 4.72%), 4.72%, 01/15/32(b)		1,225	836,335
Halcyon Loan Advisors European Funding, Series 2018-1X, Class B1, (EURIBOR 3 Month + 1.48%), 1.48%, 10/18/31(b)		2,600	2,418,194
OZLME III DAC:
Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(b)		1,000	676,966
Series 3X, Class SUB, 0.00%, 08/24/30(c)		3,000	1,161,354
OZLME IV DAC, Series 4X, Class B, (EURIBOR 3 Month + 1.35%), 1.35%, 07/27/32(b)		2,890	2,618,725

			21,317,091

Portugal — 0.1%
TAGUS — Sociedade de Titularizacao de Creditos SA:
Series 4, Class SNR, 2.42%, 02/12/21		4,665	5,161,306
Series 5, Class SEN, 0.85%, 02/12/22		13,064	14,422,754
Series 7, Class SEN, 0.70%, 02/12/24		12,336	13,431,278

			33,015,338

United Kingdom — 0.1%
Greene King Finance plc, Series B1, 5.70%, 12/15/34(e)	GBP	1,700	1,938,310
Motor plc:
Series 2016-1, Class C, 3.75%, 11/25/25		6,720	8,396,593
Series 2016-1, Class D, 4.25%, 11/25/25		1,325	1,653,720

Security		Par (000)	Value

United Kingdom (continued)
Series 2016-1, Class E, 5.25%, 11/25/25	GBP	1,112	$1,389,551
Newday Funding plc(b):
Series 2017-1, Class C, (LIBOR GBP 1 Month + 1.90%), 2.15%, 07/15/25		3,800	4,706,400
Series 2017-1, Class D, (LIBOR GBP 1 Month + 2.25%), 2.50%, 07/15/25		3,900	4,831,203
PCL Funding II plc(b):
Series 2017-1, Class B, (LIBOR GBP 1 Month + 1.75%), 2.00%, 06/15/22		904	1,120,704
Series 2017-1, Class C, (LIBOR GBP 1 Month + 2.25%), 2.50%, 06/15/22		556	688,240
PCL Funding III plc(b):
Series 2017-2, Class B, (LIBOR GBP 1 Month + 1.40%), 1.65%, 06/15/23		821	1,008,444
Series 2017-2, Class C, (LIBOR GBP 1 Month + 1.85%), 2.10%, 06/15/23		635	779,274
Trafford Centre Finance Ltd. (The), Series B2, (LIBOR GBP 3 Month + 0.83%), 1.51%, 07/28/35(b)		3,400	3,824,490
Turbo Finance 8 plc, Series 8, Class C, (LIBOR GBP 1 Month + 1.95%), 2.19%, 02/20/26(b)		1,275	1,574,562
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27		7,610	10,395,271

			42,306,762

United States — 7.6%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (LIBOR USD 1 Month + 0.34%), 1.29%, 04/25/36(b)	USD	14,870	6,301,600
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 1.08%, 05/25/37(b)		7,924	1,651,526
ACE Securities Manufactured Housing Loan Trust, Series 2003-MH1, Class B2, 0.00%, 08/15/30(a)(d)		4,314	3,392,897
Ajax Mortgage Loan Trust(a):
Series 2017-D, Class A, 3.75%, 12/25/57(d)		23,860	20,281,119
Series 2017-D, Class B, 0.00%, 12/25/57(c)(d)		4,500	2,038,130
Series 2018-A, Class A, 3.85%, 04/25/58(d)		25,962	23,106,083
Series 2018-A, Class B, 0.00%, 04/25/58(d)		7,213	4,241,001
Series 2018-B, Class A, 3.75%, 02/26/57(d)		11,748	11,763,111
Series 2018-B, Class B, 0.00%, 02/26/57(d)		7,349	2,070,964
Series 2018-D, Class A, 3.75%, 08/25/58(c)(d)		30,005	26,704,463
Series 2018-D, Class B, 0.00%, 08/25/58(c)(d)		7,854	4,426,326
Series 2018-E, Class A, 4.38%, 06/25/58(c)		12,536	12,577,748
Series 2018-E, Class B, 5.25%, 06/25/58(c)(d)		2,263	1,584,100

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2018-E, Class C, 0.00%, 06/25/58(c)(d)	USD	5,795	$1,754,719
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		41,786	35,518,428
Series 2018-F, Class B, 5.25%, 11/25/58(c)(d)		6,598	4,618,726
Series 2018-F, Class C, 0.00%, 11/25/58(d)		15,621	7,666,971
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		36,025	35,845,057
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)		5,510	5,289,439
Series 2018-G, Class C, 0.00%, 06/25/57(d)		14,224	13,489,080
Series 2019-A, Class A, 3.75%, 08/25/57(c)		32,948	32,767,764
Series 2019-A, Class B, 5.25%, 08/25/57(c)(d)		4,203	4,131,928
Series 2019-A, Class C, 0.00%, 08/25/57(d)		10,566	8,383,410
Series 2019-B, Class A, 3.75%, 01/25/59(c)		56,382	55,943,642
Series 2019-B, Class B, 5.25%, 01/25/59(c)(d)		6,949	6,836,532
Series 2019-B, Class C, 0.00%, 01/25/59(d)		17,799	14,653,931
Series 2019-C, Class A, 3.95%, 10/25/58(c)		16,082	15,950,828
Series 2019-E, Class A, 3.00%, 09/25/59(e)		52,469	47,075,022
Series 2019-E, Class B, 4.88%, 09/25/59(e)		5,540	4,284,783
Series 2019-E, Class C, 0.00%, 09/25/59(d)		13,246	6,006,941
Series 2019-G, Class A, 3.00%, 09/25/59(e)		32,727	28,371,428
Series 2019-G, Class B, 4.25%, 09/25/59(e)		4,280	3,201,817
Series 2019-G, Class C, 0.00%, 09/25/59		10,984	7,565,348
Series 2019H, Class A, 3.00%, 11/25/59(e)		32,581	28,113,457
Series 2019H, Class B, 4.25%, 11/25/59(e)		3,968	2,968,413
Series 2019-H, Class C, 0.00%, 11/25/59		10,204	7,993,274
Series 2020-A, Class A, 2.37%, 12/25/59(d)(e)		57,032	56,718,318
Series 2020-A, Class B, 3.50%, 12/25/59(d)(e)		7,436	7,383,603
Series 2020-A, Class C, 0.00%, 12/25/59(d)		19,122	11,314,297
ALM VII R-2 Ltd., Series 2013-7R2A, Class CR2, (LIBOR USD 3 Month + 3.00%), 4.83%, 10/15/27(a)(b)		1,750	1,312,152
ALM XVII Ltd.(a)(b):
Series 2015-17A, Class A1AR, (LIBOR USD 3 Month + 0.93%), 2.76%, 01/15/28		250	234,800
Series 2015-17A, Class BR, (LIBOR USD 3 Month + 2.10%), 3.93%, 01/15/28		2,350	1,938,647
Series 2015-17A, Class CR, (LIBOR USD 3 Month + 2.80%), 4.63%, 01/15/28		2,530	1,933,968

Security		Par (000)	Value

United States (continued)
American Homes 4 Rent Trust(a):
Series 2014-SFR2, Class E, 6.23%, 10/17/36	USD	8,624	$8,175,633
Series 2015-SFR1, Class XS, 0.00%, 04/17/52(c)		22,970	230
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.48%), 1.43%, 05/25/35(b)		8,316	6,550,732
B2R Mortgage Trust(a):
Series 2015-2, Class A, 3.34%, 11/15/48		902	898,772
Series 2015-2, Class XA, 2.43%, 11/15/48(c)		10,878	77,777
BankAmerica Manufactured Housing Contract Trust(c):
Series 1997-2, Class B1, 7.07%, 02/10/22		4,500	2,740,853
Series 1998-2, Class B1, 7.52%, 12/10/25		8,475	4,224,175
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, (LIBOR USD 1 Month + 1.00%), 1.94%, 05/28/39		25,771	22,787,605
Series 2004-B, Class A2, (LIBOR USD 1 Month + 1.30%), 2.24%, 05/28/39		1,428	1,153,935
Series 2005-A, Class A1, (LIBOR USD 1 Month + 1.00%), 1.94%, 02/28/40		17,636	15,796,682
Series 2005-E, Class A1, (LIBOR USD 1 Month + 1.00%), 1.94%, 12/28/40		2,882	2,508,916
BCMSC Trust(c):
Series 2000-A, Class A2, 7.58%, 06/15/30		7,777	2,469,689
Series 2000-A, Class A3, 7.83%, 06/15/30		7,219	2,369,856
Series 2000-A, Class A4, 8.29%, 06/15/30		5,207	1,809,700
Bear Stearns Asset-Backed Securities I Trust(b):
Series 2004-HE7, Class M2, (LIBOR USD 1 Month + 1.73%), 2.67%, 08/25/34		584	556,873
Series 2006-HE1, Class 1M4, (LIBOR USD 1 Month + 0.68%), 1.63%, 12/25/35		4,513	4,876,447
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 1.12%, 09/25/36		5,424	6,265,259
Series 2006-HE8, Class 1A3, (LIBOR USD 1 Month + 0.26%), 1.21%, 10/25/36		2,391	1,838,347
Series 2007-FS1, Class 1A3, (LIBOR USD 1 Month + 0.17%), 1.12%, 05/25/35		4,537	4,616,543
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 1.11%, 01/25/37		2,635	2,535,175
Series 2007-HE2, Class 1A4, (LIBOR USD 1 Month + 0.32%), 1.27%, 03/25/37		2,720	1,542,466
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 1.09%, 03/25/37		4,088	3,680,522

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 1.09%, 03/25/37	USD	7,123	$6,878,375
Series 2007-HE3, Class 1A3, (LIBOR USD 1 Month + 0.25%), 1.20%, 04/25/37		2,917	3,003,161
Series 2007-HE3, Class 1A4, (LIBOR USD 1 Month + 0.35%), 1.30%, 04/25/37		18,466	12,431,983
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 2.15%, 01/25/36(b)		315	309,061
Carrington Mortgage Loan Trust(b):
Series 2006-FRE1, Class A4, (LIBOR USD 1 Month + 0.25%), 1.20%, 04/25/36		9,244	6,007,349
Series 2006-NC1, Class M2, (LIBOR USD 1 Month + 0.42%), 1.37%, 01/25/36		1,620	889,307
Series 2006-NC3, Class A4, (LIBOR USD 1 Month + 0.24%), 1.19%, 08/25/36		9,267	5,481,906
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 10/25/36		2,692	2,366,707
Series 2006-NC5, Class A3, (LIBOR USD 1 Month + 0.15%), 1.10%, 01/25/37		1,372	926,716
Series 2007-RFC1, Class A4, (LIBOR USD 1 Month + 0.22%), 1.17%, 10/25/36		5,940	2,753,409
Cascade MH Asset Trust, Series 2019- MH1, Class A, 4.00%, 11/25/44(a)(c)		25,102	24,980,112
C-BASS Trust, Series 2006-CB7, Class A4, (LIBOR USD 1 Month + 0.16%), 1.11%, 10/25/36(b)		1,750	1,247,247
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.02%, 06/25/37(e)		7,650	6,657,416
Citigroup Mortgage Loan Trust(b):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 1.15%, 05/25/37		17,986	12,727,960
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 1.22%, 05/25/37		8,170	5,827,219
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (LIBOR USD 1 Month + 0.32%), 1.27%, 11/25/36(b)		7,880	5,532,509
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(a)(c)		50,850	51,052,126
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28(c)		3,577	3,360,915
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		5,126	4,918,458
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		3,855	3,737,058
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		980	864,232
Series 1998-6, Class M1, 6.63%, 06/01/30(c)		2,953	2,641,646

Security		Par (000)	Value

United States (continued)
Series 1998-8, Class A1, 6.28%, 09/01/30	USD	2,674	$2,710,265
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		7,213	5,960,187
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		3,078	1,829,335
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		3,302	1,893,074
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		4,601	1,681,493
Series 2000-4, Class A5, 7.97%, 05/01/32		16,283	5,859,630
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		5,750	2,157,451
Series 2000-5, Class A6, 7.96%, 05/01/31		6,683	3,249,906
Series 2000-5, Class A7, 8.20%, 05/01/31		12,168	6,089,818
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A4, 6.53%, 01/25/29(e)		1,100	1,169,679
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(a)		5,071	4,965,137
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.30%, 12/25/36(e)		1,341	1,124,863
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(e)		2,397	2,259,068
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(e)		13,117	1,541,929
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 1.29%, 07/25/37(a)(b)		2,068	1,231,515
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 4.65%, 04/25/36(c)		9,488	8,447,055
Series 2005-16, Class 2AF3, 4.47%, 05/25/36(c)		1,794	1,741,111
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(e)		7,301	5,964,497
Series 2006-11, Class 3AV2, (LIBOR USD 1 Month + 0.16%), 1.11%, 09/25/46(b)		681	639,493
Series 2006-18, Class M1, (LIBOR USD 1 Month + 0.30%), 1.25%, 03/25/37(b)		12,461	6,235,663
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (LIBOR USD 1 Month + 0.27%), 0.97%, 03/15/34(b)		643	576,837
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35		1,897	2,002,641
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 1.00%, 12/15/33		66	62,256
Series 2006-RES, Class 5B1A, (LIBOR USD 1 Month + 0.19%), 0.89%, 05/15/35		845	787,219

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2006-RES, Class 5B1B, (LIBOR USD 1 Month + 0.19%), 0.89%, 05/15/35(d)	USD	617	$599,568
CWHEQ Revolving Home Equity Loan Trust(b):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 0.88%, 05/15/35		1,927	1,808,588
Series 2006-C, Class 2A, (LIBOR USD 1 Month + 0.18%), 0.88%, 05/15/36		7,350	6,577,146
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 0.85%, 11/15/36		4,423	3,390,177
Dividend Solar Loans LLC, Series 2018-1, Class B, 4.29%, 07/20/38(a)		1,178	1,108,552
Dorchester Park CLO DAC(a)(b):
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.27%, 04/20/28		4,243	3,688,459
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.75%), 3.57%, 04/20/28		1,860	1,536,004
Education Funding Trust Trust, Series 2020-A, Class R, 0.00%, 07/25/41(a)(d)		75	16,295,250
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)(c)		19,230	19,849,073
Finance of America HECM Buyout, Series 2020-HB1, Class M5, 6.00%, 02/25/30(a)(c)(d)		3,481	3,383,993
Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(a)(c)(d)		3,915	3,894,250
First Franklin Mortgage Loan Trust(b):
Series 2004-FFH3, Class M3, (LIBOR USD 1 Month + 1.05%), 2.00%, 10/25/34		2,818	2,057,351
Series 2006-FF13, Class A1, (LIBOR USD 1 Month + 0.12%), 1.07%, 10/25/36		5,921	4,387,823
Series 2006-FF16, Class 2A4, (LIBOR USD 1 Month + 0.21%), 1.16%, 12/25/36		6,646	3,532,156
Fremont Home Loan Trust(b):
Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 1.09%, 02/25/37		17,421	11,746,575
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.17%), 1.12%, 02/25/37		6,787	2,953,781
GAM Resecuritization Trust, Series 2018-B, Class A1, (US Prime Rate - 2.00%), 1.25%, 08/27/51(a)(b)		14,127	13,196,576
GE-WMC Asset-Backed Pass-Through Certificates(b):
Series 2005-2, Class A2C, (LIBOR USD 1 Month + 0.25%), 1.20%, 12/25/35		953	922,245
Series 2005-2, Class M1, (LIBOR USD 1 Month + 0.44%), 1.39%, 12/25/35		12,954	7,754,825

Security		Par (000)	Value

United States (continued)
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (LIBOR USD 3 Month + 1.12%), 2.94%, 07/20/31(a)(b)	USD	4,833	$4,487,172
Greenpoint Manufactured Housing(c):
Series 1999-5, Class M1B, 8.29%, 12/15/29		3,550	3,531,529
Series 1999-5, Class M2, 9.23%, 12/15/29		3,753	2,869,143
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1 Month + 0.35%), 1.30%, 12/25/35(b)		1,962	665,185
Series 2006-4, Class 1A1, 3.62%, 03/25/36(c)		6,027	4,184,800
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		1,627	443,081
GSAMP Trust(b):
Series 2006-FM3, Class A1, (LIBOR USD 1 Month + 0.14%), 1.09%, 11/25/36		12,473	6,320,129
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 1.15%, 01/25/47		4,055	2,155,252
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 3.20%, 02/25/47		3,414	2,849,896
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 1.10%, 05/25/37(b)		6,615	5,133,786
Home Equity Mortgage Loan Asset- Backed Trust(b):
Series 2004-A, Class M2, (LIBOR USD 1 Month + 2.03%), 2.97%, 07/25/34		1,753	1,557,607
Series 2007-A, Class 2A2, (LIBOR USD 1 Month + 0.19%), 1.14%, 04/25/37		5,364	3,579,066
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		10,018	2,705,484
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%), 1.42%, 04/15/36(b)		4,460	3,823,628
Invitation Homes Trust(a)(b):
Series 2018-SFR1, Class E, (LIBOR USD 1 Month + 2.00%), 2.80%, 03/17/37		1,084	844,072
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 1.80%, 07/17/37		7,416	6,878,403
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 2.80%, 07/17/37		6,617	5,347,665
Irwin Home Equity Loan Trust(a):
Series 2006-3, Class 2A3, 6.53%, 09/25/37(e)		1,346	1,258,816
Series 2006-P1, Class 1A, (LIBOR USD 1 Month + 0.28%), 1.23%, 12/25/36(b)		223	191,445
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (LIBOR USD 1 Month + 0.27%), 1.22%, 05/25/36(b)		3,380	2,919,449

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Legacy Mortgage Asset Trust(a):
Series 2019-GS2, Class A1, 3.75%, 01/25/59(e)	USD	5,976	$5,369,565
Series 2019-SL1, Class A, 4.00%, 12/28/54(c)		20,409	20,382,498
Series 2019-SL2, Class A, 3.38%, 02/25/59(c)(d)		20,813	20,969,593
Series 2019-SL2, Class B, 0.00%, 02/25/59(d)		5,617	422,397
Series 2019-SL2, Class M, 4.25%, 02/25/59(c)(d)		4,695	3,615,150
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		17,858	18,103,660
Series 2002-A, Class C, 0.00%, 06/15/33		1,103	904,380
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (LIBOR USD 1 Month + 0.09%), 1.04%, 06/25/37(a)(b)		1,338	917,421
Lendmark Funding Trust(a):
Series 2018-1A, Class A, 3.81%, 12/21/26		12,523	11,777,006
Series 2018-2A, Class A, 4.23%, 04/20/27		11,275	10,550,475
Series 2019-2A, Class A, 2.78%, 04/20/28		23,655	20,578,880
Series 2019-2A, Class B, 3.22%, 04/20/28		6,150	4,951,025
Series 2019-2A, Class C, 3.72%, 04/20/28		7,820	5,994,216
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(d)		11,066	11,034,039
Long Beach Mortgage Loan Trust(b):
Series 2006-2, Class 1A, (LIBOR USD 1 Month + 0.18%), 1.13%, 03/25/46		16,804	11,744,936
Series 2006-4, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 05/25/36		27,457	10,431,867
Series 2006-5, Class 2A3, (LIBOR USD 1 Month + 0.15%), 1.10%, 06/25/36		10,401	5,091,235
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 08/25/36		17,229	7,757,696
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 1.06%, 10/25/36		4,123	1,481,980
Series 2006-9, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 10/25/36		29,005	10,607,503
Series 2006-9, Class 2A4, (LIBOR USD 1 Month + 0.23%), 1.18%, 10/25/36		5,514	2,064,734
Series 2006-10, Class 2A2, (LIBOR USD 1 Month + 0.11%), 1.06%, 11/25/36		1,522	602,411
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 11/25/36		15,540	6,244,192
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 1.17%, 11/25/36		8,321	3,402,821

Security		Par (000)	Value

United States (continued)
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (LIBOR USD 1 Month + 3.25%), 4.20%, 03/25/32(b)	USD	3,914	$3,793,296
Mariner CLO LLC(a)(b)(d):
Series 2015-1A, Class BR2, (LIBOR USD 3 Month + 1.50%), 2.75%, 04/20/29		23,708	23,670,067
Series 2015-1A, Class CR2, (LIBOR USD 3 Month + 1.90%), 3.15%, 04/20/29		14,000	13,970,600
Mariner Finance Issuance Trust(a):
Series 2019-AA, Class A, 2.96%, 07/20/32		24,980	21,051,358
Series 2019-AA, Class B, 3.51%, 07/20/32		5,530	4,383,589
Series 2019-AA, Class C, 4.01%, 07/20/32		4,920	3,749,614
MASTR Asset-Backed Securities Trust(b):
Series 2006-AM2, Class A4, (LIBOR USD 1 Month + 0.26%), 1.21%, 06/25/36(a)		5,240	4,305,785
Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.28%), 1.23%, 05/25/37		5,000	3,389,784
MASTR Specialized Loan Trust, Series 2006-3, Class A, (LIBOR USD 1 Month + 0.26%), 1.21%, 06/25/46(a)(b)		1,713	1,493,216
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (LIBOR USD 1 Month + 0.24%), 1.19%, 05/25/37(b)		5,145	3,277,835
Merrill Lynch Mortgage Investors Trust(b):
Series 2006-OPT1, Class M1, (LIBOR USD 1 Month + 0.26%), 1.21%, 08/25/37		1,095	391,776
Series 2006-RM3, Class A2B, (LIBOR USD 1 Month + 0.09%), 1.04%, 06/25/37		3,080	752,281
Mill City Solar Loan Ltd.(a):
Series 2019-1A, Class A, 4.34%, 03/20/43		18,604	17,967,252
Series 2019-2GS, Class A, 3.69%, 07/20/43		31,809	30,067,867
Morgan Stanley ABS Capital I, Inc. Trust(b):
Series 2005-HE5, Class M4, (LIBOR USD 1 Month + 0.87%), 1.82%, 09/25/35		10,034	4,153,987
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 1.08%, 11/25/36		34,696	15,133,839
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (LIBOR USD 1 Month + 0.32%), 1.27%, 07/25/37(b)		3,058	2,713,425
Mosaic Solar Loan Trust(a):
Series 2018-2GS, Class A, 4.20%, 02/22/44		14,021	14,134,303
Series 2018-2GS, Class C, 5.97%, 02/22/44		4,765	3,013,221
Series 2019-1A, Class A, 4.37%, 12/21/43		28,369	28,060,189

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2019-2A, Class A, 2.88%, 09/20/40	USD	2,820	$2,718,159
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (LIBOR USD 1 Month + 0.18%), 1.13%, 06/25/37(b)		300	296,684
Navient Private Education Loan Trust(a):
Series 2014-AA, Class B, 3.50%, 08/15/44		14,970	14,781,865
Series 2015-AA, Class B, 3.50%, 12/15/44		10,722	10,967,376
Navient Private Education Refi Loan Trust(a):
Series 2018-DA, Class A2A, 4.00%, 12/15/59		21,270	22,220,207
Series 2019-D, Class A2A, 3.01%, 12/15/59		7,400	6,627,673
Series 2019-D, Class A2B, (LIBOR USD 1 Month + 1.05%), 1.75%, 12/15/59(b)		16,860	14,330,604
Series 2019-FA, Class A2, 2.60%, 08/15/68		14,780	14,934,742
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		19,210	20,076,534
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006- S5, Class A1, (LIBOR USD 1 Month + 0.40%), 1.35%, 10/25/36(a)(b)		400	352,382
Oakwood Mortgage Investors, Inc.(c):
Series 2001-D, Class A2, 5.26%, 01/15/19		2,311	1,524,142
Series 2001-D, Class A4, 6.93%, 09/15/31		1,890	1,423,927
OneMain Financial Issuance Trust(a):
Series 2019-1A, Class B, 3.79%, 02/14/31		8,900	8,032,024
Series 2019-2A, Class A, 3.14%, 10/14/36		38,170	30,840,757
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 1.09%, 02/25/37(b)		2,291	1,482,957
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 1.16%, 03/25/37(b)		6,755	3,470,052
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		21,305	18,325,012
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		18,463	16,012,766
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		30,619	28,139,534
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		4,508	4,058,049
Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 1.90%, 10/15/37(a)(b)(d)		5,215	5,084,152
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		5,324	4,533,220
Progress Residential Trust(a):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		2,110	2,058,791

Security		Par (000)	Value

United States (continued)
Series 2017-SFR1, Class A, 2.77%, 08/17/34	USD	7,010	$6,919,735
Series 2018-SFR1, Class F, 4.78%, 03/17/35		4,287	3,709,579
Series 2018-SFR2, Class F, 4.95%, 08/17/35		2,873	2,522,312
RAMP Series Trust, Series 2004-RS7, Class A2A, (LIBOR USD 1 Month + 0.62%), 1.57%, 07/25/34(b)		3,883	2,934,827
RASC Series Trust, Series 2006-EMX9, Class 1A4, (LIBOR USD 1 Month + 0.24%), 1.19%, 11/25/36(b)		2,714	1,557,266
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(a)		25,860	22,210,564
Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(a)		32,070	27,960,954
SACO I Trust, Series 2006-9, Class A1, (LIBOR USD 1 Month + 0.30%), 1.25%, 08/25/36(b)		1,364	1,314,505
Saxon Asset Securities Trust, Series 2007-1, Class M1, (LIBOR USD 1 Month + 0.29%), 1.24%, 01/25/47(b)		3,214	1,705,522
Securitized Asset-Backed Receivables LLC Trust(b):
Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 1.14%, 11/25/36(a)		7,440	3,920,072
Series 2006-WM4, Class A2A, (LIBOR USD 1 Month + 0.08%), 1.03%, 11/25/36		3,556	1,176,602
Series 2006-WM4, Class A2C, (LIBOR USD 1 Month + 0.16%), 1.11%, 11/25/36		10,646	3,625,585
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (LIBOR USD 1 Month + 0.35%), 1.30%, 04/25/37(a)(b)		1,357	1,325,283
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(a)		19,482	18,299,731
SG Mortgage Securities Trust(b):
Series 2006-FRE2, Class A2C, (LIBOR USD 1 Month + 0.16%), 1.11%, 07/25/36		2,584	700,651
Series 2006-OPT2, Class A3D, (LIBOR USD 1 Month + 0.21%), 1.16%, 10/25/36		4,623	2,822,205
SLM Private Credit Student Loan Trust(b):
Series 2004-B, Class A4, (LIBOR USD 3 Month + 0.43%), 1.17%, 09/15/33		3,770	3,525,024
Series 2004-B, Class B, (LIBOR USD 3 Month + 0.47%), 1.21%, 09/15/33		1,348	1,339,025
Series 2005-A, Class A4, (LIBOR USD 3 Month + 0.31%), 1.05%, 12/15/38		12,330	11,773,461
Series 2005-B, Class A4, (LIBOR USD 3 Month + 0.33%), 1.07%, 06/15/39		26,979	25,752,508
Series 2005-B, Class B, (LIBOR USD 3 Month + 0.40%), 1.14%, 06/15/39		8,871	8,733,827

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2006-A, Class A5, (LIBOR USD 3 Month + 0.29%), 1.03%, 06/15/39	USD	29,560	$28,363,214
Series 2006-B, Class A5, (LIBOR USD 3 Month + 0.27%), 1.01%, 12/15/39		29,951	28,470,563
Series 2006-BW, Class A5, (LIBOR USD 3 Month + 0.20%), 0.94%, 12/15/39		13,707	13,040,862
Series 2007-A, Class A4A, (LIBOR USD 3 Month + 0.24%), 0.98%, 12/16/41		20,959	18,474,857
SLM Private Education Loan Trust, Series 2010-C, Class A5, (LIBOR USD 1 Month + 4.75%), 5.45%, 10/15/41(a)(b)		28,430	30,583,953
SMB Private Education Loan Trust(a):
Series 2015-B, Class B, 3.50%, 12/17/40		10,350	10,582,969
Series 2015-C, Class B, 3.50%, 09/15/43		6,210	6,434,981
Series 2019-B, Class A2A, 2.84%, 06/15/37		26,760	25,289,059
Series 2020-A, Class B, 3.00%, 08/15/45		5,930	5,654,180
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		9,740	10,033,751
SoFi Professional Loan Program Trust(a):
Series 2018-C, Class A2FX, 3.59%, 01/25/48		13,930	14,009,426
Series 2020-A, Class A2FX, 2.54%, 05/15/46		14,990	14,497,823
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (LIBOR USD 1 Month + 0.80%), 1.74%, 01/25/35(b)		142	113,437
SpringCastle Funding Asset-Backed Notes(a):
Series 2019-AA, Class A, 3.20%, 05/27/36		36,522	34,220,402
Series 2019-AA, Class B, 3.58%, 05/27/36		43,865	29,695,219
Springleaf Funding Trust, Series 2016-AA, Class B, 3.80%, 11/15/29(a)		1,660	1,606,914
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		20,616	15,651,817
Towd Point Mortgage Trust(a)(c):
Series 2019-SJ2, Class A2, 4.25%, 11/25/58		8,100	8,051,116
Series 2019-SJ2, Class M1, 4.50%, 11/25/58		20,440	20,412,400
Tricon American Homes Trust(a):
Series 2017-SFR2, Class F, 5.10%, 01/17/36		5,382	4,543,727
Series 2018-SFR1, Class E, 4.56%, 05/17/37		2,360	2,093,312
Series 2018-SFR1, Class F, 4.96%, 05/17/37		1,630	1,381,151
Velocity Commercial Capital Loan Trust:
Series 2016-2, Class M2, 4.46%, 10/25/46(c)		589	585,721
Series 2017-1, Class M2, 4.45%, 05/25/47(a)		1,110	1,087,143

Security		Par (000)	Value

United States (continued)
Series 2017-1, Class M3, 5.35%, 05/25/47(a)(c)	USD	1,110	$962,068
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, 3.97%, 02/25/49(a)(e)		3,019	2,672,583
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 1.08%, 07/25/37(a)(b)		6,685	5,914,518
WaMu Asset-Backed Certificates Trust(b):
Series 2007-HE2, Class 2A3, (LIBOR USD 1 Month + 0.25%), 1.20%, 04/25/37		24,406	10,547,852
Series 2007-HE2, Class 2A4, (LIBOR USD 1 Month + 0.36%), 1.31%, 04/25/37		2,616	1,161,272
Washington Mutual Asset-Backed CertificatesTrust(b):
Series 2006-HE4, Class 2A2, (LIBOR USD 1 Month + 0.18%), 1.13%, 09/25/36		16,352	6,425,387
Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 1.10%, 10/25/36		5,903	4,184,042
Yale Mortgage Loan Trust, Series 2007-1, Class A, (LIBOR USD 1 Month + 0.40%), 1.35%, 06/25/37(a)(b)		6,565	2,299,679

			2,221,724,181

Total Asset-Backed Securities — 15.0% (Cost: $4,969,743,368)			4,381,858,963

		Shares

Common Stocks — 1.2%

Brazil — 0.0%
Oi SA, ADR(f)		1,125,792	494,110

Canada — 0.0%(f)
Largo Resources Ltd.		1,184,743	589,299
Northern Graphite Corp.		435,208	44,841

			634,140

China — 0.0%
21Vianet Group, Inc., ADR(f)		82,401	1,142,078

Hong Kong — 0.0%
WH Group Ltd.(a)		6,244,000	5,763,268

Italy — 0.1%
Enel SpA		165	1,138
Snam SpA		942,000	4,305,224
Telecom Italia SpA		1,898,532	741,759
UniCredit SpA		1,875,806	14,512,342

			19,560,463

Netherlands — 0.0%
Altice Europe NV(f)		107,213	413,786
ING Groep NV		393,400	2,015,820

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NXP Semiconductors NV	108,225	$8,975,099

		11,404,705

Spain — 0.0%
Telefonica SA	606,505	2,760,260

United Kingdom — 0.1%
Arrow Global Group plc	178,480	233,757
Hut Group (The) (Acquired 12/03/19, Cost $25,994,999)(d)(f)(g)	40,000	20,951,743
New Look Secured Issuer plc(f)	18,329,433	227,670

		21,413,170

United States — 1.0%
Advanced Micro Devices, Inc.(f)	83,714	3,807,313
Alphabet, Inc., Class A(f)	2,533	2,943,219
Amazon.com, Inc.(f)	8,238	16,061,793
Amgen, Inc.	19,313	3,915,325
Analog Devices, Inc.	22,816	2,045,454
Applied Materials, Inc.	249,300	11,422,926
Bank of America Corp.	893,400	18,966,882
Beazer Homes USA, Inc.(f)	103,779	668,337
Bristow Group, Inc.(d)(f)	77,154	722,162
Broadcom, Inc.	8,988	2,131,055
Century Communities, Inc.(f)	143,340	2,079,863
Cisco Systems, Inc.	44,648	1,755,113
Citigroup, Inc.	498,700	21,005,244
Corning, Inc.	102,021	2,095,511
Delta Air Lines, Inc.	384,358	10,965,734
DR Horton, Inc.	250,001	8,500,034
Electronic Arts, Inc.(f)	11,000	1,101,870
Everi Holdings, Inc.(f)	186,960	616,968
Forestar Group, Inc.(f)	108,149	1,119,342
Intuitive Surgical, Inc.(f)	8,901	4,407,864
JBS SA	1,027,107	4,020,584
Johnson & Johnson	25,156	3,298,706
JPMorgan Chase & Co.	198,300	17,852,949
Lam Research Corp.	54,219	13,012,560
Las Vegas Sands Corp.	60,000	2,548,200
Lions Gate Entertainment Corp., Class A(f)	428,500	2,605,280
Microchip Technology, Inc.	54,607	3,702,355
Microsoft Corp.	21,254	3,351,968
NVIDIA Corp.	66,517	17,533,881
PulteGroup, Inc.	458,964	10,244,077
Simply Good Foods Co. (The)(f)	482,076	9,284,784
Sprint Corp.(f)	115,000	991,300
Starbucks Corp	320,000	21,036,800
Target Hospitality Corp.(f)	314,104	625,067
Tesla, Inc.(f)	122	63,928
Texas Instruments, Inc.	135,505	13,541,015
Vantage Drilling Co.(f)	1,556,671	5,448
Verizon Communications, Inc.	499,000	26,811,270
Vistra Energy Corp.	293,239	4,680,094
Wynn Resorts Ltd.	75,100	4,520,269
Xilinx, Inc.	207,144	16,144,803

		292,207,347

Total Common Stocks — 1.2% (Cost: $445,797,591)		355,379,541

Security		Par (000)	Value

Corporate Bonds — 26.4%

Argentina — 0.1%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(a)	USD	655	$388,310
AES Argentina Generacion SA, 7.75%, 02/02/24(a)		228	128,250
Arcor SAIC, 6.00%, 07/06/23(a)		2,556	1,996,875
Generacion Mediterranea SA, 9.63%, 07/27/23(a)		19,637	8,247,540
Genneia SA, 8.75%, 01/20/22(a)		1,686	946,267
Pampa Energia SA(a):
7.38%, 07/21/23		1,195	798,036
9.13%, 04/15/29		640	412,800
Stoneway Capital Corp.(f)(h):
10.00%, 03/01/27		9,738	1,390,690
10.00%, 03/01/27(a)		22,987	3,282,842
Telecom Argentina SA(a):
6.50%, 06/15/21		2,147	1,803,480
8.00%, 07/18/26		745	568,994
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(a)		296	211,825

			20,175,909

Australia — 0.1%
FMG Resources August 2006 Pty. Ltd.(a):
4.75%, 05/15/22		2,514	2,504,572
5.13%, 03/15/23		1,691	1,657,180
5.13%, 05/15/24		2,529	2,491,065
4.50%, 09/15/27		706	628,340
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28		12,000	12,042,960
QBE Insurance Group Ltd., (USD Swap Rate 10 Year + 4.40%), 5.87%, 06/17/46(b)		2,817	2,690,245
Santos Finance Ltd., 5.25%, 03/13/29		13,300	13,657,536

			35,671,898

Austria — 0.2%
BAWAG Group AG(b):
(EUR Swap Annual 5 Year + 4.42%), 5.00%(i)	EUR	3,800	3,486,250
(EUR Swap Annual 5 Year + 2.30%), 2.38%, 03/26/29		14,400	14,328,047
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27		11,200	10,394,242
Erste Group Bank AG(b)(i):
(EUR Swap Annual 5 Year + 9.02%), 8.88%		16,400	17,906,685
(EUR Swap Annual 5 Year + 6.20%), 6.50%		13,200	13,666,585

			59,781,809

Belgium — 0.1%
Anheuser-Busch InBev SA/NV, 1.75%, 03/07/25	GBP	11,957	14,136,973
House of Finance NV (The), 4.38%, 07/15/26	EUR	549	432,921
Solvay Finance SA, (EUR Swap Annual 5 Year + 3.70%), 5.42%(b)(i)		4,690	5,353,642
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28		1,200	1,244,071

			21,167,607

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Brazil — 0.6%
Azul Investments LLP, 5.88%, 10/26/24(a)	USD	1,177	$630,063
Banco Bradesco SA, 3.20%, 01/27/25(a)		16,630	15,258,025
Banco do Brasil SA(a):
5.38%, 01/15/21		2,422	2,409,890
5.88%, 01/26/22		5,020	5,013,097
Banco Votorantim SA(a):
4.00%, 09/24/22		11,000	10,649,375
4.50%, 09/24/24		10,303	9,234,064
BRF GmbH:
4.35%, 09/29/26(a)		11,000	9,337,969
4.35%, 09/29/26		1,305	1,107,823
Gol Finance SA, 7.00%, 01/31/25(a)		12,614	5,360,950
Itau Unibanco Holding SA(a):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%(b)(i)		7,819	7,247,236
2.90%, 01/24/23		18,000	17,028,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 6.50%(b)(i)		4,821	4,462,317
3.25%, 01/24/25		19,617	18,002,521
Klabin Finance SA, 4.88%, 09/19/27(a)		829	741,437
MARB BondCo plc:
7.00%, 03/15/24		519	462,274
6.88%, 01/19/25(a)		572	511,761
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		2,068	1,897,390
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(a)		3,150	2,902,122
Odebrecht Offshore Drilling Finance Ltd.(a):
6.72%, 12/01/22		4,806	3,845,942
7.72%, (7.72% Cash or 7.72% PIK), 12/01/26(j)		211	20,787
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(i)(k)		1,010	5,765
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(j)		20,441	13,950,982
Petrobras Global Finance BV:
6.13%, 01/17/22		56	55,724
4.38%, 05/20/23		601	573,204
5.30%, 01/27/25		3,833	3,648,537
7.38%, 01/17/27		475	484,500
6.00%, 01/27/28		1,899	1,839,182
5.09%, 01/15/30(a)		5,211	4,650,817
7.25%, 03/17/44		16,508	16,559,898
Rumo Luxembourg SARL, 5.88%, 01/18/25(a)		4,262	3,995,625
Suzano Austria GmbH:
5.75%, 07/14/26		1,330	1,283,450
5.00%, 01/15/30		2,334	2,053,920
Usiminas International SARL, 5.88%, 07/18/26(a)		1,309	1,000,158
Vale Overseas Ltd., 6.25%, 08/10/26		1,450	1,551,529
Votorantim SA, 6.75%, 04/05/21(a)		5,000	4,990,000

			172,766,334

Canada — 0.6%
1011778 BC ULC(a):
4.25%, 05/15/24		10,967	10,939,473
3.88%, 01/15/28		883	838,850
Air Canada Pass-Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23(a)		10,282	9,746,264

Security		Par (000)	Value

Canada (continued)
ARI FCP Investments LP(d):
(LIBOR USD 1 Month + 2.90%), 3.92%, 01/06/25(b)	USD	7,287	$7,286,704
0.00%, 01/30/25		3,178	3,177,920
Bank of Nova Scotia (The), 1.38%, 12/05/23	GBP	6,640	7,892,950
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	USD	5,000	6,155,765
Bombardier, Inc., 8.75%, 12/01/21(a)		14,315	11,899,344
Brookfield Residential Properties, Inc., 6.25%, 09/15/27(a)		18,458	16,010,469
Canadian Pacific Railway Co., 2.05%, 03/05/30		1,306	1,214,101
Gran Tierra Energy, Inc., 7.75%, 05/23/27(a)		1,020	255,000
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		41,000	22,140,000
Mattamy Group Corp.(a):
6.50%, 10/01/25		427	451,548
5.25%, 12/15/27		7,492	6,967,560
4.63%, 03/01/30		7,171	6,167,060
NOVA Chemicals Corp.(a):
5.25%, 08/01/23		21,874	18,990,569
4.88%, 06/01/24		16,606	14,571,765
Royal Bank of Canada:
0.13%, 07/23/24	EUR	13,395	13,656,800
1.13%, 12/15/25	GBP	2,295	2,629,100
Seven Generations Energy Ltd., 5.38%, 09/30/25(a)	USD	2,908	1,621,210

			162,612,452

Cayman Islands — 0.0%
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 6.45%, 02/12/23(a)(b)		7,172	6,813,652
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(k)		759	428,835
Pearl Holding III Ltd., 9.50%, 12/11/22		7,000	4,750,826

			11,993,313

Chile — 0.2%
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29(a)		6,175	5,223,278
4.20%, 01/29/30		596	509,394
Colbun SA, 3.15%, 03/06/30(a)		2,906	2,702,580
Embotelladora Andina SA, 3.95%, 01/21/50(a)		8,926	7,497,840
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)		9,000	8,505,000
Enel Americas SA, 4.00%, 10/25/26		1,703	1,592,837
GNL Quintero SA, 4.63%, 07/31/29		2,199	2,127,533
Inversiones CMPC SA(a):
4.38%, 05/15/23		3,000	2,880,000
3.85%, 01/13/30		903	803,670
Kenbourne Invest SA, 6.88%, 11/26/24(a)		12,384	9,369,270
Latam Finance Ltd., 6.88%, 04/11/24(a)		1,697	754,401

			41,965,803

China — 2.5%
21Vianet Group, Inc., 7.88%, 10/15/21		5,025	4,221,201
Agile Group Holdings Ltd.:
6.70%, 03/07/22		400	383,728
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(b)(i)		2,602	2,146,650

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
ANLLIAN Capital Ltd., 0.00%, 02/05/25(k)(l)	EUR	8,300	$7,901,712
Anton Oilfield Services Group, 9.75%, 12/05/20	USD	5,262	4,737,444
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(b)(i)		2,204	1,524,204
Baozun, Inc., 1.63%, 05/01/24(a)(l)		2,577	2,088,064
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		7,725	7,733,420
Bi Hai Co. Ltd., 6.25%, 03/05/22		4,575	4,559,273
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	189,454
CCTI Ltd., 3.63%, 08/08/22		18,215	18,630,530
Central China Real Estate Ltd.:
6.88%, 10/23/20		5,300	5,194,000
6.50%, 03/05/21		1,670	1,553,918
6.75%, 11/08/21		3,925	3,376,285
6.88%, 08/08/22		200	163,500
7.25%, 04/24/23		400	308,000
Central Huijin Investment Ltd., 3.83%, 05/22/24	CNY	120,000	17,224,555
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21	USD	6,118	5,903,870
7.13%, 04/08/22		300	261,135
8.60%, 04/08/24		7,250	5,849,844
China Aoyuan Group Ltd.:
4.80%, 02/18/21		8,000	7,720,000
7.50%, 05/10/21		200	194,528
8.50%, 01/23/22		200	191,916
7.95%, 02/19/23		17,182	15,755,207
China City Construction International Co. Ltd., 5.35%, 07/03/17(f)(h)	CNY	2,990	23,178
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(k)(l)	HKD	51,000	7,032,727
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.25%, 02/27/29(b)	USD	8,470	8,771,744
China Education Group Holdings Ltd., 2.00%, 03/28/24(l)	HKD	73,000	9,100,577
China Evergrande Group:
6.25%, 06/28/21	USD	200	172,516
9.50%, 04/11/22		200	162,250
11.50%, 01/22/23		770	621,275
4.25%, 02/14/23(l)	HKD	177,000	18,142,879
10.00%, 04/11/23	USD	4,707	3,553,785
7.50%, 06/28/23		8,000	5,695,000
12.00%, 01/22/24		10,635	7,956,309
10.50%, 04/11/24		200	146,000
China Oil & Gas Group Ltd., 5.50%, 01/25/23		200	179,830
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		13,070	13,200,700
China Resources Land Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.14%), 3.75%(b)(i)		11,945	11,959,931
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		200	198,000
7.25%, 04/19/23		7,200	6,192,000
7.38%, 04/09/24		8,899	7,803,311

Security		Par (000)	Value

China (continued)
China Singyes Solar Technologies Holdings Ltd., 6.00%, (6.00% Cash or 6.00% PIK), 12/19/22(j)	USD	2,596	$2,046,707
China Southern Power Grid Co. Ltd., 3.85%, 07/17/24	CNY	20,000	2,895,891
Chinalco Capital Holdings Ltd.:
4.25%, 04/21/22	USD	11,875	11,429,688
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.79%), 4.10%(b)(i)		6,285	5,856,834
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%(b)(i)		250	212,891
CIFI Holdings Group Co. Ltd.:
7.63%, 03/02/21		200	198,000
7.63%, 02/28/23		300	288,205
6.55%, 03/28/24		500	462,555
6.45%, 11/07/24		200	181,454
CITIC Ltd., 2.85%, 02/25/30		9,010	8,805,248
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23		3,587	3,690,126
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		31,237	31,286,198
Coastal Emerald Ltd.:
3.95%, 08/01/22		6,010	5,907,379
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(b)(i)		10,420	9,658,038
Country Garden Holdings Co. Ltd.:
7.13%, 04/25/22		200	200,000
8.00%, 01/27/24		300	306,000
6.50%, 04/08/24		200	194,937
6.15%, 09/17/25		200	192,000
Easy Tactic Ltd.:
8.75%, 01/10/21		200	193,000
9.13%, 07/28/22		200	181,748
8.13%, 02/27/23		200	173,000
8.63%, 02/27/24		6,600	5,560,500
8.13%, 07/11/24		5,360	4,385,150
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/21		200	186,250
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(l)	EUR	7,400	3,219,696
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21	USD	5,285	4,782,925
11.75%, 04/17/22		2,120	1,824,260
7.95%, 07/05/22		5,938	4,813,491
Fortune Star BVI Ltd.:
6.88%, 01/31/21		300	288,000
6.75%, 07/02/23		400	358,750
Franshion Brilliant Ltd., 4.25%, 07/23/29		8,695	8,379,806
Gemdale Ever Prosperity Investment Ltd., 4.95%, 07/26/22		200	184,496
GLP China Holdings Ltd., 4.97%, 02/26/24		8,760	9,170,625
Golden Eagle Retail Group Ltd., 4.63%, 05/21/23(a)		200	189,790
Greenland Global Investment Ltd.:
7.25%, 03/12/22		200	186,868
5.60%, 11/13/22		200	172,500
Guojing Capital BVI Ltd., 3.95%, 12/11/22		5,739	5,882,475
Harvest International Co., 0.00%, 11/21/22(k)(l)	HKD	96,000	12,252,927

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20	USD	7,829	$7,755,603
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	186,250
Hilong Holding Ltd., 8.25%, 09/26/22		2,275	1,478,750
Hopson Capital International Group Co. Ltd., 6.00%, 02/17/21		8,000	7,370,000
Hopson Development Holdings Ltd., 7.50%, 06/27/22		300	275,241
Huachen Energy Co. Ltd., 6.63%, 05/18/20(f)(h)		3,193	1,251,257
Huarong Finance 2019 Co. Ltd.:
4.50%, 05/29/29		14,204	14,528,029
3.38%, 02/24/30		12,250	11,587,734
Huarong Finance Co. Ltd.:
3.25%, 11/13/24		19,500	18,774,918
3.88%, 11/13/29		13,985	13,631,005
Jingrui Holdings Ltd., 9.45%, 04/23/21		7,000	6,510,000
JOYY, Inc., 0.75%, 06/15/25(a)(l)		1,667	1,505,960
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		869	848,633
6.75%, 02/18/21		5,515	5,101,375
11.25%, 04/09/22		200	178,250
8.50%, 06/30/22		4,146	3,401,015
11.95%, 10/22/22		6,200	5,343,625
11.50%, 01/30/23		200	167,651
10.88%, 07/23/23		200	161,750
9.38%, 06/30/24		1,000	773,750
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(b)(i)		6,420	5,469,037
Knight Castle Investments Ltd., 7.99%, 01/23/21		6,000	3,127,500
KWG Group Holdings Ltd.:
9.85%, 11/26/20		200	198,250
7.88%, 08/09/21		200	192,433
7.88%, 09/01/23		200	186,272
7.40%, 03/05/24		200	180,662
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(b)(i)		7,900	7,579,063
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		400	374,250
Longfor Group Holdings Ltd., 3.95%, 09/16/29		5,470	5,085,391
Luye Pharma Group Ltd., 1.50%, 07/09/24(l)		11,860	11,182,728
New Metro Global Ltd., 6.50%, 04/23/21		300	287,250
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%, 12/12/18(f)(h)	HKD	8,000	103,189
PetroChina Co. Ltd.:
3.66%, 02/22/24	CNY	60,000	8,551,146
3.96%, 04/23/24		100,000	14,486,785
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(k)(l)	USD	24,000	22,629,558
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		5,860	5,263,862
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		9,232	4,290,757
Redsun Properties Group Ltd.:
11.50%, 03/04/21		8,000	7,682,500
9.95%, 04/11/22		300	252,645

Security		Par (000)	Value

China (continued)
RKPF Overseas 2019 A Ltd.:
7.88%, 02/01/23	USD	300	$286,500
6.70%, 09/30/24		200	178,813
Rock International Investment, Inc., 6.63%, 03/27/20(f)(h)		6,111	2,563,041
Rongshi International Finance Ltd., 3.75%, 05/21/29		17,935	19,650,034
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		2,830	2,780,475
10.50%, 03/01/22		2,200	2,087,250
8.75%, 10/25/22		5,260	4,944,400
8.95%, 01/22/23		6,280	5,807,430
Scenery Journey Ltd.:
11.00%, 11/06/20		12,200	11,628,125
11.50%, 10/24/22		4,630	3,454,767
13.00%, 11/06/22		200	154,841
Seazen Group Ltd.:
6.50%, 09/12/20		3,500	3,363,281
7.50%, 01/22/21		7,100	6,913,625
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 08/09/22(k)(l)		737	737,101
Shimao Property Holdings Ltd.:
6.13%, 02/21/24		300	298,312
5.60%, 07/15/26		300	288,938
Shui On Development Holding Ltd.:
(USD Swap Semi 5 Year + 8.81%), 7.50%(b)(i)(l)		7,000	6,879,798
5.75%, 11/12/23		300	263,499
Sino-Ocean Land Treasure IV Ltd.:
5.25%, 04/30/22		4,795	4,949,724
4.75%, 08/05/29		6,888	6,326,198
Sunac China Holdings Ltd.:
8.38%, 01/15/21		200	197,250
7.88%, 02/15/22		200	191,750
7.25%, 06/14/22		200	187,887
7.95%, 10/11/23		200	183,187
7.50%, 02/01/24		8,100	7,283,925
Times China Holdings Ltd.:
7.63%, 02/21/22		400	384,260
5.75%, 04/26/22		5,000	4,599,950
6.75%, 07/16/23		500	451,094
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		4,289	2,920,809
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25		13,800	13,235,708
Viva Incubator Investment Management Ltd., 2.50%, 02/11/25(l)		7,800	7,692,750
Wanda Group Overseas Ltd., 7.50%, 07/24/22		5,820	5,125,965
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(b)(i)		6,329	6,218,243
Yango Justice International Ltd.:
6.80%, 03/11/21		7,925	7,617,906
10.00%, 02/12/23		300	261,375
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		7,915	7,678,579
Yingde Gases Investment Ltd., 6.25%, 01/19/23(a)		200	181,500
Yuzhou Properties Co. Ltd.:
6.38%, 03/06/21		200	191,996
8.50%, 02/04/23		300	275,721
6.00%, 10/25/23		6,795	5,589,431

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
8.50%, 02/26/24	USD	7,300	$6,483,313
Zhenro Properties Group Ltd.:
12.50%, 01/02/21		200	194,250
5.60%, 02/28/21		3,245	3,082,750
9.15%, 03/08/22		200	183,750
8.70%, 08/03/22		5,000	4,033,350
9.15%, 05/06/23		6,555	5,465,493

			736,345,276

Colombia — 0.1%
Avianca Holdings SA, 9.00%, 05/10/23(a)		5,099	1,077,164
Bancolombia SA:
3.00%, 01/29/25		10,953	9,748,170
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.62%, 12/18/29(b)		765	674,156
Geopark Ltd.(a):
6.50%, 09/21/24		2,573	1,460,177
5.50%, 01/17/27		388	188,180
Gilex Holding SARL, 8.50%, 05/02/23(a)		664	564,732
Grupo Aval Ltd.:
4.75%, 09/26/22		4,000	3,830,000
4.38%, 02/04/30(a)		17,443	14,001,496
Millicom International Cellular SA:
6.63%, 10/15/26(a)		6,000	5,640,000
5.13%, 01/15/28(a)		1,282	1,117,343
5.13%, 01/15/28		890	775,691
SURA Asset Management SA, 4.88%, 04/17/24(a)		1,056	1,025,310

			40,102,419

Cyprus — 0.0%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		18,631	6,879,497

Denmark — 0.0%
DSV Panalpina A/S, 0.38%, 02/26/27	EUR	2,920	2,985,253

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)	USD	2,889	1,906,740

Finland — 0.0%(b)(i)
Citycon OYJ, (EUR Swap Annual 5 Year + 4.71%), 4.50%	EUR	2,050	1,664,056
Nordea Bank Abp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)	USD	4,050	3,665,250

			5,329,306

France — 1.2%
Air Liquide Finance SA:
1.00%, 04/02/25	EUR	600	674,611
1.38%, 04/02/30		1,000	1,147,733
Airbus SE:
2.00%, 04/07/28		525	577,326
2.38%, 04/07/32		9,234	10,093,641
Altice France SA:
2.50%, 01/15/25		10,887	11,166,763
2.13%, 02/15/25		6,219	6,257,146
7.38%, 05/01/26(a)	USD	7,146	7,093,477
5.88%, 02/01/27	EUR	4,900	5,471,763
8.13%, 02/01/27(a)	USD	2,412	2,514,510
Banijay Entertainment SASU, 3.50%, 03/01/25	EUR	4,872	4,832,106
Banque Federative du Credit Mutuel SA, 1.25%, 12/05/25	GBP	5,600	6,373,354

Security		Par (000)	Value

France (continued)
BNP Paribas SA(b):
(EUR Swap Annual 5 Year + 5.23%), 6.12%(i)	EUR	1,218	$1,242,582
(USD Swap Semi 5 Year + 4.15%), 6.63%(a)(i)	USD	3,000	2,647,500
(EURIBOR 3 Month + 0.75%), 0.50%, 07/15/25	EUR	8,300	8,580,971
(USD Swap Semi 5 Year + 5.15%), 7.38%(i)	USD	14,600	13,943,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.50%(a)(i)		17,292	13,314,840
BPCE SA:
0.63%, 09/26/24	EUR	11,500	11,965,320
0.25%, 01/15/26		6,000	6,214,811
1.38%, 12/23/26	GBP	6,200	6,993,589
0.50%, 02/24/27	EUR	9,100	8,977,752
Carrefour SA, 2.63%, 12/15/27		5,100	5,810,509
Casino Guichard Perrachon SA:
(EUR Swap Annual 5 Year + 3.82%), 3.56%(b)(i)		1,700	766,899
4.50%, 03/07/24(e)		1,100	1,043,343
3.58%, 02/07/25(e)		800	705,309
Cie de Saint-Gobain, 2.38%, 10/04/27		1,900	2,072,174
CMA CGM SA, 6.50%, 07/15/22		2,000	1,497,553
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(b)(i)		400	449,773
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(b)(i)		4,498	4,709,071
Engie SA:
Series NC10, (EUR Swap Annual 10 Year + 2.65%), 3.88%(b)(i)		1,100	1,223,825
(EUR Swap Annual 5 Year + 3.17%), 3.25%(b)(i)		7,000	7,614,146
0.00%, 03/04/27		19,600	19,925,019
Kapla Holding SAS:
(EURIBOR 3 Month + 3.25%), 3.25%, 12/15/26(b)		926	663,836
3.38%, 12/15/26		1,094	784,272
Loxam SAS:
3.50%, 04/15/22		235	222,507
3.50%, 05/03/23		1,000	948,494
4.25%, 04/15/24		500	468,733
3.25%, 01/14/25		2,135	1,871,980
3.75%, 07/15/26		1,489	1,311,311
LVMH Moet Hennessy Louis Vuitton SE:
(EURIBOR 3 Month + 0.20%), 0.00%, 02/11/22(b)		3,600	3,923,351
1.00%, 02/11/23	GBP	5,500	6,647,803
0.00%, 02/11/24	EUR	7,100	7,605,598
1.13%, 02/11/27	GBP	30,600	35,435,200
0.13%, 02/11/28	EUR	13,500	13,982,055
0.38%, 02/11/31		3,300	3,385,237
MMS USA Investments, Inc., 0.63%, 06/13/25		14,500	15,224,112
Novafives SAS, 5.00%, 06/15/25		1,960	1,178,243
Orange SA:
5.25%, 12/05/25	GBP	3,710	5,380,459
1.25%, 07/07/27	EUR	3,000	3,305,094
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(b)		4,300	4,422,514
Quatrim SASU, 5.88%, 01/15/24		800	857,901
Rexel SA, 2.63%, 06/15/24		1,010	985,827
Sanofi, 1.00%, 04/01/25		1,500	1,694,964

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Societe Generale SA:
(USD Swap Semi 5 Year + 6.24%), 7.38%(a)(b)(i)	USD	600	$551,790
(USD Swap Semi 5 Year + 6.24%), 7.38%(b)(i)		3,400	3,126,810
0.50%, 01/13/23	EUR	10,600	11,227,787
1.88%, 10/03/24	GBP	9,900	11,563,524
0.13%, 02/24/26	EUR	5,900	6,070,613
SPIE SA, 2.63%, 06/18/26		1,300	1,278,206
Thales SA, 0.75%, 01/23/25		2,900	3,116,387
Total Capital International SA, 1.66%, 07/22/26	GBP	5,500	6,511,588
TOTAL SA(b)(i):
(EUR Swap Annual 5 Year + 1.86%), 2.25%	EUR	181	198,266
(EUR Swap Annual 5 Year + 2.75%), 2.71%		440	478,007
Unibail-Rodamco-Westfield SE, 1.75%, 07/01/49		600	478,557
Vinci SA, 2.25%, 03/15/27	GBP	6,200	7,877,758
Westfield America Management Ltd., 2.13%, 03/30/25		13,190	15,953,467

			354,632,667

Germany — 1.1%
ADLER Real Estate AG:
1.50%, 04/17/22	EUR	700	721,076
1.88%, 04/27/23		1,600	1,596,999
3.00%, 04/27/26		4,400	4,206,936
BASF SE, 1.75%, 03/11/25	GBP	4,470	5,431,083
Bayer AG(b):
(EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74	EUR	2,400	2,493,161
(EURIBOR Swap Rate 5 Year + 2.65%), 2.38%, 11/12/79		2,600	2,526,962
(EUR Swap Annual 5 Year + 3.11%), 3.12%, 11/12/79		2,400	2,431,228
BMW Finance NV:
0.00%, 03/24/23		3,720	3,899,085
0.00%, 04/14/23		11,295	11,825,661
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		4,547	4,588,621
Consus Real Estate AG:
Series CC1, 4.00%, 11/29/22(l)		200	166,538
9.63%, 05/15/24		1,127	1,006,804
Daimler International Finance BV, 1.63%, 11/11/24	GBP	2,700	3,070,055
Deutsche Bahn Finance GmbH, 1.88%, 02/13/26		3,720	4,648,290
Deutsche Pfandbriefbank AG:
Series 3529, (EURIBOR Swap Rate 5 Year + 5.38%), 5.75%(b)(i)	EUR	6,800	6,224,768
4.60%, 02/22/27		300	308,118
E.ON SE:
0.00%, 12/18/23		14,775	15,760,502
1.00%, 10/07/25		3,500	3,842,779
Fresenius SE & Co. KGaA, 2.20%, 10/08/27		6,825	7,453,600
IHO Verwaltungs GmbH(j):
3.63%, (3.63% Cash or 4.38% PIK), 05/15/25		2,928	2,558,645
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(m)		2,564	2,149,155
6.00%, (6.00% Cash or 6.75% PIK), 05/15/27(a)	USD	600	420,000

Security		Par (000)	Value

Germany (continued)
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(b)	EUR	4,500	$4,330,886
Infineon Technologies AG, (EUR Swap Annual 5 Year + 3.39%), 2.87%(b)(i)		2,200	2,270,092
Merck Financial Services GmbH, 0.13%, 07/16/25		5,200	5,517,847
Merck KGaA, (EURIBOR Swap Rate 5 Year + 2.94%), 2.87%, 06/25/79(b).		11,900	12,518,473
Nidda BondCo GmbH:
5.00%, 09/30/25		800	759,316
7.25%, 09/30/25		1,972	1,916,525
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		11,003	11,194,730
Peach Property Finance GmbH, 3.50%, 02/15/23		1,520	1,595,852
Platin 1426 GmbH, 5.38%, 06/15/23		400	336,605
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(b)		5,042	5,425,805
Siemens Financieringsmaatschappij NV:
0.00%, 02/20/23		3,800	4,122,246
1.00%, 02/20/25	GBP	15,600	18,409,046
0.00%, 02/20/26	EUR	18,900	19,909,206
0.25%, 02/20/29		20,100	20,486,559
0.50%, 02/20/32		15,900	15,846,401
Sudzucker International Finance BV, (EURIBOR 3 Month + 3.10%), 2.75%(b)(i)		300	248,152
Summit Properties Ltd., 2.00%, 01/31/25		2,448	2,266,198
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		2,600	2,638,137
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25		800	824,969
Tele Columbus AG, 3.88%, 05/02/25		1,400	1,277,710
thyssenkrupp AG:
1.88%, 03/06/23		4,610	4,448,823
2.88%, 02/22/24		21,192	20,567,938
2.50%, 02/25/25		294	279,668
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(b)(i)		2,100	2,160,592
Volkswagen Financial Services AG, 1.50%, 10/01/24		6,325	6,651,619
Volkswagen Financial Services NV, 1.63%, 02/10/24	GBP	10,000	11,542,388
Volkswagen International Finance NV:
(EUR Swap Annual 5 Year + 2.54%), 2.70%(b)(i)	EUR	7,800	7,968,951
1.13%, 10/02/23		3,700	3,937,088
Vonovia Finance BV:
1.25%, 12/06/24		9,400	10,268,149
1.80%, 06/29/25		5,600	6,241,671
WEPA Hygieneprodukte GmbH, (EURIBOR 3 Month + 2.88%), 2.88%, 12/15/26(b)		1,059	1,024,895
ZF Europe Finance BV:
2.50%, 10/23/27		21,300	17,616,197

			311,932,800

Ghana — 0.0%
Tullow Oil plc, 6.25%, 04/15/22	USD	2,000	451,125

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Guatemala — 0.0%
Central American Bottling Corp., 5.75%, 01/31/27(a)	USD	3,122	$2,664,689
Comunicaciones Celulares SA, 6.88%, 02/06/24		6,000	5,739,375
Energuate Trust, 5.88%, 05/03/27(a)		4,088	3,921,414

			12,325,478

Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		1,547	1,562,859

Hong Kong — 0.1%
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(b)(i)		400	397,332
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(b)(i)		2,067	1,989,488
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.19%), 2.00%(b)(i)		1,030	679,753
Joy Treasure Assets Holdings, Inc., 3.50%, 09/24/29		3,050	3,072,875
Melco Resorts Finance Ltd.:
5.25%, 04/26/26		400	358,164
5.63%, 07/17/27		200	180,000
5.38%, 12/04/29(a)		1,059	890,884
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(b)(i)		400	363,210
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		4,805	4,300,475
NWD MTN Ltd., 4.13%, 07/18/29		11,000	10,549,687
REXLot Holdings Ltd.(f)(h)(l):
6.00%, 04/28/17	HKD	1,103	44,274
4.50%, 04/17/19		15,091	1,557,230
Sino Biopharmaceutical Ltd., 0.00%, 02/17/25(k)(l)	EUR	9,567	9,232,514

			33,615,886

India — 0.4%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24	USD	400	327,400
5.45%, 01/24/28		200	142,752
Adani Electricity Mumbai Ltd.:
3.95%, 02/12/30(a)		10,539	8,668,327
3.95%, 02/12/30		10,951	9,007,198
Adani Green Energy UP Ltd., 6.25%, 12/10/24(a)		200	175,987
Adani Ports & Special Economic Zone Ltd.:
4.00%, 07/30/27		650	514,098
4.38%, 07/03/29		10,700	8,779,350
Adani Renewable Energy RJ Ltd., 4.63%, 10/15/39		3,560	3,304,855
Adani Transmission Ltd.:
4.00%, 08/03/26		7,159	6,326,230
4.25%, 05/21/36		14,971	13,998,783
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	169,016
Bharti Airtel Ltd., 1.50%, 02/17/25(l)		19,400	19,372,733
Delhi International Airport Ltd., 6.45%, 06/04/29(a)		300	246,280
Future Retail Ltd., 5.60%, 01/22/25(a)		6,627	3,321,784

Security		Par (000)	Value

India (continued)
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27	USD	200	$159,848
Greenko Dutch BV, 5.25%, 07/24/24		200	160,464
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	176,448
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25		200	162,805
5.95%, 07/29/26		200	161,271
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		400	303,375
HT Global IT Solutions Holdings Ltd., 7.00%, 07/14/21(a)		200	173,750
Muthoot Finance Ltd.:
6.13%, 10/31/22(a)		12,597	10,731,069
4.40%, 09/02/23(a)		1,760	1,367,547
4.40%, 09/02/23		200	155,403
Network i2i Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%(b)(i)		400	317,500
ReNew Power Ltd., 6.45%, 09/27/22		200	166,851
ReNew Power Synthetic:
6.67%, 03/12/24(a)		200	159,625
6.67%, 03/12/24		8,000	6,362,500
Suzlon Energy Ltd., 5.75%, 07/16/19(e)(f)(h)(l)		5,000	750,000
Vedanta Resources Finance II plc:
8.00%, 04/23/23		4,600	1,742,250
9.25%, 04/23/26		600	242,100
Vedanta Resources Ltd., 6.13%, 08/09/24		5,869	2,226,552
Videocon Industries Ltd., 2.80%, 12/31/20(e)(f)(h)(l)		735	222,331

			100,096,482

Indonesia — 0.0%
Alam Synergy Pte. Ltd., 6.63%, 04/24/22		200	99,996
Global Prime Capital Pte. Ltd., 5.50%, 10/18/23		200	159,130
Listrindo Capital BV, 4.95%, 09/14/26(a)		200	173,250
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		6,657	6,507,220
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25		800	480,000
Saka Energi Indonesia PT, 4.45%, 05/05/24		200	146,100
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(a)		184	167,285
Theta Capital Pte. Ltd., 6.75%, 10/31/26		200	134,688

			7,867,669

Ireland — 0.1%
AIB Group plc, (EUR Swap Annual 5 Year + 5.70%), 5.32%(b)(i)	EUR	450	387,297
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.38%(b)(i)		10,089	10,798,351
Bank of Ireland Group plc, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.50%), 4.12%, 09/19/27(b)	USD	5,725	5,393,751
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	4,923	5,897,169

			22,476,568

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Israel — 0.1%
Bank Leumi Le-Israel BM, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.63%), 3.27%, 01/29/31(a)(b)	USD	2,728	$2,502,940
Teva Pharmaceutical Finance Netherlands II BV:
1.88%, 03/31/27	EUR	800	709,716
1.63%, 10/15/28		800	680,765
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25(a)	USD	16,257	15,931,860

			19,825,281

Italy — 0.6%
Assicurazioni Generali SpA:
(EURIBOR 3 Month + 4.50%), 4.60%(b)(i)	EUR	1,100	1,188,926
2.12%, 10/01/30		3,650	3,648,186
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47(b)		2,038	2,439,125
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48(b)		3,300	3,875,814
Atlantia SpA:
1.63%, 02/03/25		1,200	1,080,225
1.88%, 07/13/27		500	440,369
Autostrade per l’Italia SpA:
6.25%, 06/09/22	GBP	800	943,038
5.88%, 06/09/24	EUR	9,400	10,470,933
4.38%, 09/16/25		400	425,719
Banco BPM SpA:
1.75%, 04/24/23		1,790	1,836,981
2.50%, 06/21/24		2,400	2,469,672
Buzzi Unicem SpA, 2.13%, 04/28/23		3,956	4,335,149
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.87%, 06/30/26(b)		1,910	1,864,287
Intesa Sanpaolo SpA:
5.15%, 07/16/20		1,750	1,938,459
(EUR Swap Annual 5 Year + 5.86%), 6.25%(b)(i)		8,000	7,323,256
(EUR Swap Annual 5 Year + 7.19%), 7.75%(b)(i)		14,735	14,944,893
(EUR Swap Annual 5 Year + 4.27%), 4.12%(b)(i)		1,000	749,467
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%, 10/30/25(b)		1,700	1,632,573
6.75%, 10/30/25		8,820	9,726,761
Sisal Group SpA, 7.00%, 07/31/23		2,887	2,596,544
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	3,455	3,506,825
7.72%, 06/04/38		6,180	6,533,558
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	1,964	2,821,625
Telecom Italia SpA:
4.88%, 09/25/20		835	932,689
1.13%, 03/26/22(l)		9,900	10,292,522
3.25%, 01/16/23		800	880,114
4.00%, 04/11/24		8,251	9,053,181
2.75%, 04/15/25		6,128	6,336,161
3.00%, 09/30/25		800	835,899
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(b)(i)		2,383	2,261,744
(EUR Swap Annual 5 Year + 9.30%), 9.25%(b)(i)		6,351	6,569,439
1.00%, 01/18/23		5,200	5,386,443

Security		Par (000)	Value

Italy (continued)
(EUR Swap Annual 5 Year + 6.39%), 6.62%(b)(i)	EUR	9,900	$8,502,334
(USD Swap Semi 5 Year + 5.18%), 8.00%(b)(i)	USD	6,200	5,306,506
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(b)(i)	EUR	8,880	8,875,666
(EURIBOR Swap Rate 5 Year + 4.74%), 4.87%, 02/20/29(b)		4,050	4,154,055
1.80%, 01/20/30		7,600	7,083,327
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 01/15/32(b)		2,200	1,929,884
Unione di Banche Italiane SpA, (EUR Swap Annual 5 Year + 5.75%), 5.87%, 03/04/29(b)		700	729,235

			165,921,584

Jamaica — 0.0%(a)
Digicel Group Two Ltd., 8.25%, 09/30/22	USD	14,296	1,863,177
Digicel Ltd.:
6.00%, 04/15/21		10,000	5,400,000
6.75%, 03/01/23		1,198	470,964

			7,734,141

Japan — 0.5%
Daio Paper Corp., 0.00%, 09/17/20(k)(l)	JPY	410,000	3,863,964
HIS Co. Ltd., 0.00%, 11/15/24(k)(l)		440,000	3,836,317
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20(k)(l)		940,000	8,686,148
Mitsubishi Chemical Holdings Corp.(k)(l):
0.00%, 03/30/22		1,560,000	14,444,488
0.00%, 03/29/24		420,000	3,681,469
Mitsubishi UFJ Financial Group, Inc., 0.87%, 09/07/24	EUR	3,695	3,865,313
Mizuho Financial Group, Inc., 0.12%, 09/06/24		3,735	3,802,860
Rohm Co. Ltd., 0.00%, 12/05/24(k)(l)	JPY	280,000	2,520,716
SBI Holdings, Inc., 0.00%, 09/13/23(k)(l)		530,000	4,527,165
Shizuoka Bank Ltd. (The), (LIBOR USD 3 Month - 0.50%), 1.29%, 01/25/23(b)(l)	USD	1,900	1,778,462
SoftBank Group Corp.:
4.00%, 07/30/22	EUR	800	834,322
4.00%, 04/20/23		12,628	12,761,640
(USD Swap Rate 5 Year + 4.23%), 6.00%(b)(i)	USD	6,400	4,800,000
4.75%, 09/19/24		510	454,587
4.50%, 04/20/25	EUR	600	593,184
4.75%, 07/30/25		4,209	4,230,778
6.00%, 07/30/25	USD	900	808,614
3.13%, 09/19/25	EUR	2,100	1,945,224
5.00%, 04/15/28		6,400	6,222,827
4.00%, 09/19/29		12,500	11,026,794
Sumitomo Mitsui Financial Group, Inc., 3.04%, 07/16/29	USD	15,300	15,191,782
T&D Holdings, Inc., 0.00%, 06/05/20(k)(l)	JPY	780,000	7,209,369
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20(k)(l)		1,070,000	9,861,535
Toyota Motor Finance Netherlands BV, 0.63%, 09/26/23	EUR	4,560	4,928,467
Transcosmos, Inc., 0.00%, 12/22/20(k)(l)	JPY	420,000	3,873,843

			135,749,868

Jersey — 0.1%
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK), 08/15/24(j)	EUR	15,927	14,601,680

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Kuwait — 0.0%(b)(i)
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi 5 Year + 4.17%), 7.25%	USD	200	$168,500
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%		400	352,500

			521,000

Luxembourg — 0.4%
Altice Financing SA:
2.25%, 01/15/25	EUR	12,105	11,829,971
7.50%, 05/15/26(a)	USD	4,200	4,069,380
3.00%, 01/15/28	EUR	9,902	9,601,669
Altice France Holding SA, 8.00%, 05/15/27(a)		4,220	4,569,121
Dragon Aviation Finance Luxembourg SA, Series 1401, 4.00%, 11/28/22	USD	10,652	11,037,322
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	6,436	4,847,717
8.50%, 11/01/22	GBP	800	685,639
(EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(b)	EUR	640	488,453
Intelsat Jackson Holdings SA:
9.50%, 09/30/22(a)	USD	2,000	2,040,000
5.50%, 08/01/23		9,773	6,401,315
8.50%, 10/15/24(a)		10,975	6,910,957
LHMC Finco 2 SARL:
7.25%, (7.25% Cash or 8.00% PIK), 10/02/25(j)	EUR	10,755	4,507,442
Matterhorn Telecom SA, 4.00%, 11/15/27		2,700	2,609,175
Monitchem HoldCo 2 SA, 9.50%, 09/15/26		1,400	1,303,959
Monitchem HoldCo 3 SA, 5.25%, 03/15/25		2,706	2,477,091
SES GLOBAL Americas Holdings GP, 5.30%, 03/25/44(a)	USD	4,600	3,817,631
SES SA:
(EUR Swap Annual 5 Year + 5.40%), 5.62%(b)(i)	EUR	10,100	10,338,509
1.63%, 03/22/26		11,670	12,477,021
5.30%, 04/04/43(a)	USD	2,423	2,013,386
Summer BC Holdco A SARL, 9.25%, 10/31/27	EUR	5,767	5,195,403
Summer BC Holdco B SARL, 5.75%, 10/31/26		20,300	18,627,540

			125,848,701

Macau — 0.0%
MGM China Holdings Ltd.:
5.38%, 05/15/24(a)	USD	1,497	1,364,141
5.88%, 05/15/26(a)		1,504	1,251,610
5.88%, 05/15/26		400	332,875
Studio City Finance Ltd., 7.25%, 02/11/24		400	348,700
Wynn Macau Ltd.:
4.88%, 10/01/24(a)		2,017	1,774,960
4.88%, 10/01/24		200	176,000
5.50%, 10/01/27(a)		883	763,795
5.50%, 10/01/27		200	173,000
5.13%, 12/15/29(a)		1,177	863,177

			7,048,258

Malaysia — 0.2%
1MDB Energy Ltd., 5.99%, 05/11/22		15,000	15,112,500
Cindai Capital Ltd., 0.00%, 02/08/23(k)(l)		25,238	23,973,248
TNB Global Ventures Capital Bhd., 4.85%, 11/01/28		1,250	1,401,712

Security		Par (000)	Value

Malaysia (continued)
Top Glove Labuan Ltd., 2.00%, 03/01/24(l)	USD	8,000	$8,672,684

			49,160,144

Mexico — 0.2%
Alpha Holding SA de CV, 9.00%, 02/10/25(a)		14,168	9,492,560
Axtel SAB de CV, 6.38%, 11/14/24(a)		1,517	1,206,804
Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 6.75%(a)(b)(i)		897	684,142
BBVA Bancomer SA(a):
6.75%, 09/30/22		1,687	1,674,725
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.31%), 5.87%, 09/13/34(b)		13,333	10,791,397
Braskem Idesa SAPI, 7.45%, 11/15/29(a)		448	304,640
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	500	525,256
Cemex SAB de CV, 3.13%, 03/19/26		3,300	3,223,294
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)	USD	1,400	1,323,437
Credito Real SAB de CV SOFOM ER, 7.25%, 07/20/23(a)		732	570,960
Cydsa SAB de CV, 6.25%, 10/04/27(a)		2,052	1,488,021
Grupo Bimbo SAB de CV:
4.50%, 01/25/22		1,564	1,569,132
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%(a)(b)(i)		2,026	1,867,719
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		15,082	10,906,171
Industrias Penoles SAB de CV, 4.15%, 09/12/29(a)		9,942	8,738,086
Mexico City Airport Trust, 4.25%, 10/31/26(a)		1,688	1,495,990
Minera Mexico SA de CV, 4.50%, 01/26/50(a)		5,998	5,038,320
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		1,485	937,406
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(a)		1,241	1,070,363
Unifin Financiera SAB de CV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%(a)(b)(i)		4,688	3,000,320

			65,908,743

Mongolia — 0.0%
Mongolian Mortgage Corp. HFC LLC: 9.75%, 01/29/22		8,200	6,526,688

Netherlands — 0.5%
ABN AMRO Bank NV, 1.38%, 01/16/25	GBP	7,300	8,531,814
Cooperatieve Rabobank UA, (EUR Swap Annual 5 Year + 4.10%), 4.62%(b)(i)	EUR	3,400	3,271,753
ING Groep NV:
(USD Swap Rate 5 Year + 4.20%), 6.75%(b)(i)	USD	9,545	8,184,838
3.00%, 02/18/26	GBP	5,800	7,035,098
(EUR Swap Annual 5 Year + 2.15%), 2.50%, 02/15/29(b)	EUR	5,500	5,951,540
Intertrust Group BV, 3.38%, 11/15/25		4,136	4,342,638
Koninklijke Ahold Delhaize NV, 1.75%, 04/02/27		900	1,007,470

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Koninklijke KPN NV, (EUR Swap Annual 5 Year + 2.34%), 2.03%(b)(i)	EUR	5,700	$5,839,872
Koninklijke Philips NV, 1.38%, 03/30/25		950	1,067,172
NXP BV(a):
4.13%, 06/01/21	USD	29,703	29,969,960
4.63%, 06/01/23		2,300	2,367,316
OCI NV:
5.00%, 04/15/23	EUR	6,151	6,370,715
3.13%, 11/01/24		1,000	970,552
Q-Park Holding I BV:
1.50%, 03/01/25		3,025	2,826,023
(EURIBOR 3 Month + 2.00%), 2.00%, 03/01/26(b)		2,712	2,584,280
2.00%, 03/01/27		1,588	1,494,824
Stichting AK Rabobank Certificaten, 6.50%(e)(i)		3,000	2,981,966
Summer BidCo BV:
9.00%, (9.00% Cash or 9.75% PIK), 11/15/25(j)		3,188	3,064,562
Sunshine Mid BV, 6.50%, 05/15/26		1,200	1,237,454
Trivium Packaging Finance BV, 3.75%, 08/15/26(e)		2,764	2,772,534
United Group BV:
4.88%, 07/01/24		16,735	16,657,471
(EURIBOR 3 Month + 3.25%), 3.25%, 02/15/26(b)		4,618	4,017,917
3.63%, 02/15/28		1,992	1,777,794
UPCB Finance VII Ltd., 3.63%, 06/15/29		1,480	1,477,074
VEON Holdings BV, 4.00%, 04/09/25(a)	USD	1,620	1,539,000
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	7,694	7,993,541
Ziggo BV:
4.25%, 01/15/27		2,759	3,015,952
5.50%, 01/15/27(a)	USD	18,645	18,645,000
2.88%, 01/15/30	EUR	1,335	1,339,858

			158,335,988

Nigeria — 0.0%
IHS Netherlands Holdco BV, 8.00%, 09/18/27(a)	USD	9,271	7,789,494

Norway — 0.0%
Explorer II A/S, 3.38%, 02/24/25	EUR	1,378	889,142

Panama — 0.0%
Banistmo SA, 3.65%, 09/19/22	USD	904	837,047
Cable Onda SA:
4.50%, 01/30/30(a)		458	403,040
4.50%, 01/30/30		1,193	1,049,840

			2,289,927

Peru — 0.1%
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)		8,884	7,945,628
Inkia Energy Ltd., 5.88%, 11/09/27(a)		6,936	6,190,380
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		5,068	4,351,353
Kallpa Generacion SA, 4.88%, 05/24/26		359	342,172
Lima Metro Line 2 Finance Ltd., 4.35%, 04/05/36(a)		205	194,750
Nexa Resources SA, 5.38%, 05/04/27(a)		2,357	1,767,750
Orazul Energy Egenor SCA, 5.63%, 04/28/27(a)		6,000	5,336,250
Telefonica del Peru SAA, 7.38%, 04/10/27(a)	PEN	23,000	7,170,641

			33,298,924

Security		Par (000)	Value

Portugal — 0.0%
Banco Espirito Santo SA(f)(h):
2.63%, 05/08/17	EUR	6,100	$1,076,430
4.75%, 01/15/18		15,500	2,735,192
4.00%, 01/21/19		19,000	3,352,816
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(a)		6,900	4,414,907

			11,579,345

Russia — 0.0%(a)
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26	USD	10,000	9,984,375
Phosagro OAO, 3.05%, 01/23/25		889	850,773

			10,835,148

Saudi Arabia — 0.1%
SABIC Capital II BV:
4.00%, 10/10/23(a)		10,307	10,203,930
4.50%, 10/10/28		6,615	6,860,995
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24		6,677	6,610,230

			23,675,155

Singapore — 0.1%
BOC Aviation Ltd., 3.00%, 09/11/29		16,700	16,040,767
Puma International Financing SA(a):
5.13%, 10/06/24		3,925	1,393,372
5.00%, 01/24/26		7,203	2,557,061
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		400	372,125
6.80%, 02/27/24		6,415	5,587,465

			25,950,790

South Africa — 0.0%(a)
Anglo American Capital plc, 5.38%, 04/01/25		2,325	2,349,426
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24		2,837	2,664,120

			5,013,546

South Korea — 0.2%
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(b)(i)		10,200	9,756,937
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(b)(i)		9,300	8,974,500
Kookmin Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.64%), 4.35%(b)(i)		15,800	15,133,437
LG Chem Ltd., 0.00%, 04/16/21(k)(l)	EUR	3,300	3,524,014
LG Display Co. Ltd., 1.50%, 08/22/24(l)	USD	1,000	912,700
Shinhan Financial Group Co. Ltd.(b):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(i)		9,100	9,464,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 02/05/30		9,075	9,273,516
Woori Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.25%(b)(i)		400	376,268

			57,415,372

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain — 0.7%
Aldesa Financial Services SA, 7.25%, 04/01/21	EUR	1,100	$1,056,543
Banco Bilbao Vizcaya Argentaria SA(b)(i):
(EUR Swap Annual 5 Year + 9.18%), 8.87%		14,200	15,229,182
(EUR Swap Annual 5 Year + 5.66%), 5.87%		200	186,390
(USD Swap Semi 5 Year + 3.87%), 6.13%	USD	800	588,000
Banco de Sabadell SA(b):
(EUR Swap Annual 5 Year + 6.41%), 6.50%(i)	EUR	7,200	5,766,667
(EUR Swap Annual 5 Year + 2.20%), 2.00%, 01/17/30		300	241,019
Banco Santander SA(b)(i):
(EUR Swap Annual 5 Year + 6.80%), 6.75%		4,900	4,849,609
(EUR Swap Annual 5 Year + 4.53%), 4.37%		2,800	2,301,520
Bankia SA(b)(i):
(EUR Swap Annual 5 Year + 5.82%), 6.00%		1,400	1,178,133
(EUR Swap Annual 5 Year + 6.22%), 6.37%		15,000	12,901,217
CaixaBank SA(b)(i):
(EUR Swap Annual 5 Year + 6.50%), 6.75%		3,200	2,867,540
(EUR Swap Annual 5 Year + 4.50%), 5.25%		2,400	1,965,368
Cirsa Finance International SARL:
7.88%, 12/20/23(a)	USD	1,000	832,950
4.75%, 05/22/25	EUR	100	66,312
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21		1,300	498,952
7.63%, 11/01/21(a)	USD	1,400	479,500
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	4,395	4,228,640
4.13%, 08/01/25		3,691	3,567,832
Distribuidora Internacional de Alimentacion SA:
1.00%, 04/28/21		3,100	2,393,293
0.88%, 04/06/23		2,000	948,309
El Corte Ingles SA, 3.00%, 03/15/24		2,933	2,864,097
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(b)(i)		10,560	9,475,111
Grifols SA, 1.63%, 02/15/25		1,000	1,055,475
Hipercor SA, 3.88%, 01/19/22		9,600	10,630,425
Iberdrola International BV, (EUR Swap Annual 5 Year + 2.97%), 3.25%(b)(i)		13,900	15,411,714
Naturgy Finance BV(b)(i):
(EUR Swap Annual 8 Year + 3.35%), 4.13%		7,600	8,236,746
(EUR Swap Annual 9 Year + 3.08%), 3.38%		1,100	1,165,002
NH Hotel Group SA, 3.75%, 10/01/23		879	794,730
Repsol International Finance BV, (EUR Swap Annual 6 Year + 3.56%), 3.87%(b)(i)		5,831	6,205,925
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	5,270	7,515,244
Telefonica Europe BV(b)(i):
(EUR Swap Annual 5 Year + 3.86%), 3.75%	EUR	10,600	11,362,885
(EUR Swap Annual 5 Year + 2.33%), 2.63%		1,300	1,340,030

Security		Par (000)	Value

Spain (continued)
(EUR Swap Annual 10 Year + 4.30%), 5.87%	EUR	5,800	$6,542,565
(EUR Swap Annual 6 Year + 4.11%), 4.37%		31,000	33,239,011
(EUR Swap Annual 8 Year + 2.97%), 3.88%		15,000	15,507,679

			193,493,615

Sweden — 0.1%
Heimstaden Bostad AB, (EUR Swap Annual 5 Year + 3.67%), 3.25%(b)(i)		1,100	979,651
Intrum AB:
2.75%, 07/15/22		1,200	1,111,724
3.50%, 07/15/26		2,356	1,857,879
Verisure Holding AB, 3.50%, 05/15/23		7,672	7,843,763
Verisure Midholding AB, 5.75%, 12/01/23		3,689	3,550,763
Volvo Treasury AB, 0.00%, 02/11/23		14,852	15,882,147

			31,225,927

Switzerland — 0.4%
Credit Suisse Group AG(b):
(USD Swap Semi 5 Year + 5.11%), 7.13%(i)	USD	8,000	7,400,000
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)(i)		1,050	967,680
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)(i)		2,635	2,536,188
(USD Swap Semi 5 Year + 4.60%), 7.50%(i)		400	385,000
(USD Swap Semi 5 Year + 3.46%), 6.25%(a)(i)		8,150	7,508,187
(USD Swap Semi 5 Year + 3.46%), 6.25%(i)		1,100	1,013,375
(EUR Swap Annual 1 Year + 0.75%), 1.25%, 07/17/25	EUR	6,005	6,271,913
(SOFR + 1.56%), 2.59%, 09/11/25(a)	USD	15,236	14,474,825
(BPSW1 + 1.23%), 2.13%, 09/12/25	GBP	7,355	8,642,503
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 7.25%(a)(i)	USD	3,650	3,312,375
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%(a)(i)		8,420	7,390,234
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 5.10%(i)		600	463,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 5.10%(a)(i)		983	759,367
Dufry One BV:
2.00%, 02/15/27	EUR	3,728	3,203,809
Holcim Finance Luxembourg SA, (EURIBOR Swap Rate 5 Year + 3.07%), 3.00%(b)(i)		3,825	3,635,119
Nestle Finance International Ltd., 1.13%, 04/01/26		1,825	2,082,516
UBS Group AG(b):
(EUR Swap Annual 5 Year + 5.29%), 5.75%(i)		1,489	1,592,952
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(i)	USD	34,593	32,517,420
(EUR Swap Annual 1 Year + 0.55%), 0.25%, 01/29/26	EUR	1,985	1,991,391

			106,148,354

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Taiwan — 0.1%(k)(l)
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22	USD	6,400	$6,341,745
Innolux Corp., Series 1, 0.00%, 01/22/25		9,200	9,096,500

			15,438,245

Thailand — 0.1%
Bangkok Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 09/25/34(b)		18,000	15,486,367
Kasikornbank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/02/31(b)		15,140	13,739,550
Singha Estate PCL, 2.00%, 07/20/22(l)		9,700	9,313,167

			38,539,084

Turkey — 0.0%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		6,077	5,041,296

Ukraine — 0.0%
MHP Lux SA:
6.25%, 09/19/29		298	244,360
6.25%, 09/19/29(a)		3,094	2,537,080

			2,781,440

United Arab Emirates — 0.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		10,000	10,075,000
DP World Crescent Ltd., 3.91%, 05/31/23		8,000	7,632,500
Emirates NBD Bank PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(b)(i)		15,690	13,248,244
Esic Sukuk Ltd., 3.94%, 07/30/24		13,575	11,538,750
MAF Global Securities Ltd.:
(USD Swap Semi 5 Year + 3.48%), 5.50%(b)(i)		5,000	3,689,062
4.75%, 05/07/24		4,000	3,860,000
MDGH — GMTN BV:
2.50%, 11/07/24(a)		24,428	23,573,020
2.88%, 11/07/29(a)		7,688	7,257,617
3.70%, 11/07/49		16,025	14,887,225
Shelf Drilling Holdings Ltd., 8.75%, 11/15/24(a)		21,280	12,434,416

			108,195,834

United Kingdom — 1.5%
AA Bond Co. Ltd., 4.25%, 07/31/20	GBP	1,318	1,604,863
Arrow Global Finance plc, 5.13%, 09/15/24		5,571	5,950,976
B&M European Value Retail SA, 4.13%, 02/01/22		1,979	2,174,695
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%(b)(i)	USD	6,540	5,984,100
1.88%, 12/08/23	EUR	13,171	14,091,727
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%(b)(i)	USD	11,400	10,572,360
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 7.12%(b)(i)	GBP	28,000	29,512,594
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(b)	EUR	4,239	4,535,218
(EUR Swap Annual 5 Year + 1.90%), 2.00%, 02/07/28(b)		3,700	3,731,665

Security		Par (000)	Value

United Kingdom (continued)
British Telecommunications plc, 0.88%, 09/26/23	EUR	3,285	$3,595,223
Cabot Financial Luxembourg II SA, (EURIBOR 3 Month + 6.38%), 6.37%, 06/14/24(b)		2,424	2,460,892
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	4,787	5,534,712
Channel Link Enterprises Finance plc(b):
Series A7, (EURIBOR 6 Month + 5.55%), 1.76%, 06/30/50	EUR	6,525	7,219,176
Series A8, (EURIBOR 6 Month + 5.90%), 2.71%, 06/30/50		4,400	5,056,723
Series A5, (LIBOR GBP 6 Month + 5.78%), 3.04%, 06/30/50	GBP	3,075	3,898,467
Coca-Cola European Partners plc, 1.75%, 03/27/26	EUR	1,250	1,400,584
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	10,716	10,681,206
4.88%, 08/28/25		612	602,009
Dignity Finance plc:
Series A, 3.55%, 12/31/34		1,945	2,540,408
Series B, 4.70%, 12/31/49		485	481,970
eG Global Finance plc:
3.63%, 02/07/24	EUR	12,372	10,337,293
4.38%, 02/07/25		5,777	4,835,933
6.25%, 10/30/25		24,044	21,081,753
EnQuest plc(j):
0.00%, (0.00% Cash or 7.00% PIK), 04/15/22	GBP	1,760	524,818
0.00%, (0.00% Cash or 7.00% PIK), 04/15/22(a)(m)	USD	6,202	1,488,470
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23		1,000	949,660
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	1,295	1,450,885
Greene King Finance plc:
Series A5, (LIBOR GBP 3 Month + 2.50%), 2.99%, 12/15/33(b)		24,067	29,722,919
Series A6, 4.06%, 03/15/35		4,173	5,782,727
Series B2, (LIBOR GBP 3 Month + 2.08%), 2.57%, 03/15/36(b)		900	985,331
HBOS Capital Funding LP, 6.85%(i)	USD	7,996	7,528,234
Heathrow Finance plc:
4.75%, 03/01/24	GBP	100	117,397
4.13%, 09/01/29		2,614	2,777,680
HSBC Holdings plc, 4.95%, 03/31/30	USD	3,989	4,355,981
Iceland Bondco plc, 4.63%, 03/15/25	GBP	10,500	10,368,430
Intu Jersey 2 Ltd., 2.88%, 11/01/22(l)		7,700	1,434,626
Intu Metrocentre Finance plc, 4.13%, 12/06/23		900	703,547
Ithaca Energy North Sea plc, 9.38%, 07/15/24(a)	USD	8,050	3,783,500
Jaguar Land Rover Automotive plc, 4.50%, 10/01/27(a)		10,500	6,825,000
Ladbrokes Group Finance plc:
5.13%, 09/16/22	GBP	400	454,321
5.13%, 09/08/23		1,857	1,891,395
Lloyds Banking Group plc, (EUR Swap Annual 1 Year + 3.75%), 1.00%, 04/01/26(b)	EUR	1,850	2,115,092
Marks & Spencer plc, 3.25%, 07/10/27	GBP	3,675	3,922,766
Mitchells & Butlers Finance plc, Series D1, (LIBOR GBP 3 Month + 2.13%), 2.61%, 06/15/36(b)		2,225	2,072,754
Motability Operations Group plc:
0.38%, 01/03/26	EUR	11,310	11,899,653
4.38%, 02/08/27	GBP	3,740	5,312,532

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
National Grid Electricity Transmission plc, 1.38%, 09/16/26	GBP	9,774	$11,887,919
National Westminster Bank plc(b)(i):
Series C, (LIBOR USD 3 Month + 0.25%), 1.86%	USD	8,700	6,655,500
Series A, (LIMEAN USD 6 Month + 0.25%), 2.06%		200	153,000
Series B, (LIBOR USD 6 Month + 0.25%), 1.87%		200	153,000
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)		6,966	3,900,960
New Look Financing plc, 12.00%, (12.00% Cash or 12.00% PIK), 05/03/24(a)(j)(m)	GBP	1,659	831,107
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	1,100	1,139,908
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	5,584	6,450,374
Pinnacle Bidco plc, 6.38%, 02/15/25		5,750	4,785,190
Premier Foods Finance plc, 6.25%, 10/15/23		4,400	4,986,485
RELX Finance BV:
0.00%, 03/18/24	EUR	3,660	3,883,392
0.50%, 03/10/28		3,675	3,786,841
0.88%, 03/10/32		1,590	1,594,394
Rolls-Royce plc, 0.88%, 05/09/24		3,600	3,744,503
Royal Bank of Scotland Group plc, 2.50%, 03/22/23		7,571	8,277,277
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		603	618,495
Tesco plc:
5.00%, 03/24/23	GBP	2,100	2,764,930
5.13%, 04/10/47	EUR	300	378,129
Tesco Property Finance 1 plc, 7.62%, 07/13/39	GBP	3,146	5,444,234
Tesco Property Finance 3 plc, 5.74%, 04/13/40		6,866	10,548,797
Tesco Property Finance 4 plc, 5.80%, 10/13/40		3,242	5,026,026
Top Gun Realisations 74 plc, 6.50%, 07/01/22(f)(h)		1,075	254,033
Tullow Oil Jersey Ltd., 6.63%, 07/12/21(l)	USD	4,800	1,584,815
Unique Pub Finance Co. plc (The)(e):
Series M, 7.40%, 03/28/24	GBP	14,699	20,284,536
Series N, 6.46%, 03/30/32		9,801	13,614,134
Virgin Media Finance plc, 4.50%, 01/15/25	EUR	700	721,447
Virgin Media Receivables Financing Notes I DAC: 5.50%, 09/15/24	GBP	2,586	3,110,543
Virgin Media Secured Finance plc:
5.50%, 08/15/26(a)	USD	1,027	1,042,405
4.88%, 01/15/27	GBP	1,854	2,124,382
5.00%, 04/15/27		1,600	1,887,992
6.25%, 03/28/29		1,960	2,414,459
Vodafone Group plc(b):
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78	EUR	1,510	1,598,764
(GBP Swap 5 Year + 3.27%), 4.87%, 10/03/78	GBP	575	693,352
(USD Swap Semi 5 Year + 3.05%), 6.25%, 10/03/78	USD	2,300	2,252,252
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79	EUR	12,900	13,676,098

Security		Par (000)	Value

United Kingdom (continued)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79	USD	8,639	$9,231,455
William Hill plc:
4.88%, 09/07/23	GBP	1,300	1,236,819
4.75%, 05/01/26		1,000	947,290

			428,037,502

United States — 12.5%
AbbVie, Inc., 1.38%, 05/17/24	EUR	11,405	12,589,141
Advanced Micro Devices, Inc., 7.50%, 08/15/22	USD	36,430	38,615,800
Albertsons Cos., Inc.:
3.50%, 02/15/23(a)		2,889	2,844,220
6.63%, 06/15/24		1,252	1,270,780
5.75%, 03/15/25		2,504	2,530,042
7.50%, 03/15/26(a)		1,242	1,338,628
4.63%, 01/15/27(a)		1,589	1,581,055
5.88%, 02/15/28(a)		2,239	2,278,854
4.88%, 02/15/30(a)		1,177	1,174,057
Alcoa Nederland Holding BV(a):
6.75%, 09/30/24		1,026	994,912
7.00%, 09/30/26		691	642,630
6.13%, 05/15/28		699	636,090
Allergan Funding SCS:
1.25%, 06/01/24	EUR	7,390	8,157,848
3.80%, 03/15/25	USD	24,215	24,792,385
Allergan Sales LLC, 5.00%, 12/15/21(a)		5,285	5,475,724
Ambac Assurance Corp., 5.10%, 06/07/20(a)		1,407	1,942,233
AMC Networks, Inc.:
5.00%, 04/01/24		1,990	1,910,400
4.75%, 08/01/25		3,032	2,948,620
American Airlines Group, Inc., Series 2017-1C, 5.18%, 08/15/23(d)		2,789	2,851,789
American Airlines Pass-Through Trust(d):
Series 2019-1C, Class A, 4.13%, 06/15/22		36,175	36,175,000
Series 2011-1, Class B, 4.87%, 04/22/25		3,401	3,502,815
Series 2017-2, Class A, 4.00%, 12/15/25		6,327	6,421,905
Series 2017-2, Class A, 3.50%, 12/15/27		42,473	43,641,213
American Airlines, Inc., Series 2017-2C, 5.18%, 10/15/23(d)		3,043	3,100,544
American Builders & Contractors Supply Co., Inc.(a):
5.88%, 05/15/26		825	785,812
4.00%, 01/15/28		1,774	1,614,340
American Energy-Permian Basin LLC, 12.00%, 10/01/24(a)		11,177	4,470,800
American Tower Corp.:
5.00%, 02/15/24		15,280	16,172,907
1.95%, 05/22/26	EUR	11,910	13,363,677
American University (The), 3.67%, 04/01/49	USD	14,782	15,902,981
AMN Healthcare, Inc., 5.13%, 10/01/24(a)		9,636	9,274,650
Apple, Inc., 2.95%, 09/11/49		26,930	28,649,148
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	1,000	922,995
Aramark Services, Inc.:
4.75%, 06/01/26	USD	998	940,415
5.00%, 02/01/28(a)		2,311	2,150,663
Arconic, Inc.:
5.40%, 04/15/21		201	199,261

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.13%, 10/01/24	USD	1,541	$1,521,738
5.90%, 02/01/27		18,766	17,521,814
Ardagh Packaging Finance plc:
2.75%, 03/15/24	EUR	1,300	1,368,921
6.00%, 02/15/25(a)	USD	2,352	2,358,586
2.13%, 08/15/26	EUR	1,400	1,376,529
4.13%, 08/15/26(a)	USD	1,280	1,273,600
4.75%, 07/15/27	GBP	7,181	8,139,062
5.25%, 08/15/27(a)	USD	1,111	1,138,775
Arrow Bidco LLC, 9.50%, 03/15/24(a)		16,599	7,469,550
Ashland Services BV, 2.00%, 01/30/28	EUR	1,807	1,728,876
Ashton Woods USA LLC(a):
6.75%, 08/01/25	USD	2,857	2,285,600
9.88%, 04/01/27		18,106	18,106,000
6.63%, 01/15/28		12,838	10,142,020
AT&T, Inc., 2.90%, 12/04/26	GBP	9,280	11,908,337
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	2,016	2,012,219
Ball Corp.:
0.88%, 03/15/24		2,371	2,440,834
5.25%, 07/01/25	USD	1,177	1,279,752
4.88%, 03/15/26		883	918,320
Banff Merger Sub, Inc., 8.38%, 09/01/26	EUR	1,398	1,411,407
Bank of America Corp.:
2.30%, 07/25/25	GBP	7,390	8,873,473
Series L, 4.18%, 11/25/27	USD	22,735	23,500,331
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(b)		17,225	17,988,690
(LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/30(b)		20,350	20,342,759
(LIBOR USD 3 Month + 3.15%), 4.08%, 03/20/51(b)		18,000	20,604,341
Bausch Health Americas, Inc.(a):
9.25%, 04/01/26		2,054	2,170,667
8.50%, 01/31/27		2,396	2,503,820
Bausch Health Cos., Inc.:
4.50%, 05/15/23	EUR	10,441	11,019,296
7.00%, 03/15/24(a)	USD	10,497	10,693,714
5.50%, 11/01/25(a)		11,459	11,577,028
9.00%, 12/15/25(a)		2,053	2,164,273
5.75%, 08/15/27(a)		1,826	1,880,049
7.00%, 01/15/28(a)		1,037	1,064,377
7.25%, 05/30/29(a)		2,062	2,139,944
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(a)		2,515	2,320,842
Beazer Homes USA, Inc., 7.25%, 10/15/29		11,497	8,737,720
Becton Dickinson Euro Finance SARL, 1.21%, 06/04/26	EUR	15,795	16,860,065
Belden, Inc.:
2.88%, 09/15/25		920	813,185
4.13%, 10/15/26		3,648	3,757,386
3.88%, 03/15/28		1,200	1,197,749
Berkshire Hathaway, Inc., 0.00%, 03/12/25		2,852	2,981,435
Berry Global, Inc.:
1.00%, 01/15/25		3,069	3,080,168
4.50%, 02/15/26(a)	USD	675	651,375
4.88%, 07/15/26(a)		1,730	1,747,300
5.63%, 07/15/27(a)		698	721,118
Blackstone Holdings Finance Co. LLC, 2.00%, 05/19/25	EUR	7,400	8,253,603
Boyd Gaming Corp.:
6.38%, 04/01/26	USD	1,000	865,000

Security		Par (000)	Value

United States (continued)
6.00%, 08/15/26	USD	957	$823,020
4.75%, 12/01/27(a)		15,377	12,686,025
Brinker International, Inc., 5.00%, 10/01/24(a)		13,057	9,401,040
Broadcom Corp., 3.00%, 01/15/22		4,000	3,955,480
Brookfield Property REIT, Inc., 5.75%, 05/15/26(a)		1,385	1,123,761
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		17,020	1,191,400
Buckeye Partners LP:
4.15%, 07/01/23		3,919	3,389,935
4.35%, 10/15/24		4,975	4,129,250
4.13%, 03/01/25(a)		8,450	7,123,350
3.95%, 12/01/26		706	578,708
Caesars Entertainment Corp., 5.00%, 10/01/24(l)		5,844	6,231,379
Caesars Resort Collection LLC, 5.25%, 10/15/25(a)		2,319	1,674,782
Callon Petroleum Co., 6.13%, 10/01/24		7,880	1,398,700
Calpine Corp.(a):
5.25%, 06/01/26		18,340	17,423,000
4.50%, 02/15/28		32,856	31,845,678
5.13%, 03/15/28		11,663	10,729,960
Capital One Financial Corp., 0.80%, 06/12/24	EUR	12,890	12,626,194
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)	USD	13,791	12,411,900
Carlson Travel, Inc., 6.75%, 12/15/23(a)		8,210	5,582,800
Carpenter Technology Corp., 4.45%, 03/01/23		12,790	11,678,629
Catalent Pharma Solutions, Inc., 2.38%, 03/01/28	EUR	5,626	5,714,045
CCO Holdings LLC(a):
5.88%, 04/01/24	USD	5,348	5,481,700
5.50%, 05/01/26		2,070	2,101,050
5.13%, 05/01/27		4,478	4,489,643
5.00%, 02/01/28		5,031	5,043,578
5.38%, 06/01/29		2,044	2,100,414
4.50%, 08/15/30		2,253	2,207,940
CDK Global, Inc., 5.00%, 10/15/24(e)		2,120	2,119,809
Cedar Fair LP:
5.38%, 04/15/27		1,009	867,740
5.25%, 07/15/29(a)		1,905	1,609,725
Centene Corp.(a):
5.38%, 06/01/26		15,531	15,998,638
5.38%, 08/15/26		2,538	2,588,760
4.25%, 12/15/27		23,881	23,403,380
4.63%, 12/15/29		8,928	8,972,640
3.38%, 02/15/30		12,969	12,061,170
Centennial Resource Production LLC(a):
5.38%, 01/15/26		30,495	7,318,800
6.88%, 04/01/27		4,962	1,215,690
Century Communities, Inc., 6.75%, 06/01/27		13,410	11,363,634
CenturyLink, Inc.:
5.63%, 04/01/25		698	701,483
5.13%, 12/15/26(a)		1,719	1,719,000
4.00%, 02/15/27(a)		1,708	1,656,760
Charles River Laboratories International, Inc.(a):
5.50%, 04/01/26		425	437,750
4.25%, 05/01/28		1,492	1,438,139
Charter Communications Operating LLC:
4.46%, 07/23/22		1,550	1,607,734

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
(LIBOR USD 3 Month + 1.65%), 3.41%, 02/01/24(b)	USD	557	$541,016
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		98	87,035
Cheniere Energy Partners LP:
5.25%, 10/01/25		26,425	24,311,000
5.63%, 10/01/26		5,558	5,113,360
4.50%, 10/01/29(a)		8,195	7,129,650
Cheniere Energy, Inc., 4.88%, (4.88% Cash or 4.88% PIK), 05/28/21(a)(j)(l)		45,282	42,931,248
Chesapeake Energy Corp.:
6.63%, 08/15/20		1,665	482,850
6.13%, 02/15/21		27,853	3,899,420
5.38%, 06/15/21		4,795	767,200
4.88%, 04/15/22		4,966	496,600
5.75%, 03/15/23		72	7,020
11.50%, 01/01/25(a)		11,822	2,009,740
CHRISTUS Health, Series C, 4.34%, 07/01/28		9,278	10,562,432
Churchill Downs, Inc.(a):
5.50%, 04/01/27		1,206	1,136,860
4.75%, 01/15/28		588	511,560
Cigna Corp., 2.40%, 03/15/30		2,792	2,644,400
Citgo Holding, Inc., 9.25%, 08/01/24(a)		9,560	7,791,400
Citigroup, Inc.:
5.15%, 05/21/26	GBP	3,715	5,131,491
(SOFR + 3.91%), 4.41%, 03/31/31(b)	USD	14,705	16,156,058
Claremont Mckenna College, Series 2019, 3.38%, 01/01/50		9,889	10,239,590
Clean Harbors, Inc., 4.88%, 07/15/27(a)		2,067	2,023,386
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		747	706,849
Colfax Corp., 6.00%, 02/15/24(a)		1,215	1,172,475
Comcast Corp.:
3.10%, 04/01/25		925	982,559
0.25%, 05/20/27	EUR	3,680	3,792,220
4.00%, 03/01/48	USD	930	1,097,347
4.95%, 10/15/58		6,115	8,276,457
Commercial Metals Co.:
4.88%, 05/15/23		9,935	9,363,738
5.75%, 04/15/26		5,469	5,104,737
5.38%, 07/15/27		22,403	20,610,760
CommonSpirit Health:
3.35%, 10/01/29		5,411	5,084,384
4.35%, 11/01/42		4,455	4,361,193
4.19%, 10/01/49		5,616	5,275,236
CommScope, Inc.(a):
5.50%, 03/01/24		1,500	1,518,000
5.50%, 06/15/24		12,420	11,469,870
6.00%, 03/01/26		10,580	10,564,130
8.25%, 03/01/27		10,725	10,337,827
Conservation Fund A Nonprofit Corp. (The), Series 2019, 3.47%, 12/15/29		3,146	3,513,323
Constellium SE, 5.88%, 02/15/26(a)		689	599,430
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49		1,024	1,042,500
Coty, Inc.:
4.00%, 04/15/23	EUR	600	552,553
4.75%, 04/15/26		1,700	1,535,568
Crown Americas LLC, 4.75%, 02/01/26	USD	1,199	1,228,615
Crown Castle International Corp.:
3.65%, 09/01/27		41,975	42,510,653
4.30%, 02/15/29		3,745	3,879,517
3.10%, 11/15/29		6,450	6,178,731
4.15%, 07/01/50		497	491,533

Security		Par (000)	Value

United States (continued)
Crown European Holdings SA:
2.25%, 02/01/23	EUR	2,221	$2,396,778
2.25%, 02/01/23(a)		300	323,743
0.75%, 02/15/23		4,040	4,199,512
3.38%, 05/15/25		432	470,680
CrownRock LP, 5.63%, 10/15/25(a)	USD	7,399	3,847,480
CSC Holdings LLC:
5.25%, 06/01/24		360	360,896
6.63%, 10/15/25(a)		20,505	21,557,112
10.88%, 10/15/25(a)		1,952	2,110,600
5.50%, 05/15/26(a)		6,753	6,984,966
5.50%, 04/15/27(a)		1,619	1,675,503
5.38%, 02/01/28(a)		2,628	2,680,560
6.50%, 02/01/29(a)		2,101	2,265,907
5.75%, 01/15/30(a)		11,360	11,456,106
CSX Corp., 3.80%, 04/15/50		504	526,639
CVS Health Corp.:
4.10%, 03/25/25		15,785	16,697,884
3.63%, 04/01/27		4,411	4,487,144
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		1,008	977,458
DaVita, Inc., 5.00%, 05/01/25		2,973	2,969,105
DCP Midstream Operating LP:
5.38%, 07/15/25		1,971	1,345,799
5.13%, 05/15/29		706	444,744
Deere & Co., 2.75%, 04/15/25		2,683	2,770,388
Dell International LLC, 4.42%, 06/15/21(a)		4,000	3,999,121
DH Europe Finance II SARL, 1.80%, 09/18/49	EUR	4,200	3,693,515
Diamond Sports Group LLC, 5.38%, 08/15/26(a)	USD	11,676	9,486,984
Diamondback Energy, Inc., 5.38%, 05/31/25		120	88,476
Digital Dutch Finco BV, 0.63%, 07/15/25	EUR	8,640	8,859,703
Dow Chemical Co. (The), 0.50%, 03/15/27		5,220	5,276,532
Dun & Bradstreet Corp. (The), 10.25%, 02/15/27(a)	USD	14,965	15,862,900
Elanco Animal Health, Inc.(e):
4.66%, 08/27/21		23,594	23,473,709
5.02%, 08/28/23		26,246	26,549,976
5.65%, 08/28/28		5,631	5,937,057
Eldorado Resorts, Inc., 6.00%, 04/01/25		1,000	900,000
Emerson Electric Co., 0.38%, 05/22/24	EUR	3,840	4,138,719
Endeavor Energy Resources LP(a):
5.50%, 01/30/26	USD	6,986	4,821,807
5.75%, 01/30/28		6,367	4,329,560
Equinix, Inc., 2.88%, 10/01/25	EUR	1,900	1,990,735
Fidelity National Information Services, Inc.:
2.60%, 05/21/25	GBP	5,545	6,895,021
0.63%, 12/03/25	EUR	5,540	5,791,671
3.36%, 05/21/31	GBP	3,270	4,183,809
2.95%, 05/21/39	EUR	1,225	1,356,527
Fiserv, Inc., 3.50%, 07/01/29	USD	28,677	29,829,558
Five Point Operating Co. LP, 7.88%, 11/15/25(a)		21,761	18,714,460
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		15,627	14,845,650
Forestar Group, Inc.(a):
8.00%, 04/15/24		24,894	25,142,940
5.00%, 03/01/28		12,530	10,404,536
Fox Corp., 3.05%, 04/07/25		1,440	1,437,754

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Freeport-McMoRan, Inc.:
5.00%, 09/01/27	USD	706	$655,485
5.25%, 09/01/29		706	665,264
General Mills, Inc.:
0.45%, 01/15/26	EUR	9,045	9,510,995
2.88%, 04/15/30	USD	1,107	1,104,786
George Washington University (The), Series 2018, 4.13%, 09/15/48		6,366	6,331,187
GLP Capital LP, 5.38%, 11/01/23		343	313,046
Golden Entertainment, Inc., 7.63%, 04/15/26(a)		3,070	2,026,200
Golden Nugget, Inc., 6.75%, 10/15/24(a)		7,140	4,497,415
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/25		23,978	24,510,919
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26		1,247	1,150,357
Gray Television, Inc., 5.88%, 07/15/26(a)		964	928,139
Great Western Petroleum LLC, 9.00%, 09/30/21(a)		15,677	10,033,280
H&E Equipment Services, Inc., 5.63%, 09/01/25		3,022	2,802,905
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24	EUR	685	742,905
Hanesbrands, Inc.(a):
4.63%, 05/15/24	USD	3,430	3,395,700
4.88%, 05/15/26		1,059	1,037,936
HCA, Inc.:
5.38%, 02/01/25		6,268	6,409,030
5.88%, 02/15/26		4,617	4,859,392
5.25%, 06/15/26		2,517	2,639,751
5.38%, 09/01/26		3,698	3,808,940
5.63%, 09/01/28		1,765	1,847,426
5.88%, 02/01/29		2,572	2,719,890
HD Supply, Inc., 5.38%, 10/15/26(a)		2,559	2,487,655
Hertz Corp. (The), 7.13%, 08/01/26(a)		696	368,678
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		3,182	2,975,170
5.13%, 05/01/26		432	406,080
4.88%, 01/15/30		2,545	2,163,250
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		9,381	8,724,330
4.88%, 04/01/27		3,000	2,850,000
Hologic, Inc., 4.38%, 10/15/25(a)		1,171	1,159,630
Home Depot, Inc. (The):
2.50%, 04/15/27		3,076	3,100,135
3.35%, 04/15/50		2,331	2,435,436
Honeywell International, Inc.:
0.00%, 03/10/24	EUR	9,470	10,086,949
0.75%, 03/10/32		3,495	3,508,605
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)	USD	706	708,753
Howard Hughes Corp. (The), 5.38%, 03/15/25(a)		2,000	1,935,000
Hyundai Capital America, 3.40%, 06/20/24(a)		23,579	22,510,577
iHeartCommunications, Inc.:
6.38%, 05/01/26		3,097	2,930,228
5.25%, 08/15/27(a)		2,865	2,506,875
4.75%, 01/15/28(a)		588	529,200
Illinois Tool Works, Inc., 0.25%, 12/05/24	EUR	2,320	2,486,137
Intelsat SA, 4.50%, 06/15/25(l)	USD	7,707	1,516,830
International Business Machines Corp.:
0.88%, 01/31/25	EUR	10,550	11,583,514
4.25%, 05/15/49	USD	18,355	21,578,824

Security		Par (000)	Value

United States (continued)
International Game Technology plc:
6.25%, 02/15/22(a)	USD	15,306	$14,074,020
4.75%, 02/15/23	EUR	2,900	2,558,728
6.50%, 02/15/25(a)	USD	5,101	4,513,824
6.25%, 01/15/27(a)		1,727	1,502,490
IQVIA, Inc.:
3.25%, 03/15/25(a)	EUR	1,050	1,129,112
3.25%, 03/15/25		7,975	8,575,878
5.00%, 10/15/26(a)	USD	3,109	3,171,180
5.00%, 05/15/27(a)		2,216	2,265,860
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	2,619	2,928,144
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	USD	3,925	3,964,250
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	8,720	8,447,153
Jagged Peak Energy LLC, 5.88%, 05/01/26	USD	8,197	6,129,717
Jaguar Holding Co. II, 6.38%, 08/01/23(a)		606	616,605
JBS Investments II GmbH(a):
7.00%, 01/15/26		3,396	3,384,386
5.75%, 01/15/28		1,505	1,460,602
JBS USA LUX SA(a):
5.88%, 07/15/24		2,271	2,299,388
5.75%, 06/15/25		2,340	2,363,400
6.75%, 02/15/28		4,538	4,835,148
6.50%, 04/15/29		4,836	5,187,577
5.50%, 01/15/30		1,471	1,518,807
JPMorgan Chase & Co.(b):
(SOFR + 1.16%), 2.30%, 10/15/25		22,245	22,133,960
(SOFR + 3.79%), 4.49%, 03/24/31		31,255	36,130,724
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		1,831	1,748,605
KB Home, 7.63%, 05/15/23		4,682	4,705,410
KFC Holding Co.(a):
5.00%, 06/01/24		4,250	4,165,000
5.25%, 06/01/26		5,703	5,695,016
Kimberly-Clark Corp., 3.10%, 03/26/30		877	948,756
Kraft Heinz Foods Co.:
3.38%, 06/15/21		3,782	3,789,479
3.50%, 07/15/22		4,335	4,250,648
4.00%, 06/15/23		5,770	5,830,330
3.95%, 07/15/25		3,455	3,438,372
2.25%, 05/25/28	EUR	1,400	1,321,592
Lamar Media Corp.:
5.75%, 02/01/26	USD	1,316	1,335,740
3.75%, 02/15/28(a)		706	661,790
Lamb Weston Holdings, Inc.(a):
4.63%, 11/01/24		2,695	2,654,575
4.88%, 11/01/26		2,699	2,745,909
Lennar Corp.:
2.95%, 11/29/20		55	53,625
8.38%, 01/15/21		2,042	2,072,630
4.75%, 04/01/21		6,430	6,365,700
4.13%, 01/15/22		3,018	2,995,365
4.75%, 11/15/22(e)		28,591	28,019,180
4.88%, 12/15/23		3,655	3,581,900
4.50%, 04/30/24		1,760	1,724,800
5.88%, 11/15/24		10,976	11,102,224
4.75%, 05/30/25		1,207	1,152,685
5.25%, 06/01/26		172	175,010
4.75%, 11/29/27		2,172	2,166,570
Level 3 Financing, Inc.:
5.13%, 05/01/23		561	551,177
5.38%, 01/15/24		157	157,000
5.25%, 03/15/26		3,567	3,564,771

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.63%, 09/15/27(a)	USD	1,177	$1,169,820
Levi Strauss & Co., 3.38%, 03/15/27	EUR	400	407,985
LGI Homes, Inc., 6.88%, 07/15/26(a)	USD	2,857	2,485,590
Lowe’s Cos., Inc.:
4.00%, 04/15/25		3,412	3,645,542
5.13%, 04/15/50		6,960	8,403,140
M/I Homes, Inc., 4.95%, 02/01/28(a)		10,833	9,194,509
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		6,714	5,841,180
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26	EUR	7,525	8,023,138
4.38%, 03/15/29	USD	17,855	19,659,962
Masonite International Corp.(a):
5.75%, 09/15/26		350	343,000
5.38%, 02/01/28		1,010	992,628
Massachusetts Institute of Technology, 3.96%, 07/01/38		8,375	9,229,561
Mastercard, Inc., 3.30%, 03/26/27		1,682	1,832,576
Matador Resources Co., 5.88%, 09/15/26		1,236	362,148
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)		14,877	13,686,840
McDonald’s Corp.:
3.30%, 07/01/25		3,175	3,301,174
3.50%, 07/01/27		3,293	3,459,361
4.20%, 04/01/50		592	662,178
Medtronic Global Holdings SCA:
1.13%, 03/07/27	EUR	2,850	3,087,409
1.63%, 03/07/31		4,260	4,656,388
2.25%, 03/07/39		3,570	4,008,856
1.75%, 07/02/49		10,500	9,924,469
Meritor, Inc., 6.25%, 02/15/24	USD	6,797	6,457,898
Metropolitan Life Global Funding I, 3.50%, 09/30/26	GBP	3,740	4,906,211
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24	USD	22,072	21,189,120
4.50%, 09/01/26		1,853	1,537,990
5.75%, 02/01/27		2,802	2,437,740
MGM Resorts International:
5.75%, 06/15/25		1,682	1,505,390
4.63%, 09/01/26		1,732	1,472,720
5.50%, 04/15/27		769	699,790
Microchip Technology, Inc., 3.92%, 06/01/21		41,630	40,563,663
Molina Healthcare, Inc., 5.38%, 11/15/22(e)		1,413	1,377,675
Morgan Stanley(b):
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30		10,832	12,025,152
(SOFR + 3.12%), 3.62%, 04/01/31		20,083	21,005,630
MPT Operating Partnership LP:
2.55%, 12/05/23	GBP	875	1,061,706
3.33%, 03/24/25	EUR	3,100	3,365,756
5.25%, 08/01/26	USD	588	576,866
5.00%, 10/15/27		2,816	2,731,520
3.69%, 06/05/28	GBP	700	820,291
4.63%, 08/01/29	USD	1,059	984,870
National Retail Properties, Inc., 2.50%, 04/15/30		5,465	4,862,087
Nationstar Mortgage Holdings, Inc.(a):
9.13%, 07/15/26		8,467	7,662,635
6.00%, 01/15/27		2,257	1,918,450
Navient Corp.:
7.25%, 09/25/23		697	676,132

Security		Par (000)	Value

United States (continued)
6.75%, 06/25/25	USD	678	$623,760
6.75%, 06/15/26		679	624,680
NBCUniversal Media LLC, 4.45%, 01/15/43		7,530	9,501,076
NCL Corp. Ltd., 3.63%, 12/15/24(a)		1,687	1,075,969
NCR Corp., 5.00%, 07/15/22		3,736	3,511,840
Netflix, Inc.:
5.88%, 02/15/25		942	994,752
5.88%, 11/15/28		2,236	2,389,166
6.38%, 05/15/29		2,028	2,209,912
3.88%, 11/15/29	EUR	2,938	3,165,112
5.38%, 11/15/29(a)	USD	1,059	1,098,871
3.63%, 06/15/30	EUR	4,669	5,020,704
Newell Brands, Inc., 4.10%, 04/01/23(e)	USD	756	767,301
Newfield Exploration Co., 5.38%, 01/01/26		863	450,736
Newmont Corp.:
2.80%, 10/01/29		2,360	2,194,026
2.25%, 10/01/30		1,678	1,559,123
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(a)		6,569	6,421,197
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		15,327	15,258,235
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(a)		674	625,135
NIKE, Inc.:
2.40%, 03/27/25		5,213	5,417,016
2.75%, 03/27/27		4,525	4,701,880
NRG Energy, Inc.:
7.25%, 05/15/26		14,717	15,416,057
6.63%, 01/15/27		6,213	6,461,520
5.75%, 01/15/28		2,671	2,724,420
5.25%, 06/15/29(a)		3,830	3,944,900
2.75%, 06/01/48(l)		7,928	7,551,420
NuStar Logistics LP, 4.80%, 09/01/20		10,394	9,042,780
NVIDIA Corp.:
2.85%, 04/01/30		2,977	3,106,846
3.50%, 04/01/50		3,634	3,951,362
Ochsner Clinic Foundation, 5.90%, 05/15/45		3,304	4,466,183
OI European Group BV, 2.88%, 02/15/25	EUR	2,998	3,061,814
Oracle Corp.:
2.50%, 04/01/25	USD	24,720	24,953,794
2.80%, 04/01/27		25,000	25,369,533
2.95%, 04/01/30		20,000	20,137,705
3.60%, 04/01/50		16,675	16,675,421
3.85%, 04/01/60		15,240	15,338,611
Otis Worldwide Corp., 2.57%, 02/15/30(a)		16,080	15,628,108
Outfront Media Capital LLC(a):
5.00%, 08/15/27		2,487	2,288,040
4.63%, 03/15/30		588	523,320
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)		965	945,700
Panther BF Aggregator 2 LP:
4.38%, 05/15/26	EUR	5,236	4,793,071
6.25%, 05/15/26(a)	USD	1,384	1,307,880
Parsley Energy LLC(a):
5.38%, 01/15/25		25,352	19,583,913
5.25%, 08/15/25		6,842	5,199,920
PayPal Holdings, Inc., 2.65%, 10/01/26		5,065	4,958,405
PDC Energy, Inc., 5.75%, 05/15/26		810	453,600
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		1,293	1,625,865
Pfizer, Inc., 2.63%, 04/01/30		2,516	2,645,485

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Pilgrim’s Pride Corp.(a):
5.75%, 03/15/25	USD	177	$178,328
5.88%, 09/30/27		1,718	1,711,815
Post Holdings, Inc.(a):
5.00%, 08/15/26		2,330	2,397,919
5.50%, 12/15/29		1,040	1,078,792
Prologis Euro Finance LLC, 0.25%, 09/10/27	EUR	5,545	5,532,582
PulteGroup, Inc.:
4.25%, 03/01/21	USD	425	414,375
5.50%, 03/01/26		7,505	7,380,905
5.00%, 01/15/27		1,262	1,259,224
7.88%, 06/15/32		10,834	11,917,400
6.00%, 02/15/35		141	142,057
Qorvo, Inc.:
5.50%, 07/15/26		17,964	18,776,871
4.38%, 10/15/29(a)		5,032	4,679,760
Quicken Loans, Inc.(a):
5.75%, 05/01/25		43,325	43,108,375
5.25%, 01/15/28		4,192	4,098,938
Realogy Group LLC, 9.38%, 04/01/27(a)		1,092	920,327
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	9,086	9,920,740
6.25%, 05/15/26(a)	USD	33,400	34,485,500
Republic Services, Inc., 2.30%, 03/01/30		7,966	7,530,008
Reynolds Group Issuer, Inc.(a):
5.13%, 07/15/23		1,000	990,000
7.00%, 07/15/24		418	424,792
RWJ Barnabas Health, Inc., 3.48%, 07/01/49		3,026	3,057,387
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)		824	618,000
Sabre GLBL, Inc., 5.25%, 11/15/23(a)		860	782,600
SBA Communications Corp., 4.00%, 10/01/22		1,000	999,700
Scientific Games International, Inc.(a):
5.00%, 10/15/25		3,147	2,737,890
7.00%, 05/15/28		6,851	4,213,365
Select Medical Corp., 6.25%, 08/15/26(a)		1,677	1,677,000
Shea Homes LP, 5.88%, 04/01/23(a)		154	156,262
Sherwin-Williams Co. (The), 2.30%, 05/15/30		2,169	2,020,086
Silgan Holdings, Inc.:
3.25%, 03/15/25	EUR	5,600	6,021,834
2.25%, 06/01/28		4,840	4,729,500
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24	USD	18,919	19,201,461
5.38%, 04/15/25		817	825,162
5.38%, 07/15/26		2,064	2,105,074
5.00%, 08/01/27		9,545	9,687,220
5.50%, 07/01/29		10,698	10,911,960
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)		1,367	1,158,532
SM Energy Co.:
1.50%, 07/01/21(l)		5,909	2,133,879
5.63%, 06/01/25		588	160,236
6.75%, 09/15/26		113	33,900
Southern California Edison Co., 2.25%, 06/01/30		1,866	1,684,738
Sprint Communications, Inc., 6.00%, 11/15/22		2,500	2,593,750
Sprint Corp.:
7.25%, 09/15/21		14,374	14,815,282

Security		Par (000)	Value

United States (continued)
7.88%, 09/15/23	USD	26,732	$29,340,508
7.13%, 06/15/24		13,341	14,643,749
7.63%, 02/15/25		8,105	8,956,025
7.25%, 02/01/28(a)		5,200	5,226,000
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(a)(e)		2,534	2,521,579
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23		22,510	22,863,245
Standard Industries, Inc.:
5.50%, 02/15/23(a)		271	261,515
5.38%, 11/15/24(a)		1,355	1,307,575
6.00%, 10/15/25(a)		37,332	36,689,890
2.25%, 11/21/26	EUR	2,411	2,154,821
5.00%, 02/15/27(a)	USD	1,622	1,476,020
4.75%, 01/15/28(a)		4,992	4,597,382
Staples, Inc.(a):
7.50%, 04/15/26		13,598	12,017,232
10.75%, 04/15/27		7,485	5,743,241
State Street Corp., (SOFR + 2.60%), 2.90%, 03/30/26(a)(b)		3,611	3,696,301
Station Casinos LLC, 5.00%, 10/01/25(a)		757	630,437
Steel Dynamics, Inc., 2.80%, 12/15/24		1,239	1,153,665
Stericycle, Inc., 5.38%, 07/15/24(a)		825	816,750
Stryker Corp.:
0.25%, 12/03/24	EUR	5,540	5,888,637
1.00%, 12/03/31		8,400	8,410,650
Summit Materials LLC, 6.13%, 07/15/23	USD	516	510,840
SUN Country Marine, Inc.(d):
Series 2019-1C, 7.00%, 12/15/23		5,080	5,048,250
Series 2019-1B, 4.70%, 12/15/25		5,080	5,086,350
Sunoco LP:
4.88%, 01/15/23		1,978	1,888,990
5.50%, 02/15/26		4,143	3,584,855
6.00%, 04/15/27		1,907	1,640,020
5.88%, 03/15/28		9,465	7,855,950
Sutter Health, Series 2018, 3.70%, 08/15/28		8,337	8,748,160
Talen Energy Supply LLC:
6.50%, 06/01/25		10,524	6,812,185
10.50%, 01/15/26(a)		10,841	7,805,520
7.25%, 05/15/27(a)		41,842	37,812,616
Talos Production LLC, 11.00%, 04/03/22		14,140	8,696,100
Targa Resources Partners LP:
4.25%, 11/15/23		2,000	1,721,400
6.75%, 03/15/24		481	423,280
5.13%, 02/01/25		1,427	1,216,375
5.88%, 04/15/26		13,787	11,443,210
5.38%, 02/01/27		1,008	829,584
6.50%, 07/15/27		2,914	2,484,185
5.00%, 01/15/28		883	711,755
6.88%, 01/15/29		1,568	1,262,240
5.50%, 03/01/30(a)		1,177	909,115
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		17,404	16,164,313
TEGNA, Inc.(a):
4.63%, 03/15/28		13,596	11,947,485
5.00%, 09/15/29		1,295	1,169,126
Teleflex, Inc., 4.63%, 11/15/27		1,001	999,899
Tempur Sealy International, Inc., 5.50%, 06/15/26		1,899	1,661,910
Tenet Healthcare Corp.:
4.63%, 07/15/24		3,807	3,635,685
4.63%, 09/01/24(a)		18,381	17,605,322
5.13%, 05/01/25		4,724	4,511,420

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.88%, 01/01/26(a)	USD	25,801	$24,575,453
6.25%, 02/01/27(a)		5,098	4,970,550
5.13%, 11/01/27(a)		1,765	1,681,162
Terex Corp., 5.63%, 02/01/25(a)		2,287	2,150,009
Thermo Fisher Scientific, Inc.:
2.00%, 04/15/25	EUR	18,235	20,648,034
1.88%, 10/01/49		4,300	3,717,480
Toll Brothers Finance Corp.:
4.38%, 04/15/23	USD	15,384	14,614,800
4.88%, 11/15/25		4,261	4,047,950
4.88%, 03/15/27		2,000	1,870,000
4.35%, 02/15/28		2,000	1,820,000
3.80%, 11/01/29		11,919	10,429,125
TransDigm, Inc.:
6.25%, 03/15/26(a)(n)		31,702	31,583,117
6.38%, 06/15/26		1,295	1,239,962
5.50%, 11/15/27(a)		3,645	3,271,388
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		2,805	2,243,812
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)		22,040	19,009,893
Transocean Proteus Ltd., 6.25%, 12/01/24(a)		2,572	2,057,440
TRI Pointe Group, Inc.:
4.88%, 07/01/21		5,064	4,703,696
5.25%, 06/01/27		11,685	10,396,145
Under Armour, Inc., 3.25%, 06/15/26		706	598,467
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 08/15/21		12,146	11,751,040
Series 2019-2, Class B, 3.50%, 05/01/28		4,758	3,978,198
United Rentals North America, Inc.:
5.50%, 07/15/25		10,974	10,754,520
4.63%, 10/15/25		2,415	2,318,400
5.88%, 09/15/26		4,635	4,694,328
6.50%, 12/15/26		3,593	3,646,895
5.50%, 05/15/27		4,633	4,675,855
3.88%, 11/15/27		8,963	8,470,035
4.88%, 01/15/28		10,694	10,373,180
5.25%, 01/15/30		883	882,735
University of Southern California, 3.03%, 10/01/39		634	610,416
US Bancorp, 0.85%, 06/07/24	EUR	5,515	5,847,678
US Concrete, Inc., 6.38%, 06/01/24	USD	1,300	1,173,250
Verizon Communications, Inc., 3.25%, 02/17/26	EUR	7,420	8,990,004
VICI Properties LP(a):
3.50%, 02/15/25	USD	49,788	46,427,310
4.25%, 12/01/26		26,108	23,954,090
3.75%, 02/15/27		8,822	8,314,735
4.63%, 12/01/29		15,849	14,460,311
4.13%, 08/15/30		10,546	9,873,692
Vistra Energy Corp., 5.88%, 06/01/23		973	970,567
Vistra Operations Co. LLC(a):
3.55%, 07/15/24		45,971	43,205,252
5.50%, 09/01/26		6,432	6,624,960
5.63%, 02/15/27		4,220	4,351,875
5.00%, 07/31/27		17,365	17,625,475
Washington Mutual Escrow Bonds(d)(f)(h):
0.00%, 11/06/09		45,161	5
0.00%, 09/19/17(k)		2,631	—
0.00%, 09/21/17(m)		25,126	2
0.00%, 09/21/17(k)		15,753	2
0.00%, 10/03/17(m)		14,745	1

Security		Par (000)	Value

United States (continued)
Weekley Homes LLC:
6.00%, 02/01/23	USD	10,447	$9,820,180
6.63%, 08/15/25		5,948	5,353,200
Wells Fargo & Co., (LIBOR USD 3 Month + 4.24%), 5.01%, 04/04/51(b)		10,000	12,768,019
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.65%), 2.08%, 09/09/22(b)		30,000	29,859,254
WESCO Distribution, Inc., 5.38%, 12/15/21		1,500	1,410,000
Wesleyan University, 4.78%, 07/01/2116		4,035	4,871,931
Western Midstream Operating LP, (LIBOR USD 3 Month + 0.85%), 2.70%, 01/13/23(b)		6,848	3,612,320
Whirlpool Finance Luxembourg SARL:
1.25%, 11/02/26	EUR	7,420	8,122,092
1.10%, 11/09/27		5,075	5,417,659
Whiting Petroleum Corp., 1.25%, 04/01/20(l)	USD	1,167	560,160
William Carter Co. (The), 5.63%, 03/15/27(a)		1,011	978,143
William Lyon Homes, Inc.:
6.00%, 09/01/23		8,745	8,395,200
6.63%, 07/15/27(a)		1,859	1,673,100
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	6,590	7,267,890
WPX Energy, Inc.:
8.25%, 08/01/23	USD	1,335	981,225
5.25%, 09/15/24		760	463,600
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		2,281	1,984,470
Wynn Las Vegas LLC(a):
5.50%, 03/01/25		4,575	4,254,750
5.25%, 05/15/27		2,287	2,069,735
Wynn Resorts Finance LLC, 5.13%, 10/01/29(a)		13,083	11,905,530
Xerox Corp., 4.50%, 05/15/21		12,909	12,730,856
XPO Logistics, Inc.(a):
6.13%, 09/01/23		441	431,629
6.75%, 08/15/24		2,047	2,001,556
Yum! Brands, Inc., 4.75%, 01/15/30(a)		1,083	1,018,020

			3,636,882,667

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		5,324	4,431,298
No Va Land Investment Group Corp., 5.50%, 04/27/23(l)		12,988	12,554,421
Vinpearl JSC, 3.50%, 06/14/23(l)		8,000	7,858,800

			24,844,519

Total Corporate Bonds — 26.4% (Cost: $8,635,309,531)			7,691,192,552

Floating Rate Loan Interests — 4.1%(m)

Brazil — 0.0%
Samarco Mineracao SA, Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/02/25(d)(f)(h)		6,079	2,917,942

Canada — 0.1%
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 12/11/26		32,203	24,474,500

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark — 0.0%
Nets Holdco 4 ApS, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 02/06/25	EUR	2,646	$2,611,689

European Union — 0.0%
Stars Group, Inc., Term Loan, 07/09/25(o)		1,000	1,050,512

France — 0.1%
Altice France SA, Term Loan, 07/31/25(o)		7,500	7,620,350
Financiere Mendel, Term Loan, (EURIBOR 6 Month + 4.75%), 4.75%, 04/13/26		3,300	3,182,804
Kirk Beauty One GmbH, Term Loan B:
(EURIBOR 6 Month + 3.50%), 3.50%, 08/12/22		1,441	945,624
THOM Europe SAS, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 08/07/24		1,500	1,257,306

			13,006,084

Germany — 0.0%
CTC AcquiCo GmbH, Term Loan B, (EURIBOR 3 Month + 2.50%), 2.50%, 03/07/25		1,965	1,804,203
HENSOLDT Holding GmbH, Term Loan B3, (EURIBOR 3 Month + 3.25%), 3.25%, 02/28/24		1,000	849,233
Kirk Beauty One GmbH, Term Loan, (EURIBOR 6 Month + 3.50%), 3.50%, 08/12/22		1,615	1,060,096
Kirk Beauty One GmbH, Term Loan B:
(EURIBOR 6 Month + 3.50%), 3.50%, 08/12/22		3,944	2,587,858
Rain Carbon GmbH, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 12/11/24		2,500	2,343,663

			8,645,053

Luxembourg — 0.2%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, (EURIBOR 3 Month + 3.25%), 3.25%, 09/13/23		1,460	1,132,190
Altice Financing SA, 1st Lien Term Loan, 01/31/26(o)		4,095	4,109,564
Altice Financing SA, Term Loan, 01/31/26(o)	USD	2,240	2,032,800
Altice Financing SA, Term Loan B, 07/15/25(o)		7,019	6,352,525
Gol Luxco SA, Term Loan, 6.50%, 08/31/20(d)(p)		31,442	28,297,800
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/23		3,435	3,130,144
(LIBOR USD 6 Month + 4.50%), 6.43%, 01/02/24		3,350	3,061,711
JBS USA LLC, Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.07%, 05/01/26		7,940	7,389,628
Logoplaste USA, Inc., Term Loan B, (EURIBOR 6 Month + 3.50%), 3.50%, 10/04/23	EUR	1,700	1,499,944

Security		Par (000)	Value

Luxembourg (continued)
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 10/12/26	EUR	1,333	$1,087,960
Motion Acquisition Ltd., Term Loan B, 11/12/26(o)		7,500	7,191,790
Summer BC Bidco B LLC, Term Loan, (EURIBOR 6 Month + 5.00%), 5.00%, 12/04/26		2,000	1,791,110

			67,077,166

Mexico — 0.0%
Credito Realsab de CV., Term Loan, (LIBOR USD 6 Month + 3.75%), 5.45%, 11/06/21(d)	USD	3,200	3,200,000

Netherlands — 0.1%
Nouryon Finance BV, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 10/01/25	EUR	1,600	1,592,587
Peer Holdings III BV, Term Loan B, (EURIBOR 6 Month + 3.25%), 3.25%, 03/07/25		4,500	4,134,221
Stars Group Holdings BV, Term Loan, 07/10/25(o)	USD	14,749	14,023,701

			19,750,509

Norway — 0.0%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.50%), 3.50%, 02/24/25(d)	EUR	2,500	1,792,213

Spain — 0.1%
Areas Worldwide Financiere, Term Loan, (EURIBOR 6 Month + 4.75%), 4.75%, 07/06/26		2,619	1,877,556
Imagina Media Audiovisual SA, Term Loan, (EURIBOR 6 Month + 7.50%), 7.50%, 12/26/25(d)		3,500	2,509,097
Piolin Bidco SAU, Term Loan, (EURIBOR 6 Month + 3.75%), 3.75%, 09/16/26		4,000	3,062,930
Promotora de Informaciones SA, 1st Lien Term Loan 2, 11/30/22(o)		2,416	2,185,265
Promotora de Informaciones SA, Term Loan, 12/31/22(o)		6,834	6,029,336

			15,664,184

Sweden — 0.0%(o)
Diaverum AB, 1st Lien Term Loan B, 07/04/24		500	463,676
Verisure Holding AB, Term Loan B, 10/21/22		2,730	2,837,316

			3,300,992

Switzerland — 0.0%
Swissport International AG, Term Loan, 08/14/24(o)		5,000	3,127,494

United Kingdom — 0.1%
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25		2,487	2,134,276
Theramex SpA, Term Loan, (EURIBOR 6 Month + 4.00%), 4.00%, 01/31/25(d)		2,798	2,314,121
Triton Bidco, Term Loan B, (LIBOR USD 6 Month + 4.50%), 5.49%, 09/23/26	USD	14,700	11,502,486

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Vue International Bidco plc, Term Loan, 07/03/26(o)	EUR	4,466	$3,487,580

			19,438,463

United States — 3.4%
Acadia Healthcare Co., Term Loan B2, (LIBOR USD 1 Month + 2.50%), 3.50%, 02/16/23	USD	16,308	14,807,429
Advanced Drainage Systems, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.81%, 07/31/26(d)		2,413	2,220,275
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.02%, 02/02/26(d)		8,442	5,909,394
Aligned Energy LLC, Term Loan, (LIBOR USD 6 Month + 5.71%), 4.11%-5.16%, 10/09/23(d)		31,847	31,846,956
Allegiant Travel Co., Term Loan, (LIBOR USD 6 Month + 3.00%), 4.71%, 02/05/24		38,126	29,547,641
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.36%, 11/27/25		14,409	13,616,959
BCP Raptor II LLC, Term Loan, (LIBOR USD 1 Month + 4.75%), 5.74%, 11/03/25		26,344	14,489,160
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.24%, 01/02/25		10,115	9,115,766
Bristow Group, Inc., Term Loan, (LIBOR USD 6 Month + 8.00%), 10.50%, 05/10/22(d)		4,006	3,996,192
Buckeye Partners LP, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.27%, 11/01/26		24,965	22,768,080
Caliber Home Loans, Inc., Term Loan, (LIBOR USD 6 Month + 3.25%), 4.69%-4.94%, 04/24/21(d)		36,182	36,091,545
California Resources Corp., Term Loan:
(LIBOR USD 3 Month + 10.38%), 11.99%, 12/31/21		21,090	994,183
(LIBOR USD 3 Month + 4.75%), 6.36%, 12/31/22		29,697	6,533,340
Charter Communications Operating, Term Loan A4, 02/01/25(d)(o)		11,375	10,009,961
Charter Communications Operating, Term Loan B1, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/30/25		9,823	9,401,848
Chemours Co. (The), Tranche B2 Term Loan, (EURIBOR 3 Month + 2.00%), 2.50%, 04/03/25	EUR	2,681	2,490,805
Chesapeake Energy Corp., Term Loan, (LIBOR USD 1 Month + 8.00%), 9.00%, 06/24/24	USD	31,968	12,307,680
Circa Resort & Casino, Term Loan, (LIBOR USD 3 Month + 8.00%), 10.04%, 08/09/25		62,588	50,695,985
Colorado Plaza, Term Loan, (LIBOR USD 6 Month + 2.90%), 4.58%, 05/15/20(d)		19,300	19,164,900
Coty, Inc., Term Loan, 04/07/25(o)	EUR	997	871,830
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.11%, 04/15/27	USD	9,721	9,267,143

Security		Par (000)	Value

United States (continued)
Diamond BC BV, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 09/06/24	EUR	4,999	$4,190,594
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, 02/06/26(d)(o)	USD	11,005	9,863,231
Everi Payments, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 3.82%, 05/09/24		1,623	1,285,178
Facebook Burlingame, Term Loan, 05/09/23(d)(o)		17,150	17,149,510
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.99%, 08/13/25		10,754	9,275,217
Genesee & Wyoming, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 3.45%, 12/30/26		9,130	8,702,077
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.25%, 07/02/25(d)		15,540	14,530,231
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 3.49%-3.70%, 10/04/23		13,708	10,623,387
Goldman Sachs Bank USA, Term Loan, (LIBOR USD 6 Month + 1.90%), 3.45%-3.60%, 09/17/22(d)		28,757	28,685,369
Goldman Sachs Lending Partners LLC, Term Loan, (LIBOR USD 6 Month + 1.75%), 3.45%-3.60%, 09/17/22(d)		12,432	12,400,647
Grifols Worldwide Operations Ltd., Term Loan B, (LIBOR USD 3 Month + 2.00%), 2.68%, 11/15/27		15,469	14,579,481
Hilton Washington Dupont Hotel, Term Loan, (LIBOR USD 6 Month + 2.50%), 3.51%, 04/01/24(d)		30,000	29,790,000
Houston Center, Term Loan, (LIBOR USD 6 Month + 2.10%), 2.90%-3.87%, 12/09/22		24,776	24,775,897
Informatica LLC, Term Loan(o):
02/25/25(d)(p)		7,591	6,680,080
02/25/27		29,111	25,084,075
Interface Security LLC, Term Loan, (LIBOR USD 6 Month + 7.00%), 8.75%, 09/30/20(d)		12,087	11,800,538
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 3.45%, 12/14/24		6,331	5,551,074
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.19%, 09/19/26(d)		2,343	2,155,104
Lamar Media Corp., 1st Lien Term Loan, (LIBOR USD 6 Month + 1.50%), 2.52%, 02/05/27		1,040	985,249
LSTAR Securities Financing, Term Loan, (LIBOR USD 6 Month + 2.00%), 3.58%, 05/02/22(d)		60,131	60,131,292
McAfee LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%), 4.69%, 09/30/24		36,388	33,961,852
09/29/25(o)		23,961	22,403,371
Opendoor, Term Loan, 3.33%-10.00%, 01/23/26(d)(p)		8,667	8,692,667
Park Avenue Tower, Term Loan, (LIBOR USD 6 Month + 2.05%), 3.97%-4.78%, 03/09/24(d)		41,664	41,664,308

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
PCI Gaming Authority, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.49%, 05/29/26	USD	15,384	$12,460,849
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 3 Month + 6.75%), 10.00%, 11/08/22(d)		31,064	29,200,518
Playtika Holding Corp., Term Loan B, 12/10/24(o)		23,397	21,720,357
PLH Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 7.74%, 08/15/23(d)		7,066	5,652,806
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 4.56%, 04/01/25		11,936	10,086,099
Pretium Mortgage Credit, Term Loan, (LIBOR USD 6 Month + 2.25%), 3.99%, 10/21/20(d)		8,327	8,306,638
Refinitiv US Holdings, Inc., Term Loan, 10/01/25(o)	EUR	5,000	5,219,971
RNTR Seer Financing, Term Loan, (LIBOR USD 6 Month + 2.38%), 4.39%, 12/20/21(d)	USD	18,007	17,961,809
Robertshaw US Holdings Corp., Term Loan B25, (LIBOR USD 1 Month + 3.25%), 4.25%, 02/28/25		7,007	4,204,200
Robertshaw US Holdings Corp., Term Loan B26, (LIBOR USD 1 Month + 8.00%), 9.00%, 02/27/26		4,760	2,618,000
Roundpoint Mortgage Servicing Corp., Term Loan, (LIBOR USD 1 Month + 3.38%), 5.04%, 08/08/20(d)		32,419	32,513,080
Sabre GLBL, Inc., Term Loan, 02/22/24(o)		4,448	3,703,220
Select Medical Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 3.43%, 03/01/21(d)		2,414	2,281,129
Spectacle Gary, Term Loan, (LIBOR USD 6 Month + 9.00%), 11.00%, 11/08/25(d)		34,500	28,635,000
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.50%, 02/02/24		19,128	18,984,260
Summer (BC) Bidco B LLC, Term Loan, 12/04/26(d)(o)		600	480,000
Summer Bidco B LLC, Term Loan, 12/04/26(d)(o)		2,400	1,920,000
TAMKO Building Products LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.24%-4.25%, 05/29/26(d)		8,900	8,277,256
TransDigm, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.24%, 12/09/25		4,993	4,531,168
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.67%, 12/22/24		22,120	20,267,450
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.35%, 04/29/23		20,802	19,969,442
Western Digital Corp., Term Loan A1, (LIBOR USD 1 Month + 1.50%), 3.10%, 02/27/23		13,487	12,475,816
XPO Logistics, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.61%, 02/24/25		14,516	13,686,614

Security		Par (000)	Value

United States (continued)
Zekelman Industries, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.21%, 01/17/27	USD	2,759	$2,510,690

			998,773,873

Total Floating Rate Loan Interests — 4.1% (Cost: $1,370,848,757)			1,184,830,674

Foreign Agency Obligations — 1.6%

Argentina — 0.0%
YPF SA:
8.75%, 04/04/24(a)		1,131	613,567
8.50%, 07/28/25		2,256	1,159,373
7.00%, 12/15/47		8,336	4,140,648

			5,913,588

Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC,
6.88%, 10/05/25		3,923	3,859,251

Brazil — 0.1%
Centrais Eletricas Brasileiras SA(a):
5.75%, 10/27/21		1,295	1,269,165
3.63%, 02/04/25		16,834	14,982,260

			16,251,425

Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(a)		862	862,000

China — 0.9%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	8,600	9,375,270
China Cinda Asset Management Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 4.45%(b)(i)	USD	200	196,875
China Development Bank:
3.30%, 02/01/24	CNY	268,000	38,609,347
3.68%, 02/26/26		127,200	18,412,412
3.50%, 08/13/26		224,800	32,438,385
4.04%, 07/06/28		127,300	18,998,395
3.45%, 09/20/29		555,050	80,856,120
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(b)(i)	USD	3,179	3,066,742
China National Petroleum Corp., Series B, 4.16%, 08/16/25	CNY	100,000	14,506,879
China Southern Power Grid Co. Ltd.:
3.76%, 01/14/24		80,000	11,139,527
China State Railway Group Co. Ltd.:
4.88%, 10/17/24		90,000	13,574,647
Series A, 5.42%, 05/27/24		10,000	1,533,921
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	5,700	4,906,845
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		2,832	2,775,275
State Grid Corp. of China, 5.38%, 08/19/24	CNY	20,000	3,083,869
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22	USD	8,455	8,234,578

			261,709,087

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26	USD	1,768	$1,710,485
7.38%, 09/18/43		4,937	4,892,011
5.88%, 05/28/45		6,759	6,083,100
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		7,205	6,049,949

			18,735,545

France — 0.1%
Aeroports de Paris, 2.13%, 10/02/26	EUR	3,000	3,310,619
Electricite de France SA:
(EUR Swap Annual 6 Year + 3.44%), 4.00%(b)(i)		3,400	3,642,877
(EUR Swap Annual 12 Year + 3.79%), 5.37%(b)(i)		5,800	6,535,158
(EUR Swap Annual 12 Year + 3.04%), 5.00%(b)(i)		4,600	5,142,835
(GBP Swap 13 Year + 3.96%), 6.00%(b)(i)	GBP	3,400	4,070,262
(EUR Swap Annual 5 Year + 3.20%), 3.00%(b)(i)	EUR	3,800	3,897,598
2.00%, 12/09/49		14,200	13,827,882

			40,427,231

India — 0.2%
Oil India Ltd., 5.13%, 02/04/29	USD	9,570	8,502,347
Power Finance Corp. Ltd.:
3.75%, 06/18/24		9,455	8,796,104
3.75%, 12/06/27		15,023	12,999,590
4.50%, 06/18/29		8,313	7,377,788
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		6,872	6,180,505

			43,856,334

Indonesia — 0.1%
Pertamina Persero PT:
4.30%, 05/20/23		1,663	1,655,724
4.70%, 07/30/49		5,225	4,762,431
Perusahaan Listrik Negara PT, 4.88%, 07/17/49		7,625	7,244,017
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	108,840,000	6,324,331

			19,986,503

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	2,950	2,700,360

Mexico — 0.1%
Petroleos Mexicanos:
5.50%, 01/21/21	USD	2,225	2,141,006
6.88%, 08/04/26		1,962	1,486,215
5.35%, 02/12/28		113	78,535
6.50%, 01/23/29		448	322,325
6.84%, 01/23/30(a)		1,274	921,764
5.95%, 01/28/31(a)		5,434	3,749,460
6.63%, 06/15/35		13,829	9,251,774
6.95%, 01/28/60(a)		12,779	8,625,825

			26,576,904

Norway — 0.0%
Telenor ASA, 0.00%, 09/25/23	EUR	7,470	8,062,685

Pakistan — 0.0%
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22	USD	200	186,700

Security		Par (000)	Value

Panama — 0.0%
AES Panama SRL, 6.00%, 06/25/22(a)	USD	2,627	$2,469,380

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.88%, 04/16/24		2,880	2,800,800

Total Foreign Agency Obligations — 1.6% (Cost: $491,242,882)			454,397,793

Foreign Government Obligations — 8.5%

Argentina — 0.1%
Argentine Republic:
6.88%, 04/22/21		14,472	4,287,330
5.00%, 01/15/27	EUR	4,205	1,189,859
5.88%, 01/11/28	USD	37,384	10,467,520
5.25%, 01/15/28	EUR	10,802	3,041,672
7.13%, 07/06/36	USD	15,273	3,999,617
6.88%, 01/11/48		25,000	6,648,437

			29,634,435

Australia — 0.1%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	44,896	35,845,846

Brazil — 0.0%
Federative Republic of Brazil:
4.88%, 01/22/21	USD	1,883	1,915,364
4.63%, 01/13/28		1,608	1,712,520

			3,627,884

Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 03/01/26	CLP	4,790,000	6,110,807
Republic of Chile:
2.25%, 10/30/22	USD	720	722,925
3.13%, 03/27/25		3,162	3,271,089
3.13%, 01/21/26		1,084	1,136,167
3.24%, 02/06/28		3,313	3,500,392

			14,741,380

China — 1.5%
People’s Republic of China:
3.30%, 07/04/23	CNY	38,000	5,540,752
3.19%, 04/11/24		168,000	24,406,053
3.22%, 12/06/25		214,000	31,136,786
3.12%, 12/05/26		26,700	3,886,035
3.25%, 11/22/28		306,900	44,886,230
3.29%, 05/23/29		831,160	122,586,165
3.13%, 11/21/29		532,500	78,130,387
4.08%, 10/22/48		328,000	52,292,429
3.86%, 07/22/49		501,980	78,239,628

			441,104,465

Colombia — 0.3%
Republic of Colombia:
4.38%, 07/12/21	USD	29,246	29,575,018
4.00%, 02/26/24		1,000	1,006,563
8.13%, 05/21/24		4,494	5,154,056
4.50%, 01/28/26		7,713	7,835,926
3.88%, 04/25/27		3,033	2,986,557
4.50%, 03/15/29		1,466	1,496,694
3.00%, 01/30/30		1,087	982,648
Titulos de Tesoreria:
7.00%, 06/30/32	COP	108,479,500	26,071,133
7.25%, 10/18/34		23,159,900	5,636,830

			80,745,425

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Croatia — 0.0%
Republic of Croatia, 6.63%, 07/14/20	USD	1,651	$1,654,302

Dominican Republic — 0.0%
Dominican Republic Government Bond:
5.50%, 01/27/25		2,575	2,465,563
6.88%, 01/29/26		866	859,234
4.50%, 01/30/30(a)		777	666,277

			3,991,074

Egypt — 0.3%
Arab Republic of Egypt:
5.75%, 04/29/20(a)		1,158	1,154,381
5.75%, 04/29/20		5,271	5,254,528
6.13%, 01/31/22		458	439,251
16.00%, 06/11/22	EGP	33,000	2,123,521
14.30%, 09/03/22		48,000	2,995,262
5.58%, 02/21/23(a)	USD	935	865,459
15.90%, 07/02/24	EGP	58,705	3,856,125
14.35%, 09/10/24		13,700	865,305
4.75%, 04/11/25(a)	EUR	265	253,178
16.10%, 05/07/29	EGP	541,228	36,041,040
5.63%, 04/16/30	EUR	13,496	11,317,053
6.38%, 04/11/31(a)		13,664	11,910,030
8.50%, 01/31/47(a)	USD	3,296	2,678,000

			79,753,133

France — 0.1%
French Republic, 1.50%, 05/25/50(a)	EUR	16,992	22,306,593

Germany — 0.3%
Bundesobligation, 0.00%, 10/13/23		16,300	18,434,720
Bundesrepublik Deutschland, 0.25%, 08/15/28		8,710	10,266,132
Federal Republic of Germany, 0.10%, 04/15/26		48,710	56,786,731

			85,487,583

Greece — 0.5%
Hellenic Republic:
3.50%, 01/30/23		4,914	5,756,049
3.45%, 04/02/24(a)		24,550	29,234,330
1.88%, 07/23/26(a)		13,580	15,287,324
3.75%, 01/30/28		9,766	12,410,228
3.88%, 03/12/29(a)		64,185	83,393,449
3.90%, 01/30/33		1,249	1,714,492
4.00%, 01/30/37		996	1,447,234
4.20%, 01/30/42		3,232	4,931,805

			154,174,911

India — 1.1%
Republic of India:
7.27%, 04/08/26	INR	1,208,680	16,747,890
7.17%, 01/08/28		3,617,680	49,697,446
7.26%, 01/14/29		19,211,410	260,828,991

			327,274,327

Indonesia — 0.9%
Pertamina Persero PT, 4.18%, 01/21/50	USD	22,400	19,159,952
Republic of Indonesia:
4.88%, 05/05/21		32,940	33,269,400
3.70%, 01/08/22		17,040	17,146,500
3.75%, 04/25/22		33,944	34,198,580
4.75%, 01/08/26		4,373	4,629,914
8.38%, 09/15/26	IDR	18,449,000	1,158,860
0.90%, 02/14/27	EUR	1,523	1,461,353
3.50%, 01/11/28	USD	2,107	2,076,712
4.10%, 04/24/28		3,587	3,662,103
6.13%, 05/15/28	IDR	582,004,000	31,740,807

Security		Par (000)	Value

Indonesia (continued)
4.75%, 02/11/29	USD	393	$424,440
7.00%, 09/15/30	IDR	237,937,000	13,640,165
6.63%, 05/15/33		116,983,000	6,200,601
7.50%, 06/15/35		664,732,000	38,188,466
8.25%, 05/15/36		197,950,000	11,887,923
8.38%, 04/15/39		924,845,000	56,108,775

			274,954,551

Israel — 0.1%
State of Israel Government Bond:
2.75%, 07/03/30	USD	820	820,000
3.88%, 07/03/50		19,265	19,794,787

			20,614,787

Italy — 0.6%
Republic of Italy(a):
4.75%, 09/01/44	EUR	26,992	42,952,056
2.70%, 03/01/47		27,850	32,684,782
3.45%, 03/01/48		30,890	41,178,013
3.85%, 09/01/49		26,185	37,437,172
2.80%, 03/01/67		6,270	7,277,594

			161,529,617

Japan — 0.5%
Japan Government Bond:
0.40%, 06/20/49	JPY	2,892,200	26,799,484
0.40%, 12/20/49		3,082,000	28,571,093
Japan Government Bond CPI Linked, Series 23, 0.10%, 03/10/28		9,699,843	90,255,220

			145,625,797

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	8,507	6,543,159

Mexico — 0.0%
Mex Bonos Desarr Fix Rt, 8.50%, 05/31/29	MXN	1,500	6,922,906
United Mexican States:
4.13%, 01/21/26	USD	1,193	1,221,334
4.15%, 03/28/27		1,439	1,465,082
3.75%, 01/11/28		1,411	1,410,559

			11,019,881

Mongolia — 0.0%
State of Mongolia, 8.75%, 03/09/24		400	377,208

Nigeria — 0.0%
Federal Republic of Nigeria:
6.38%, 07/12/23		1,544	1,274,765
7.63%, 11/21/25		2,831	2,179,870

			3,454,635

Pakistan — 0.0%
Islamic Republic of Pakistan, 6.88%, 12/05/27		200	165,245

Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24		2,323	2,423,905
3.88%, 03/17/28		2,138	2,292,337
4.50%, 04/01/56		7,198	7,827,825

			12,544,067

Paraguay — 0.0%
Republic of Paraguay, 5.40%, 03/30/50(a)		4,149	3,885,798

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Peru — 0.1%
Bonos de la Tesoreria:
5.35%, 08/12/40(a)	PEN	84,679	$23,648,536

Philippines — 0.0%
Republic of Philippines:
4.20%, 01/21/24	USD	2,992	3,169,650
5.50%, 03/30/26		2,300	2,622,000

			5,791,650

Poland — 0.0%
Republic of Poland:
3.00%, 03/17/23		1,536	1,609,920
3.25%, 04/06/26		1,606	1,746,525

			3,356,445

Qatar — 0.1%
State of Qatar:
4.50%, 04/23/28		5,720	6,320,600
4.00%, 03/14/29(a)		6,761	7,234,270

			13,554,870

Russia — 0.6%
Russian Federation:
4.75%, 05/27/26		5,000	5,317,500
4.25%, 06/23/27		7,000	7,332,500
7.05%, 01/19/28	RUB	3,005,540	39,137,458
4.38%, 03/21/29	USD	42,000	44,940,000
6.90%, 05/23/29	RUB	1,058,539	13,703,592
8.50%, 09/17/31		5,211,206	75,533,956

			185,965,006

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia:
4.00%, 04/17/25	USD	1,679	1,739,444
3.25%, 10/26/26		500	497,500
3.63%, 03/04/28		505	512,733
4.38%, 04/16/29(a)		2,673	2,872,639
4.50%, 04/17/30		4,543	4,883,725
Saudi Arabian Oil Co., 3.50%, 04/16/29		1,458	1,432,485

			11,938,526

South Africa — 0.0%
Republic of South Africa, 5.88%, 05/30/22		683	693,245

Spain — 0.5%
Kingdom of Spain(a):
2.70%, 10/31/48	EUR	79,335	111,177,772
1.00%, 10/31/50		40,560	38,497,757

			149,675,529

Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka:
6.85%, 03/14/24	USD	5,075	3,004,299
6.35%, 06/28/24		300	176,570
7.85%, 03/14/29		300	162,318
7.55%, 03/28/30		8,300	4,575,375

			7,918,562

Turkey — 0.0%
Republic of Turkey, 4.88%, 04/16/43		1,811	1,260,343

Ukraine — 0.3%
Ukraine Government Bond:
7.75%, 09/01/22		406	381,640
7.75%, 09/01/23		777	726,495
8.99%, 02/01/24		1,553	1,424,877
7.75%, 09/01/24		814	750,915

Security		Par (000)	Value

Ukraine (continued)
7.75%, 09/01/25	USD	2,625	$2,372,344
6.75%, 06/20/26	EUR	10,210	9,937,488
7.75%, 09/01/27	USD	1,735	1,589,694
9.75%, 11/01/28		52,771	51,402,252
7.38%, 09/25/32		6,680	6,049,575

			74,635,280

United Arab Emirates — 0.1%
United Arab Emirates Government Bond, 3.13%, 09/30/49		17,000	15,810,000

United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%, 01/22/45	GBP	33,536	66,559,797

Total Foreign Government Obligations — 8.5% (Cost: $2,601,322,392)			2,481,863,892

		Shares

Investment Companies — 3.7%
BlackRock Liquid Environmentally Aware Fund*		367,158,449	367,048,302
Consumer Discretionary Select Sector SPDR Fund(q)		235,350	23,083,128
Financial Select Sector SPDR Fund		2,408,905	50,153,402
Industrial Select Sector SPDR Fund		526,748	31,083,399
Invesco QQQ Trust Series 1, Series 1(q)		1,124,010	214,011,504
iShares China Large-Cap ETF*		267,119	10,027,647
iShares iBoxx $ High Yield Corporate Bond ETF*		12,500	963,375
iShares iBoxx $ Investment Grade Corporate Bond ETF*		351,003	43,352,381
iShares J.P. Morgan USD Emerging Markets Bond ETF*		104,443	10,097,549
iShares MSCI Emerging Markets ETF*		1,306,208	44,580,879
iShares Russell 2000 ETF*		414,169	47,405,784
iShares S&P 500 Value ETF(q)*		339,136	32,641,840
SPDR Bloomberg Barclays High Yield Bond ETF		1	95
SPDR S&P 500 ETF Trust(q)		615,000	158,516,250
SPDR S&P Homebuilders ETF(q)		71,753	2,137,522
VanEck Vectors Gold Miners ETF		361,902	8,338,222
VanEck Vectors Semiconductor ETF		270,419	31,676,882

Total Investment Companies — 3.7% (Cost: $1,167,477,457)			1,075,118,161

		Par (000)

Municipal Bonds — 4.8%
American Municipal Power, Inc.
Series 2009B, RB, 6.45%, 02/15/44	USD	2,545	3,539,484
Series 2010B, RB, 7.83%, 02/15/41		4,015	6,149,214
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 2.09%, 04/01/20(r)		10,240	9,416,981
Arizona Industrial Development Authority, Series 2019-2, RB, 3.63%, 03/15/33		4,972	5,087,619
Bay Area Toll Authority
Series 2010S-1, RB, 6.92%, 04/01/40		12,435	18,280,818
Series 2010S-1, RB, 7.04%, 04/01/50		10,980	18,058,806

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2019F-1, RB, 2.43%, 04/01/26	USD	15,730	$16,413,312
Berks County Industrial Development Authority (Tower Health Project), Series 2017, RB, 5.00%, 11/01/47		4,760	5,214,199
California Health Facilities Financing Authority
Series 2016A, RB, 5.00%, 08/15/33		3,535	4,252,888
Series 2017A, RB, 5.00%, 08/15/47		4,460	5,031,638
Series 2019, RB, 2.93%, 06/01/32		2,075	2,027,192
California Pollution Control Financing Authority (Poseidon Resources Channelside LP Desalination Project), Series 2012, RB, 5.00%, 11/21/45(a)		11,555	11,656,337
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		7,255	11,011,857
California State University, Series 2020B, RB, 2.98%, 11/01/51		13,465	13,089,057
Canaveral Port Authority
Series 2018A, RB, 5.00%, 06/01/45		4,620	5,236,908
Series 2018B, RB, 5.00%, 06/01/48		5,120	5,880,730
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		4,800	5,555,136
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project), Series 2016, RB, 5.00%, 07/01/51		2,060	2,285,591
City of Atlanta, Series 2015, RB, 5.00%, 11/01/40		2,365	2,740,822
City of Detroit Sewage Disposal System, Series 2006D, RB, VRDN, 1.88%, 04/01/20(r)		5,685	5,464,325
City of New York
Series 2010F-1, GO, 6.27%, 12/01/37		4,700	6,186,469
Series 2019A, Sub-Series A-3, GO, 2.85%, 08/01/31		6,700	6,446,070
Series 2019A, Sub-Series A-3, GO, 2.90%, 08/01/32		19,725	19,393,029
Series 2019D, Sub-Series D-2, GO, 3.76%, 12/01/27		7,150	7,835,470
City of Philadelphia
Series 2017B, RB, 5.00%, 07/01/42		3,500	3,895,885
Series 2017B, RB, 5.00%, 07/01/47		5,000	5,540,050
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		3,805	5,979,520
Colorado Health Facilities Authority
Series 2011A, RB, 5.25%, 02/01/31(s)		2,745	2,837,314
Series 2019A-2, RB, 5.00%, 08/01/44		13,500	14,516,820
Commonwealth Financing Authority
Series 2016A, RB, 4.14%, 06/01/38		5,165	6,333,530
Series 2018A, RB, 3.86%, 06/01/38		3,040	3,458,365
Series 2019A, RB, 3.81%, 06/01/41		26,065	30,553,914
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39		805	1,059,895
Series 2019H, GO, 2.90%, 09/01/49		9,370	8,774,255
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(f)(h)		13,165	7,938,989

Security		Par (000)	Value

Municipal Bonds (continued)
Connecticut State Health & Educational Facilities Authority
Series 2015F, RB, 5.00%, 07/01/45	USD	4,850	$5,409,641
Series 2015L, RB, 5.00%, 07/01/45		6,375	7,288,155
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		3,205	4,373,895
County of Broward Airport System
Series 2019C, RB, 2.81%, 10/01/31		3,475	3,518,229
Series 2019C, RB, 2.91%, 10/01/32		3,100	3,157,133
County of Miami-Dade
Series 2017B, RB, 5.00%, 10/01/40		4,530	5,086,556
Series 2017D, RB, 3.35%, 10/01/29		1,485	1,598,410
Series 2017D, RB, 3.45%, 10/01/30		2,725	2,938,912
Series 2017D, RB, 3.50%, 10/01/31		2,555	2,753,345
Series 2018C, RB, 4.06%, 10/01/31		4,765	5,247,266
Series 2019E, RB, 2.53%, 10/01/30		12,350	12,563,037
Dallas Area Rapid Transit
Series 2016A, RB, 5.00%, 12/01/41		4,965	5,823,150
Series 2016A, RB, 5.00%, 12/01/46		6,590	7,676,691
Dallas/Fort Worth International Airport
Series 2012D, RB, 5.00%, 11/01/42		3,440	3,608,629
Series 2013A, RB, 5.00%, 11/01/43(s)		4,170	4,260,739
Series 2019A-2, RB, 3.14%, 11/01/45		5,290	5,227,208
District of Columbia
Series 2015, RB, 5.00%, 07/15/34		3,280	3,786,596
Series 2015, RB, 5.00%, 07/15/35		3,280	3,776,854
DuBois Hospital Authority (Penn Highlands Healthcare), Series 2018, RB, 5.00%, 07/15/43		3,540	4,045,760
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		8,380	9,375,963
Foothill-Eastern Transportation Corridor Agency, Series 2019A, RB, 4.09%, 01/15/49		3,055	3,026,375
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series 2014A, RB, 5.00%, 06/01/44		2,595	2,879,697
Golden State Tobacco Securitization Corp., Series 2017A-1, RB, 5.00%, 06/01/27		5,000	5,826,500
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		2,550	3,028,355
Great Lakes Water Authority Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		2,535	3,043,191
Health & Educational Facilities Authority
Series 2016, RB, 5.00%, 11/15/29		2,685	3,160,165
Series 2020A, RB, 3.23%, 05/15/50(t)		4,505	4,656,683
Idaho Health Facilities Authority (Trinity Health Credit Group), Series 2017A, RB, 5.00%, 12/01/47		3,180	3,632,959
Indiana Finance Authority (CWA Authority Project), Series 2015A, RB, 5.00%, 10/01/45		8,650	9,886,344
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		2,285	2,423,288

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
JobsOhio Beverage System
Series 2013B, RB, 3.99%, 01/01/29	USD	12,270	$13,498,841
Series 2020B, RB, 2.83%, 01/01/38		2,510	2,446,597
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		2,995	3,408,909
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		3,055	3,528,525
Maryland Economic Development Corp. (Purple Line Light Rail Project), Series 2016D, RB, 5.00%, 03/31/41		3,325	3,835,155
Maryland Health & Higher Educational Facilities Authority
Series 2014, RB, 5.25%, 07/01/27(s)		4,105	4,790,330
Series 2015, RB, 5.00%, 08/15/25		4,400	5,043,544
Series 2015, RB, 5.00%, 08/15/27		2,730	3,123,256
Massachusetts Bay Transportation Authority, Series 2005A, RB, 5.00%, 07/01/31		2,010	2,713,038
Massachusetts Development Finance Agency
Series 2016Q, RB, 5.00%, 07/01/47		6,715	7,634,619
Series 2018J-2, RB, 5.00%, 07/01/43		6,420	7,385,889
Series 2018J-2, RB, 5.00%, 07/01/48		10,880	12,446,394
Massachusetts Educational Financing Authority, Series 2015A, RB, 5.00%, 01/01/22		3,250	3,439,410
Massachusetts Housing Finance Agency
Series 2014B, RB, 4.30%, 12/01/34		3,015	3,157,248
Series 2014B, RB, 4.50%, 12/01/39		2,470	2,565,268
Series 2014B, RB, 4.60%, 12/01/44		2,615	2,769,913
Series 2014B, RB, 4.70%, 12/01/47		2,710	2,798,644
Series 2014E, RB, 3.80%, 12/01/29		100	105,733
Series 2014E, RB, 4.05%, 12/01/34		105	110,298
Series 2014E, RB, 4.20%, 12/01/39		110	114,488
Series 2015A, RB, 4.25%, 12/01/35		1,965	2,088,048
Series 2015A, RB, 4.35%, 12/01/40		980	1,029,921
Series 2015A, RB, 4.50%, 12/01/48		3,100	3,243,065
Massachusetts School Building Authority
Series 2019B, RB, 2.87%, 10/15/31		14,815	15,160,190
Series 2019B, RB, 2.97%, 10/15/32		9,240	9,446,144
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		2,240	2,641,744
Metropolitan Atlanta Rapid Transit Authority, Series 2015A, RB, 5.00%, 07/01/41		2,310	2,699,789
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Series 2016A, RB, 5.00%, 07/01/40		2,560	2,831,104
Series 2016A, RB, 5.00%, 07/01/46		5,000	5,467,000
Metropolitan Transportation Authority, Series 2019C, RB, 5.00%, 11/15/41		3,990	4,799,850
Metropolitan Washington Airports Authority Dulles Toll Road
Series 2009D, RB, 7.46%, 10/01/46		4,495	6,204,448
Series 2014A, RB, 5.00%, 10/01/53		3,400	3,488,876
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39		4,160	4,635,239
Series 2016, RB, 5.00%, 11/15/28		2,960	3,449,317

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2016, RB, 5.00%, 11/15/41	USD	2,620	$2,964,897
Series 2017A-MI, RB, 5.00%, 12/01/47(s)		11,070	12,170,137
Michigan State Housing Development Authority
Series 2018A, RB, 4.00%, 10/01/43		2,710	2,900,079
Series 2018A, RB, 4.05%, 10/01/48		1,250	1,338,687
Series 2018A, RB, 4.15%, 10/01/53		6,460	6,925,314
Series 2018B, RB, 3.55%, 10/01/33		2,830	3,034,751
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		4,590	4,997,822
Municipal Electric Authority of Georgia, Series 2010A, RB, 6.66%, 04/01/57		4,090	5,378,432
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Project), Series 2017A, RB, 5.00%, 08/15/47		3,790	4,363,844
New Jersey Economic Development Authority (College Avenue Redevelopment Project), Series 2013, RB, 5.00%, 06/15/38		5,000	5,527,400
New Jersey Transportation Trust Fund Authority
Series 2010C, RB, 5.75%, 12/15/28		7,835	9,225,321
Series 2016A-1, Sub-Series A-2, RB, 5.00%, 06/15/27		4,600	5,148,090
Series 2019B, RB, 4.13%, 06/15/42		5,090	5,001,027
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		1,240	1,344,073
New York City Housing Development Corp.
Series 2018C-1-A, RB, 3.70%, 11/01/38		2,940	3,110,167
Series 2018C-1-A, RB, 4.00%, 11/01/53		5,425	5,774,316
Series 2018C-1-B, RB, 3.85%, 11/01/43		8,840	9,325,493
New York City Transitional Finance Authority Future Tax Secured
Series 2014A, Sub-Series A-2, RB, 3.65%, 11/01/24		9,180	9,716,020
Series 2014A, Sub-Series A-2, RB, 3.75%, 11/01/25		9,180	9,728,688
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		12,445	13,055,551
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25		13,745	14,764,604
Series 2019B, Sub-Series B-3, RB, 3.90%, 08/01/31		12,540	13,547,590
Series 2019C, Sub-Series C-3, RB, 3.35%, 11/01/30		14,430	15,121,918
New York City Water & Sewer System
Series 2010AA, RB, 5.75%, 06/15/41		1,610	2,281,708
Series 2011AA, RB, 5.44%, 06/15/43		4,775	6,571,737
New York Convention Center Development Corp., Series 2015, RB, 5.00%, 11/15/40		2,670	3,001,721
New York Liberty Development Corp. (3 World Trade Centre Project), Series 2014, RB, 5.00%, 11/15/44(a)		5,800	5,899,238

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
New York State Dormitory Authority
Series 2019B, RB, 3.14%, 07/01/43	USD	6,415	$6,499,678
Series 2019F, RB, 3.19%, 02/15/43		8,715	8,788,729
New York State Urban Development Corp.
Series 2017B, RB, 3.12%, 03/15/25		5,165	5,388,025
Series 2017D, RB, 3.32%, 03/15/29		10,345	10,931,458
Series 2019B, RB, 3.25%, 03/15/25		6,205	6,525,488
Series 2019B, RB, 2.35%, 03/15/27		12,610	12,649,217
New York Transportation Development Corp.
Series 2016, RB, 5.00%, 08/01/20		6,000	6,007,560
Series 2016A, RB, 5.00%, 07/01/41		945	962,964
Series 2016A, RB, 5.00%, 07/01/46		3,480	3,534,880
Series 2016A, RB, 5.25%, 01/01/50		10,150	10,539,760
Oklahoma Development Finance Authority
Series 2018B, RB, 5.25%, 08/15/43		1,150	1,311,529
Series 2018B, RB, 5.50%, 08/15/57		13,360	15,006,620
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		11,590	17,605,441
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28		16,755	18,729,409
Series 2003B, GO, 5.68%, 06/30/28		11,965	14,609,864
Series 2005A, GO, 4.76%, 06/30/28		15,005	15,691,028
Pennsylvania Economic Development Financing Authority
Series 2015, RB, 5.00%, 12/31/22		3,000	3,268,740
Series 2015, RB, 5.00%, 12/31/38		3,440	3,764,977
Pennsylvania Turnpike Commission
Series 2016A-1, RB, 5.00%, 12/01/41		7,835	8,957,756
Series 2016A-1, RB, 5.00%, 12/01/46		3,000	3,410,790
Port Authority of New York & New Jersey, Series 174, RB, 4.46%, 10/01/62		8,520	9,402,331
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		2,495	2,765,483
Puerto Rico Electric Power Authority(f)(h)Series 2007TT, RB, 5.00%, 07/01/18		1,915	1,500,881
Series 2008WW, RB, 5.38%, 07/01/24		1,530	1,084,051
Series 2008WW, RB, 5.50%, 07/01/38		6,160	4,364,545
Series 2010AAA, RB, 5.25%, 07/01/26		940	666,018
Series 2010ZZ, RB, 5.00%, 07/01/18		1,225	960,094
Series 2010ZZ, RB, 5.25%, 07/01/18		6,255	4,902,356
Series 2010ZZ, RB, 5.25%, 07/01/26		1,150	814,810
Series 2012A, RB, 5.00%, 07/01/42		5,820	4,123,644
Series 2012A, RB, 5.05%, 07/01/42		1,030	729,786
Series 2013A, RB, 7.00%, 07/01/43		7,405	5,380,249
Puerto Rico Sales Tax Financing Corp. Sales Tax(k)
Series 2018A-1, RB, 0.00%, 07/01/46		90,254	21,165,466
Series 2018A-1, RB, 0.00%, 07/01/51		30,455	5,213,896
Regents of the University of California Medical Center Pooled, Series 2009F, RB, 6.58%, 05/15/49		9,015	12,787,687

Security		Par (000)	Value

Municipal Bonds (continued)
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39	USD	4,280	$4,747,119
Rutgers The State University of New Jersey, Series 2019R, RB, 3.27%, 05/01/43		8,950	8,887,081
Sacramento County Sanitation Districts Financing Authority, Series 2035B, RB, VRDN, 1.59%, 06/01/20(r)		21,475	20,255,641
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45		14,850	17,175,213
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		4,410	5,129,271
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		3,535	4,219,871
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 3.18%, 08/01/26		4,575	4,706,028
South Carolina Public Service Authority
Series 2015A, RB, 5.00%, 12/01/29		1,120	1,282,433
Series 2016D, RB, 2.39%, 12/01/23		10,215	10,373,231
South Jersey Port Corp., Series 2017B, RB, 5.00%, 01/01/48		1,500	1,562,160
State of California
Series 2009, GO, 7.50%, 04/01/34		5,585	8,533,377
Series 2009, GO, 7.55%, 04/01/39		4,840	7,918,337
Series 2009, GO, 7.30%, 10/01/39		7,375	11,391,868
Series 2009, GO, 7.35%, 11/01/39		2,270	3,561,902
Series 2019, GO, 2.65%, 04/01/26		24,135	25,184,631
State of Connecticut
Series 2008A, GO, 5.85%, 03/15/32		11,945	14,701,428
Series 2017A, GO, 3.31%, 01/15/26		12,185	13,052,572
State of New York, Series 2019B, GO, 2.80%, 02/15/32		11,215	11,114,962
State of New York Mortgage Agency, Series 189, RB, 3.85%, 10/01/34		2,515	2,592,739
State of Oregon, Series 2003, GO, 5.89%, 06/01/27		18,550	21,646,737
State of Washington
Series 2016A-1, GO, 5.00%, 08/01/40		7,030	8,205,838
Series 2017D, GO, 5.00%, 02/01/41		2,490	2,987,403
Series 2018B, GO, 5.00%, 08/01/40		2,980	3,609,286
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47		2,555	2,693,098
Tennessee Housing Development Agency
Series 2018-3, RB, 3.75%, 07/01/38		2,645	2,839,910
Series 2018-3, RB, 3.85%, 07/01/43		1,245	1,330,606
Series 2018-3, RB, 3.95%, 01/01/49		995	1,058,889
Texas A&M University, Series 2017B, RB, 2.84%, 05/15/27		5,965	6,275,896
Texas Municipal Gas Acquisition & Supply Corp., Series 2006B, RB, VRDN, 1.20%, 06/15/20(r)		4,610	4,310,492
Texas Municipal Gas Acquisition & Supply Corp. I, Series 2008D, RB, 6.25%, 12/15/26		1,880	2,084,563
Texas Private Activity Bond Surface Transportation Corp.
Series 2016, RB, 5.00%, 12/31/50		4,095	4,381,077

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2016, RB, 5.00%, 12/31/55	USD	3,580	$3,789,072
Series 2019, RB, 5.00%, 06/30/58		15,850	16,907,036
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		18,685	18,002,810
Tobacco Settlement Financing Corp., Series 2007A-1, RB, 6.71%, 06/01/46		12,495	10,661,233
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		4,460	4,667,970
University of California
Series 2009R, RB, 5.77%, 05/15/43		5,800	7,629,088
Series 2013AJ, RB, 4.60%, 05/15/31		5,115	5,965,113
Series 2017AX, RB, 3.06%, 07/01/25		4,795	5,140,432
Series 2019BD, RB, 3.35%, 07/01/29		23,760	25,832,585
University of Delaware, Series 2010A, RB, 5.87%, 11/01/40		7,500	9,983,025
University of Texas System (The), Series 2020A, RB, 5.00%, 08/15/30(t)		8,000	10,745,120
Virginia Small Business Financing Authority
Series 2017, RB, 5.00%, 12/31/47		2,900	2,910,991
Series 2017, RB, 5.00%, 12/31/52		6,800	6,879,900
Series 2017, RB, 5.00%, 12/31/56		5,720	5,767,362
West Virginia Hospital Finance Authority
Series 2016A, RB, 5.00%, 06/01/20		3,065	3,081,122
Series 2016A, RB, 5.00%, 06/01/21		3,050	3,163,247
Series 2016A, RB, 5.00%, 06/01/22		3,335	3,560,779
Series 2016A, RB, 5.00%, 06/01/23		2,765	3,032,458
Series 2016A, RB, 5.00%, 06/01/24		2,955	3,321,332

Total Municipal Bonds — 4.8% (Cost: $1,368,123,359)			1,403,441,218

Non-Agency Mortgage-Backed Securities — 6.8%

Collateralized Mortgage Obligations — 2.5%

Netherlands — 0.0%
Paragon Mortgages No. 25 plc(c):
Series 25, Class B, 1.71%, 05/15/50	GBP	3,805	4,337,338
Series 25, Class C, 2.06%, 05/15/50		2,985	3,330,851

			7,668,189

United Kingdom — 0.5%(c)
CMF plc:
Series 2020-1, Class B, 1.71%, 01/16/57		220	261,234
Series 2020-1, Class C, 1.96%, 01/16/57		100	118,769
Finsbury Square plc:
Series 2018-1, Class B, 1.46%, 09/12/65		1,982	2,413,845
Series 2018-1, Class C, 1.76%, 09/12/65		1,857	2,245,891
Series 2018-1, Class D, 2.06%, 09/12/65		1,273	1,532,211
Series 2018-2, Class C, 2.56%, 09/12/68		5,982	7,121,962
Series 2018-2, Class D, 3.06%, 09/12/68		950	1,125,146
Series 2019-2, Class C, 2.76%, 09/16/69		385	455,084
Series 2019-2, Class D, 3.06%, 09/16/69		280	324,223

Security		Par (000)	Value

United Kingdom (continued)
Series 2019-3, Class C, 2.71%, 12/16/69	GBP	790	$912,225
Series 2020-1X, Class C, 2.06%, 03/16/70		210	237,416
Gemgarto plc:
Series 2018-1, Class C, 1.79%, 09/16/65		976	1,095,289
Series 2018-1, Class D, 2.09%, 09/16/65		335	372,097
Great Hall Mortgages No. 1 plc, Series 2007-2X, Class BA, 0.83%, 06/18/39		6,150	6,223,462
Newgate Funding plc, Series 2006-1, Class BB, 0.00%, 12/01/50	EUR	1,486	1,327,703
Paragon Mortgages No. 10 plc, Series 10X, Class B1B, 0.05%, 06/15/41		188	165,905
Paragon Mortgages No. 11 plc, Series 11X, Class BB, 0.09%, 10/15/41		737	671,982
Paragon Mortgages No. 12 plc, Series 12X, Class B1B, 0.07%, 11/15/38		948	860,833
Paragon Mortgages No. 13 plc:
Series 13X, Class A2C, 2.01%, 01/15/39	USD	3,213	2,872,270
Series 13X, Class B1B, 0.00%, 01/15/39	EUR	2,432	2,144,952
Paragon Mortgages No. 14 plc, Series 14X, Class BB, 0.00%, 09/15/39		6,666	5,017,936
Precise Mortgage Funding plc:
Series 2020-1B, Class B, 2.16%, 10/16/56	GBP	115	129,297
Series 2020-1B, Class C, 2.41%, 10/16/56		100	109,500
Series 2020-1B, Class D, 2.66%, 10/16/56		100	107,214
Residential Mortgage Securities plc:
Series 29, Class B, 1.94%, 12/20/46		10,055	11,770,243
Series 29, Class C, 2.24%, 12/20/46		2,504	2,814,169
Series 30, Class C, 2.24%, 03/20/50		610	715,915
Series 31, Class C, 2.54%, 09/20/65		1,075	1,283,898
Ripon Mortgages plc:
Series 1X, Class B2, 1.95%, 08/20/56		1,991	2,313,724
Series 1X, Class C1, 2.25%, 08/20/56		11,572	13,267,333
RMAC No.2 plc, Series 2018-2, Class C, 2.31%, 06/12/46		420	486,423
RMAC Securities No.1 plc:
Series 2006-NS1X, Class M1C, 0.00%, 06/12/44	EUR	167	157,375
Series 2007-NS1X, Class M1C, 0.00%, 06/12/44		2,919	2,673,695
Trinity Square plc, Series 2015-1X, Class B, 2.13%, 07/15/51	GBP	875	1,053,158
Twin Bridges plc:
Series 2018-1, Class D, 2.51%, 09/12/50		843	946,290
Series 2019-1, Class C, 2.16%, 12/12/52		550	643,498
Series 2019-2, Class C, 2.71%, 06/12/53		565	660,994
Series 2019-2, Class D, 3.31%, 06/12/53		250	289,393
Warwick Finance Residential Mortgages No. 1 plc:
Series 1, Class A, 1.52%, 09/21/49		6,931	8,537,229
Series 1, Class B, 1.72%, 09/21/49		26,155	32,205,495

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Warwick Finance Residential Mortgages No. 2 plc, Series 2, Class C, 2.34%, 09/21/49	GBP	12,700	$15,623,707

			133,288,985

United States — 2.0%
Alternative Loan Trust:
Series 2005-72, Class A3, 1.55%, 01/25/36(c)	USD	3,007	2,433,554
Series 2005-22T1, Class A1, 1.30%, 06/25/35(c)		10,645	7,354,633
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		4,571	3,212,652
Series 2006-15CB, Class A1, 6.50%, 06/25/36		862	555,211
Series 2006-23CB, Class 2A5, 1.35%, 08/25/36(c)		8,980	1,868,999
Series 2006-34, Class A3, 1.65%, 11/25/46(c)		6,480	2,512,093
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37		3,308	2,400,352
Series 2006-J7, Class 2A1, 2.48%, 11/20/46(c)		6,549	4,682,713
Series 2006-OA11, Class A4, 1.14%, 09/25/46(c)		4,669	3,704,629
Series 2006-OA14, Class 1A1, 3.70%, 11/25/46(c)		16,068	11,678,270
Series 2006-OA16, Class A4C, 1.29%, 10/25/46(c)		10,901	6,327,679
Series 2006-OA21, Class A1, 0.96%, 03/20/47(c)		5,558	4,021,783
Series 2006-OC7, Class 2A3, 1.20%, 07/25/46(c)		7,338	5,624,033
Series 2006-OC10, Class 2A3, 1.18%, 11/25/36(c)		4,199	2,695,411
Series 2007-25, Class 1A3, 6.50%, 11/25/37		27,249	18,048,453
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		958	601,915
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		5,115	2,497,897
Series 2007-OA3, Class 1A1, 1.09%, 04/25/47(c)		5,100	4,133,658
Series 2007-OA3, Class 2A2, 1.13%, 04/25/47(c)		225	44,384
Series 2007-OA8, Class 2A1, 1.13%, 06/25/47(c)		1,039	695,275
Series 2007-OH2, Class A2A, 1.19%, 08/25/47(c)		1,281	1,013,336
American Home Mortgage Assets Trust(c):
Series 2006-3, Class 2A11, 2.91%, 10/25/46		3,726	2,673,494
Series 2006-4, Class 1A12, 1.16%, 10/25/46		7,981	4,670,854
Series 2006-5, Class A1, 2.89%, 11/25/46		12,224	4,814,291
APS Resecuritization Trust(a)(c):
Series 2016-1, Class 1MZ, 4.21%, 07/31/57		18,641	6,234,705
Series 2016-3, Class 3A, 3.80%, 09/27/46		15,587	14,852,994
Series 2016-3, Class 4A, 3.55%, 04/27/47		2,918	2,835,830

Security		Par (000)	Value

United States (continued)
Banc of America Funding Trust(a)(c):
Series 2014-R2, Class 1C, 0.00%, 11/26/36	USD	10,619	$2,007,443
Series 2016-R2, Class 1A1, 4.70%, 05/01/33		4,285	3,988,553
Bear Stearns ALT-A Trust(c):
Series 2006-6, Class 1A1, 1.27%, 11/25/36		3,157	3,734,918
Series 2007-1, Class 1A1, 1.27%, 01/25/47		2,959	2,238,692
Bear Stearns Asset-Backed Securities I Trust(e):
Series 2005-AC9, Class A5, 6.25%, 12/25/35		3,462	2,898,241
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36		4,818	3,829,571
Bear Stearns Mortgage Funding Trust(c):
Series 2006-SL1, Class A1, 1.23%, 08/25/36		3,724	3,514,039
Series 2007-AR2, Class A1, 1.12%, 03/25/37		215	181,654
Series 2007-AR3, Class 1A1, 1.09%, 03/25/37		2,893	2,354,199
Series 2007-AR4, Class 2A1, 1.16%, 06/25/37		2,263	1,968,383
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		64,996	42,025,295
CHL Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 3.56%, 11/25/35(c)		1,708	1,419,552
Series 2006-OA4, Class A1, 2.93%, 04/25/46(c)		32,616	13,194,046
Series 2006-OA5, Class 3A1, 1.15%, 04/25/46(c)		1,905	1,522,872
Series 2007-15, Class 2A2, 6.50%, 09/25/37		16,852	10,177,992
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		5,094	4,202,914
Series 2008-2, Class 1A1, 6.50%, 06/25/38		7,075	5,688,771
Credit Suisse Mortgage Capital Certificates(a):
Series 2009-12R, Class 3A1, 6.50%, 10/27/37		21,079	10,769,383
Series 2019-RPL4, Class A1, 3.55%, 08/26/58		14,196	14,748,964
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 2.30%, 11/25/35(c)		3,434	695,851
CSMC Trust(a):
Series 2009-5R, Class 4A4, 4.01%, 06/25/36(c)		4,761	3,761,815
Series 2014-4R, Class 16A3, 0.00%, 02/27/36(c)(d)		3,300	3,109,795
Series 2014-9R, Class 9A1, 1.75%, 08/27/36(c)		4,489	4,022,880
Series 2014-11R, Class 16A1, 3.94%, 09/27/47(c)		7,350	7,020,317
Series 2015-4R, Class 1A2, 1.78%, 11/27/36(c)		2,334	2,284,063
Series 2015-4R, Class 1A4, 1.78%, 10/27/36(c)		6,805	4,247,725
Series 2015-6R, Class 5A1, 1.99%, 03/27/36(c)		85	84,883

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2015-6R, Class 5A2, 1.99%, 03/27/36(c)	USD	11,966	$9,402,368
Series 2017-2, 0.00%, 02/01/47(d)		7,366	7,154,273
Series 2019-JR1, Class A1, 4.10%, 09/27/66(c)		85,544	84,773,000
Series 2019-JR1, Class B3, 18.83%, 09/27/66(d)		10,256	8,579,178
Series 2019-JR1, Class PT2, 0.00%, 03/25/59(d)		4,083	1,674,073
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 1.12%, 08/25/47(c)		3,415	2,045,553
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 2.11%, 01/27/37(a)(c)		271	256,483
Deutsche Alt-B Securities Mortgage Loan Trust(c):
Series 2006-AB3, Class A3, 6.51%, 07/25/36		1,419	1,199,849
Series 2006-AB3, Class A8, 6.36%, 07/25/36		902	763,001
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 3.97%, 03/25/36(c)		2,561	2,206,605
GSMPS Mortgage Loan Trust(a)(c):
Series 2005-RP1, Class 1AF, 1.30%, 01/25/35		4,187	3,485,549
Series 2005-RP2, Class 1AF, 1.30%, 03/25/35		4,979	4,159,700
Series 2006-RP1, Class 1AF1, 1.30%, 01/25/36		3,893	2,943,021
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 4.09%, 01/25/35(c)		770	669,077
Series 2006-OA1, Class 1A1, 1.17%, 08/25/46(c)		42,117	12,962,794
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		611	645,952
HarborView Mortgage Loan Trust(c):
Series 2006-12, Class 1A1A, 0.96%, 12/19/36		29,196	20,787,733
Series 2007-4, Class 2A2, 1.00%, 07/19/47		2,083	1,541,166
IndyMac INDX Mortgage Loan Trust(c):
Series 2006-AR15, Class A1, 1.07%, 07/25/36		1,085	853,528
Series 2007-AR19, Class 3A1, 3.61%, 09/25/37		6,366	3,988,321
Series 2007-FLX5, Class 2A2, 1.19%, 08/25/37		2,872	2,155,780
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 3.93%, 05/25/37(c)		1,604	1,246,461
JPMorgan Madison Avenue Securities Trust, Series 2014-CH1, Class M2, 5.20%, 11/25/24(a)(c)		3,778	3,875,324
JPMorgan Mortgage Trust, Series 2007- A1, Class 4A1, 4.69%, 07/25/35(c)		36	31,496
LSTAR Securities Investment Trust, Series 2019-1, Class A1, 3.28%, 03/01/24(a)(c)		7,510	7,398,061
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.06%, 08/25/37(a)(c)		2,491	1,469,256

Security		Par (000)	Value

United States (continued)
MCM Trust(a):
Series 2018-NPL1, Class A, 4.00%, 05/28/58	USD	4,328	$4,349,778
Series 2018-NPL1, Class B, 0.00%, 05/28/58(d)		22,339	3,147,536
Series 2018-NPL2, Class A, 4.00%, 10/25/28(d)(e)		13,210	13,326,395
Series 2018-NPL2, Class B, 0.00%, 10/25/28(d)		39,968	12,809,747
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 1.16%, 04/25/37(c)		6,443	4,872,077
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.92%, 04/16/36(a)(c)		24,826	20,039,402
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		5,099	5,159,108
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		1,213	1,177,573
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(e)		1,765	569,256
Series 2007-2, Class A4, 1.37%, 06/25/37(c)		1,126	829,145
PRPM LLC, Series 2019-1A, Class A1, 4.50%, 01/25/24(a)(e)		6,307	6,367,332
RALI Trust, Series 2007-QH9, Class A1, 3.20%, 11/25/37(c)		997	703,099
Reperforming Loan REMIC Trust(a)(c):
Series 2005-R2, Class 1AF1, 1.29%, 06/25/35		2,220	1,975,180
Series 2005-R3, Class AF, 1.35%, 09/25/35		3,444	2,929,396
Seasoned Credit Risk Transfer Trust(c):
Series 2017-3, Class M2, 4.75%, 07/25/56(a)		4,085	3,539,210
Series 2018-1, Class BX, 3.98%, 05/25/57		1,452	653,349
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.98%, 07/20/37(c)		3,245	2,628,176
STARM Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.85%, 04/25/37(c)		1,022	780,283
Structured Adjustable Rate Mortgage Loan Trust(c):
Series 2005-11, Class 1A1, 3.80%, 05/25/35		1,337	1,029,001
Series 2006-3, Class 4A, 3.86%, 04/25/36		2,551	1,771,816
Structured Asset Mortgage Investments II Trust(c):
Series 2006-AR2, Class A1, 1.18%, 02/25/36		2,626	2,346,264
Series 2006-AR4, Class 3A1, 1.14%, 06/25/36		6,858	5,415,478
Series 2006-AR5, Class 2A1, 1.16%, 05/25/46		1,771	1,377,128
TVC Mortgage Trust, Series 2020- RTL1, Class A1, 3.47%, 09/25/24(a)		3,880	3,090,136
WaMu Mortgage Pass-Through Certificates Trust(c):
Series 2005-AR2, Class B1, 1.48%, 01/25/45		1,563	859,522

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2007-OA5, Class 1A, 2.72%, 06/25/47	USD	4,391	$3,560,803
WaMu Mortgage Pass-Through Trust, Series 2007-OA5, Class 2A, 2.23%, 06/25/47(c)		3,978	2,997,889
Washington Mutual Mortgage Pass- Through Certificates WMALT Trust:
Series 2006-1, Class 4CB, 6.50%, 02/25/36		3,368	2,463,788
Series 2006-4, Class 1A1, 6.00%, 04/25/36		6,594	5,952,809
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		5,308	4,459,519
Series 2006-4, Class 3A5, 6.35%, 05/25/36(e)		1,411	1,185,554
Series 2007-OA1, Class 2A, 2.69%, 12/25/46(c)		7,858	5,649,770

			592,165,030

			733,122,204

Commercial Mortgage-Backed Securities — 3.9%

Cayman Islands — 0.1%(a)
Exantas Capital Corp. Ltd.(c):
Series 2018-RSO6, Class A, 1.63%, 06/15/35		739	681,987
Series 2019-RSO7, Class AS, 2.30%, 04/15/36		8,519	7,851,965
GPMT Ltd., Series 2018-FL1, Class A, 1.67%, 11/21/35(c)		3,158	2,929,362
PFP Ltd.(c):
Series 2019-5, Class A, 1.67%, 04/14/36		3,671	3,340,778
Series 2019-5, Class AS, 2.12%, 04/14/36		2,140	1,925,829
Prima Capital CRE Securitization Ltd.(d):
Series 2015-4A, Class C, 4.00%, 08/24/49		3,920	4,032,896
Series 2016-6A, Class C, 4.00%, 08/24/40		16,840	16,808,004

			37,570,821

Ireland — 0.0%(c)
River Green Finance 2020 DAC:
Series 2020-1, Class B, 1.05%, 01/22/32	EUR	560	595,571
Series 2020-1, Class C, 1.40%, 01/22/32		335	356,251
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, 2.86%, 05/17/29(a)	GBP	2,750	3,339,206
Taurus FR DAC:
Series 2019-1FR, Class B, 1.45%, 02/02/31	EUR	453	499,897
Series 2019-1FR, Class C, 1.95%, 02/02/31		481	512,620
Taurus UK DAC:
Series 2019-UK2, Class B, 2.59%, 11/17/29	GBP	3,535	4,275,257
Series 2019-UK2, Class C, 2.89%, 11/17/29		2,185	2,642,746

			12,221,548

Security		Par (000)	Value

Italy — 0.0%
Taurus IT SRL, Series 2018-IT1, Class A, 1.00%, 05/18/30(c)	EUR	3,306	$3,550,329

United Kingdom — 0.1%
Canary Wharf Finance II plc(c):
Series II, Class C2, 2.07%, 10/22/37	GBP	2,100	2,232,804
Series II, Class D2, 2.80%, 10/22/37		14,689	15,420,895

			17,653,699

United States — 3.7%
1211 Avenue of the Americas Trust(a)(c):
Series 2015-1211, Class D, 4.14%, 08/10/35	USD	1,530	1,424,522
Series 2015-1211, Class E, 4.14%, 08/10/35		2,360	1,850,305
245 Park Avenue Trust(a)(c):
Series 2017-245P, Class D, 3.66%, 06/05/37		1,100	1,083,717
Series 2017-245P, Class E, 3.66%, 06/05/37		4,688	3,512,832
280 Park Avenue Mortgage Trust(a)(c):
Series 2017-280P, Class D, 2.24%, 09/15/34		6,940	6,054,286
Series 2017-280P, Class E, 2.82%, 09/15/34		15,305	12,930,489
Series 2017-280P, Class F, 3.53%, 09/15/34		1,370	887,759
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(a)		1,850	1,849,092
Ashford Hospitality Trust, Series 2018- ASHF, Class D, 2.80%, 04/15/35(a)(c)		2,613	2,177,124
Atrium Hotel Portfolio Trust(a)(c):
Series 2017-ATRM, Class D, 2.65%, 12/15/36		12,415	9,940,954
Series 2017-ATRM, Class E, 3.75%, 12/15/36		1,463	1,135,794
Series 2018-ATRM, Class E, 4.10%, 06/15/35		2,081	1,520,299
BAMLL Commercial Mortgage Securities Trust(a)(c):
Series 2015-200P, Class F, 3.60%, 04/14/33		3,131	2,289,892
Series 2016-ISQ, Class C, 3.61%, 08/14/34		1,530	1,342,273
Series 2016-ISQ, Class E, 3.61%, 08/14/34		15,501	10,538,390
Series 2017-SCH, Class BF, 2.10%, 11/15/33		6,440	6,076,263
Series 2017-SCH, Class CL, 2.20%, 11/15/32		2,560	2,209,792
Series 2017-SCH, Class DL, 2.70%, 11/15/32		5,070	4,043,528
Series 2018-DSNY, Class D, 2.40%, 09/15/34		8,762	6,859,840
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 1.55%, 01/15/33(a)(c)		2,364	2,224,049
BANK, Series 2019-BN19, Class C, 4.03%, 08/15/61(c)		1,911	1,555,817
Bayview Commercial Asset Trust(a)(c):
Series 2005-2A, Class A1, 1.26%, 08/25/35		4,077	3,315,369
Series 2005-4A, Class A1, 1.25%, 01/25/36		787	694,516

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2005-4A, Class A2, 1.34%, 01/25/36	USD	221	$195,850
Series 2005-4A, Class M1, 1.40%, 01/25/36		592	524,208
Series 2006-1A, Class A2, 1.31%, 04/25/36		894	680,713
Series 2006-3A, Class A1, 1.20%, 10/25/36		1,427	1,180,550
Series 2006-3A, Class A2, 1.25%, 10/25/36		1,548	1,264,132
Series 2006-4A, Class A1, 1.18%, 12/25/36		2,042	1,680,740
Series 2007-2A, Class A1, 1.22%, 07/25/37		3,604	2,978,097
Series 2007-4A, Class A1, 1.40%, 09/25/37		14,517	10,738,021
Series 2007-6A, Class A4A, 2.45%, 12/25/37		5,310	4,349,011
BBCMS Mortgage Trust(a)(c):
Series 2018-CHRS, Class E, 4.27%, 08/05/38		2,640	1,720,255
Series 2018-TALL, Class A, 1.43%, 03/15/37		2,453	2,274,939
Series 2018-TALL, Class D, 2.15%, 03/15/37		3,030	2,468,855
Series 2019-BWAY, Class D, 2.86%, 11/25/34		5,190	4,756,559
BBCMS Trust(a)(c):
Series 2015-STP, Class E, 4.28%, 09/10/28		220	213,120
Series 2019-CLP, Class D, 2.43%, 12/15/31		11,841	11,131,701
Series 2019-CLP, Class E, 2.82%, 12/15/31		21,411	20,234,848
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(c)		2,313	1,774,262
Bear Stearns Commercial Mortgage Securities Trust(c):
Series 2005-PWR7, Class B, 5.12%, 02/11/41		891	881,312
Series 2007-T26, Class AM, 5.44%, 01/12/45		2,109	1,950,541
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51(a)(c)		570	367,851
Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(a)(c)		9,074	6,325,576
Series 2019-B14, Class 225C, 3.29%, 12/15/62(a)(c)		8,548	6,465,282
Series 2020-B16, Class B, 3.18%, 02/15/53		796	681,759
Series 2020-B16, Class C, 3.53%, 02/15/53(c)		1,236	858,487
Series 2020-B16, Class D, 2.50%, 02/15/53(a)		1,903	1,051,523
BHMS, Series 2018-ATLS, Class A, 1.95%, 07/15/35(a)(c)		15,674	13,112,877
BWAY Mortgage Trust(a):
Series 2013-1515, Class A2, 3.45%, 03/10/33		7,835	8,026,071
Series 2013-1515, Class D, 3.63%, 03/10/33		9,570	8,727,857
Series 2013-1515, Class E, 3.72%, 03/10/33		650	569,232
Series 2013-1515, Class F, 3.93%, 03/10/33(c)		601	498,448

Security		Par (000)	Value

United States (continued)
Series 2015-1740, Class E, 4.45%, 01/10/35(c)	USD	12,157	$10,005,026
BX Commercial Mortgage Trust(a)(c):
Series 2018-BIOA, Class E, 2.66%, 03/15/37		3,790	3,031,184
Series 2018-IND, Class G, 2.75%, 11/15/35		385	335,823
Series 2018-IND, Class H, 3.70%, 11/15/35		30,688	22,235,254
Series 2019-XL, Class G, 3.00%, 10/15/36		40,011	33,601,626
Series 2019-XL, Class J, 3.35%, 10/15/36		40,499	34,060,101
Series 2020-BXLP, Class F, 2.70%, 12/15/36		35,183	30,251,480
BX Trust(a):
Series 2019-OC11, Class A, 3.20%, 12/09/41		1,091	985,086
Series 2019-OC11, Class D, 4.08%, 12/09/41(c)		19,943	15,648,636
Series 2019-OC11, Class E, 4.08%, 12/09/41(c)		27,834	20,726,229
BXP Trust(a)(c):
Series 2017-CC, Class D, 3.55%, 08/13/37		1,930	1,639,817
Series 2017-CC, Class E, 3.55%, 08/13/37		3,820	2,453,025
Series 2017-GM, Class D, 3.42%, 06/13/39		1,520	1,450,948
Series 2017-GM, Class E, 3.42%, 06/13/39		3,300	2,888,537
CAMB Commercial Mortgage Trust(a)(c):
Series 2019-LIFE, Class D, 2.45%, 12/15/37		15,620	14,281,385
Series 2019-LIFE, Class E, 2.85%, 12/15/37		20,019	18,390,018
Cantor Commercial Real Estate Lending(a)(c):
Series 2019-CF1, Class 65B, 4.14%, 05/15/52		3,000	2,426,491
Series 2019-CF1, Class 65C, 4.12%, 05/15/52		3,700	2,890,670
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(a)(c)		1,760	1,699,081
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		3,315	3,395,632
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 4.87%, 05/10/58(c)		8,553	7,313,888
Series 2018-TAN, Class C, 5.29%, 02/15/33(a)		3,020	2,812,693
CFK Trust(a)(c):
Series 2019-FAX, Class D, 4.64%, 01/15/39		6,897	6,453,600
Series 2019-FAX, Class E, 4.64%, 01/15/39		6,152	4,875,454
CGDBB Commercial Mortgage Trust(a)(c):
Series 2017-BIOC, Class A, 1.49%, 07/15/32		7,774	6,972,034
Series 2017-BIOC, Class D, 2.30%, 07/15/32		10,999	9,802,250
Series 2017-BIOC, Class E, 2.85%, 07/15/32		16,654	13,951,738

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, 2.20%, 06/15/34(a)(c)	USD	16,530	$15,582,714
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.09%, 03/10/47(c)		1,156	1,051,067
Series 2015-GC27, Class C, 4.42%, 02/10/48(c)		14,540	12,559,883
Series 2015-SHP2, Class F, 5.90%, 07/15/27(a)(c)		256	236,496
Series 2016-C1, Class D, 4.95%, 05/10/49(a)(c)		1,180	1,001,676
Series 2016-GC37, Class C, 4.92%, 04/10/49(c)		2,110	1,816,761
Series 2016-P3, Class C, 4.89%, 04/15/49(c)		340	291,758
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(c)		340	236,507
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)		10,819	9,531,390
Series 2019-SMRT, Class D, 4.74%, 01/10/36(a)(c)		17,385	15,207,975
Series 2019-SMRT, Class E, 4.74%, 01/10/36(a)(c)		1,081	925,647
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.73%, 06/10/44(a)(c)		1,010	1,005,989
Series 2013-300P, Class D, 4.39%, 08/10/30(a)(c)		750	733,782
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		845	835,662
Series 2013-GAM, Class E, 3.42%, 02/10/28(a)(c)		4,864	4,657,858
Series 2014-CR15, Class C, 4.75%, 02/10/47(c)		670	609,974
Series 2014-UBS4, Class C, 4.64%, 08/10/47(c)		6,519	5,765,921
Series 2015-CR25, Class C, 4.54%, 08/10/48(c)		290	247,778
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		559	419,685
Series 2015-LC21, Class C, 4.36%, 07/10/48(c)		6,490	5,516,790
Series 2015-LC23, Class A4, 3.77%, 10/10/48		2,008	2,149,424
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		1,840	1,544,141
Series 2017-COR2, Class D, 3.00%, 09/10/50(a)		2,237	1,472,727
Series 2018-HCLV, Class B, 2.10%, 09/15/33(a)(c)		3,955	3,536,887
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 04/15/37		54	52,629
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class B, 4.19%, 06/15/57(c)		4,190	4,035,997
Series 2018-C14, Class C, 4.89%, 11/15/51(c)		570	461,425
Series 2018-CX12, Class A4, 4.22%, 08/15/51(c)		2,070	2,235,955
Series 2019-C15, Class C, 4.98%, 03/15/52(c)		4,158	3,361,366
Series 2019-C15, Class D, 3.00%, 03/15/52(a)		3,323	2,027,001

Security		Par (000)	Value

United States (continued)
Series 2019-C16, Class C, 4.24%, 06/15/52(c)	USD	8,219	$6,164,770
Series 2019-C17, Class C, 3.93%, 09/15/52		6,920	5,018,667
Series 2019-C17, Class D, 2.50%, 09/15/52(a)		5,441	3,059,924
CSMC Trust(a):
Series 2017-PFHP, Class A, 1.65%, 12/15/30(c)		2,310	1,953,155
Series 2017-TIME, Class A, 3.65%, 11/13/39		2,190	1,795,072
DBGS Mortgage Trust, Series 2019- 1735, Class F, 4.19%, 04/10/37(a)(c)		2,873	1,690,846
DBUBS Mortgage Trust(a):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		6,680	6,594,700
Series 2017-BRBK, Class D, 3.53%, 10/10/34(c)		3,760	3,076,321
Series 2017-BRBK, Class E, 3.53%, 10/10/34(c)		11,280	8,700,998
Series 2017-BRBK, Class F, 3.53%, 10/10/34(c)		3,940	2,772,004
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.64%, 06/05/35(a)(c)		1,938	1,515,808
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(a)(c)		3,210	3,173,004
GRACE Mortgage Trust, Series 2014- GRCE, Class F, 3.59%, 06/10/28(a)(c)		28,606	28,199,755
GS Mortgage Securities Corp. II(a):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		7,340	7,817,295
Series 2012-TMSQ, Class D, 3.46%, 12/10/30(c)		2,620	2,191,586
Series 2017-375H, Class A, 3.48%, 09/10/37(c)		1,460	1,418,706
GS Mortgage Securities Corp. Trust(a):
Series 2016-RENT, Class C, 4.07%, 02/10/29(c)		1,450	1,422,732
Series 2017-500K, Class D, 2.00%, 07/15/32(c)		620	548,801
Series 2017-500K, Class E, 2.20%, 07/15/32(c)		1,270	1,113,191
Series 2017-500K, Class F, 2.50%, 07/15/32(c)		1,435	1,190,712
Series 2017-500K, Class G, 3.20%, 07/15/32(c)		963	789,453
Series 2017-GPTX, Class A, 2.86%, 05/10/34		6,110	5,934,202
Series 2018-HULA, Class D, 2.50%, 07/15/25(c)		3,256	2,333,084
Series 2019-BOCA, Class A, 1.90%, 06/15/38(c)		3,284	2,650,451
Series 2019-SOHO, Class E, 2.58%, 06/15/36(c)		9,280	8,741,272
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		370	369,116
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(c)		4,140	2,984,699
Series 2015-GC28, Class B, 3.98%, 02/10/48		1,520	1,476,058
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		3,909	2,584,542

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2017-GS7, Class E, 3.00%, 08/10/50(a)	USD	3,926	$2,406,124
Series 2019-GSA1, Class C, 3.81%, 11/10/52(c)		1,130	812,877
GSCG Trust, Series 2019-600C, Class F, 4.12%, 09/06/34(a)(c)		3,885	3,019,385
Hudson Yards Mortgage Trust(a):
Series 2016-10HY, Class A, 2.84%, 08/10/38		5,230	5,353,331
Series 2019-30HY, Class E, 3.44%, 07/10/39(c)		4,966	4,450,300
Series 2019-55HY, Class F, 2.94%, 12/10/41(c)		8,659	7,188,588
IMT Trust(a):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		4,090	4,026,296
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(c)		1,350	1,194,629
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(c)		2,090	1,747,593
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(c)		4,979	3,755,445
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.63%, 03/15/50(a)(c)		4,720	3,782,441
Series 2017-JP7, Class B, 4.05%, 09/15/50		840	836,423
Series 2019-COR5, Class C, 3.75%, 06/13/52		2,264	1,632,041
JPMorgan Chase Commercial Mortgage Securities Corp.(a)(c):
Series 2017-FL10, Class E, 4.60%, 06/15/32		1,135	961,073
Series 2017-FL10, Class F, 5.30%, 06/15/32		1,610	1,140,604
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class C, 5.03%, 12/15/46(c)		3,007	2,740,444
Series 2015-JP1, Class C, 4.74%, 01/15/49(c)		1,650	1,410,490
Series 2015-JP1, Class D, 4.24%, 01/15/49(c)		7,843	6,075,144
Series 2015-UES, Class E, 3.62%, 09/05/32(a)(c)		17,360	16,828,932
Series 2015-UES, Class F, 3.62%, 09/05/32(a)(c)		820	791,131
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(c)		18,446	18,877,587
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)		2,430	1,811,764
Series 2019-BKWD, Class E, 3.30%, 09/15/29(a)(c)		9,932	9,428,888
Series 2019-MFP, Class E, 2.86%, 07/15/36(a)(c)		5,580	4,642,480
Series 2019-MFP, Class F, 3.70%, 07/15/36(a)(c)		2,015	1,198,349
Series 2019-OSB, Class E, 3.78%, 06/05/39(a)(c)		3,216	2,119,244
Series 2020-MKST, Class E, 2.95%, 12/15/36(a)(c)		8,549	8,023,489
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 2.50%, 05/15/36(a)(c)		26,361	20,824,650

Security		Par (000)	Value

United States (continued)
LCCM Mortgage Trust, Series 2014- 909, Class E, 3.90%, 05/15/31(a)(c)	USD	10,892	$10,108,524
Lehman Brothers Small Balance Commercial Mortgage Trust(a)(c):
Series 2006-2A, Class M2, 2.02%, 09/25/36		1,526	1,441,533
Series 2007-1A, Class 1A, 1.77%, 03/25/37		2,575	2,394,060
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.14%, 04/20/48(a)(c)		5,540	5,485,625
MAD Mortgage Trust(a)(c):
Series 2017-330M, Class D, 3.84%, 08/15/34		2,925	2,592,307
Series 2017-330M, Class E, 3.90%, 08/15/34		8,020	6,217,296
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(a)(c)		8,002	7,908,431
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 6.00%, 07/12/38(c)		249	252,655
MFT Trust(a)(c):
Series 2020-ABC, Class C, 3.48%, 02/06/30		13,308	11,189,475
Series 2020-ABC, Class D, 3.48%, 02/06/30		9,495	4,029,442
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.15%, 07/15/50(a)(c)		3,338	2,626,399
Series 2015-C25, Class C, 4.53%, 10/15/48(c)		720	612,975
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		1,917	1,393,762
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		2,270	1,844,061
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(a)		2,200	2,054,122
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.06%, 10/15/42(c)		4,210	4,122,898
Series 2007-T27, Class AJ, 5.95%, 06/11/42(c)		4,998	4,988,339
Series 2014-150E, Class F, 4.30%, 09/09/32(a)(c)		9,230	7,919,057
Series 2014-CPT, Class E, 3.45%, 07/13/29(a)(c)		630	621,383
Series 2014-CPT, Class F, 3.45%, 07/13/29(a)(c)		15,216	15,007,886
Series 2014-CPT, Class G, 3.45%, 07/13/29(a)(c)		6,825	6,731,652
Series 2015-MS1, Class C, 4.03%, 05/15/48(c)		3,053	2,551,993
Series 2015-MS1, Class D, 4.03%, 05/15/48(a)(c)		830	649,078
Series 2017-CLS, Class F, 3.30%, 11/15/34(a)(c)		15,877	13,372,551
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		1,244	1,039,250
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		7,340	4,703,048
Series 2017-HR2, Class D, 2.73%, 12/15/50		1,115	704,381
Series 2018-H3, Class A5, 4.18%, 07/15/51		383	421,001

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2018-H3, Class C, 4.85%, 07/15/51(c)	USD	2,880	$2,334,018
Series 2018-H3, Class D, 3.00%, 07/15/51(a)		2,620	1,651,405
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		9,449	6,172,333
Series 2018-SUN, Class F, 3.25%, 07/15/35(a)(c)		1,119	817,726
Series 2019-AGLN, Class D, 2.45%, 03/15/34(a)(c)		9,030	7,598,229
Series 2019-AGLN, Class F, 3.30%, 03/15/34(a)(c)		9,590	7,432,262
Series 2019-NUGS, Class E, 3.74%, 12/15/36(a)(c)		2,810	2,697,363
Series 2020-L4, Class D, 2.50%, 02/15/53(a)		8,485	4,668,022
Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through, Series 2005-RR4A, Class N, 4.78%, 11/28/35(a)(c)		2,167	2,196,413
Natixis Commercial Mortgage Securities Trust(a)(c):
Series 2018-FL1, Class A, 2.61%, 06/15/35		2,055	1,913,801
Series 2018-FL1, Class MCR1, 4.01%, 06/15/35		1,567	1,438,187
Series 2019-10K, Class D, 4.13%, 05/15/39		9,410	8,460,885
Series 2019-LVL, Class D, 4.44%, 08/15/38		3,140	2,662,969
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)		7,856	5,271,343
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 09/15/39(a)(c)		4,690	4,378,035
USDC(a)(c):
Series 2018-USDC, Class E, 4.49%, 05/13/38		4,300	3,560,955
Series 2018-USDC, Class F, 4.49%, 05/13/38		3,780	2,529,950
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M7, 8.35%, 09/25/44(a)(c)		2,399	1,967,343
Series 2016-1, Class M4, 8.93%, 04/25/46(a)(c)		970	910,076
Series 2016-2, Class M3, 5.50%, 10/25/46(c)		2,250	2,065,481
Series 2016-2, Class M4, 7.23%, 10/25/46(c)		1,110	999,891
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		1,469	1,187,896
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		883	705,742
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		861	734,942
Series 2020-1, Class M3, 3.19%, 02/25/50(a)(c)		795	673,066
Series 2020-1, Class M4, 3.54%, 02/25/50(a)(c)		1,243	1,032,099
Series 2020-1, Class M5, 4.29%, 02/25/50(a)(c)		1,293	585,689
VNDO Mortgage Trust(a)(c):
Series 2013-PENN, Class D, 3.95%, 12/13/29		1,400	1,377,484

Security		Par (000)	Value

United States (continued)
Series 2013-PENN, Class E, 3.95%, 12/13/29	USD	4,115	$3,982,679
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.55%, 04/16/35(a)(c)		8,491	6,968,805
Series 2015-C27, Class C, 3.89%, 02/15/48		5,879	4,907,876
Series 2015-NXS4, Class D, 3.67%, 12/15/48(c)		1,516	1,143,713
Series 2015-P2, Class D, 3.24%, 12/15/48(a)		1,687	1,228,994
Series 2016-NXS5, Class D, 4.97%, 01/15/59(c)		1,000	803,495
Series 2017-C39, Class D, 4.35%, 09/15/50(a)(c)		1,553	1,136,409
Series 2017-C41, Class C, 4.51%, 11/15/50(c)		1,734	1,390,495
Series 2017-HSDB, Class A, 1.65%, 12/13/31(a)(c)		3,928	3,675,549
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)		2,490	2,456,872
Series 2018-BXI, Class E, 2.86%, 12/15/36(a)(c)		2,164	1,700,783
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		948	602,515
Series 2018-C45, Class C, 4.73%, 06/15/51		1,450	1,160,039
Series 2019-C52, Class C, 3.56%, 08/15/52		3,714	2,609,754
Series 2020-SDAL, Class D, 3.74%, 02/15/37(a)(c)		3,010	2,197,944
Series 2020-SDAL, Class E, 4.39%, 02/15/37(a)(c)		2,560	1,720,741
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		1,770	1,712,606

			1,071,656,874

			1,142,653,271

Interest Only Collateralized Mortgage Obligations — 0.1%

United States — 0.1%(c)
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.76%, 07/25/47		24,101	1,427,527
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 4.41%, 09/25/35(a)		2,847	355,159
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.91%, 07/25/56(a)		8,525	1,135,060
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.54%, 02/25/38(a)		33,680	10,489,288

			13,407,034

Interest Only Commercial Mortgage-Backed Securities — 0.3%

United States — 0.3%(c)
245 Park Avenue Trust, Series 2017- 245P, Class XA, 0.15%, 06/05/37(a)		25,000	305,412
BAMLL Commercial Mortgage Securities Trust, Series 2016-SS1, Class XA, 0.56%, 12/15/35(a)		19,140	567,692

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.63%, 02/15/50	USD	31,555	$1,184,300
Series 2017-BNK3, Class XD, 1.29%, 02/15/50(a)		12,290	914,868
BANK:
Series 2019-BN20, Class XA, 0.84%, 09/15/62		25,289	1,539,571
Series 2019-BN20, Class XB, 0.36%, 09/15/62		86,048	2,602,737
Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.35%, 05/15/52		23,149	2,113,684
BBCMS Trust(a):
Series 2015-SRCH, Class XA, 0.96%, 08/10/35		73,430	3,943,191
Series 2015-SRCH, Class XB, 0.19%, 08/10/35		42,790	590,930
Benchmark Mortgage Trust:
Series 2019-B9, Class XA, 1.05%, 03/15/52		51,365	3,728,548
Series 2019-B13, Class XA, 1.27%, 08/15/57		126,323	9,515,396
Series 2020-B17, Class XB, 0.65%, 03/15/53		13,340	557,384
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X, 1.39%, 04/10/29(a)(d)		84,430	2,405,411
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, 0.73%, 05/10/58		18,700	755,106
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.05%, 03/10/46		21,366	452,825
Series 2015-CR25, Class XA, 0.84%, 08/10/48		16,108	566,828
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)		8,680	938,473
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.13%, 11/15/50		32,800	480,917
Series 2019-C16, Class XA, 1.57%, 06/15/52		94,691	10,383,172
Series 2019-C17, Class XA, 1.37%, 09/15/52		87,476	8,102,285
Series 2019-C17, Class XB, 0.56%, 09/15/52		41,829	1,869,284
CSMC OA LLC, Series 2014-USA, Class X2, 0.04%, 09/15/37(a)		598,765	2,562,714
DBGS Mortgage Trust, Series 2019- 1735, Class X, 0.29%, 04/10/37(a) .		52,590	1,330,001
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50		15,440	860,934
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)		24,000	321,612
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.06%, 04/10/47		3,931	107,596
Series 2019-GSA1, Class XA, 0.83%, 11/10/52		31,750	1,944,774
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.84%, 09/15/47		5,797	174,321

Security		Par (000)	Value

United States (continued)
Series 2015-C27, Class XD, 0.50%, 02/15/48(a)	USD	31,775	$652,341
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)		14,670	594,717
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)		37,589	1,496,862
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.00%, 03/10/50(a)		8,948	329,952
Morgan Stanley Bank of America Merrill Lynch Trust(a):
Series 2014-C19, Class XD, 1.21%, 12/15/47		51,913	2,554,608
Series 2014-C19, Class XF, 1.21%, 12/15/47		13,486	654,476
Series 2015-C21, Class XB, 0.30%, 03/15/48		15,696	225,336
Series 2015-C26, Class XD, 1.34%, 10/15/48		18,660	1,236,971
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%, 06/15/50(a)		8,870	1,172,082
Series 2019-H6, Class XB, 0.72%, 06/15/52		53,695	3,031,287
Series 2019-L2, Class XA, 1.03%, 03/15/52		22,822	1,640,457
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)		99,000	2,543,310
One Market Plaza Trust(a):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		152,049	412,053
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)		30,410	304
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.64%, 10/15/52		69,826	7,102,199
Series 2019-C18, Class XA, 1.05%, 12/15/52		72,044	4,976,848
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(a)		9,764	637,198
Series 2019-C50, Class XA, 1.42%, 05/15/52		48,763	4,520,700

			94,601,667

Principal Only Collateralized Mortgage Obligations — 0.0%

United States — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(k)		4,188	406,477

Total Non-Agency Mortgage-Backed Securities — 6.8% (Cost: $2,260,099,712)			1,984,190,653

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Preferred Securities — 0.3%

Capital Trusts — 0.3%

Luxembourg — 0.0%
Novartex Holding Luxembourg SCA(d)	EUR	—	(u)	$—

United Kingdom — 0.1%
Lloyds Banking Group plc(i)(m):
6.41%(a)	USD	1,000		1,000,000
6.66%		437		470,867
6.66%(a)		2,363		2,546,133

				4,017,000

United States — 0.2%(i)
AT&T, Inc., Series B, 2.88%(m)	EUR	2,400		2,368,606
Bank of America Corp.(m):
Series X, 6.25%	USD	18,140		18,412,100
Series DD, 6.30%		2,558		2,685,900
Series Z, 6.50%		9,994		10,543,670
Capital One Financial Corp., Series E, 5.55%(m)		6,418		5,519,480
Citigroup, Inc., Series V, 4.70%(m)		2,079		1,780,871
Energy Transfer Operating LP, Series F, 6.75%(m)		3,000		1,830,000
JPMorgan Chase & Co.(m):
Series HH, 4.60%(b)		1,807		1,581,487
Series FF, 5.00%		12,855		12,073,930
Series Q, 5.15%		3,685		3,500,750
Series Z, 5.30%		3,170		2,924,008
Series S, 6.75%		9,961		10,409,245
Morgan Stanley, Series J, 5.55%(m)		5,057		4,399,590
NBCUniversal Enterprise, Inc., 5.25%(a)		4,800		4,800,000

				82,829,637

Total Capital Trusts — 0.3% (Cost: $93,666,485)				86,846,637

		Shares

Preferred Stocks — 0.0%

Spain — 0.0%
Banco Santander SA, Series 6, 4.00%(i)(m)		111,000		2,323,230

United States — 0.0%(i)
Bristow Group, Inc., 10.00%(a)(d)		37,107		1,616,381
Bristow Group, Inc., Series AI, 10.00%(d)		15,445		672,784
Federal Home Loan Mortgage Corp., Series Z, 8.38%(m)		249,600		1,520,064
Federal National Mortgage Association, Series S, 8.25%(m)(q)		249,600		1,579,968
Morgan Stanley, Series E, 7.13%(m)		28,741		752,439

				6,141,636

Total Preferred Stocks — 0.0% (Cost: $10,070,014)				8,464,866

Total Preferred Securities — 0.3% (Cost: $103,736,499)				95,311,503

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 45.3%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Variable Rate Notes(b):
Series 2015-DN1, Class B, (LIBOR USD 1 Month + 11.50%), 12.45%, 01/25/25	USD	1,457	$1,098,474
Series 2015-HQ2, Class B, (LIBOR USD 1 Month + 7.95%), 8.90%, 05/25/25		1,576	980,357
Series 2017-DNA2, Class B1, (LIBOR USD 1 Month + 5.15%), 6.10%, 10/25/29		3,125	1,602,543
Series 2017-DNA3, Class B1, (LIBOR USD 1 Month + 4.45%), 5.40%, 03/25/30		5,034	2,535,902
Series 2017-HRP1, Class M2, (LIBOR USD 1 Month + 2.45%), 3.40%, 12/25/42		1,528	1,418,316

			7,635,592

Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(c):
Series KL4F, Class A2AS, 3.68%, 10/25/25		4,408	4,962,203
Series KW06, Class A2, 3.80%, 06/25/28		2,790	3,312,786
Federal Home Loan Mortgage Corp. Variable Rate Notes(c):
Series 2017-K64, Class B, 3.98%, 05/25/50(a)		2,026	1,946,723
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)		2,746	2,347,555
Series 2018-K732, Class B, 4.06%, 05/25/25(a)		4,990	4,895,986
Series 2018-K74, Class B, 4.09%, 02/25/51(a)		1,200	1,148,876
Series 2018-K77, Class B, 4.16%, 05/25/51(a)		2,060	1,975,899
Series 2018-K80, Class B, 4.23%, 08/25/50(a)		4,180	4,018,968
Series 2018-SB52, Class A10F, 3.48%, 06/25/28		6,460	6,795,111
Series 2018-SB53, Class A10F, 3.66%, 06/25/28		3,865	4,121,977
Series 2019-K103, Class B, 3.57%, 12/25/51(a)		2,003	1,773,107
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38		2,868	2,855,669
Series 2016-158, Class VA, 2.00%, 03/16/35		1,786	1,739,819

			41,894,679

Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.:
Series 4426, 6.00%, 07/15/37		8,463	1,710,141
Series 4465, Class MI, 5.00%, 03/15/41		4,287	673,511
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 3575, Class ST, (LIBOR USD 1 Month + 6.60%), 5.90%, 04/15/39(b)		3,169	510,085

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association:
Series 2010-112, Class PI, 6.00%, 10/25/40	USD	3,852	$699,613
Series 2014-49, Class CI, 6.00%, 08/25/44		3,971	829,878
Series 2015-34, Class GI, 6.00%, 06/25/45		8,134	1,599,042
Series 365, Class 2,
5.00%, 02/25/36		315	47,330
Series 365, Class 4, 5.00%, 04/25/36		975	154,799
Series 378, Class 4, 5.00%, 07/25/36		1,148	178,655
Series 383, Class 1, 5.00%, 08/25/37		530	69,280
Series 385, Class 4, 5.00%, 01/25/38		2,302	336,035
Series 407, Class C8, 5.50%, 01/25/39		5,780	1,054,435
Federal National Mortgage Association Variable Rate Notes:
Series 2010-89, Class SB, (LIBOR USD 1 Month + 4.50%), 3.55%, 02/25/40(b)		777	26,834
Series 2013-131, Class HS, (LIBOR USD 1 Month + 6.10%), 5.15%, 01/25/44(b)		5,594	826,867
Series 2018-43, Class SE, (LIBOR USD 1 Month + 6.25%), 5.30%, 09/25/38(b)		5,364	1,056,550
Series 383, Class 2,
5.00%, 10/25/37(c)		298	46,360
Government National Mortgage Association Variable Rate Notes(b):
Series 2010-113, Class SB, (LIBOR USD 1 Month + 6.65%), 5.88%, 10/20/39		3,130	142,736
Series 2010-115, Class SP, (LIBOR USD 1 Month + 5.40%), 4.63%, 09/20/40		9,319	1,640,633
Series 2010-154, Class PS, (LIBOR USD 1 Month + 6.10%), 5.33%, 10/20/39		1,757	40,387
Series 2010-78, Class SA, (LIBOR USD 1 Month + 6.60%), 5.90%, 04/16/40		1,402	72,839
Series 2015-50, Class DS, (LIBOR USD 1 Month + 5.60%), 4.83%, 04/20/45		9,601	1,485,304
Series 2016-32, Class MS, (LIBOR USD 1 Month + 6.05%), 5.28%, 03/20/46		4,799	942,100
Series 2017-12, Class SD, (LIBOR USD 1 Month + 6.10%), 5.33%, 01/20/47		6,747	1,525,668
Series 2017-167, Class SE, (LIBOR USD 1 Month + 6.20%), 5.43%, 11/20/47		6,188	1,234,017
Series 2018-61, Class SA, (LIBOR USD 1 Month + 6.20%), 5.43%, 04/20/48		13,058	2,052,368
Series 2019-29, Class SB, (LIBOR USD 1 Month + 3.79%), 3.02%, 03/20/49		14,717	425,965

			19,381,432

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Government National Mortgage Association:
Series 2014-40, Class AI, 1.00%, 02/16/39	USD	5,317	$29,614
Series 2014-52, Class AI, 0.83%, 08/16/41		10,443	162,604
Government National Mortgage Association Variable Rate Notes:
Series 2009-80, 0.68%, 09/16/51(c)		4,818	450,682
Series 2012-23, 0.34%, 06/16/53(c)		7,456	94,682
Series 2013-145, Class SI, (LIBOR USD 1 Month + 6.25%), 5.55%, 04/16/40(b)		9,496	519,167
Series 2013-191, 0.72%, 11/16/53(c)		7,416	203,580
Series 2013-30, 0.77%, 09/16/53(c)		31,666	1,082,284
Series 2013-63, 0.79%, 09/16/51(c)		45,067	1,909,451
Series 2013-78, 0.75%, 10/16/54(c)		34,125	1,210,793
Series 2015-173, 0.87%, 09/16/55(c)		16,190	918,168
Series 2015-22, 0.65%, 03/16/55(c)		20,447	743,745
Series 2015-37, 0.72%, 10/16/56(c)		5,813	278,948
Series 2015-48, 0.66%, 02/16/50(c)		13,429	508,136
Series 2016-110, 1.01%, 05/16/58(c)		16,949	1,081,467
Series 2016-113, 1.15%, 02/16/58(c)		20,842	1,577,040
Series 2016-125, 0.99%, 12/16/57(c)		23,529	1,539,689
Series 2016-128, 0.95%, 09/16/56(c)		34,663	2,296,234
Series 2016-152, 0.88%, 08/15/58(c)		23,813	1,496,357
Series 2016-162, 0.98%, 09/16/58(c)		68,552	4,867,641
Series 2016-165, 0.96%, 12/16/57(c)		17,406	1,117,136
Series 2016-26, 0.93%, 02/16/58(c)		84,780	4,737,033
Series 2016-36, 0.88%, 08/16/57(c)		10,019	596,802
Series 2016-67, 1.11%, 07/16/57(c)		10,416	666,629
Series 2016-92, 0.96%, 04/16/58(c)		20,591	1,274,793
Series 2016-96, 0.98%, 12/16/57(c)		44,699	2,734,727
Series 2018-85, 0.50%, 07/16/60(c)		29,869	1,541,273

			33,638,675

Mortgage-Backed Securities — 45.0%
Government National Mortgage Association:
4.50%, 02/20/49 - 01/20/50		94,665	100,647,824
2.50%, 04/15/50(v)		246,946	258,077,864
3.00%, 04/15/50(v)		1,063,893	1,124,609,703
3.50%, 04/15/50(v)		169,762	178,927,688

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/15/50(v)	USD	152,653	$162,002,678
Uniform Mortgage-Backed Securities:
2.00%, 04/25/35(v)		25,323	25,997,126
3.00%, 04/25/35 - 04/25/50(v)		2,064,221	2,162,804,734
6.00%, 03/01/38		2	2,456
4.50%, 09/01/43 - 11/01/44		322	350,990
4.00%, 09/01/44 - 06/01/47		49,168	53,626,184
2.50%, 04/25/50(v)		1,100,936	1,140,500,888
3.50%, 04/25/50 - 11/25/50(v)		1,831,650	1,935,726,166
4.00%, 04/25/50(v)		4,464,733	4,761,266,948
4.50%, 04/25/50(v)		1,125,105	1,210,674,404

			13,115,215,653

Total U.S. Government Sponsored Agency Securities — 45.3% (Cost: $12,972,822,245)			13,217,766,031

U.S. Treasury Obligations — 11.9%
U.S. Treasury Bonds:
2.38%, 11/15/49(w)		146,000	181,895,470
2.00%, 02/15/50		238,000	275,717,421
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23(x)		161,549	162,725,577
0.50%, 04/15/24(x)		1,341,134	1,360,506,971
0.13%, 10/15/24		346,274	350,494,113
0.25%, 01/15/25		35,922	36,244,533
0.13%, 01/15/30		54,077	55,677,955
U.S. Treasury Notes:
2.75%, 09/15/21		1,500	1,555,313
1.38%, 02/15/23		460,000	474,572,657
2.63%, 12/31/23		65	70,591
2.13%, 03/31/24		4,950	5,300,947
1.13%, 02/28/25 - 02/28/27		214,000	222,276,016
1.63%, 10/31/26		4,670	4,998,907
3.13%, 11/15/28		2,000	2,414,453
2.38%, 05/15/29		1,000	1,150,352
1.50%, 02/15/30		325,256	350,196,637

Total U.S. Treasury Obligations — 11.9% (Cost: $3,431,596,929)			3,485,797,913

		Shares

Warrants — 0.0%

United States — 0.0%
Target Hospitality Corp. (Issued/ exercisable 03/05/19, 1 share for 1 warrant, Expires 03/15/24, Strike Price USD 11.50)(f)		22,811	3,422

Total Warrants — 0.0%			3,422

Total Long-Term Investments — 129.6% (Cost: $39,818,120,722)			37,811,152,316

Security		Par (000)	Value

Short-Term Securities — 15.3%

Borrowed Bond Agreements — 2.1%(y)(z)
Barclays Bank plc, (4.25)%, Open (Purchased on 08/23/19 to be repurchased at USD 1,893,375, collateralized by Calumet Specialty Products Partners LP, 7.63%, due at 01/15/22, par and fair value of USD 1,980,000 and $1,534,500, respectively)	USD	1,893	$1,893,375
Barclays Bank plc, (3.10)%, Open (Purchased on 03/10/20 to be repurchased at EUR 2,366,488, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,600,000 and $2,299,767, respectively)	EUR	2,371	2,614,967
Barclays Bank plc, (2.65)%, Open (Purchased on 03/03/20 to be repurchased at EUR 421,745, collateralized by Garrett LX I SARL, 5.13%, due at 10/15/26, par and fair value of EUR 455,000 and $314,540, respectively)		423	466,240
Barclays Bank plc, (2.25)%, Open (Purchased on 08/23/19 to be repurchased at USD 963,735, collateralized by SRS Distribution, Inc., 8.25%, due at 07/01/26, par and fair value of USD 976,000 and $741,760, respectively)	USD	971	971,120
Barclays Bank plc, (1.20)%, Open (Purchased on 01/10/20 to be repurchased at EUR 2,050,527, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,000,000 and $1,984,911, respectively)	EUR	2,057	2,268,114
Barclays Bank plc, (1.15)%, Open (Purchased on 10/18/19 to be repurchased at EUR 2,482,649, collateralized by eircom Finance DAC, 1.75%, due at 11/01/24, par and fair value of EUR 2,500,000 and $2,484,281, respectively)		2,497	2,753,831
Barclays Bank plc, (1.10)%, Open (Purchased on 08/23/19 to be repurchased at USD 12,526,683, collateralized by Washington Prime Group LP, 6.45%, due at 08/15/24, par and fair value of USD 13,365,000 and $7,851,937, respectively)	USD	12,496	12,496,275
Barclays Bank plc, (1.10)%, Open (Purchased on 01/10/20 to be repurchased at EUR 2,882,599, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 2,697,000 and $2,788,828, respectively)	EUR	2,890	3,187,705

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.05)%, Open (Purchased on 03/27/20 to be repurchased at EUR 2,856,838, collateralized by Banco Bilbao Vizcaya Argentaria SA, 3.50%, due at 02/10/27, par and fair value of EUR 2,900,000 and $3,176,335, respectively)	EUR	2,857	$3,151,009
Barclays Bank plc, (1.05)%, Open (Purchased on 01/10/20 to be repurchased at EUR 835,405, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 809,000 and $737,888, respectively)		838	923,715
Barclays Bank plc, (1.00)%, Open (Purchased on 01/10/20 to be repurchased at EUR 16,664,320, collateralized by Carlsberg Breweries A/S, 2.50%, due at 05/28/24, par and fair value of EUR 15,000,000 and $17,341,889, respectively)		16,705	18,423,669
Barclays Bank plc, (1.00)%, Open (Purchased on 10/10/19 to be repurchased at USD 3,639,199, collateralized by Transocean, Inc., 5.80%, due at 10/15/22, par and fair value of USD 3,691,000 and $2,177,690, respectively)	USD	3,622	3,621,794
Barclays Bank plc, (0.90)%, Open (Purchased on 03/10/20 to be repurchased at EUR 1,944,727, collateralized by Motion Bondco DAC, 4.50%, due at 11/15/27, par and fair value of EUR 2,300,000 and $1,842,891, respectively)	EUR	1,946	2,146,023
Barclays Bank plc, (0.90)%, Open (Purchased on 03/23/20 to be repurchased at EUR 71,525, collateralized by Elis SA, 1.63%, due at 04/03/28, par and fair value of EUR 100,000 and $91,428, respectively)		72	78,902
Barclays Bank plc, (0.90)%, Open (Purchased on 10/08/19 to be repurchased at EUR 1,880,277, collateralized by Elis SA, 1.63%, due at 04/03/28, par and fair value of EUR 1,900,000 and $1,737,131, respectively)		1,889	2,083,754
Barclays Bank plc, (0.85)%, Open (Purchased on 02/25/20 to be repurchased at EUR 38,461,329, collateralized by Portuguese Republic, 2.13%, due at 10/17/28, par and fair value of EUR 32,565,000 and $39,838,318, respectively)		38,495	42,456,590
Barclays Bank plc, (0.85)%, Open (Purchased on 11/26/19 to be repurchased at EUR 4,455,543, collateralized by ARD Finance SA, 5.00%, due at 06/30/27, par and fair value of EUR 4,500,000 and $3,821,549, respectively)		4,470	4,930,195

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.85)%, Open (Purchased on 03/10/20 to be repurchased at EUR 2,790,346, collateralized by Motion Bondco DAC, 4.50%, due at 11/15/27, par and fair value of EUR 3,300,000 and $2,644,147, respectively)	EUR	2,792	$3,079,076
Barclays Bank plc, (0.75)%, Open (Purchased on 03/19/20 to be repurchased at USD 3,131,717, collateralized by Rackspace Hosting, Inc., 8.63%, due at 11/15/24, par and fair value of USD 3,580,000 and $3,213,050, respectively)	USD	3,133	3,132,500
Barclays Bank plc, (0.75)%, Open (Purchased on 03/20/20 to be repurchased at USD 1,183,453, collateralized by Sprint Capital Corp., 6.88%, due at 11/15/28, par and fair value of USD 1,130,000 and $1,290,686, respectively)		1,184	1,183,675
Barclays Bank plc, (0.50)%, Open (Purchased on 03/20/20 to be repurchased at USD 1,287,589, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 2.80%, due at 07/21/23, par and fair value of USD 1,700,000 and $1,538,500, respectively)		1,288	1,287,750
Barclays Bank plc, (0.25)%, Open (Purchased on 03/13/20 to be repurchased at USD 8,589,541, collateralized by Saudi Arabian Oil Co., 3.50%, due at 04/16/29, par and fair value of USD 8,619,000 and $8,468,167, respectively)		8,587	8,586,679
Barclays Bank plc, (0.25)%, Open (Purchased on 03/13/20 to be repurchased at USD 10,253,417, collateralized by Saudi Arabian Oil Co., 4.25%, due at 04/16/39, par and fair value of USD 10,000,000 and $9,850,000, respectively)		10,250	10,250,000
Barclays Bank plc, (0.20)%, Open (Purchased on 03/23/20 to be repurchased at USD 903,960, collateralized by Front Range BidCo, Inc., 6.13%, due at 03/01/28, par and fair value of USD 1,130,000 and $1,073,500, respectively)		904	904,000
Barclays Bank plc, (0.20)%, Open (Purchased on 03/09/20 to be repurchased at USD 11,530,634, collateralized by Walt Disney Co. (The), 2.75%, due at 09/01/49, par and fair value of USD 10,000,000 and $9,835,676, respectively)		11,525	11,525,000
Barclays Bank plc, (0.20)%, Open (Purchased on 03/25/20 to be repurchased at USD 1,021,203, collateralized by Mattel, Inc., 6.75%, due at 12/31/25, par and fair value of USD 1,130,000 and $1,149,097, respectively)		1,021	1,021,238

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.20)%, Open (Purchased on 03/25/20 to be repurchased at USD 929,394, collateralized by Beacon Roofing Supply, Inc., 4.88%, due at 11/01/25, par and fair value of USD 1,130,000 and $1,019,825, respectively)	USD	929	$929,425
Barclays Bank plc, (0.20)%, Open (Purchased on 03/20/20 to be repurchased at USD 992,938, collateralized by Tenet Healthcare Corp., 6.75%, due at 06/15/23, par and fair value of USD 1,130,000 and $1,042,425, respectively)		993	992,988
Barclays Bank plc, (0.20)%, Open (Purchased on 03/23/20 to be repurchased at USD 3,563,767, collateralized by Refinitiv US Holdings, Inc., 8.25%, due at 11/15/26, par and fair value of USD 3,660,000 and $3,861,300, respectively)		3,564	3,563,925
Barclays Bank plc, (0.15)%, Open (Purchased on 03/11/20 to be repurchased at USD 3,001,250, collateralized by Petrobras Global Finance BV, 5.09%, due at 01/15/30, par and fair value of USD 3,000,000 and $2,677,500, respectively)		3,000	3,000,000
Barclays Bank plc, (0.15)%, Open (Purchased on 03/11/20 to be repurchased at USD 3,001,417, collateralized by Petrobras Global Finance BV, 5.09%, due at 01/15/30, par and fair value of USD 3,000,000 and $2,677,500, respectively)		3,000	3,000,000
Barclays Bank plc, 0.00%, Open (Purchased on 11/07/19 to be repurchased at EUR 206,093, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 200,000 and $174,258, respectively)	EUR	207	228,671
Barclays Bank plc, 0.10%, Open (Purchased on 08/23/19 to be repurchased at USD 10,279,174, collateralized by Sally Holdings LLC, 5.63%, due at 12/01/25, par and fair value of USD 10,005,000 and $8,166,581, respectively)	USD	10,180	10,180,088
Barclays Bank plc, 0.15%, Open (Purchased on 03/27/20 to be repurchased at USD 2,258,456, collateralized by Precision Drilling Corp., 5.25%, due at 11/15/24, par and fair value of USD 5,475,000 and $1,916,250, respectively)		2,258	2,258,438
Barclays Bank plc, 0.25%, Open (Purchased on 01/15/20 to be repurchased at USD 21,316,353, collateralized by Cenovus Energy, Inc., 4.25%, due at 04/15/27, par and fair value of USD 19,800,000 and $9,695,816, respectively)		21,260	21,260,250

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, 0.30%, Open (Purchased on 08/23/19 to be repurchased at USD 25,996,832, collateralized by Canadian Natural Resources Ltd., 6.25%, due at 03/15/38, par and fair value of USD 19,800,000 and $15,411,941, respectively)	USD	25,715	$25,715,250
Barclays Bank plc, 0.30%, Open (Purchased on 09/09/19 to be repurchased at USD 8,638,346, collateralized by Nine Energy Service, Inc., 8.75%, due at 11/01/23, par and fair value of USD 9,900,000 and $2,475,990, respectively)		8,551	8,551,125
Barclays Bank plc, 0.45%, Open (Purchased on 12/04/19 to be repurchased at USD 10,273,297, collateralized by Eskom Holdings SOC Ltd., 5.75%, due at 01/26/21, par and fair value of USD 10,000,000 and $8,450,000, respectively)		10,225	10,224,702
Barclays Capital, Inc., (1.50)%, Open (Purchased on 09/17/19 to be repurchased at USD 9,191,421, collateralized by Transocean, Inc., 5.80%, due at 10/15/22, par and fair value of USD 9,224,000 and $5,442,160, respectively)		9,132	9,131,760
Barclays Capital, Inc., (1.00)%, Open (Purchased on 01/29/20 to be repurchased at USD 8,714,217, collateralized by SM Energy Co., 6.63%, due at 01/15/27, par and fair value of USD 9,312,000 and $2,710,397, respectively)		8,707	8,706,720
BNP Paribas SA, (2.20)%, Open (Purchased on 01/07/20 to be repurchased at EUR 1,001,110, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 1,000,000 and $498,340, respectively)	EUR	1,007	1,110,411
BNP Paribas SA, (1.00)%, Open (Purchased on 03/17/20 to be repurchased at USD 6,009,371, collateralized by Ford Motor Co., 4.35%, due at 12/08/26, par and fair value of USD 6,895,000 and $5,380,031, respectively)	USD	6,007	6,007,269
BNP Paribas SA, (0.75)%, Open (Purchased on 02/25/20 to be repurchased at EUR 28,893,007, collateralized by Portuguese Republic, 2.88%, due at 07/21/26, par and fair value of EUR 23,985,000 and $30,339,011, respectively)	EUR	28,916	31,891,011

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.75)%, Open (Purchased on 03/23/20 to be repurchased at EUR 1,579,270, collateralized by eircom Finance DAC, 2.63%, due at 02/15/27, par and fair value of EUR 2,000,000 and $1,946,619, respectively)	EUR	1,580	$1,742,097
BNP Paribas SA, (0.20)%, Open (Purchased on 02/14/20 to be repurchased at USD 689,764, collateralized by CenturyLink, Inc., 7.50%, due at 04/01/24, par and fair value of USD 588,000 and $643,860, respectively)	USD	689	688,695
BNP Paribas SA, (0.20)%, Open (Purchased on 12/06/19 to be repurchased at USD 1,478,562, collateralized by Lions Gate Capital Holdings LLC, 5.88%, due at 11/01/24, par and fair value of USD 1,520,000 and $1,299,600, respectively)		1,473	1,472,500
BNP Paribas SA, (0.20)%, Open (Purchased on 07/17/19 to be repurchased at USD 7,891,451, collateralized by DISH DBS Corp., 7.75%, due at 07/01/26, par and fair value of USD 7,808,000 and $8,022,720, respectively)		7,769	7,768,960
BNP Paribas SA, (0.15)%, Open (Purchased on 02/14/20 to be repurchased at USD 2,774,998, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 2,565,000 and $2,603,475, respectively)		2,770	2,770,200
BNP Paribas SA, 0.00%, Open (Purchased on 03/31/20 to be repurchased at EUR 469,143, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 900,000 and $448,506, respectively)	EUR	469	517,418
BNP Paribas SA, 0.00%, Open (Purchased on 11/08/19 to be repurchased at EUR 1,988,997, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,000,000 and $1,984,911, respectively)		1,997	2,202,226
BNP Paribas SA, 0.05%, Open (Purchased on 02/25/20 to be repurchased at GBP 30,209,961, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 16,769,268 and $35,219,940, respectively)	GBP	30,184	37,492,100
BNP Paribas SA, 0.40%, Open (Purchased on 07/19/19 to be repurchased at USD 1,935,194, collateralized by W&T Offshore, Inc., 9.75%, due at 11/01/23, par and fair value of USD 1,980,000 and $445,500, respectively)	USD	1,911	1,910,700

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (1.00)%, Open (Purchased on 03/18/20 to be repurchased at USD 638,335, collateralized by Southwestern Energy Co., 7.50%, due at 04/01/26, par and fair value of USD 1,038,000 and $679,890, respectively)	USD	638	$638,370
Citigroup Global Markets, Inc., (0.50)%, Open (Purchased on 03/23/20 to be repurchased at USD 663,972, collateralized by Everi Payments, Inc., 7.50%, due at 12/15/25, par and fair value of USD 861,000 and $654,360, respectively)		664	664,046
Citigroup Global Markets, Inc., (0.30)%, Open (Purchased on 03/11/20 to be repurchased at USD 4,001,556, collateralized by Petrobras Global Finance BV, 5.09%, due at 01/15/30, par and fair value of USD 4,000,000 and $3,570,000, respectively)		4,000	4,000,000
Citigroup Global Markets, Inc., (0.20)%, Open (Purchased on 03/23/20 to be repurchased at USD 954,808, collateralized by Kraft Heinz Foods Co., 4.88%, due at 10/01/49, par and fair value of USD 1,130,000 and $1,027,469, respectively)		955	954,850
Citigroup Global Markets, Inc., (0.20)%, Open (Purchased on 03/19/20 to be repurchased at USD 3,503,573, collateralized by Ally Financial, Inc., 3.88%, due at 05/21/24, par and fair value of USD 4,165,000 and $3,748,500, respectively)		3,504	3,503,806
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 03/26/20 to be repurchased at USD 5,579,548, collateralized by Ypso Finance Bis SA, 6.00%, due at 02/15/28, par and fair value of USD 6,250,000 and $5,498,000, respectively)		5,580	5,579,688
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 03/26/20 to be repurchased at USD 1,671,515, collateralized by Continental Resources, Inc., 4.38%, due at 01/15/28, par and fair value of USD 3,310,000 and $1,530,007, respectively)		1,672	1,671,550
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 03/19/20 to be repurchased at USD 1,096,045, collateralized by SS&C Technologies, Inc., 5.50%, due at 09/30/27, par and fair value of USD 1,130,000 and $1,177,697, respectively)		1,096	1,096,100

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., (0.15)%, Open (Purchased on 03/20/20 to be repurchased at USD 1,878,555, collateralized by Bausch Health Cos., Inc., 5.00%, due at 01/30/28, par and fair value of USD 2,260,000 and $2,139,542, respectively)	USD	1,879	$1,878,625
Credit Suisse Securities USA LLC, (0.50)%, Open (Purchased on 03/30/20 to be repurchased at USD 2,332,909, collateralized by Cemex SAB de CV, 5.45%, due at 11/19/29, par and fair value of USD 2,800,000 and $2,284,801, respectively)		2,333	2,332,941
Credit Suisse Securities USA LLC, (0.50)%, Open (Purchased on 03/02/20 to be repurchased at USD 5,431,339, collateralized by Southwestern Energy Co., 7.75%, due at 10/01/27, par and fair value of USD 6,890,000 and $4,530,175, respectively)		5,426	5,425,875
Credit Suisse Securities USA LLC, (0.25)%, Open (Purchased on 03/19/20 to be repurchased at USD 974,544, collateralized by Uber Technologies, Inc., 8.00%, due at 11/01/26, par and fair value of USD 1,130,000 and $1,121,525, respectively)		975	974,625
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 11/14/19 to be repurchased at USD 10,277,914, collateralized by Walgreens Boots Alliance, Inc., 3.45%, due at 06/01/26, par and fair value of USD 10,000,000 and $9,881,871, respectively)		10,225	10,225,000
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 03/19/20 to be repurchased at USD 2,337,104, collateralized by Netflix, Inc., 4.88%, due at 04/15/28, par and fair value of USD 2,457,000 and $2,530,710, respectively)		2,337	2,337,221
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 03/19/20 to be repurchased at USD 2,226,326, collateralized by Kraft Heinz Foods Co., 3.75%, due at 04/01/30, par and fair value of USD 2,450,000 and $2,328,713, respectively)		2,226	2,226,438
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 03/10/20 to be repurchased at USD 4,274,556, collateralized by Hertz Corp. (The), 5.50%, due at 10/15/24, par and fair value of USD 4,925,000 and $2,793,952, respectively)		4,272	4,272,438

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 11/27/19 to be repurchased at USD 1,537,491, collateralized by Lions Gate Capital Holdings LLC, 6.38%, due at 02/01/24, par and fair value of USD 1,540,000 and $1,355,200, respectively)	USD	1,530	$1,530,375
Credit Suisse Securities USA LLC, (0.15)%, Open (Purchased on 03/06/20 to be repurchased at USD 4,013,191, collateralized by Hertz Corp. (The), 6.00%, due at 01/15/28, par and fair value of USD 4,705,000 and $2,470,125, respectively)		4,011	4,011,012
Credit Suisse Securities USA LLC, 0.00%, Open (Purchased on 03/31/20 to be repurchased at USD 369,056, collateralized by Petrobras Global Finance BV, 5.09%, due at 01/15/30, par and fair value of USD 405,000 and $361,463, respectively)		369	369,056
Deutsche Bank AG, 0.05%, Open (Purchased on 02/25/20 to be repurchased at GBP 6,517,966, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 3,618,537 and $7,599,893, respectively)	GBP	6,513	8,089,909
Goldman Sachs International, (2.90)%, Open (Purchased on 02/24/20 to be repurchased at EUR 432,900, collateralized by Garrett LX I SARL, 5.13%, due at 10/15/26, par and fair value of EUR 450,000 and $311,084, respectively)	EUR	434	478,934
Goldman Sachs International, (2.15)%, Open (Purchased on 02/26/20 to be repurchased at GBP 1,104,391, collateralized by Metro Bank plc, 9.50%, due at 10/08/25, par and fair value of GBP 1,000,000 and $1,006,101, respectively)	GBP	1,106	1,374,110
Goldman Sachs International, (1.10)%, Open (Purchased on 10/24/19 to be repurchased at EUR 2,273,540, collateralized by eircom Finance DAC, 1.75%, due at 11/01/24, par and fair value of EUR 2,300,000 and $2,285,540, respectively)	EUR	2,286	2,520,740
Goldman Sachs International, (0.90)%, Open (Purchased on 01/07/20 to be repurchased at EUR 3,317,289, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 3,191,000 and $2,910,505, respectively)		3,325	3,667,132

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Goldman Sachs International, 0.00%, Open (Purchased on 11/13/19 to be repurchased at EUR 930,453, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 900,000 and $784,162, respectively)	EUR	936	$1,032,573
JPMorgan Securities LLC, (21.50)%, Open (Purchased on 03/06/20 to be repurchased at USD 652,820, collateralized by Quorum Health Corp., 11.63%, due at 04/15/23, par and fair value of USD 743,000 and $482,950, respectively)	USD	661	661,270
JPMorgan Securities LLC, (2.60)%, Open (Purchased on 03/30/20 to be repurchased at EUR 53,256, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 100,000 and $49,834, respectively)	EUR	53	58,740
JPMorgan Securities LLC, (2.00)%, Open (Purchased on 03/24/20 to be repurchased at EUR 1,246,549, collateralized by INEOS Group Holdings SA, 5.38%, due at 08/01/24, par and fair value of EUR 1,525,000 and $1,522,140, respectively)		1,247	1,375,409
JPMorgan Securities LLC, (1.85)%, Open (Purchased on 03/20/20 to be repurchased at EUR 585,609, collateralized by eircom Finance DAC, 2.63%, due at 02/15/27, par and fair value of EUR 750,000 and $729,982, respectively)		586	646,197
JPMorgan Securities LLC, (1.65)%, Open (Purchased on 10/25/19 to be repurchased at EUR 707,981, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 700,000 and $684,791, respectively)		714	787,038
JPMorgan Securities LLC, (1.60)%, Open (Purchased on 01/24/20 to be repurchased at EUR 2,158,528, collateralized by Salini Impregilo SpA, 1.75%, due at 10/26/24, par and fair value of EUR 2,300,000 and $1,930,533, respectively)		2,165	2,388,250
JPMorgan Securities LLC, (0.85)%, Open (Purchased on 01/07/20 to be repurchased at EUR 2,581,122, collateralized by National Bank of Greece SA, 8.25%, due at 07/18/29, par and fair value of EUR 2,250,000 and $1,970,207, respectively)		2,587	2,852,885

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
JPMorgan Securities LLC, (0.85)%, Open (Purchased on 12/02/19 to be repurchased at EUR 1,395,584, collateralized by ARD Finance SA, 5.00%, due at 06/30/27, par and fair value of EUR 1,400,000 and $1,188,926, respectively)	EUR	1,400	$1,543,974
JPMorgan Securities LLC, (0.83)%, Open (Purchased on 11/06/19 to be repurchased at EUR 4,688,845, collateralized by Orange SA, 2.38%, par and fair value of EUR 4,400,000 and $4,694,738, respectively)(i)		4,706	5,190,597
JPMorgan Securities LLC, (0.80)%, Open (Purchased on 02/20/20 to be repurchased at EUR 2,416,007, collateralized by Kirk Beauty One GmbH, 8.75%, due at 07/15/23, par and fair value of EUR 2,500,000 and $1,102,900, respectively)		2,418	2,667,033
JPMorgan Securities LLC, (0.80)%, Open (Purchased on 02/25/20 to be repurchased at EUR 467,360, collateralized by Kirk Beauty One GmbH, 8.75%, due at 07/15/23, par and fair value of EUR 500,000 and $220,580, respectively)		468	515,882
JPMorgan Securities LLC, (0.70)%, Open (Purchased on 03/05/20 to be repurchased at EUR 319,376, collateralized by Mulhacen Pte. Ltd., 6.50%, due at 08/01/23, par and fair value of EUR 450,000 and $178,670, respectively)		320	352,436
JPMorgan Securities LLC, (0.20)%, Open (Purchased on 03/03/20 to be repurchased at GBP 697,668, collateralized by TalkTalk Telecom Group plc, 3.88%, due at 02/20/25, par and fair value of GBP 700,000 and $782,523, respectively)	GBP	697	866,323
JPMorgan Securities LLC, (0.05)%, Open (Purchased on 02/26/20 to be repurchased at GBP 1,661,531, collateralized by Metro Bank plc, 9.50%, due at 10/08/25, par and fair value of GBP 1,500,000 and $1,509,151, respectively)		1,661	2,062,731
JPMorgan Securities LLC, 0.00%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,271,104, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,300,000 and $2,034,409, respectively)	EUR	2,283	2,517,751

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
JPMorgan Securities LLC, 0.00%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,708,561, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,700,000 and $2,679,630, respectively)	EUR	2,719	$2,998,672
JPMorgan Securities LLC, 0.00%, Open (Purchased on 11/06/19 to be repurchased at EUR 2,104,767, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,100,000 and $2,084,157, respectively)		2,115	2,332,301
JPMorgan Securities LLC, 0.00%, Open (Purchased on 11/06/19 to be repurchased at EUR 6,097,749, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 5,703,000 and $5,897,177, respectively)		6,132	6,763,020
Merrill Lynch International, (1.45)%, Open (Purchased on 01/09/20 to be repurchased at EUR 1,298,214, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,200,000 and $1,045,549, respectively)		1,303	1,437,034
Merrill Lynch International, (0.85)%, Open (Purchased on 02/26/20 to be repurchased at GBP 552,630, collateralized by Metro Bank plc, 9.50%, due at 10/08/25, par and fair value of GBP 500,000 and $503,051, respectively)	GBP	553	686,695
Merrill Lynch International, 0.00%, Open (Purchased on 11/12/19 to be repurchased at EUR 1,757,174, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,700,000 and $1,481,195, respectively)	EUR	1,768	1,950,115
RBC Capital Markets, LLC, (5.00)%, Open (Purchased on 08/29/19 to be repurchased at USD 2,831,037, collateralized by Calumet Specialty Products Partners LP, 7.63%, due at 01/15/22, par and fair value of USD 2,970,000 and $2,301,750, respectively)	USD	2,844	2,843,775
RBC Capital Markets, LLC, (3.75)%, Open (Purchased on 02/05/20 to be repurchased at USD 1,796,428, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due at 03/01/28, par and fair value of USD 1,650,000 and $1,534,500, respectively)		1,803	1,802,625

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, (2.75)%, Open (Purchased on 08/29/19 to be repurchased at USD 8,514,822, collateralized by Range Resources Corp., 4.88%, due at 05/15/25, par and fair value of USD 10,005,000 and $5,952,975, respectively)	USD	8,442	$8,441,719
RBC Capital Markets, LLC, (2.00)%, Open (Purchased on 11/05/19 to be repurchased at USD 1,115,162, collateralized by CenturyLink, Inc., 7.50%, due at 04/01/24, par and fair value of USD 977,000 and $1,069,815, respectively)		1,117	1,117,444
RBC Capital Markets, LLC, (1.50)%, Open (Purchased on 11/06/19 to be repurchased at USD 1,416,319, collateralized by Washington Prime Group LP, 6.45%, due at 08/15/24, par and fair value of USD 1,485,000 and $872,438, respectively)		1,416	1,416,319
RBC Capital Markets, LLC, (1.25)%, Open (Purchased on 02/25/20 to be repurchased at USD 920,624, collateralized by SM Energy Co., 6.63%, due at 01/15/27, par and fair value of USD 1,040,000 and $302,708, respectively)		920	920,400
RBC Capital Markets, LLC, (0.35)%, Open (Purchased on 03/13/20 to be repurchased at USD 2,165,782, collateralized by Host Hotels & Resorts LP, 4.75%, due at 03/01/23, par and fair value of USD 2,325,000 and $2,181,609, respectively)		2,165	2,165,156
RBC Capital Markets, LLC, (0.20)%, Open (Purchased on 03/17/20 to be repurchased at USD 4,234,644, collateralized by Beacon Roofing Supply, Inc., 4.88%, due at 11/01/25, par and fair value of USD 4,699,000 and $4,240,847, respectively)		4,235	4,234,974
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/25/20 to be repurchased at USD 10,362,241, collateralized by AT&T, Inc., 4.50%, due at 03/09/48, par and fair value of USD 10,000,000 and $10,829,248, respectively)		10,363	10,362,500
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/18/20 to be repurchased at USD 5,151,137, collateralized by Terrier Media Buyer, Inc., 8.88%, due at 12/15/27, par and fair value of USD 6,490,000 and $5,484,050, respectively)		5,151	5,151,437

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 08/29/19 to be repurchased at USD 1,851,912, collateralized by Penn National Gaming, Inc., 5.63%, due at 01/15/27, par and fair value of USD 1,787,000 and $1,304,510, respectively)	USD	1,832	$1,831,675
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 08/29/19 to be repurchased at USD 973,382, collateralized by Transocean, Inc., 7.50%, due at 01/15/26, par and fair value of USD 1,038,000 and $487,860, respectively)		963	962,745
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/26/20 to be repurchased at USD 6,415,866, collateralized by Boeing Co. (The), 3.75%, due at 02/01/40, par and fair value of USD 8,020,000 and $7,319,176, respectively)		6,416	6,416,000
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 01/30/20 to be repurchased at USD 12,090,545, collateralized by QUALCOMM, Inc., 4.30%, due at 05/20/47, par and fair value of USD 10,000,000 and $11,999,691, respectively)		12,063	12,062,500
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 02/14/20 to be repurchased at USD 5,758,439, collateralized by Bausch Health Cos., Inc., 6.13%, due at 04/15/25, par and fair value of USD 5,443,000 and $5,361,355, respectively)		5,749	5,749,169
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 11/05/19 to be repurchased at USD 8,312,069, collateralized by CNX Resources Corp., 7.25%, due at 03/14/27, par and fair value of USD 9,900,000 and $6,988,509, respectively)		8,267	8,266,500
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 02/18/20 to be repurchased at USD 6,535,993, collateralized by Southwestern Energy Co., 6.20%, due at 01/23/25, par and fair value of USD 7,934,000 and $5,402,657, respectively)		6,526	6,525,715
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 02/18/20 to be repurchased at USD 5,121,335, collateralized by Kraft Heinz Foods Co., 4.63%, due at 01/30/29, par and fair value of USD 4,675,000 and $4,677,581, respectively)		5,113	5,113,281

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 02/26/20 to be repurchased at USD 11,014,025, collateralized by ViacomCBS, Inc., 4.38%, due at 03/15/43, par and fair value of USD 10,000,000 and $8,862,180, respectively)	USD	11,000	$11,000,000
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/09/20 to be repurchased at USD 51,327, collateralized by Netflix, Inc., 4.88%, due at 06/15/30, par and fair value of USD 48,000 and $48,727, respectively)		51	51,300
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/10/20 to be repurchased at USD 9,697,106, collateralized by Panther BF Aggregator 2 LP, 8.50%, due at 05/15/27, par and fair value of USD 9,410,000 and $8,209,284, respectively)		9,692	9,692,300
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/18/20 to be repurchased at USD 23,921,267, collateralized by Tenet Healthcare Corp., 6.75%, due at 06/15/23, par and fair value of USD 26,955,000 and $24,865,988, respectively)		23,923	23,922,562
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/18/20 to be repurchased at USD 5,881,519, collateralized by Uber Technologies, Inc., 7.50%, due at 09/15/27, par and fair value of USD 6,790,000 and $6,703,088, respectively)		5,882	5,881,838
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/17/20 to be repurchased at USD 6,745,219, collateralized by Mattel, Inc., 6.75%, due at 12/31/25, par and fair value of USD 7,110,000 and $7,230,159, respectively)		6,746	6,745,612
RBC Capital Markets, LLC, (0.15)%, Open (Purchased on 03/17/20 to be repurchased at USD 5,748,883, collateralized by Bombardier, Inc., 7.88%, due at 04/15/27, par and fair value of USD 6,875,000 and $4,588,031, respectively)		5,749	5,749,219
RBC Europe Ltd., (2.50)%, Open (Purchased on 02/21/20 to be repurchased at EUR 782,724, collateralized by Garrett LX I SARL, 5.13%, due at 10/15/26, par and fair value of EUR 800,000 and $553,039, respectively)	EUR	785	865,653

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Europe Ltd., (2.20)%, Open (Purchased on 10/28/19 to be repurchased at EUR 3,967,464, collateralized by Valeo SA, 1.50%, due at 06/18/25, par and fair value of EUR 3,800,000 and $3,584,947, respectively)	EUR	4,009	$4,421,610
RBC Europe Ltd., (2.00)%, Open (Purchased on 10/28/19 to be repurchased at EUR 1,781,071, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,750,000 and $1,711,976, respectively)		1,798	1,983,055
RBC Europe Ltd., (1.00)%, Open (Purchased on 10/28/19 to be repurchased at EUR 1,703,780, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 1,600,000 and $1,654,477, respectively)		1,712	1,888,006
RBC Europe Ltd., (0.30)%, Open (Purchased on 03/23/20 to be repurchased at GBP 562,410, collateralized by TalkTalk Telecom Group plc, 3.88%, due at 02/20/25, par and fair value of GBP 700,000 and $782,523, respectively)	GBP	562	698,628

Total Borrowed Bond Agreements — 2.1% (Cost: $620,329,299)			618,547,609

Foreign Government Obligations — 0.1%(aa)

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills:
13.80%, 05/26/20	EGP	29,100	1,808,878
16.07%, 07/28/20		425,825	25,891,188

			27,700,066

Nigeria — 0.0%
Nigeria OMO Bills:
12.81%, 05/28/20	NGN	619,181	1,586,732
11.75%, 07/30/20		698,425	1,808,527

			3,395,259

Nigeria Treasury Bills, 12.81%, 05/28/20		777,675	1,992,893

Total Foreign Government Obligations — 0.1% (Cost: $32,701,176)			33,088,218

Security		Shares	Value

Money Market Funds — 13.1%(ab)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%		3,586,491,157	$3,586,491,157
SL Liquidity Series, LLC, Money Market Series, 0.88%(ac)		242,715,067	242,642,253

Total Money Market Funds — 13.1% (Cost: $3,829,134,999)			3,829,133,410

Total Short-Term Securities — 15.3% (Cost: $4,482,165,474)			4,480,769,237

Total Options Purchased — 1.1% (Cost: $278,752,023)			314,175,796

Total Investments Before Options Written, Borrowed Bonds, TBA Sale Commitments and Investments Sold Short — 146.0% (Cost: $44,579,038,219)			42,606,097,349

Total Options Written — (1.5)% (Premiums Received — $313,490,557)			(450,352,271)

		Par (000)

Borrowed Bonds — (1.8)%

Corporate Bonds — (1.3)%

Brazil — (0.0)%
Petrobras Global Finance BV, 5.09%, 01/15/30	USD	10,000	(8,925,000)

Canada — (0.1)%
Bombardier, Inc., 7.88%, 04/15/27(a)		6,875	(4,588,031)
Canadian Natural Resources Ltd., 6.25%, 03/15/38		19,800	(15,411,941)
Cenovus Energy, Inc., 4.25%, 04/15/27		19,800	(9,695,816)
Precision Drilling Corp., 5.25%, 11/15/24		5,475	(1,916,250)

			(31,612,038)

Denmark — (0.1)%
Carlsberg Breweries A/S, 2.50%, 05/28/24	EUR	15,000	(17,341,889)

France — (0.1)%
Elis SA, 1.63%, 04/03/28		2,000	(1,828,559)
Orange SA, (EUR Swap Annual 5 Year + 2.36%), 2.38%(b)(i)		4,400	(4,694,738)
Valeo SA, 1.50%, 06/18/25		3,800	(3,584,947)

			(10,108,244)

Germany — (0.1)%
HeidelbergCement Finance Luxembourg SA, 1.75%, 04/24/28		10,000	(10,340,482)
Kirk Beauty One GmbH, 8.75%, 07/15/23		3,000	(1,323,480)

			(11,663,962)

Greece — (0.0)%
National Bank of Greece SA, (EUR Swap Annual 5 Year + 8.46%), 8.25%, 07/18/29(b)		2,250	(1,970,207)

Ireland — (0.0)%
eircom Finance DAC:
1.75%, 11/01/24		4,800	(4,769,822)
2.63%, 02/15/27		2,750	(2,676,600)

			(7,446,422)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Israel — (0.0)%
Teva Pharmaceutical Finance Netherlands III BV:
2.80%, 07/21/23	USD	1,700	$(1,538,500)
6.75%, 03/01/28		1,650	(1,534,500)

			(3,073,000)

Italy — (0.0)%
Salini Impregilo SpA, 1.75%, 10/26/24	EUR	2,300	(1,930,533)

Luxembourg — (0.1)%
ARD Finance SA, 5.00%, (5.00% Cash or 5.75% PIK), 06/30/27(j)(m)		5,900	(5,010,475)
INEOS Finance plc, 2.88%, 05/01/26		8,800	(8,733,609)
INEOS Group Holdings SA, 5.38%, 08/01/24		1,525	(1,522,140)
Ypso Finance Bis SA, 6.00%, 02/15/28(a)	USD	6,250	(5,498,000)

			(20,764,224)

Mexico — (0.0)%
Cemex SAB de CV, 5.45%, 11/19/29(a)		2,800	(2,284,800)

Netherlands — (0.0)%
Lincoln Financing SARL, 3.63%, 04/01/24	EUR	4,000	(3,648,393)
Maxeda DIY Holding BV, 6.13%, 07/15/22		1,100	(548,174)
Starfruit Finco BV, 6.50%, 10/01/26		4,000	(3,485,164)

			(7,681,731)

Singapore — (0.0)%
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(j)		450	(178,670)

Spain — (0.0)%
Banco Bilbao Vizcaya Argentaria SA, 3.50%, 02/10/27		2,900	(3,176,335)
Gestamp Automocion SA, 3.25%, 04/30/26		4,900	(4,334,176)
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		2,450	(2,396,767)

			(9,907,278)

Switzerland — (0.0)%
Garrett LX I SARL, 5.13%, 10/15/26		1,705	(1,178,663)

United Kingdom — (0.0)%
Metro Bank plc, (GUKG1 + 9.22%), 9.50%, 10/08/25(b)	GBP	3,000	(3,018,303)
Motion Bondco DAC, 4.50%, 11/15/27	EUR	5,600	(4,487,038)
TalkTalk Telecom Group plc, 3.88%, 02/20/25	GBP	1,400	(1,565,046)

			(9,070,387)

United States — (0.8)%
Ally Financial, Inc., 3.88%, 05/21/24	USD	4,165	(3,748,500)
AT&T, Inc., 4.50%, 03/09/48		10,000	(10,829,248)
Bausch Health Cos., Inc.(a):
5.00%, 01/30/28		2,260	(2,139,542)
6.13%, 04/15/25		5,443	(5,361,355)
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)		5,829	(5,260,672)
Boeing Co. (The), 3.75%, 02/01/50		8,020	(7,319,176)
Calumet Specialty Products Partners LP, 7.63%, 01/15/22		4,950	(3,836,250)
CenturyLink, Inc., Series Y, 7.50%, 04/01/24		1,565	(1,713,675)
CNX Resources Corp., 7.25%, 03/14/27(a)		9,900	(6,988,509)

Security		Par (000)	Value

United States (continued)
Continental Resources, Inc., 4.38%, 01/15/28	USD	3,310	$(1,530,007)
DISH DBS Corp., 7.75%, 07/01/26		7,808	(8,022,720)
Everi Payments, Inc., 7.50%, 12/15/25(a)		861	(654,360)
Ford Motor Co., 4.35%, 12/08/26		6,895	(5,380,031)
Front Range BidCo, Inc., 6.13%, 03/01/28(a)		1,130	(1,073,500)
Hertz Corp. (The)(a):
5.50%, 10/15/24		4,925	(2,793,952)
6.00%, 01/15/28		4,705	(2,470,125)
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23		2,325	(2,181,609)
Kraft Heinz Foods Co.:
3.75%, 04/01/30(a)		2,450	(2,328,713)
4.63%, 01/30/29		4,675	(4,677,581)
4.88%, 10/01/49(a)		1,130	(1,027,469)
Lions Gate Capital Holdings LLC(a):
5.88%, 11/01/24		1,520	(1,299,600)
6.38%, 02/01/24		1,540	(1,355,200)
Mattel, Inc., 6.75%, 12/31/25(a)		8,240	(8,379,256)
Netflix, Inc.:
4.38%, 11/15/26		2,565	(2,603,475)
4.88%, 04/15/28		2,457	(2,530,710)
4.88%, 06/15/30(a)		48	(48,727)
Nine Energy Service, Inc., 8.75%, 11/01/23(a)		9,900	(2,475,990)
Panther BF Aggregator 2 LP, 8.50%, 05/15/27(a)		9,410	(8,209,284)
Penn National Gaming, Inc., 5.63%, 01/15/27(a)		1,787	(1,304,510)
QUALCOMM, Inc., 4.30%, 05/20/47 .		10,000	(11,999,691)
Quorum Health Corp., 11.63%, 04/15/23		743	(482,950)
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		3,580	(3,213,050)
Range Resources Corp., 4.88%, 05/15/25		10,005	(5,952,975)
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(a)		3,660	(3,861,300)
Sally Holdings LLC, 5.63%, 12/01/25		10,005	(8,166,581)
SM Energy Co., 6.63%, 01/15/27		10,352	(3,013,105)
Southwestern Energy Co.:
6.20%, 01/23/25(e)		7,934	(5,402,657)
7.50%, 04/01/26		1,038	(679,890)
7.75%, 10/01/27		6,890	(4,530,175)
Sprint Capital Corp., 6.88%, 11/15/28		1,130	(1,290,686)
SRS Distribution, Inc., 8.25%, 07/01/26(a)		976	(741,760)
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		1,130	(1,177,697)
Tenet Healthcare Corp., 6.75%, 06/15/23		28,085	(25,908,413)
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)		6,490	(5,484,050)
Transocean, Inc.:
5.80%, 10/15/22(e)		12,915	(7,619,850)
7.50%, 01/15/26(a)		1,038	(487,860)
Uber Technologies, Inc.(a):
7.50%, 09/15/27		6,790	(6,703,088)
8.00%, 11/01/26		1,130	(1,121,525)
ViacomCBS, Inc., 4.38%, 03/15/43		10,000	(8,862,180)
W&T Offshore, Inc., 9.75%, 11/01/23(a)		1,980	(445,500)
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26		10,000	(9,881,871)
Walt Disney Co. (The), 2.75%, 09/01/49		10,000	(9,835,676)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Washington Prime Group LP, 6.45%, 08/15/24(e)	USD	14,850	$(8,724,375)

			(243,130,651)

Total Corporate Bonds — (1.3)% (Proceeds: $472,827,721)			(388,267,699)

Foreign Agency Obligations — (0.1)%

Saudi Arabia — (0.1)%
Saudi Arabian Oil Co.(a):
3.50%, 04/16/29		8,619	(8,468,167)
4.25%, 04/16/39		10,000	(9,850,000)

			(18,318,167)

South Africa — (0.0)%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21		10,000	(8,450,000)

Total Foreign Agency Obligations — (0.1)% (Proceeds: $28,489,135)			(26,768,167)

Foreign Government Obligations — (0.4)%

Portugal — (0.2)%
Portuguese Republic(a):
2.13%, 10/17/28	EUR	32,565	(39,838,318)
2.88%, 07/21/26		23,985	(30,339,011)

			(70,177,329)

United Kingdom — (0.2)%
U.K. Treasury Inflation Linked Bonds, 0.13%, 03/22/46	GBP	20,388	(42,819,833)

Total Foreign Government Obligations — (0.4)% (Proceeds: $103,575,594)			(112,997,162)

Total Borrowed Bonds — (1.8)% (Proceeds: $604,892,450)			(528,033,028)

TBA Sale Commitments — (37.4)%(v)
Government National Mortgage Association:
2.50%, 04/15/50	USD	246,946	(258,077,864)
3.00%, 04/15/50		1,063,893	(1,124,609,703)
3.50%, 04/15/50		225,114	(237,268,220)
4.50%, 04/15/50		70,346	(74,654,692)

Security		Par (000)	Value

TBA Sale Commitments (continued)
Uniform Mortgage-Backed Securities:
2.00%, 04/25/35	USD	25,323	$(25,997,126)
3.00%, 04/25/35 - 05/25/50		3,174,495	(3,324,354,637)
2.50%, 04/25/50		973,704	(1,008,696,487)
3.50%, 04/25/50 - 11/25/50		927,835	(980,555,015)
4.00%, 04/25/50		3,636,488	(3,878,012,442)

Total TBA Sale Commitments — (37.4)% (Proceeds: $10,779,390,589)			(10,912,226,186)

Investments Sold Short — (0.2)%

		Shares

Common Stocks — (0.0)%

United States — (0.0)%
Sprint Corp.(f)		115,000	(991,300)

Total Common Stocks — (0.0)% (Proceeds: $919,750)			(991,300)

		Par (000)

Corporate Bonds — (0.0)%

United States — (0.0)%
Tenet Healthcare Corp., 6.75%, 06/15/23		245	(226,012)

Total Corporate Bonds — (0.0)% (Proceeds: $224,297)			(226,012)

U.S. Treasury Obligations — (0.2)%
U.S. Treasury Notes:
0.50%, 03/31/25		60,000	(60,367,969)
1.63%, 08/15/29		2,930	(3,180,080)

Total U.S. Treasury Obligations — (0.2)% (Proceeds: $63,803,235)			(63,548,049)

Total Investments Sold Short — (0.2)% (Proceeds: $64,947,282)			(64,765,361)

Total Investments Net of Options Written, Borrowed Bonds, TBA Sale Commitments and Investments Sold Short — 105.1% (Cost: $32,816,317,341)			30,650,720,503

Liabilities in Excess of Other Assets — (5.1)%			(1,477,643,748)

Net Assets — 100.0%			$29,173,076,755

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,951,743, representing 0.07% of its net assets as of period end, and an original cost of $25,994,999.

(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Perpetual security with no stated maturity date.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Zero-coupon bond.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

(l)	Convertible security.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Fixed rate.
(q)	Security, or a portion of the security, is on loan.
(r)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(s)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(t)	When-issued security.
(u)	Amount is less than 500.
(v)	Represents or includes a TBA transaction.
(w)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(y)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(z)	The amount to be repurchased assumes the maturity will be the day after the period end.
(aa)	Rates are discount rates or a range of discount rates as of period end.
(ab)	Annualized 7-day yield as of period end.
(ac)	Security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	2,603,308,718	983,182,439	—	3,586,491,157	$3,586,491,157	$7,589,658		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	276,027,206	—	(33,312,139)	242,715,067	242,642,253	318,915	(c)	(134,223)	(3,320)
BlackRock Liquid Environmentally Aware Fund	365,596,635	1,561,814	—	367,158,449	367,048,302	1,584,261		—	(183,918)
iShares 20+ Year Treasury Bond ETF(d)	—	121,061	(121,061)	—	—	—		438,056	—
iShares China Large-Cap ETF	1,171,243	2,252,943	(3,157,067)	267,119	10,027,647	—		(6,665,517)	(3,098,669)
iShares iBoxx $ High Yield Corporate Bond ETF	79,197	2,100,043	(2,166,740)	12,500	963,375	327,888		14,867,585	(266,527)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	351,003	—	351,003	43,352,381	—		—	20,837
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,443	100,000	—	104,443	10,097,549	3,677		—	(119,791)
iShares MSCI Emerging Markets ETF	3,670,117	1,950,000	(4,313,909)	1,306,208	44,580,879	—		(11,719,774)	(7,429,139)
iShares Preferred & Income Securities ETF(d)	—	1,273,000	(1,273,000)	—	—	204,115		(7,679,522)	—
iShares Russell 2000 ETF	350,000	414,800	(350,631)	414,169	47,405,784	173,910		(15,340,382)	(21,295,068)
iShares S&P 500 Value ETF	339,136	—	—	339,136	32,641,840	278,668		—	(11,476,362)

					$4,385,251,167	$10,481,092		$(26,233,777)	$(43,851,957)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

71

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund Futures Call Options, Strike Price EUR 179.50	159	04/24/20	$19	$(300,825)
Euro-Schatz Futures Call Options, Strike Price EUR 112.80	1,111	04/24/20	18	(207,461)
CBOE Volatility Index	40	05/20/20	1,637	4,899
Euro-BTP	5,393	06/08/20	663,552	(5,345,411)
Euro-OAT	544	06/08/20	100,322	(2,250,956)
Euro-Schatz	4	06/08/20	495	(942)
Australia 10 Year Bond	1,127	06/15/20	104,406	422,426
Japan 10 Year Bond	108	06/15/20	153,244	(1,981,879)
U.S. Treasury 10 Year Ultra Note	16,574	06/19/20	2,586,062	92,910,368
U.S. Treasury Ultra Bond	3,094	06/19/20	686,481	30,197,960
U.S. Treasury 2 Year Note	17,082	06/30/20	3,764,579	11,176,129
90-day Eurodollar	3,527	12/14/20	878,752	10,226,905
90-day Eurodollar	452	06/13/22	112,565	1,343,963

				136,195,176

Short Contracts
Euro-Bund Futures Call Options, Strike Price EUR 179.00	159	04/24/20	23	332,452
Euro-Bobl	678	06/08/20	101,105	177,840
Euro-BTP	627	06/08/20	97,788	(2,632,428)
Euro-Bund	2,405	06/08/20	457,578	6,754,441
Euro-Buxl	803	06/08/20	185,893	6,509,236
90-day Eurodollar	26	06/15/20	6,466	289
EURO STOXX 50 Index	344	06/19/20	10,422	(262,370)
MSCI Emerging Markets E-Mini Index	395	06/19/20	16,647	721,806
NASDAQ 100 E-Mini Index	1,293	06/19/20	201,352	(15,105,576)
Russell 2000 E-Mini Index	110	06/19/20	6,312	(877,564)
S&P 500 E-Mini Index	7,150	06/19/20	918,668	(34,125,452)
U.S. Treasury 10 Year Note	12,182	06/19/20	1,689,491	(26,727,817)
U.S. Treasury Long Bond	6,122	06/19/20	1,096,221	(33,091,059)
Long Gilt	124	06/26/20	20,976	(127,895)
U.S. Treasury 5 Year Note	33,022	06/30/20	4,139,617	(23,452,725)
90-day Eurodollar	26	09/14/20	6,477	(1,336)
90-day Eurodollar	3,579	03/15/21	892,200	(20,060,205)
90-day Eurodollar	26	06/14/21	6,481	(6,536)
90-day Eurodollar	26	09/13/21	6,480	(6,861)
90-day Eurodollar	26	12/13/21	6,479	(7,186)
90-day Eurodollar	26	03/14/22	6,478	(7,836)

				(141,996,782)

				$(5,801,606)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	840,798,750,000	USD	51,425,000	JPMorgan Chase Bank NA	04/02/20	$126,119
JPY	323,276	USD	3,000	Morgan Stanley & Co. International plc	04/02/20	7
USD	45,802,500	BRL	221,174,004	Citibank NA	04/02/20	3,237,113
USD	7,218,500	BRL	36,337,929	Deutsche Bank AG	04/02/20	225,192
USD	17,325,000	BRL	78,483,983	Morgan Stanley & Co. International plc	04/02/20	2,220,598
USD	2,656,000	GBP	2,076,036	Standard Chartered Bank	04/02/20	77,355
USD	2,656,000	HUF	814,524,816	HSBC Bank plc	04/02/20	165,802
USD	15,936,512	IDR	229,422,029,631	Bank of America NA	04/02/20	1,870,171
USD	15,936,512	IDR	229,947,934,534	BNP Paribas SA	04/02/20	1,837,926
USD	19,551,976	IDR	285,263,324,004	JPMorgan Chase Bank NA	04/02/20	2,061,888
USD	1,328,000	MXN	25,801,399	Bank of America NA	04/02/20	240,366
USD	1,325,000	MXN	25,835,181	Goldman Sachs International	04/02/20	235,942

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,000	MXN	59,196	UBS AG	04/02/20	$505
USD	2,653,000	SEK	25,663,886	State Street Bank and Trust Co.	04/02/20	58,736
USD	64,945,377	ZAR	1,146,629,324	Bank of America NA	04/02/20	835,941
USD	11,687,000	ZAR	202,947,385	Deutsche Bank AG	04/02/20	339,966
USD	1,327,000	ZAR	20,476,274	Goldman Sachs International	04/02/20	182,147
USD	14,953,000	ZAR	240,392,390	Morgan Stanley & Co. International plc	04/02/20	1,512,370
AUD	57,236,000	USD	34,669,219	Deutsche Bank AG	04/03/20	536,808
AUD	1,206,000	USD	728,419	JPMorgan Chase Bank NA	04/03/20	13,395
AUD	1,206,000	USD	739,164	Morgan Stanley & Co. International plc	04/03/20	2,650
EUR	15,092,000	JPY	1,761,754,055	Citibank NA	04/03/20	260,371
EUR	89,717,000	USD	97,525,519	Deutsche Bank AG	04/03/20	1,426,180
GBP	21,761,000	USD	26,971,665	Barclays Bank plc	04/03/20	58,015
GBP	473,987,000	USD	587,762,840	JPMorgan Chase Bank NA	04/03/20	983,867
JPY	9,919,336,000	USD	92,041,718	Royal Bank of Canada	04/03/20	212,372
USD	39,312,412	AUD	59,648,000	State Street Bank and Trust Co.	04/03/20	2,622,757
USD	2,487,227	EUR	2,199,000	Goldman Sachs International	04/03/20	61,880
USD	5,824,054	EUR	5,135,000	Morgan Stanley & Co. International plc	04/03/20	160,502
USD	639,832,199	GBP	495,748,000	Bank of America NA	04/03/20	24,055,812
USD	1,328,000	IDR	18,866,417,920	BNP Paribas SA	04/03/20	170,621
USD	1,328,000	IDR	18,881,504,000	JPMorgan Chase Bank NA	04/03/20	169,695
USD	3,000	IDR	43,522,500	Royal Bank of Canada	04/03/20	330
USD	2,340,022	JPY	247,004,000	Canadian Imperial Bank of Commerce	04/03/20	42,778
USD	3,855,482	JPY	406,979,000	Morgan Stanley & Co. International plc	04/03/20	70,402
USD	2,738,509	MXN	63,067,000	Goldman Sachs International	04/03/20	80,574
USD	3,000	RUB	201,048	BANCO SANTANDER S.A. NEW YORK	04/03/20	441
USD	2,653,000	RUB	175,879,680	Goldman Sachs International	04/03/20	413,975
USD	11,429,000	BRL	58,563,225	JPMorgan Chase Bank NA	04/06/20	161,486
USD	15,695,000	KRW	18,582,880,000	BNP Paribas SA	04/06/20	431,190
USD	20,707,000	MXN	435,913,411	BNP Paribas SA	04/06/20	2,347,958
USD	17,325,000	MXN	351,846,235	Goldman Sachs International	04/06/20	2,506,553
USD	1,326,000	INR	98,238,036	JPMorgan Chase Bank NA	04/07/20	33,147
USD	3,000	INR	222,225	Royal Bank of Canada	04/07/20	75
USD	1,327,000	INR	97,733,815	Toronto Dominion Bank	04/07/20	40,783
CAD	19,548,133	USD	13,788,000	Morgan Stanley & Co. International plc	04/09/20	103,510
KRW	17,836,208,250	USD	14,581,000	BNP Paribas SA	04/09/20	68,622
KRW	11,829,776,000	USD	9,359,000	JPMorgan Chase Bank NA	04/09/20	357,289
USD	27,577,000	CAD	37,532,849	Morgan Stanley & Co. International plc	04/09/20	904,993
USD	13,772,000	ZAR	214,165,810	Citibank NA	04/09/20	1,810,624
USD	17,232,000	RUB	1,183,579,920	Citibank NA	04/10/20	2,176,140
USD	17,236,000	RUB	1,287,184,480	JPMorgan Chase Bank NA	04/10/20	862,227
JPY	1,711,595,283	USD	15,599,000	Citibank NA	04/13/20	326,261
JPY	1,303,524,498	USD	11,724,000	HSBC Bank plc	04/13/20	404,433
JPY	5,121,867,225	USD	46,797,000	JPMorgan Chase Bank NA	04/13/20	858,584
JPY	1,707,223,195	USD	15,599,000	UBS AG	04/13/20	285,582
RUB	1,879,658,280	USD	23,796,000	Citibank NA	04/13/20	124,370
USD	17,256,000	JPY	1,762,244,669	BNP Paribas SA	04/13/20	859,480
USD	72,822,000	JPY	7,556,015,638	JPMorgan Chase Bank NA	04/13/20	2,518,277
USD	16,874,000	JPY	1,795,832,324	Morgan Stanley & Co. International plc	04/13/20	164,969
USD	16,874,000	JPY	1,797,977,684	Standard Chartered Bank	04/13/20	145,008
USD	18,141,000	RUB	1,305,154,245	Bank of America NA	04/13/20	1,531,719
USD	13,805,000	RUB	999,482,000	Deutsche Bank AG	04/13/20	1,085,678
AUD	76,016,203	USD	46,689,000	JPMorgan Chase Bank NA	04/14/20	71,574
CAD	65,936,774	USD	46,689,000	Citibank NA	04/14/20	170,832
EUR	42,461,723	USD	46,689,000	Deutsche Bank AG	04/14/20	161,899
USD	2,639,000	ZAR	46,480,100	Citibank NA	04/14/20	45,144
USD	57,681,787	ZAR	956,096,179	JPMorgan Chase Bank NA	04/14/20	4,326,144
USD	13,805,000	ZAR	225,764,209	UBS AG	04/14/20	1,206,064
IDR	321,132,110,005	USD	19,403,769	Deutsche Bank AG	04/15/20	325,625
USD	30,328,768	IDR	443,095,966,000	Bank of America NA	04/15/20	3,106,281
USD	15,123,863	IDR	221,564,600,000	HSBC Bank plc	04/15/20	1,511,599
USD	6,042,618	IDR	88,494,141,000	JPMorgan Chase Bank NA	04/15/20	605,803
EUR	14,184,000	USD	15,242,236	HSBC Bank plc	04/16/20	409,340
EUR	20,248,000	USD	21,858,704	JPMorgan Chase Bank NA	04/16/20	484,295

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,868,350,000	USD	24,502,951	Bank of America NA	04/16/20	$32,976
INR	6,109,450,000	USD	79,786,670	Deutsche Bank AG	04/16/20	445,095
MYR	50,275,000	USD	11,297,753	Goldman Sachs International	04/16/20	334,711
MYR	257,080,284	USD	58,304,098	Natwest Markets plc	04/16/20	1,178,288
USD	16,482,523	AUD	24,933,702	HSBC Bank plc	04/16/20	1,144,622
USD	51,455,424	CNH	357,785,000	JPMorgan Chase Bank NA	04/16/20	1,019,452
USD	215,312,135	CNY	1,494,976,749	HSBC Bank plc	04/16/20	4,569,354
USD	10,337,024	CNY	71,900,000	Natwest Markets plc	04/16/20	201,478
USD	51,513,323	CNY	357,785,783	UBS AG	04/16/20	1,077,240
USD	37,292,227	IDR	585,204,630,000	Bank of America NA	04/16/20	1,350,130
USD	37,212,366	IDR	585,175,370,000	Deutsche Bank AG	04/16/20	1,272,065
USD	69,243,326	IDR	981,939,603,562	HSBC Bank plc	04/16/20	8,934,559
USD	21,936,044	INR	1,654,855,150	Bank of America NA	04/16/20	203,818
USD	127,154,694	INR	9,425,977,479	Citibank NA	04/16/20	3,368,950
USD	40,459,060	INR	3,014,200,000	Deutsche Bank AG	04/16/20	875,368
USD	66,866,460	INR	5,015,653,175	HSBC Bank plc	04/16/20	998,876
USD	915,419	JPY	97,390,126	Morgan Stanley & Co. International plc	04/16/20	9,100
USD	93,138,026	MYR	392,061,364	Goldman Sachs International	04/16/20	2,424,162
USD	12,309,953	MYR	51,240,180	Morgan Stanley & Co. International plc	04/16/20	454,170
USD	5,737,240	SGD	7,978,017	BNP Paribas SA	04/16/20	122,996
JPY	1,188,911,888	CAD	15,434,000	Morgan Stanley & Co. International plc	04/17/20	95,736
USD	9,625,000	ZAR	158,722,939	Bank of America NA	04/17/20	771,663
USD	11,507,000	COP	46,752,941,000	JPMorgan Chase Bank NA	04/20/20	12,275
CNY	64,871,333	USD	9,140,000	Goldman Sachs International	04/24/20	4,151
MXN	218,623,944	USD	9,140,000	JPMorgan Chase Bank NA	04/24/20	43,367
AUD	20,210,000	USD	12,052,132	JPMorgan Chase Bank NA	04/27/20	380,866
MXN	210,901,027	USD	8,748,000	Bank of America NA	04/27/20	107,480
MXN	148,445,298	USD	6,012,000	JPMorgan Chase Bank NA	04/27/20	221,039
MXN	212,945,697	USD	8,766,000	UBS AG	04/27/20	175,334
USD	45,676,377	ZAR	816,099,828	BNP Paribas SA	04/29/20	244,184
EUR	10,444,000	USD	11,470,384	Bank of America NA	04/30/20	61,472
GBP	7,257,000	USD	8,768,965	JPMorgan Chase Bank NA	04/30/20	250,788
USD	26,119,772	GBP	20,000,000	State Street Bank and Trust Co.	04/30/20	1,261,694
AUD	19,124,000	USD	11,723,050	Deutsche Bank AG	05/04/20	42,239
EUR	5,590,000	USD	6,170,018	JPMorgan Chase Bank NA	05/04/20	3,258
EUR	15,738,000	USD	17,377,648	UBS AG	05/04/20	2,498
USD	2,379,812,944	EUR	2,154,057,000	UBS AG	05/05/20	906,855
USD	28,775,000	RUB	1,916,990,500	Deutsche Bank AG	05/06/20	4,333,910
USD	41,564,573	EUR	36,616,385	JPMorgan Chase Bank NA	06/12/20	1,068,913
EUR	5,617,175	USD	6,072,103	Morgan Stanley & Co. International plc	06/16/20	141,083
HKD	49,448,289	USD	6,371,217	HSBC Bank plc	06/16/20	5,094
INR	1,336,415,998	USD	17,369,587	JPMorgan Chase Bank NA	06/16/20	7,475
JPY	518,320,000	USD	4,705,190	Bank of America NA	06/16/20	130,916
USD	5,421,327	CNY	37,712,376	HSBC Bank plc	06/16/20	108,939
USD	5,795,657	COP	23,526,892,000	Natwest Markets plc	06/16/20	35,616
USD	35,936,796	EUR	32,031,771	Bank of America NA	06/16/20	506,294
USD	40,546,980	JPY	4,336,195,358	JPMorgan Chase Bank NA	06/16/20	88,768
USD	40,535,798	JPY	4,336,195,358	UBS AG	06/16/20	77,586
USD	6,154,737	TWD	182,684,890	HSBC Bank plc	06/16/20	45,269
CHF	5,082,115	USD	5,276,830	Citibank NA	06/17/20	22,673
CNY	41,624,600	USD	5,840,000	Bank of America NA	06/17/20	23,391
CNY	156,820,000	USD	21,960,788	Societe Generale SA	06/17/20	129,441
COP	27,874,860,000	USD	6,760,000	JPMorgan Chase Bank NA	06/17/20	64,044
EUR	162,815,000	GBP	144,498,313	Goldman Sachs International	06/17/20	374,387
EUR	79,772,400	USD	86,990,909	Barclays Bank plc	06/17/20	1,248,960
EUR	75,550,000	USD	81,135,185	UBS AG	06/17/20	2,434,096
GBP	64,896,330	EUR	71,207,290	JPMorgan Chase Bank NA	06/17/20	1,950,497
GBP	25,950,785	EUR	28,482,916	Morgan Stanley & Co. International plc	06/17/20	770,563
GBP	47,624,561	EUR	53,387,173	State Street Bank and Trust Co.	06/17/20	180,028
IDR	94,905,814,080	USD	5,744,904	Bank of America NA	06/17/20	1,074
IDR	250,219,175,000	USD	14,830,000	Deutsche Bank AG	06/17/20	319,270
IDR	190,098,873,360	USD	11,489,808	Goldman Sachs International	06/17/20	19,539
JPY	5,372,190,188	USD	49,628,724	Citibank NA	06/17/20	497,646

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,167,151,652	USD	20,005,000	Goldman Sachs International	06/17/20	$216,072
JPY	12,796,315,096	USD	119,024,961	Morgan Stanley & Co. International plc	06/17/20	373,795
MXN	57,267,034	USD	2,262,000	UBS AG	06/17/20	124,719
USD	39,976,584	BRL	200,935,518	Citibank NA	06/17/20	1,493,615
USD	47,754,416	BRL	241,862,526	Goldman Sachs International	06/17/20	1,433,148
USD	5,762,705	BRL	28,292,000	Morgan Stanley & Co. International plc	06/17/20	344,250
USD	62,441,732	CNY	437,098,369	Bank of America NA	06/17/20	870,484
USD	62,149,988	CNY	434,923,750	BNP Paribas SA	06/17/20	885,064
USD	111,616,559	CNY	781,962,777	Citibank NA	06/17/20	1,466,470
USD	7,523,000	CNY	52,822,207	Goldman Sachs International	06/17/20	82,274
USD	2,757,085	CNY	19,312,000	HSBC Bank plc	06/17/20	36,727
USD	62,349,990	CNY	437,098,368	UBS AG	06/17/20	778,742
USD	6,760,000	COP	27,394,900,000	BNP Paribas SA	06/17/20	53,455
USD	122,525,179	EUR	109,380,000	BNP Paribas SA	06/17/20	1,535,001
USD	5,786,415	EUR	5,178,000	Citibank NA	06/17/20	58,794
USD	101,621,422	EUR	90,960,000	Goldman Sachs International	06/17/20	1,006,441
USD	180,526,566	EUR	161,480,000	JPMorgan Chase Bank NA	06/17/20	1,906,216
USD	245,815,164	EUR	219,734,766	Morgan Stanley & Co. International plc	06/17/20	2,756,576
USD	105,964,195	EUR	94,990,000	UBS AG	06/17/20	891,449
USD	245,824,650	GBP	194,520,000	HSBC Bank plc	06/17/20	3,886,508
USD	20,329,355	IDR	302,500,800,021	Bank of America NA	06/17/20	2,014,746
USD	68,402,000	IDR	30,818,140,000	Barclays Bank plc	06/17/20	5,992,147
USD	127,792,697	IDR	1,843,473,548,765	JPMorgan Chase Bank NA	06/17/20	16,181,434
USD	28,188,647	INR	2,138,880,000	Bank of America NA	06/17/20	381,295
USD	206,488,017	INR	15,612,770,472	Barclays Bank plc	06/17/20	3,508,042
USD	172,552,746	INR	13,070,870,473	BNP Paribas SA	06/17/20	2,619,744
USD	6,699,348	INR	513,840,000	Citibank NA	06/17/20	18,969
USD	10,216,861	INR	770,760,000	JPMorgan Chase Bank NA	06/17/20	196,292
USD	7,702,069	INR	589,940,000	JPMorgan Chase Bank NA	06/17/20	32,322
USD	7,818,277	INR	598,880,000	Natwest Markets plc	06/17/20	32,301
USD	10,425,000	JPY	1,060,615,626	Morgan Stanley & Co. International plc	06/17/20	528,699
USD	31,730,000	MXN	740,054,655	Citibank NA	06/17/20	886,737
USD	229,431,160	RUB	15,541,858,183	Citibank NA	06/17/20	32,755,796
USD	36,535,000	RUB	2,718,569,350	Deutsche Bank AG	06/17/20	2,132,704
USD	23,102,000	RUB	1,752,517,720	Societe Generale SA	06/17/20	924,661
USD	36,422,431	SGD	50,910,000	Natwest Markets plc	06/17/20	562,067
USD	10,130,000	ZAR	170,614,525	Bank of America NA	06/17/20	687,111
USD	126,157,300	IDR	1,843,473,548,764	JPMorgan Chase Bank NA	07/15/20	15,135,949
USD	7,722,607	EUR	6,862,947	UBS AG	11/27/20	92,250

						233,175,974

BRL	47,026,408	USD	10,504,000	Citibank NA	04/02/20	(1,453,672)
BRL	156,499,084	USD	34,608,000	Deutsche Bank AG	04/02/20	(4,489,433)
BRL	58,552,596	USD	11,429,000	JPMorgan Chase Bank NA	04/02/20	(160,434)
BRL	64,237,426	USD	13,805,000	Morgan Stanley & Co. International plc	04/02/20	(1,442,377)
EUR	1,190,901	USD	1,326,000	Bank of America NA	04/02/20	(12,556)
EUR	1,186,583	USD	1,327,000	Morgan Stanley & Co. International plc	04/02/20	(18,318)
GBP	1,036,145	USD	1,328,000	Morgan Stanley & Co. International plc	04/02/20	(41,004)
GBP	1,037,048	USD	1,328,000	Toronto Dominion Bank	04/02/20	(39,883)
HUF	399,462,400	USD	1,328,000	Bank of America NA	04/02/20	(106,748)
HUF	400,672,075	USD	1,328,000	HSBC Bank plc	04/02/20	(103,049)
JPY	284,178,987	USD	2,653,000	Morgan Stanley & Co. International plc	04/02/20	(10,090)
MXN	52,796,135	USD	2,656,000	Royal Bank of Canada	04/02/20	(430,428)
SEK	12,530,307	USD	1,327,000	Morgan Stanley & Co. International plc	04/02/20	(60,359)
SEK	12,578,719	USD	1,326,000	State Street Bank and Trust Co.	04/02/20	(54,466)
USD	2,653,000	EUR	2,408,739	JPMorgan Chase Bank NA	04/02/20	(3,599)
USD	2,656,000	JPY	286,052,262	Toronto Dominion Bank	04/02/20	(4,333)
ZAR	431,758,585	USD	26,599,000	Bank of America NA	04/02/20	(2,458,853)
ZAR	1,141,136,265	USD	66,383,377	BNP Paribas SA	04/02/20	(2,581,064)
ZAR	164,445,676	USD	10,685,000	Deutsche Bank AG	04/02/20	(1,490,643)
ZAR	204,469,137	USD	11,687,000	JPMorgan Chase Bank NA	04/02/20	(254,883)
ZAR	41,954,593	USD	2,656,000	Natwest Markets plc	04/02/20	(310,268)
EUR	81,852,000	USD	91,610,084	Barclays Bank plc	04/03/20	(1,332,941)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	78,000,000	USD	86,219,741	Morgan Stanley & Co. International plc	04/03/20	$(191,090)
EUR	470,163,000	USD	533,527,009	State Street Bank and Trust Co.	04/03/20	(14,969,453)
EUR	2,154,057,000	USD	2,376,571,088	UBS AG	04/03/20	(793,911)
IDR	42,663,000	USD	3,000	JPMorgan Chase Bank NA	04/03/20	(383)
IDR	38,753,961,600	USD	2,656,000	Morgan Stanley & Co. International plc	04/03/20	(278,599)
JPY	1,782,915,605	EUR	15,092,000	JPMorgan Chase Bank NA	04/03/20	(63,559)
RUB	179,366,349	USD	2,656,000	Natwest Markets plc	04/03/20	(372,589)
USD	15,172,052	EUR	13,936,000	State Street Bank and Trust Co.	04/03/20	(198,400)
USD	3,121,250,804	EUR	2,838,804,000	UBS AG	04/03/20	(9,755,364)
USD	5,828,900	JPY	643,789,000	BNP Paribas SA	04/03/20	(158,614)
USD	140,595,932	JPY	15,442,776,000	Goldman Sachs International	04/03/20	(3,028,525)
USD	22,628,419	JPY	2,435,554,000	Standard Chartered Bank	04/03/20	(23,280)
KRW	18,808,888,000	USD	15,695,000	JPMorgan Chase Bank NA	04/06/20	(245,549)
MXN	424,445,874	USD	20,707,000	Citibank NA	04/06/20	(2,830,928)
MXN	2,200,451,992	USD	105,957,300	UBS AG	04/06/20	(13,282,496)
INR	194,032,752	USD	2,656,000	Toronto Dominion Bank	04/07/20	(102,450)
CAD	19,083,542	USD	13,789,000	JPMorgan Chase Bank NA	04/09/20	(227,643)
KRW	16,258,870,550	USD	13,499,000	JPMorgan Chase Bank NA	04/09/20	(144,911)
USD	13,718,000	KRW	16,770,310,832	BNP Paribas SA	04/09/20	(56,156)
USD	9,140,000	KRW	11,415,860,000	JPMorgan Chase Bank NA	04/09/20	(236,322)
ZAR	219,484,364	USD	13,772,000	Bank of America NA	04/09/20	(1,513,577)
RUB	679,277,340	USD	8,766,000	Citibank NA	04/10/20	(125,177)
JPY	3,518,239,371	USD	34,107,000	HSBC Bank plc	04/13/20	(1,372,112)
RUB	687,242,880	USD	8,748,000	Citibank NA	04/13/20	(2,206)
GBP	37,493,679	USD	46,689,000	Morgan Stanley & Co. International plc	04/14/20	(107,782)
USD	23,344,500	AUD	38,758,860	Goldman Sachs International	04/14/20	(497,608)
USD	23,344,500	AUD	38,432,538	JPMorgan Chase Bank NA	04/14/20	(296,875)
USD	23,344,500	CAD	32,851,898	Citibank NA	04/14/20	(2,630)
USD	23,344,500	CAD	33,018,227	Credit Suisse International	04/14/20	(120,836)
USD	23,344,500	EUR	21,171,941	Bank of America NA	04/14/20	(15,939)
USD	23,344,500	EUR	21,249,261	State Street Bank and Trust Co.	04/14/20	(101,251)
USD	23,344,500	GBP	19,088,679	Morgan Stanley & Co. International plc	04/14/20	(370,802)
USD	23,344,500	GBP	19,079,615	UBS AG	04/14/20	(359,541)
ZAR	500,702,704	USD	30,859,000	Bank of America NA	04/14/20	(2,916,921)
ZAR	276,648,142	USD	17,236,000	Citibank NA	04/14/20	(1,797,449)
IDR	515,524,913,119	USD	34,968,487	Bank of America NA	04/15/20	(3,296,183)
IDR	247,337,289,375	USD	17,973,787	BNP Paribas SA	04/15/20	(2,778,126)
IDR	99,096,930,000	USD	6,124,656	Citibank NA	04/15/20	(36,438)
IDR	182,512,820,000	USD	11,890,086	Deutsche Bank AG	04/15/20	(677,046)
IDR	804,255,860,150	USD	51,037,306	Goldman Sachs International	04/15/20	(1,626,238)
IDR	549,095,066,000	USD	37,986,514	HSBC Bank plc	04/15/20	(4,251,760)
IDR	449,060,479,496	USD	31,824,766	JPMorgan Chase Bank NA	04/15/20	(4,235,837)
USD	51,425,000	IDR	843,215,725,000	JPMorgan Chase Bank NA	04/15/20	(379,645)
AUD	24,991,763	USD	16,401,794	UBS AG	04/16/20	(1,028,176)
IDR	100,759,195,000	USD	6,204,384	Bank of America NA	04/16/20	(15,955)
IDR	100,762,360,000	USD	6,225,663	Citibank NA	04/16/20	(37,040)
IDR	780,418,048,562	USD	48,221,118	Goldman Sachs International	04/16/20	(289,401)
IDR	1,170,380,000,000	USD	82,531,556	HSBC Bank plc	04/16/20	(10,649,157)
INR	3,014,200,000	USD	40,661,001	Citibank NA	04/16/20	(1,077,309)
INR	795,777,851	USD	10,491,468	Goldman Sachs International	04/16/20	(40,992)
INR	2,258,945,000	USD	29,677,390	HSBC Bank plc	04/16/20	(12,011)
INR	795,775,000	USD	10,473,480	Morgan Stanley & Co. International plc	04/16/20	(23,041)
JPY	48,695,063	USD	455,339	JPMorgan Chase Bank NA	04/16/20	(2,179)
JPY	48,695,063	USD	454,211	UBS AG	04/16/20	(1,051)
MYR	88,945,850	USD	21,245,852	Goldman Sachs International	04/16/20	(665,855)
MYR	43,809,150	USD	10,524,721	Morgan Stanley & Co. International plc	04/16/20	(388,304)
PHP	2,506,000,000	USD	49,379,310	Citibank NA	04/16/20	(254,050)
USD	9,517,127	EUR	8,697,000	BNP Paribas SA	04/16/20	(79,725)
USD	28,197,549	EUR	25,735,000	Morgan Stanley & Co. International plc	04/16/20	(200,173)
USD	48,441,772	PHP	2,506,000,000	HSBC Bank plc	04/16/20	(683,488)
CAD	17,834,000	JPY	1,382,135,000	Bank of America NA	04/17/20	(188,300)
CAD	6,000,000	JPY	460,920,000	JPMorgan Chase Bank NA	04/17/20	(25,380)
JPY	6,155,304,615	CAD	81,500,000	Goldman Sachs International	04/17/20	(637,346)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,410,533,404	CAD	18,645,000	Toronto Dominion Bank	04/17/20	$(123,789)
USD	8,748,000	ZAR	157,187,878	Deutsche Bank AG	04/17/20	(19,714)
ZAR	327,453,403	USD	20,249,000	HSBC Bank plc	04/17/20	(1,984,120)
COP	35,534,024,000	USD	8,776,000	Deutsche Bank AG	04/20/20	(39,569)
USD	9,517,000	COP	39,733,475,000	Citibank NA	04/20/20	(251,912)
KZT	947,646,000	USD	2,484,000	Citibank NA	04/24/20	(395,947)
KZT	948,480,000	USD	2,470,000	Goldman Sachs International	04/24/20	(380,110)
USD	9,140,000	MXN	222,120,280	Citibank NA	04/24/20	(190,232)
MXN	208,006,453	USD	8,776,000	UBS AG	04/27/20	(42,059)
USD	12,250,332	AUD	20,210,000	UBS AG	04/27/20	(182,667)
USD	12,024,000	CAD	17,455,770	UBS AG	04/27/20	(383,579)
USD	6,012,000	MXN	151,499,767	UBS AG	04/27/20	(349,293)
IDR	141,036,174,000	USD	8,766,000	JPMorgan Chase Bank NA	04/30/20	(140,933)
USD	11,513,019	EUR	10,444,000	HSBC Bank plc	04/30/20	(18,838)
USD	8,879,172	GBP	7,257,000	UBS AG	04/30/20	(140,582)
USD	8,766,000	IDR	144,069,210,000	JPMorgan Chase Bank NA	04/30/20	(44,553)
USD	728,500	AUD	1,206,000	JPMorgan Chase Bank NA	05/05/20	(13,445)
USD	739,279	AUD	1,206,000	Morgan Stanley & Co. International plc	05/05/20	(2,666)
USD	588,203,647	GBP	473,987,000	JPMorgan Chase Bank NA	05/05/20	(974,522)
RUB	1,916,990,500	USD	28,775,000	Citibank NA	05/06/20	(4,333,910)
USD	92,234,198	JPY	9,919,336,000	Royal Bank of Canada	05/07/20	(183,185)
USD	4,117,824	EUR	3,833,051	UBS AG	06/12/20	(121,315)
EUR	627,750	USD	694,998	Standard Chartered Bank	06/16/20	(640)
INR	2,754,727,250	USD	36,023,633	JPMorgan Chase Bank NA	06/16/20	(204,648)
JPY	329,109,000	USD	3,070,983	Goldman Sachs International	06/16/20	(282)
JPY	908,075,000	USD	8,491,356	Morgan Stanley & Co. International plc	06/16/20	(18,699)
USD	52,290,916	HKD	406,344,868	Bank of America NA	06/16/20	(106,874)
BRL	624,891,778	USD	128,143,500	Citibank NA	06/17/20	(8,464,854)
CHF	5,765,594	USD	6,031,000	Deutsche Bank AG	06/17/20	(18,783)
CNH	21,123,600	USD	3,000,000	JPMorgan Chase Bank NA	06/17/20	(24,454)
CNY	81,734,810	USD	11,516,000	Bank of America NA	06/17/20	(2,541)
CNY	135,730,000	USD	19,230,668	Citibank NA	06/17/20	(111,253)
CNY	81,393,401	USD	11,523,000	HSBC Bank plc	06/17/20	(57,633)
EUR	172,885,000	GBP	153,928,160	Morgan Stanley & Co. International plc	06/17/20	(215,291)
EUR	56,570,000	USD	63,168,351	Barclays Bank plc	06/17/20	(593,709)
EUR	12,895,000	USD	14,636,341	Citibank NA	06/17/20	(372,597)
EUR	92,430,954	USD	103,748,958	Goldman Sachs International	06/17/20	(1,506,889)
EUR	12,895,000	USD	14,656,715	JPMorgan Chase Bank NA	06/17/20	(392,971)
EUR	4,440,000	USD	4,959,443	Morgan Stanley & Co. International plc	06/17/20	(48,158)
EUR	34,200,000	USD	38,080,879	Natwest Markets plc	06/17/20	(250,708)
EUR	11,160,000	USD	12,538,037	UBS AG	06/17/20	(193,455)
GBP	70,845,775	EUR	80,080,000	BNP Paribas SA	06/17/20	(464,269)
GBP	46,525,360	EUR	52,619,784	Citibank NA	06/17/20	(338,281)
GBP	58,130,275	EUR	66,050,000	Deutsche Bank AG	06/17/20	(760,208)
GBP	48,661,627	EUR	55,516,562	Goldman Sachs International	06/17/20	(885,516)
GBP	13,072,593	EUR	14,702,827	Royal Bank of Canada	06/17/20	(4,165)
GBP	11,802,569	EUR	13,343,654	Societe Generale SA	06/17/20	(80,340)
IDR	860,064,500,000	USD	57,705,538	Bank of America NA	06/17/20	(5,633,793)
IDR	332,053,653,000	USD	20,228,672	Barclays Bank plc	06/17/20	(124,816)
IDR	33,241,950,000	USD	2,135,000	Deutsche Bank AG	06/17/20	(122,399)
IDR	212,749,806,978	USD	13,200,288	Goldman Sachs International	06/17/20	(319,564)
INR	3,977,800,000	USD	52,602,486	Barclays Bank plc	06/17/20	(887,530)
INR	3,977,800,000	USD	52,512,212	BNP Paribas SA	06/17/20	(797,255)
JPY	565,037,193	CAD	7,539,000	Citibank NA	06/17/20	(88,788)
JPY	1,760,245,740	USD	16,721,200	Barclays Bank plc	06/17/20	(296,850)
JPY	11,580,164,747	USD	109,863,524	Deutsche Bank AG	06/17/20	(1,812,319)
JPY	582,000,000	USD	5,644,452	Goldman Sachs International	06/17/20	(213,976)
MXN	2,314,207,813	USD	100,089,000	Citibank NA	06/17/20	(3,639,745)
NZD	1,920,000	USD	1,198,309	UBS AG	06/17/20	(53,345)
RUB	935,940,000	USD	12,263,365	Bank of America NA	06/17/20	(419,457)
RUB	246,852,800	USD	3,280,000	BNP Paribas SA	06/17/20	(156,187)
RUB	287,243,100	USD	3,769,000	Citibank NA	06/17/20	(134,065)
RUB	2,891,866,230	USD	38,456,156	Credit Suisse International	06/17/20	(1,860,864)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	500,356,300	USD	6,538,469	Goldman Sachs International	06/17/20	$(206,680)
RUB	3,298,830,000	USD	44,095,187	HSBC Bank plc	06/17/20	(2,349,949)
RUB	727,232,800	USD	9,520,000	JPMorgan Chase Bank NA	06/17/20	(317,190)
RUB	1,344,840,000	USD	18,278,491	Societe Generale SA	06/17/20	(1,260,134)
SGD	22,650,000	USD	16,224,115	Barclays Bank plc	06/17/20	(269,740)
USD	11,307,830	CHF	11,084,953	Bank of America NA	06/17/20	(251,282)
USD	57,797,077	EUR	52,850,000	Morgan Stanley & Co. International plc	06/17/20	(662,705)
USD	20,476,187	EUR	18,915,000	Natwest Markets plc	06/17/20	(446,552)
USD	56,803,484	EUR	51,655,900	UBS AG	06/17/20	(335,449)
USD	31,261,000	MXN	774,178,665	Citibank NA	06/17/20	(1,004,450)
USD	2,262,000	MXN	56,933,882	Goldman Sachs International	06/17/20	(110,834)
ZAR	179,098,400	USD	10,130,000	JPMorgan Chase Bank NA	06/17/20	(217,560)
KZT	963,393,750	USD	2,475,000	Goldman Sachs International	07/24/20	(431,484)
KZT	1,013,780,955	USD	2,596,110	Natwest Markets plc	07/24/20	(445,714)

						(157,305,369)

Net Unrealized Appreciation						$75,870,605

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Deutsche Bank AG	04/03/20	RUB	70.00	RUB	70.00	EUR	917	$6
USD Currency	Up and Out	Deutsche Bank AG	04/08/20	ZAR	14.75	ZAR	15.50	USD	11,359	647
EUR Currency	One-Touch	Citibank NA	04/14/20	USD	1.05	USD	1.05	EUR	2,988	258,276
USD Currency	One-Touch	JPMorgan Chase Bank NA	04/14/20	CNH	6.73	CNH	6.73	USD	2,740	7,213
CAD Currency	One-Touch	Morgan Stanley & Co. International plc	04/15/20	JPY	80.00	JPY	80.00	CAD	2,183	1,422,771
EUR Currency	One-Touch	Citibank NA	04/16/20	USD	1.01	USD	1.01	EUR	2,249	67,549
USD Currency	One-Touch	Bank of America NA	04/16/20	CNH	6.70	CNH	6.70	USD	2,600	38,577
USD Currency	One-Touch	Bank of America NA	04/16/20	CNH	6.70	CNH	6.70	USD	3,356	49,794
USD Currency	One-Touch	Citibank NA	04/27/20	JPY	102.00	JPY	102.00	USD	1,001	204,749
CAD Currency	One-Touch	Deutsche Bank AG	04/30/20	JPY	84.00	JPY	84.00	CAD	1,750	30,881
CAD Currency	One-Touch	Deutsche Bank AG	04/30/20	JPY	24.00	JPY	84.00	CAD	2,450	43,233
CAD Currency	One-Touch	Citibank NA	05/04/20	JPY	84.00	JPY	84.00	CAD	4,925	98,685
CAD Currency	One-Touch	UBS AG	05/04/20	JPY	84.00	JPY	84.00	CAD	10,074	201,858
EUR Currency	One-Touch	BNP Paribas SA	05/04/20	USD	1.16	USD	1.16	EUR	565	33,812
USD Currency	Down and In	Deutsche Bank AG	05/11/20	JPY	110.00	JPY	101.00	USD	2,262	16,768
EUR Currency	Up and In	Morgan Stanley & Co. International plc	05/19/20	CHF	1.17	CHF	1.17	EUR	3,870	42,953
EUR Currency	Up and In	Bank of America NA	05/25/20	CHF	1.16	CHF	1.16	EUR	2,244	42,178
EUR Currency	Up and In	Bank of America NA	05/25/20	CHF	1.16	CHF	1.16	EUR	2,255	42,384
AUD Currency	One-Touch	JPMorgan Chase Bank NA	06/08/20	JPY	76.00	JPY	76.00	AUD	11,500	79,955
USD Currency	Down and In	BNP Paribas SA	06/10/20	JPY	90.00	JPY	90.00	USD	1,120	64,934
USD Currency	One-Touch	Bank of America NA	06/12/20	CNH	6.70	CNH	6.70	USD	2,237	42,171
USD Currency	One-Touch	Standard Chartered Bank	06/16/20	CNH	6.70	CNH	6.70	USD	6,814	499,468
EUR Currency	Down	Bank of America NA	07/02/20	MXN	20.00	MXN	20.00	EUR	1,490	199,784
USD Currency	One-Touch	JPMorgan Chase Bank NA	07/03/20	CNH	6.70	CNH	6.70	USD	4,090	100,842
EUR Currency	One-Touch	Goldman Sachs International	07/23/20	CHF	1.17	CHF	1.17	EUR	3,870	146,973
EUR Currency	One-Touch	Goldman Sachs International	08/13/20	USD	1.05	USD	1.05	EUR	3,415	452,457
EUR Currency	Up and In	Bank of America NA	08/25/20	CHF	1.17	CHF	1.17	EUR	2,244	96,089
EUR Currency	Up and In	Bank of America NA	08/25/20	CHF	1.17	CHF	1.17	EUR	2,255	96,560

										4,381,567

Put
USD Currency	Down and Out	Bank of America NA	04/02/20	MXN	19.50	MXN	18.85	USD	27,706	3
USD Currency	Down and Out	Deutsche Bank AG	04/24/20	RUB	65.30	RUB	63.20	USD	34,974	325
USD Currency	Down and Out	Deutsche Bank AG	04/29/20	MXN	23.40	MXN	22.50	USD	20,341	31,590
EUR Currency	Down and Out	BNP Paribas SA	05/01/20	USD	1.10	USD	1.09	EUR	75,391	$62,418

										94,336

										$4,475,903

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	501	04/03/20	USD	270.00	USD	12,913	$34,319
Electronic Arts, Inc.	1,150	04/17/20	USD	120.00	USD	11,520	24,150
EURO STOXX 50 Index	647	04/17/20	EUR	3,700.00	EUR	18,031	1,427
Invesco QQQ Trust, Series 1	484	04/17/20	USD	200.00	USD	9,215	136,730
Invesco QQQ Trust, Series 1	1,301	04/17/20	USD	225.00	USD	24,771	11,709
Invesco QQQ Trust, Series 1	5,000	04/17/20	USD	220.00	USD	95,200	75,000
iShares China Large-Cap ETF	18,000	04/17/20	USD	45.00	USD	67,572	45,000
Lions Gate Entertainment Corp.	350	04/17/20	USD	8.00	USD	213	10,500
Lions Gate Entertainment Corp.	550	04/17/20	USD	9.00	USD	334	19,250
Lowe’s Cos., Inc.	4,999	04/17/20	USD	125.00	USD	43,016	69,986
Microsoft Corp.	300	04/17/20	USD	165.00	USD	4,731	111,000
Mylan NV	550	04/17/20	USD	22.50	USD	820	3,575
S&P 500 Index	454	04/17/20	USD	3,300.00	USD	117,340	10,215
S&P 500 Index	15,213	04/17/20	USD	3,144.57	USD	39,323	621
SPDR S&P 500 ETF Trust	3,000	04/17/20	USD	260.00	USD	77,325	2,572,500
SPDR S&P 500 ETF Trust	3,802	04/17/20	USD	290.00	USD	97,997	121,664
SPDR S&P 500 ETF Trust	6,001	04/17/20	USD	315.00	USD	154,676	33,006
SPDR S&P 500 ETF Trust	7,728	04/17/20	USD	323.00	USD	199,189	34,776
SPDR S&P 500 ETF Trust	10,001	04/17/20	USD	320.00	USD	257,776	45,005
SPDR S&P 500 ETF Trust	52,593	04/17/20	USD	346.00	USD	1,355,585	78,890
Taiwan Semiconductor Manufacturing Co. Ltd.	9,779	04/17/20	USD	50.00	USD	46,734	904,558
Walt Disney Co. (The)	550	04/17/20	USD	160.00	USD	5,313	1,100
Walt Disney Co. (The)	2,000	04/17/20	USD	150.00	USD	19,320	5,000
SPDR S&P 500 ETF Trust	1,900	04/24/20	USD	310.00	USD	48,973	22,800
U.S. Treasury 10 Year Note	575	04/24/20	USD	133.00	USD	57,500	3,315,234
Altice Europe NV	14,693	05/15/20	EUR	5.00	EUR	5,188	194,459
Amazon.com, Inc.	99	05/15/20	USD	2,200.00	USD	19,302	254,430
Amazon.com, Inc.	202	05/15/20	USD	2,400.00	USD	39,384	129,280
CVS Health Corp.	1,500	05/15/20	USD	65.00	USD	8,900	251,250
Invesco QQQ Trust, Series 1	1,400	05/15/20	USD	230.00	USD	26,656	40,600
iShares China Large-Cap ETF	5,000	05/15/20	USD	46.00	USD	18,770	12,500
S&P 500 Index	133	05/15/20	USD	2,750.00	USD	34,375	841,225
S&P 500 Index	133	05/15/20	USD	2,500.00	USD	34,375	2,674,630
SPDR S&P 500 ETF Trust	4,000	05/15/20	USD	270.00	USD	103,100	3,458,000
Altice Europe NV	12,594	06/19/20	EUR	7.00	EUR	4,447	83,340
EURO STOXX Banks Index	5,001	06/19/20	EUR	105.00	EUR	13,588	55,156
EURO STOXX Banks Index	15,032	06/19/20	EUR	100.00	EUR	40,842	145,064
Freeport-McMoRan, Inc.	1,350	06/19/20	USD	17.00	USD	911	6,750
Intuitive Surgical, Inc.	51	06/19/20	USD	630.00	USD	2,526	31,620
Lions Gate Entertainment Corp.	165	06/19/20	USD	14.00	USD	100	2,475
Lions Gate Entertainment Corp.	220	06/19/20	USD	15.00	USD	134	2,200
Lions Gate Entertainment Corp.	550	06/19/20	USD	12.50	USD	334	17,875
SPDR S&P 500 ETF Trust	2,973	06/19/20	USD	328.00	USD	76,629	55,001
Xilinx, Inc.	550	06/19/20	USD	120.00	USD	4,287	6,325
SPDR S&P 500 ETF Trust	999	06/30/20	USD	335.00	USD	25,749	16,484
Invesco QQQ Trust, Series 1	1,500	07/17/20	USD	228.00	USD	28,560	211,500
SPDR S&P 500 ETF Trust	4,999	07/17/20	USD	285.00	USD	128,849	3,359,328
iShares MSCI Brazil ETF	2,000	09/18/20	USD	37.00	USD	4,712	47,000
S&P 500 Index	181	09/18/20	USD	3,150.00	USD	46,781	341,185
S&P 500 Index	272	09/18/20	USD	3,400.00	USD	70,301	107,440
SPDR S&P 500 ETF Trust	1,501	09/18/20	USD	310.00	USD	38,688	402,268
SPDR S&P 500 ETF Trust	800	09/30/20	USD	294.00	USD	20,620	547,600

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
S&P 500 Index	253	12/18/20	USD	3,500.00	USD	65,390	$188,485
SPDR S&P 500 ETF Trust	4,500	12/18/20	USD	290.00	USD	115,988	4,972,500
90-day Eurodollar December 2021 Futures	6,473	12/13/21	USD	99.75	USD	1,618,250	2,751,025
SPDR S&P 500 ETF Trust	1,752	12/17/21	USD	315.00	USD	45,158	1,681,044
SPDR S&P 500 ETF Trust	2,000	12/17/21	USD	325.00	USD	51,550	1,457,000

							32,033,054

Put
SPDR S&P 500 ETF Trust	3,002	04/01/20	USD	250.00	USD	77,377	429,286
iShares iBoxx $ High Yield Corporate Bond ETF	550	04/03/20	USD	75.00	USD	4,239	33,825
iShares iBoxx $ High Yield Corporate Bond ETF	650	04/03/20	USD	74.00	USD	5,010	27,300
iShares iBoxx $ High Yield Corporate Bond ETF	750	04/03/20	USD	69.00	USD	5,780	6,375
iShares iBoxx $ High Yield Corporate Bond ETF	1,100	04/03/20	USD	65.00	USD	8,478	10,450
iShares Russell 2000 ETF	550	04/03/20	USD	106.00	USD	6,295	60,500
iShares Russell 2000 ETF	650	04/03/20	USD	102.00	USD	7,440	35,100
Micron Technology, Inc.	800	04/03/20	USD	37.00	USD	3,365	8,000
SPDR S&P 500 ETF Trust	1,001	04/03/20	USD	240.00	USD	25,801	152,152
CSX Corp.	550	04/09/20	USD	53.00	USD	3,152	72,050
iShares iBoxx $ High Yield Corporate Bond ETF	800	04/09/20	USD	76.00	USD	6,166	126,400
iShares Russell 2000 ETF	550	04/09/20	USD	108.00	USD	6,295	156,750
CBOE Volatility Index	1,489	04/15/20	USD	35.00	USD	7,972	238,240
CBOE Volatility Index	4,488	04/15/20	USD	16.00	USD	24,029	33,660
Ally Financial, Inc.	925	04/17/20	USD	12.00	USD	1,335	39,313
American Micro Devices, Inc	750	04/17/20	USD	28.00	USD	3,411	6,750
Banco Bradesco SA	750	04/17/20	CAD	1.00	CAD	34	29,844
Casino Guichard Perrachon SA	1,341	04/17/20	EUR	30.00	EUR	4,708	114,622
Caterpillar, Inc.	500	04/17/20	USD	101.00	USD	5,802	80,000
Caterpillar, Inc.	550	04/17/20	USD	90.00	USD	6,382	46,750
Chipotle Mexican Grill, Inc.	110	04/17/20	USD	330.00	USD	7,198	28,325
Comerica, Inc	275	04/17/20	USD	30.00	USD	807	71,225
CommScope Holdings Co., Inc.	250	04/17/20	USD	9.00	USD	228	21,875
CommScope Holdings Co., Inc.	900	04/17/20	USD	5.00	USD	820	38,250
Energy Select Sector SPDR Fund	1,931	04/17/20	USD	23.00	USD	5,611	94,619
EURO STOXX 50 Index	440	04/17/20	EUR	2,500.00	EUR	12,262	177,368
EURO STOXX 50 Index	697	04/17/20	EUR	2,450.00	EUR	19,425	210,630
General Electric Co	550	04/17/20	USD	5.50	USD	437	2,200
Host Hotels & Resorts, Inc.	550	04/17/20	USD	7.00	USD	607	19,250
Invesco QQQ Trust, Series 1	400	04/17/20	USD	160.00	USD	7,616	66,800
Invesco Senior Loan ETF	850	04/17/20	USD	18.00	USD	1,739	34,000
Invesco Senior Loan ETF	1,700	04/17/20	USD	17.00	USD	3,478	51,000
Invesco Senior Loan ETF	1,850	04/17/20	USD	22.00	USD	3,785	360,750
iShares 20+ Year Treasury Bond ETF	2,004	04/17/20	USD	160.00	USD	33,060	303,606
iShares iBoxx $ High Yield Corporate Bond ETF	1,850	04/17/20	USD	75.00	USD	14,258	333,925
iShares iBoxx $ High Yield Corporate Bond ETF	2,000	04/17/20	USD	87.00	USD	15,414	2,070,000
iShares iBoxx $ High Yield Corporate Bond ETF	8,001	04/17/20	USD	88.00	USD	61,664	9,081,135
iShares MSCI Brazil ETF	1,155	04/17/20	USD	22.00	USD	2,721	124,740
iShares MSCI Emerging Markets ETF	10,000	04/17/20	USD	31.00	USD	34,130	2,170,000
iShares Preferred and Income Securities ETF	900	04/17/20	USD	28.00	USD	2,866	69,750
Kraft Heinz Co. (The)	550	04/17/20	USD	20.00	USD	1,361	8,800
Kraft Heinz Co. (The)	1,000	04/17/20	USD	15.00	USD	2,474	7,500
Netflix, Inc.	125	04/17/20	USD	230.00	USD	4,694	4,438
Qorvo, Inc.	350	04/17/20	USD	65.00	USD	2,822	18,375
Restaurant Brands International, Inc.	350	04/17/20	USD	30.00	USD	1,401	19,250
S&P 500 Index	238	04/17/20	USD	2,875.00	USD	61,513	7,381,570
Southwest Airlines Co.	550	04/17/20	USD	35.00	USD	1,959	148,500
Sprint Corp.	4,250	04/17/20	USD	6.00	USD	3,664	12,750
TransDigm Group, Inc.	53	04/17/20	USD	170.00	USD	1,697	14,708
Uber Technologies, Inc.	1,050	04/17/20	USD	13.00	USD	2,932	7,350
VanEck Vectors Semiconductor ETF	400	04/17/20	USD	105.00	USD	4,686	88,400
VanEck Vectors Semiconductor ETF	550	04/17/20	USD	75.00	USD	6,443	17,050
Western Digital Corp.	353	04/17/20	USD	20.00	USD	1,469	10,237
Xerox Holdings Corp.	550	04/17/20	USD	15.00	USD	1,042	13,200
Yum! Brands, Inc.	450	04/17/20	USD	50.00	USD	3,084	27,000

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
U.S. Treasury 10 Year Note	461	04/24/20	USD	134.00	USD	46,100	$50,422
iShares 20+ Year Treasury Bond ETF	932	05/15/20	USD	138.00	USD	15,375	53,590
iShares MSCI Emerging Markets ETF	30,000	05/15/20	USD	32.00	USD	102,390	4,020,000
Sprint Corp.	1,500	05/15/20	USD	5.00	USD	1,293	8,250
Sprint Corp.	1,750	05/15/20	USD	7.00	USD	1,509	35,000
CBOE Volatility Index	1,491	05/20/20	USD	18.00	USD	7,983	18,638
CBOE Volatility Index	6,196	05/20/20	USD	21.00	USD	33,173	216,860
U.S. Treasury 10 Year Note	150	05/22/20	USD	130.00	USD	15,000	18,750
90-day Eurodollar December 2020 Futures	1,416	06/12/20	USD	98.25	USD	354,000	8,850
Teva Pharmaceutical Industries Ltd.	1,550	06/19/20	USD	5.00	USD	1,392	27,125
Teva Pharmaceutical Industries Ltd.	2,000	06/19/20	USD	9.00	USD	1,796	274,000
Invesco Senior Loan ETF	2,250	07/17/20	USD	22.00	USD	4,604	686,250

							30,233,678

							$62,266,732

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	04/07/20	KRW	1,200.00	USD	27,544	$518,265
USD Currency	Citibank NA	—	04/08/20	ZAR	15.60	USD	50,196	6,308,768
USD Currency	Deutsche Bank AG	—	04/08/20	ZAR	14.75	USD	12,704	2,200,675
USD Currency	Citibank NA	—	04/10/20	RUB	65.75	USD	15,000	2,356,502
USD Currency	Bank of America NA	—	04/15/20	MXN	20.75	USD	80,435	10,113,155
Apple, Inc.	Morgan Stanley & Co. International plc	99,900	04/17/20	USD	270.00	USD	25,404	429,570
AUD Currency	Citibank NA	—	04/17/20	USD	0.71	AUD	372,500	12,927
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	32,500	04/17/20	USD	135.00	USD	2,920	1,750
AUD Currency	Bank of America NA	—	04/28/20	USD	0.69	AUD	192,035	34,479
EUR Currency	BNP Paribas SA	—	05/04/20	USD	1.13	EUR	75,391	303,742
EUR Currency	HSBC Bank plc	—	05/04/20	USD	1.15	EUR	37,695	73,598
USD Currency	BNP Paribas SA	—	05/06/20	CNH	7.10	USD	63,389	487,105
USD Currency	HSBC Bank plc	—	05/06/20	CNH	7.25	USD	74,573	249,353
EUR Currency	Bank of America NA	—	05/11/20	GBP	0.86	EUR	63,481	2,346,108
EUR Currency	JPMorgan Chase Bank NA	—	05/11/20	GBP	0.86	EUR	67,864	2,508,093
EUR Currency	JPMorgan Chase Bank NA	—	05/11/20	GBP	0.88	EUR	131,345	2,631,157
EUR Currency	Deutsche Bank AG	—	05/14/20	USD	1.13	EUR	94,240	480,675
AUD Currency	Citibank NA	—	05/18/20	JPY	80.00	AUD	167,790	7,337
EUR Currency	JPMorgan Chase Bank NA	—	05/18/20	CHF	1.13	EUR	74,710	21,261
USD Currency	JPMorgan Chase Bank NA	—	05/21/20	MXN	25.50	USD	12,024	298,195
S&P 500 Index	Goldman Sachs International	16,547	06/02/20	USD	3,113.65	USD	42,767	50,698
USD Currency	Deutsche Bank AG	—	06/04/20	ZAR	15.80	USD	51,975	6,395,198
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	32,500	06/19/20	USD	135.00	USD	2,920	25,991
SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International plc	900,000	06/18/21	USD	360.00	USD	231,975	1,305,000

								39,159,602

Put
EUR Currency	Bank of America NA	—	04/01/20	JPY	118.00	EUR	31,417	47,286
EUR Currency	Bank of America NA	—	04/02/20	NOK	10.20	EUR	31,218	3
EUR Currency	Credit Suisse International	—	04/02/20	MXN	21.25	EUR	50,003	1,136
USD Currency	Bank of America NA	—	04/02/20	RUB	60.00	USD	37,695	4
USD Currency	Bank of America NA	—	04/02/20	RUB	62.50	USD	52,771	5
USD Currency	Deutsche Bank AG	—	04/02/20	BRL	4.20	USD	27,686	3
USD Currency	Deutsche Bank AG	—	04/02/20	JPY	107.00	USD	100,054	281,994
USD Currency	Deutsche Bank AG	—	04/02/20	RUB	61.00	USD	113,087	11
USD Currency	HSBC Bank plc	—	04/02/20	MXN	19.75	USD	34,633	3
USD Currency	Deutsche Bank AG	—	04/03/20	RUB	63.00	USD	27,686	3
USD Currency	Morgan Stanley & Co. International plc	—	04/03/20	TRY	5.60	USD	70,160	13
USD Currency	Bank of America NA	—	04/06/20	JPY	103.50	USD	147,722	130,865
USD Currency	Morgan Stanley & Co. International plc	—	04/08/20	MXN	19.00	USD	35,051	20
USD Currency	Bank of America NA	—	04/09/20	RUB	62.50	USD	100,042	1,373

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
USD Currency	BNP Paribas SA	—	04/09/20	RUB	61.00	USD	60,043	$481
USD Currency	Citibank NA	—	04/09/20	ZAR	14.50	USD	50,000	1,901
USD Currency	Citibank NA	—	04/09/20	CNH	6.90	USD	50,010	11,842
USD Currency	Citibank NA	—	04/09/20	BRL	4.00	USD	60,010	6
USD Currency	Deutsche Bank AG	—	04/09/20	BRL	4.00	USD	30,005	3
USD Currency	JPMorgan Chase Bank NA	—	04/09/20	CNH	7.00	USD	100,062	75,739
USD Currency	Bank of America NA	—	04/10/20	RUB	62.50	USD	27,847	458
USD Currency	Deutsche Bank AG	—	04/10/20	RUB	62.50	USD	102,628	1,687
CAD Currency	Bank of America NA	—	04/13/20	JPY	80.00	CAD	900	31,288
CAD Currency	Deutsche Bank AG	—	04/13/20	JPY	82.00	CAD	37,286	1,962,532
CAD Currency	Morgan Stanley & Co. International plc	—	04/13/20	JPY	80.00	CAD	50,000	1,738,215
EUR Currency	Deutsche Bank AG	—	04/14/20	USD	1.11	EUR	47,808	626,712
EUR Currency	JPMorgan Chase Bank NA	—	04/14/20	USD	1.08	EUR	47,808	106,140
CAD Currency	Bank of America NA	—	04/15/20	JPY	80.00	CAD	37,035	1,301,181
USD Currency	Bank of America NA	—	04/16/20	CNH	6.70	USD	93,216	7,449
USD Currency	Barclays Bank plc	—	04/16/20	CNH	6.92	USD	16,127	6,934
USD Currency	HSBC Bank plc	—	04/16/20	CNH	6.85	USD	112,106	25,019
EUR Currency	Bank of America NA	—	04/23/20	USD	1.15	EUR	177,438	9,313,695
USD Currency	Citibank NA	—	04/24/20	RUB	65.30	USD	48,964	9,703
EUR Currency	BNP Paribas SA	—	04/27/20	USD	1.10	EUR	50,073	504,261
USD Currency	HSBC Bank plc	—	04/27/20	JPY	106.75	USD	259,737	2,940,101
EUR Currency	JPMorgan Chase Bank NA	—	04/29/20	USD	1.11	EUR	65,590	896,025
EUR Currency	JPMorgan Chase Bank NA	—	04/29/20	NOK	9.90	EUR	237,550	80,953
USD Currency	Deutsche Bank AG	—	04/29/20	ZAR	17.50	USD	40,826	610,226
USD Currency	Citibank NA	—	04/30/20	RUB	65.25	USD	67,852	16,229
USD Currency	Deutsche Bank AG	—	04/30/20	RUB	65.30	USD	51,949	12,634
USD Currency	Deutsche Bank AG	—	05/01/20	JPY	104.00	USD	33,351	215,470
EUR Currency	UBS AG	—	05/08/20	USD	1.09	EUR	1,000,000	6,908,367
CAD Currency	Citibank NA	—	05/19/20	MXN	14.29	CAD	26,220	19,906
CAD Currency	HSBC Bank plc	—	05/19/20	MXN	15.04	CAD	35,000	97,013
USD Currency	Deutsche Bank AG	—	05/22/20	ZAR	17.50	USD	10,408	196,071
USD Currency	Deutsche Bank AG	—	05/22/20	RUB	78.00	USD	15,480	460,100
USD Currency	HSBC Bank plc	—	05/22/20	MXN	18.80	USD	60,313	24,718
USD Currency	Morgan Stanley & Co. International plc	—	05/26/20	JPY	108.00	USD	74,754	1,532,572
USD Currency	Morgan Stanley & Co. International plc	—	05/27/20	JPY	108.00	USD	43,153	890,981
USD Currency	Bank of America NA	—	05/28/20	RUB	65.00	USD	26,898	15,035
USD Currency	BNP Paribas SA	—	06/03/20	CNH	6.90	USD	100,000	176,260
USD Currency	Bank of America NA	—	07/03/20	CNH	6.90	USD	100,067	258,506
USD Currency	BNP Paribas SA	—	07/03/20	CNH	6.90	USD	54,590	141,024
USD Currency	BNP Paribas SA	—	07/21/20	CNH	6.85	USD	50,535	120,729
EUR Currency	Bank of America NA	—	07/23/20	USD	1.12	EUR	40,502	1,064,219

								32,865,104

								$72,024,706

OTC Credit Default Swaptions Purchased

Description	Paid by the Fund		Received by the Fund
	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)(a)	Value
Call
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	CDX.NA.IG.33.V1	Quarterly	Bank of America NA	06/17/20	USD	75.00	USD	249,368	$528,214
Bought Protection on 5-Year Credit Default Swap	1.00	Quarterly	CDX.NA.IG.33.V1	Quarterly	Credit Suisse International	06/17/20	USD	125.00	USD	200,205	2,505,826

											3,034,040

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Purchased (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price		Notional Amount (000)(a)		Value
	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	BNP Paribas SA	04/15/20	EUR	600.00	EUR	22,375	$559,555
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	BNP Paribas SA	04/15/20	EUR	600.00	EUR	22,375	559,555
Bought Protection on 5-Year Credit Default Swap	5.00	Quarterly	ITRAXX.EUR. CROSSOVER.33. V1	Quarterly	BNP Paribas SA	04/15/20	EUR	625.00	EUR	44,750	952,296

											2,071,406

											$5,105,446

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Exercise Rate	Amount (000)		Value
Call
2-Year Interest Rate Swap(a) .	3 month LIBOR	Quarterly	1.50%	Semi-Annual	Barclays Bank plc	06/01/20	1.50%	USD	207,321	$4,713,510
2-Year Interest Rate Swap(a) .	3 month LIBOR	Quarterly	1.25%	Semi-Annual	Bank of America NA	08/10/20	1.25	USD	380,645	7,079,559
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.08%	Semi-Annual	Bank of America NA	08/13/20	1.08	USD	200,553	8,856,996
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.95%	Semi-Annual	Bank of America NA	09/03/20	0.95	USD	55,945	1,985,635
5-Year Interest Rate Swap(a) .	3 month LIBOR	Quarterly	0.60%	Semi-Annual	Morgan Stanley & Co. International plc	09/04/20	0.60	USD	75,930	844,802
15-Year Interest Rate Swap(a)	6 month LIBOR	Semi-Annual	0.66%	Semi-Annual	Barclays Bank plc	09/14/20	0.66	JPY	2,207,000	1,739,847
15-Year Interest Rate Swap(a)	6 month JPY LIBOR	Semi-Annual	0.66%	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66	JPY	2,207,000	1,739,847
2-Year Interest Rate Swap(a) .	3 month LIBOR	Quarterly	1.20%	Semi-Annual	Barclays Bank plc	09/23/20	1.20	USD	575,880	10,115,655
20-Year Interest Rate Swap(a)	6 month JPY LIBOR	Semi-Annual	0.78%	Semi-Annual	JPMorgan Chase Bank NA	04/16/21	0.78	JPY	1,644,400	1,963,660
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.46%	Semi-Annual	Citibank NA	08/16/21	1.46	USD	58,095	4,510,686
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.21%	Semi-Annual	Goldman Sachs International	02/28/22	1.21	USD	51,830	3,142,943
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	2.98%	Semi-Annual	Barclays Bank plc	03/07/24	2.98	USD	104,172	21,069,419
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Barclays Bank plc	03/12/24	2.95	USD	104,170	20,799,808
1-Year Interest Rate Swap(a) .	3 month LIBOR	Quarterly	1.77%	Semi-Annual	JPMorgan Chase Bank NA	11/05/24	1.77	USD	320,825	3,793,910
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.49%	Semi-Annual	Citibank NA	02/25/25	1.49	USD	34,430	2,916,658
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	3.18%	Semi-Annual	JPMorgan Chase Bank NA	05/02/28	3.18	USD	68,266	14,602,519
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Citibank NA	06/27/28	3.05	USD	70,870	14,396,826
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	3.04%	Semi-Annual	Nomura International plc	01/10/29	3.04	USD	31,100	6,288,708
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International plc	01/11/29	3.04	USD	31,050	6,272,947
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	3.08%	Semi-Annual	Barclays Bank plc	01/29/29	3.08	USD	31,350	6,449,841
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	2.99%	Semi-Annual	JPMorgan Chase Bank NA	04/27/38	2.99	USD	14,735	2,919,767
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	2.86%	Semi-Annual	JPMorgan Chase Bank NA	02/22/39	2.86	USD	13,826	2,617,441

										148,820,984

Put
10-Year Interest Rate Swap	1.88%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/08/20	1.88	USD	347,563	35
10-Year Interest Rate Swap(a)	1.72%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	05/19/20	1.72	USD	70,040	6,322

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
2-Year Interest Rate Swap(a)	0.01%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	06/22/20	0.01%	EUR	388,813	$26,424
2-Year Interest Rate Swap(a)	0.01%	Annual	6 month EURIBOR	Semi-Annual	Bank of America NA	06/23/20	0.01	EUR	145,853	10,014
2-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Bank of America NA	06/24/20	—	EUR	145,853	10,060
2-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Bank of America NA	06/26/20	1.50	EUR	145,853	10,147
10-Year Interest Rate Swap(a)	2.35%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	07/13/20	2.35	USD	116,968	9,042
10-Year Interest Rate Swap(a)	1.80%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/11/20	1.80	USD	368,058	271,623
10-Year Interest Rate Swap(a)	2.08%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	2.08	USD	200,553	65,988
10-Year Interest Rate Swap(a)	1.24%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/27/20	1.24	USD	74,590	372,408
30-Year Interest Rate Swap(a)	1.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/04/20	1.35	USD	14,060	306,592
15-Year Interest Rate Swap(a)	0.66%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	Barclays Bank plc	09/14/20	0.66	JPY	2,207,000	7,581
15-Year Interest Rate Swap(a)	0.66%	Semi-Annual	6 month EURIBOR	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66	JPY	2,207,000	7,581
20-Year Interest Rate Swap(a)	0.78%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	JPMorgan Chase Bank NA	04/16/21	0.78	JPY	1,644,400	26,924
30-Year Interest Rate Swap(a)	3.80%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/07/21	3.80	USD	116,110	55,742
10-Year Interest Rate Swap(a)	1.46%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/16/21	1.46	USD	58,095	613,957
10-Year Interest Rate Swap(a)	1.21%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	02/28/22	1.21	USD	51,830	1,136,439
15-Year Interest Rate Swap(a)	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25	USD	118,060	146,979
30-Year Interest Rate Swap(a)	2.85%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	05/09/22	2.85	USD	69,120	372,714
10-Year Interest Rate Swap(a)	2.25%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/02/22	2.25	USD	56,530	316,690
10-Year Interest Rate Swap(a)	2.25%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/08/22	2.25	USD	57,125	324,176
10-Year Interest Rate Swap(a)	2.98%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/07/24	2.98	USD	104,172	533,243
10-Year Interest Rate Swap(a)	2.95%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/12/24	2.95	USD	104,170	554,038
10-Year Interest Rate Swap(a)	2.50%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/13/24	2.50	USD	110,550	1,101,648
10-Year Interest Rate Swap(a)	2.50%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/20/24	2.50	USD	110,550	1,108,149
1-Year Interest Rate Swap(a) .	1.77%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	11/05/24	1.77	USD	320,825	606,905
10-Year Interest Rate Swap(a)	1.49%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/25/25	1.49	USD	34,430	1,157,008
20-Year Interest Rate Swap(a)	3.00%	Annual	6 month EURIBOR	Semi-Annual	UBS AG	01/18/28	3.00	EUR	35,585	446,591
10-Year Interest Rate Swap(a)	3.18%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	05/02/28	3.18	USD	68,266	803,178
10-Year Interest Rate Swap(a)	3.04%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	01/10/29	3.04	USD	31,100	451,285
10-Year Interest Rate Swap(a)	3.04%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	01/11/29	3.04	USD	31,050	452,149
10-Year Interest Rate Swap(a)	3.08%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	01/29/29	3.08	USD	31,350	442,566
10-Year Interest Rate Swap(a)	2.99%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	04/27/38	2.99	USD	14,735	394,868
10-Year Interest Rate Swap(a)	2.86%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	02/22/39	2.86	USD	13,826	402,755

										12,551,821

										$161,372,805

(a)	Forward settling swaption.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2Y-10Y CMS Index Cap	0.50%	Morgan Stanley & Co. International plc	05/06/20	USD	3,716,118	$583,393	$1,672,253	$(1,088,860)
2Y-10 CMS Index Cap	0.21	Goldman Sachs International	05/29/20	USD	3,145,483	5,355,588	4,875,497	480,091
5Y-30Y CMS Index Cap	0.30	Citibank NA	02/14/22	USD	1,066,525	2,299,577	1,876,804	422,773

						$8,238,558	$8,424,554	$(185,996)

Interest Rate Floors Purchased
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
5Y-30Y CMS Index Floor	0.40%	Nomura International plc	06/29/20	USD	549,120	$389,837	$589,471	$(199,634)
5Y-30Y CMS Index Floor	0.35	Nomura International plc	07/08/20	USD	557,780	301,809	502,002	(200,193)

						$691,646	$1,091,473	$(399,827)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down and In	Bank of America NA	04/06/20	JPY	100.00	JPY	96.50	USD	147,722	$(23,785)
USD Currency	Down and Out	Deutsche Bank AG	04/24/20	RUB	64.00	RUB	63.20	USD	34,974	(17)
S&P 500 Index	One-Touch	Goldman Sachs International	06/02/20	USD	2,871.81	USD	2,569.51	USD	42,780	(4,839,593)

										(4,863,395)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Energy Select Sector SPDR Fund	1,931	04/17/20	USD	33.00	USD	5,611	$(76,275)
Lowe’s Cos., Inc.	4,999	04/17/20	USD	135.00	USD	43,016	(9,998)
SPDR S&P 500 ETF Trust	7,728	04/17/20	USD	333.00	USD	199,189	(15,456)
Taiwan Semiconductor Manufacturing Co. Ltd.	9,779	04/17/20	USD	55.00	USD	46,734	(146,685)
U.S. Treasury 10 Year Note	575	04/24/20	USD	134.00	USD	57,500	(2,758,203)
Altice Europe NV	14,693	05/15/20	EUR	6.00	EUR	5,188	(72,922)
S&P 500 Index	133	05/15/20	USD	2,600.00	USD	34,375	(1,839,390)
S&P 500 Index	133	05/15/20	USD	2,650.00	USD	34,375	(1,468,320)
Altice Europe NV	12,594	06/19/20	EUR	9.00	EUR	4,447	(55,560)
Bank of America Corp.	4,466	06/19/20	USD	38.00	USD	9,481	(20,097)
JPMorgan Chase & Co.	991	06/19/20	USD	150.00	USD	8,922	(10,406)
Utilities Select Sector SPDR Fund	6,660	06/19/20	USD	66.00	USD	36,903	(336,330)
Verizon Communications, Inc.	4,990	06/19/20	USD	65.00	USD	26,811	(57,385)
S&P 500 Index	181	09/18/20	USD	3,300.00	USD	46,781	(127,605)
S&P 500 Index	272	09/18/20	USD	3,500.00	USD	70,301	(65,280)
SPDR S&P 500 ETF Trust	1,499	09/30/20	USD	253.00	USD	38,637	(3,972,350)
SPDR S&P 500 ETF Trust	4,500	09/30/20	USD	230.00	USD	115,988	(18,870,750)
S&P 500 Index	253	12/18/20	USD	3,600.00	USD	65,390	(121,440)
90-day Eurodollar December 2021 Futures	3,236	12/13/21	USD	99.38	USD	809,000	(3,478,700)

							(33,503,152)

Put
iShares iBoxx $ High Yield Corporate Bond ETF	550	04/03/20	USD	71.00	USD	4,239	(14,850)
iShares iBoxx $ High Yield Corporate Bond ETF	1,100	04/03/20	USD	60.00	USD	8,478	(19,800)
iShares Russell 2000 ETF	550	04/03/20	USD	96.00	USD	6,295	(12,375)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
iShares Russell 2000 ETF	650	04/03/20	USD	92.00	USD	7,440	$(9,100)
iShares iBoxx $ High Yield Corporate Bond ETF	800	04/09/20	USD	72.00	USD	6,166	(58,400)
iShares Russell 2000 ETF	550	04/09/20	USD	98.00	USD	6,295	(56,100)
Caterpillar, Inc.	500	04/17/20	USD	91.00	USD	5,802	(53,000)
Chipotle Mexican Grill, Inc.	110	04/17/20	USD	270.00	USD	7,198	(3,300)
EURO STOXX 50 Index	440	04/17/20	EUR	2,300.00	EUR	12,262	(72,549)
EURO STOXX 50 Index	697	04/17/20	EUR	2,250.00	EUR	19,425	(83,791)
Invesco QQQ Trust, Series 1	2,001	04/17/20	USD	180.00	USD	38,099	(960,480)
iShares iBoxx $ High Yield Corporate Bond ETF	1,666	04/17/20	USD	83.00	USD	12,840	(1,070,405)
iShares iBoxx $ High Yield Corporate Bond ETF	1,850	04/17/20	USD	72.00	USD	14,258	(198,875)
Raytheon Co.	300	04/17/20	USD	160.00	USD	3,935	(892,500)
S&P 500 Index	238	04/17/20	USD	2,950.00	USD	61,513	(9,113,020)
SPDR S&P 500 ETF Trust	813	04/17/20	USD	290.00	USD	20,955	(2,747,127)
SPDR S&P 500 ETF Trust	1,500	04/17/20	USD	300.00	USD	38,663	(6,566,250)
VanEck Vectors Semiconductor ETF	400	04/17/20	USD	90.00	USD	4,686	(16,600)
SPDR S&P 500 ETF Trust	1,900	04/24/20	USD	220.00	USD	48,973	(721,050)
CVS Health Corp.	1,500	05/15/20	USD	55.00	USD	8,900	(357,750)
iShares MSCI Emerging Markets ETF	30,000	05/15/20	USD	29.00	USD	102,390	(2,070,000)
Raytheon Co.	300	05/15/20	USD	170.00	USD	3,935	(1,221,750)
SPDR S&P 500 ETF Trust	1,500	05/15/20	USD	290.00	USD	38,663	(5,322,000)
SPDR S&P 500 ETF Trust	4,000	05/15/20	USD	220.00	USD	103,100	(2,566,000)
Intuitive Surgical, Inc.	51	06/19/20	USD	500.00	USD	2,526	(271,065)
SPDR S&P 500 ETF Trust	2,973	06/19/20	USD	250.00	USD	76,629	(5,180,453)
SPDR S&P 500 ETF Trust	4,999	06/19/20	USD	210.00	USD	128,849	(3,624,275)
Invesco QQQ Trust, Series 1	750	07/17/20	USD	160.00	USD	14,280	(536,250)
SPDR S&P 500 ETF Trust	1,002	09/18/20	USD	230.00	USD	25,827	(1,584,663)
SPDR S&P 500 ETF Trust	800	09/30/20	USD	190.00	USD	20,620	(624,000)
SPDR S&P 500 ETF Trust	1,499	09/30/20	USD	253.00	USD	38,637	(3,615,588)
SPDR S&P 500 ETF Trust	4,500	09/30/20	USD	205.00	USD	115,988	(4,743,000)
SPDR S&P 500 ETF Trust	4,500	09/30/20	USD	230.00	USD	115,988	(7,434,000)

							(61,820,366)

							$(95,323,518)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	04/02/20	BRL	4.35	USD	17,304	$(2,799,800)
USD Currency	HSBC Bank plc	—	04/02/20	MXN	20.00	USD	10,390	(1,587,757)
USD Currency	Citibank NA	—	04/08/20	ZAR	17.00	USD	25,098	(1,237,715)
USD Currency	Deutsche Bank AG	—	04/08/20	ZAR	15.50	USD	11,308	(1,484,369)
USD Currency	Deutsche Bank AG	—	04/08/20	ZAR	14.75	USD	12,704	(2,200,675)
USD Currency	Bank of America NA	—	04/10/20	RUB	66.00	USD	17,404	(2,678,499)
USD Currency	Deutsche Bank AG	—	04/10/20	RUB	64.00	USD	10,527	(1,889,665)
USD Currency	Deutsche Bank AG	—	04/10/20	RUB	65.75	USD	15,000	(2,356,502)
USD Currency	Morgan Stanley & Co. International plc	—	04/15/20	MXN	20.75	USD	80,435	(10,113,155)
Apple, Inc.	Morgan Stanley & Co. International plc	99,900	04/17/20	USD	290.00	USD	25,404	(82,418)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	32,500	04/17/20	USD	150.00	USD	2,920	(191)
USD Currency	Deutsche Bank AG	—	04/30/20	RUB	67.50	USD	24,243	(3,354,801)
EUR Currency	BNP Paribas SA	—	05/04/20	USD	1.17	EUR	56,543	(69,917)
EUR Currency	BNP Paribas SA	—	05/04/20	USD	1.15	EUR	113,086	(220,795)
USD Currency	BNP Paribas SA	—	05/06/20	CNH	7.25	USD	74,573	(249,353)
USD Currency	HSBC Bank plc	—	05/06/20	CNH	7.10	USD	63,389	(487,105)
EUR Currency	Bank of America NA	—	05/11/20	GBP	0.88	EUR	63,481	(1,271,678)
EUR Currency	JPMorgan Chase Bank NA	—	05/11/20	GBP	0.88	EUR	67,864	(1,359,480)
EUR Currency	JPMorgan Chase Bank NA	—	05/11/20	GBP	0.86	EUR	131,345	(4,854,201)
EUR Currency	Bank of America NA	—	05/14/20	USD	1.13	EUR	94,240	(480,675)
USD Currency	Deutsche Bank AG	—	05/21/20	MXN	25.50	USD	12,024	(271,489)
USD Currency	Deutsche Bank AG	—	06/04/20	ZAR	17.00	USD	76,230	(4,986,715)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	32,500	06/19/20	USD	150.00	USD	2,920	(53,176)
USD Currency	JPMorgan Chase Bank NA	—	09/29/20	JPY	107.00	USD	33,551	(910,726)

								(45,000,857)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Bank of America NA	—	04/02/20	RUB	61.00	USD	113,087	$(11)
USD Currency	Deutsche Bank AG	—	04/02/20	RUB	62.50	USD	52,771	(5)
USD Currency	HSBC Bank plc	—	04/02/20	MXN	19.25	USD	51,949	(5)
USD Currency	Citibank NA	—	04/08/20	MXN	19.00	USD	35,051	(20)
USD Currency	Bank of America NA	—	04/09/20	RUB	62.50	USD	50,021	(686)
USD Currency	BNP Paribas SA	—	04/09/20	RUB	61.00	USD	10,022	(80)
USD Currency	BNP Paribas SA	—	04/09/20	RUB	62.50	USD	50,021	(686)
USD Currency	BNP Paribas SA	—	04/09/20	CNH	6.90	USD	50,010	(11,842)
USD Currency	BNP Paribas SA	—	04/09/20	CNH	7.00	USD	100,062	(75,739)
USD Currency	Credit Suisse International	—	04/09/20	BRL	4.00	USD	30,005	(3)
USD Currency	HSBC Bank plc	—	04/09/20	ZAR	14.50	USD	50,000	(1,900)
USD Currency	Morgan Stanley & Co. International plc	—	04/09/20	BRL	4.00	USD	30,005	(3)
USD Currency	Deutsche Bank AG	—	04/10/20	RUB	61.00	USD	205,258	(1,973)
CAD Currency	Bank of America NA	—	04/13/20	JPY	82.00	CAD	26,100	(1,373,762)
CAD Currency	Deutsche Bank AG	—	04/13/20	JPY	80.00	CAD	50,900	(1,769,503)
CAD Currency	Morgan Stanley & Co. International plc	—	04/13/20	JPY	82.00	CAD	11,186	(588,770)
EUR Currency	Deutsche Bank AG	—	04/14/20	USD	1.08	EUR	47,808	(120,414)
CAD Currency	Bank of America NA	—	04/15/20	JPY	80.00	CAD	50,000	(1,756,691)
CAD Currency	Morgan Stanley & Co. International plc	—	04/15/20	JPY	80.00	CAD	124,574	(4,376,760)
USD Currency	Bank of America NA	—	04/16/20	CNH	6.85	USD	55,930	(12,482)
USD Currency	Barclays Bank plc	—	04/16/20	CNH	6.85	USD	101,778	(22,714)
Apple, Inc.	Morgan Stanley & Co. International plc	99,900	04/17/20	USD	200.00	USD	25,404	(157,803)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	32,500	04/17/20	USD	95.00	USD	2,920	(281,041)
USD Currency	Citibank NA	—	04/24/20	RUB	63.50	USD	48,964	(5,318)
EUR Currency	Citibank NA	—	04/29/20	USD	1.11	EUR	65,590	(896,025)
USD Currency	Citibank NA	—	04/29/20	MXN	23.00	USD	11,665	(264,116)
USD Currency	Deutsche Bank AG	—	04/29/20	ZAR	17.00	USD	61,239	(379,621)
USD Currency	Citibank NA	—	04/30/20	RUB	63.75	USD	56,544	(8,319)
USD Currency	Citibank NA	—	05/01/20	JPY	104.00	USD	33,351	(215,470)
CAD Currency	Citibank NA	—	05/19/20	MXN	15.04	CAD	35,000	(97,013)
CAD Currency	HSBC Bank plc	—	05/19/20	MXN	14.29	CAD	26,220	(19,906)
USD Currency	Deutsche Bank AG	—	05/22/20	ZAR	16.50	USD	15,611	(72,350)
USD Currency	Deutsche Bank AG	—	05/22/20	RUB	75.00	USD	23,221	(303,856)
USD Currency	Morgan Stanley & Co. International plc	—	05/26/20	JPY	103.00	USD	74,754	(575,731)
USD Currency	Morgan Stanley & Co. International plc	—	05/27/20	JPY	103.00	USD	57,537	(449,999)
USD Currency	Bank of America NA	—	05/28/20	RUB	61.00	USD	26,898	(4,920)
USD Currency	Bank of America NA	—	05/28/20	RUB	63.00	USD	26,898	(8,465)
USD Currency	JPMorgan Chase Bank NA	—	06/03/20	CNH	6.90	USD	100,000	(176,260)
HCA Healthcare, Inc.	Morgan Stanley & Co. International plc	32,500	06/19/20	USD	100.00	USD	2,920	(525,453)
USD Currency	BNP Paribas SA	—	07/03/20	CNH	6.90	USD	100,067	(258,506)
USD Currency	JPMorgan Chase Bank NA	—	07/03/20	CNH	6.90	USD	54,590	(141,024)
USD Currency	JPMorgan Chase Bank NA	—	09/29/20	JPY	107.00	USD	33,551	(922,803)

								(15,878,048)

								$(60,878,905)

OTC Credit Default Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Credit Rating (a)	Exercise Price		Notional Amount (000) (b)		Value
	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Sold Protection on 5-Year Credit Default Swap	CDX.NA.IG.33.V1	Quarterly	1.00%	Quarterly	Bank of America NA	06/17/20	NR	USD	150.00	USD	249,368	$(1,276,375)
Sold Protection on 5-Year Credit Default Swap	CDX.NA.IG.33.V1	Quarterly	1.00	Quarterly	Credit Suisse International	06/17/20	NR	USD	260.00	USD	400,408	(538,985)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Written (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Credit Rating (a)	Exercise Price		Notional Amount (000) (b)		Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR.	Quarterly	5.00%	Quarterly	BNP Paribas SA	04/15/20	NR	EUR	700.00	EUR	22,375	$(300,096)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR.	Quarterly	5.00	Quarterly	BNP Paribas SA	04/15/20	NR	EUR	700.00	EUR	22,375	(300,096)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR.	Quarterly	5.00	Quarterly	BNP Paribas SA	04/15/20	NR	EUR	725.00	EUR	44,750	(519,630)

												$(2,935,182)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Exercise Rate	Amount (000)		Value
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.88%	Semi-Annual	Deutsche Bank AG	04/14/20	2.88%	USD	522,660	$(25,590,766)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.94%	Semi-Annual	Bank of America NA	04/17/20	2.94	USD	517,360	(25,988,322)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.90%	Semi-Annual	Goldman Sachs International	04/27/20	1.90	USD	845,752	(25,057,331)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.00%	Semi-Annual	Barclays Bank plc	06/01/20	1.00	USD	414,641	(5,285,572)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	2.20%	Semi-Annual	Barclays Bank plc	06/11/20	2.20	USD	147,110	(21,745,138)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.75%	Semi-Annual	Bank of America NA	08/10/20	0.75	USD	761,290	(6,584,923)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.88%	Semi-Annual	Bank of America NA	08/13/20	0.88	USD	1,002,767	(11,242,407)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.20%	Semi-Annual	JPMorgan Chase Bank NA	08/17/20	1.20	USD	72,705	(3,907,433)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.42%	Semi-Annual	Citibank NA	08/17/20	1.42	USD	58,095	(4,225,315)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.25%	Semi-Annual	Bank of America NA	08/19/20	1.25	USD	72,840	(4,219,410)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.68%	Semi-Annual	Morgan Stanley & Co. International plc	09/10/20	0.68	USD	32,904	(674,083)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.61%	Semi-Annual	Bank of America NA	09/14/20	1.61	USD	36,055	(3,260,377)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.66%	Semi-Annual	JPMorgan Chase Bank NA	09/23/20	0.66	USD	80,000	(1,616,672)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.70%	Semi-Annual	Barclays Bank plc	09/23/20	0.70	USD	1,151,765	(8,856,635)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.74%	Semi-Annual	BNP Paribas SA	09/24/20	0.74	USD	37,910	(911,452)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.76%	Semi-Annual	Deutsche Bank AG	09/25/20	0.76	USD	40,000	(1,006,949)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.65%	Semi-Annual	BNP Paribas SA	09/30/20	0.65	USD	18,730	(371,655)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.63%	Semi-Annual	Bank of America NA	11/02/20	1.63	USD	36,370	(3,321,927)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.64%	Semi-Annual	UBS AG	11/02/20	1.64	USD	36,365	(3,354,694)
1-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.58%	Semi-Annual	JPMorgan Chase Bank NA	11/05/20	1.58	USD	320,825	(4,089,630)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Deutsche Bank AG	11/30/20	3.05	USD	320,220	(17,386,998)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.54%	Semi-Annual	Goldman Sachs International	12/11/20	1.54	USD	169,284	(4,074,597)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.53%	Semi-Annual	Citibank NA	12/14/20	1.53	USD	169,283	(4,057,234)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	2.79%	Semi-Annual	Barclays Bank plc	03/08/21	2.79	USD	156,257	(31,337,540)
1-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.41%	Semi-Annual	Morgan Stanley & Co. International plc	03/17/21	0.41	USD	320,825	(665,863)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.60%	Semi-Annual	Barclays Bank plc	01/06/22	1.60	USD	109,170	(9,696,237)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.65%	Semi-Annual	Bank of America NA	01/10/22	1.65	USD	108,190	(10,038,045)
5-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.25%	Semi-Annual	Barclays Bank plc	02/28/22	1.25	USD	101,530	(3,615,491)
5-Year Interest Rate Swap(a)	6 month EURIBOR	Semi-Annual	(0.14)%	Annual	Barclays Bank plc	09/12/22	0.14	EUR	36,494	(511,630)
5-Year Interest Rate Swap(a)	6 month EURIBOR	Semi-Annual	(0.04)%	Annual	Barclays Bank plc	09/13/22	0.04	EUR	36,495	(617,419)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Barclays Bank plc	03/12/29	3.05	USD	83,640	(16,979,776)

										(260,291,521)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written  (continued)

	Paid by the Fund		Received by the Fund			Expiration		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Exercise Rate	Amount (000)		Value
Put
1-Year Interest Rate Swap	2.32%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	04/06/20	2.32%	USD	1,361,990	$—
1-Year Interest Rate Swap	2.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	04/06/20	2.35	USD	1,361,990	—
2-Year Interest Rate Swap	1.57%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/06/20	1.57	USD	440,762	—
2-Year Interest Rate Swap	1.67%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/08/20	1.67	USD	1,642,000	—
2-Year Interest Rate Swap	2.88%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	04/14/20	2.88	USD	522,660	—
2-Year Interest Rate Swap	2.94%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/17/20	2.94	USD	517,360	—
2-Year Interest Rate Swap(a)	3.15%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/05/20	3.15	USD	281,000	—
2-Year Interest Rate Swap(a)	2.90%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/29/20	2.90	USD	283,190	—
2-Year Interest Rate Swap(a)	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/29/20	3.35	USD	398,160	—
2-Year Interest Rate Swap(a)	3.45%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/08/20	3.45	USD	397,210	—
10-Year Interest Rate Swap(a)	2.20%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/11/20	2.20	USD	147,110	(6,087)
10-Year Interest Rate Swap(a)	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	06/15/20	2.30	USD	110,550	(3,846)
2-Year Interest Rate Swap(a)	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/15/20	3.35	USD	254,300	—
10-Year Interest Rate Swap(a)	2.35%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	07/10/20	2.35	USD	79,730	(5,623)
10-Year Interest Rate Swap(a)	1.95%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	07/13/20	1.95	USD	58,485	(15,969)
5-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	07/27/20	—	EUR	104,510	(198,140)
10-Year Interest Rate Swap(a)	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	07/27/20	2.30	USD	56,230	(7,223)
10-Year Interest Rate Swap(a)	2.00%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/03/20	2.00	USD	30,595	(10,903)
10-Year Interest Rate Swap(a)	1.75%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/07/20	1.75	USD	27,025	(22,150)
2-Year Interest Rate Swap(a)	1.88%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/13/20	1.88	USD	1,002,767	—
10-Year Interest Rate Swap(a)	1.42%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	1.42	USD	58,095	(150,999)
10-Year Interest Rate Swap(a)	1.60%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/17/20	1.60	USD	72,705	(107,090)
10-Year Interest Rate Swap(a)	1.65%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/19/20	1.65	USD	72,840	(93,694)
2-Year Interest Rate Swap(a)	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/24/20	3.50	USD	515,320	—
10-Year Interest Rate Swap(a)	0.68%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	09/10/20	0.68	USD	32,904	(786,971)
10-Year Interest Rate Swap(a)	1.61%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	09/14/20	1.61	USD	36,055	(64,020)
10-Year Interest Rate Swap(a)	1.76%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	09/16/20	1.76	USD	72,280	(83,886)
10-Year Interest Rate Swap(a)	0.66%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	09/23/20	0.66	USD	80,000	(2,022,607)
2-Year Interest Rate Swap(a)	0.60%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/24/20	0.60	USD	258,870	(81,596)
10-Year Interest Rate Swap(a)	0.74%	Semi-Annual	3 month LIBOR	Quarterly	BNP Paribas SA	09/24/20	0.74	USD	37,910	(801,416)
10-Year Interest Rate Swap(a)	0.76%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/25/20	0.76	USD	40,000	(805,058)
10-Year Interest Rate Swap(a)	0.65%	Semi-Annual	3 month LIBOR	Quarterly	BNP Paribas SA	09/30/20	0.65	USD	18,730	(491,908)
2-Year Interest Rate Swap(a)	1.05%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	10/02/20	1.05	USD	315,060	(1,168)
2-Year Interest Rate Swap(a)	1.00%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	10/05/20	1.00	USD	144,530	(1,006)
2-Year Interest Rate Swap(a)	3.55%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	10/05/20	3.55	USD	2,495,529	—
2-Year Interest Rate Swap(a)	3.75%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	10/13/20	3.75	USD	2,002,359	—
10-Year Interest Rate Swap(a)	1.63%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/02/20	1.63	USD	36,370	(91,151)
10-Year Interest Rate Swap(a)	1.64%	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	11/02/20	1.64	USD	36,365	(88,719)
1-Year Interest Rate Swap(a)	1.58%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	11/05/20	1.58	USD	320,825	—
2-Year Interest Rate Swap(a)	2.00%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	11/27/20	2.00	USD	344,885	(34)
2-Year Interest Rate Swap(a)	3.05%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	11/30/20	3.05	USD	320,220	—
2-Year Interest Rate Swap(a)	1.54%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	12/11/20	1.54	USD	169,284	(102)
2-Year Interest Rate Swap(a)	1.53%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	12/14/20	1.53	USD	169,283	(115)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Exercise Rate	Amount (000)		Value
2-Year Interest Rate Swap(a)	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	12/29/20	3.25%	USD	443,850	$—
2-Year Interest Rate Swap(a)	0.30%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	03/08/21	0.30	EUR	381,850	(62,051)
10-Year Interest Rate Swap(a)	2.79%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/08/21	2.79	USD	156,257	(52,716)
1-Year Interest Rate Swap(a)	0.41%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	03/17/21	0.41	USD	320,825	(283,882)
2-Year Interest Rate Swap(a)	0.10%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	03/29/21	0.10	EUR	264,035	(110,713)
2-Year Interest Rate Swap(a)	0.12%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	04/08/21	0.12	EUR	411,155	(166,830)
2-Year Interest Rate Swap(a)	0.10%	Annual	6 month EURIBOR	Semi-Annual	Citibank NA	04/12/21	0.10	EUR	412,820	(188,835)
2-Year Interest Rate Swap(a)	0.16%	Annual	6 month EURIBOR	Semi-Annual	Goldman Sachs International	04/12/21	0.16	EUR	412,820	(146,597)
2-Year Interest Rate Swap(a)	0.15%	Annual	6 month EURIBOR	Semi-Annual	Morgan Stanley & Co. International plc	04/19/21	0.15	EUR	410,860	(159,504)
10-Year Interest Rate Swap(a)	2.15%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	04/19/21	2.15	EUR	131,500	(53,196)
10-Year Interest Rate Swap(a)	2.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	05/04/21	2.00	EUR	79,200	(45,631)
2-Year Interest Rate Swap(a)	0.11%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	05/17/21	0.11	EUR	134,318	(72,941)
1-Year Interest Rate Swap(a)	2.35%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	05/17/21	2.35	USD	650,900	—
1-Year Interest Rate Swap(a)	2.15%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	05/27/21	2.15	USD	884,530	(88)
2-Year Interest Rate Swap(a)	0.08%	Annual	6 month EURIBOR	Semi-Annual	Morgan Stanley & Co. International plc	05/31/21	0.08	EUR	176,910	(116,702)
1-Year Interest Rate Swap(a)	2.40%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/01/21	2.40	USD	1,092,200	—
10-Year Interest Rate Swap(a)	3.87%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/07/21	3.87	USD	245,920	(18,324)
2-Year Interest Rate Swap(a)	0.05%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/10/21	0.05	EUR	136,825	(106,851)
2-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/14/21	—	EUR	60,320	(58,159)
2-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Bank of America NA	06/14/21	—	EUR	123,820	(119,383)
2-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Goldman Sachs International	06/18/21	—	EUR	124,520	(122,408)
2-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Citibank NA	06/21/21	—	EUR	145,350	(144,579)
2-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Nomura International plc	06/25/21	—	EUR	135,350	(137,219)
2-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	07/01/21	—	EUR	72,225	(75,147)
2-Year Interest Rate Swap(a)	(0.05)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	07/02/21	0.05	EUR	70,595	(89,040)
2-Year Interest Rate Swap(a)	0.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	07/19/21	—	EUR	73,835	(82,746)
2-Year Interest Rate Swap(a)	(0.15)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	08/09/21	0.15	EUR	258,020	(533,615)
2-Year Interest Rate Swap(a)	(0.25)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	09/03/21	0.25	EUR	299,280	(928,005)
10-Year Interest Rate Swap(a)	2.10%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	01/06/22	2.10	USD	109,170	(500,765)
10-Year Interest Rate Swap(a)	2.15%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	01/10/22	2.15	USD	108,190	(456,681)
10-Year Interest Rate Swap(a)	2.00%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	02/03/22	2.00	USD	171,440	(994,693)
10-Year Interest Rate Swap(a)	2.00%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	02/11/22	2.00	USD	368,058	(2,167,796)
10-Year Interest Rate Swap(a)	1.85%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	02/22/22	1.85	USD	80,460	(626,382)
5-Year Interest Rate Swap(a)	1.25%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/28/22	1.25	USD	101,530	(637,041)
10-Year Interest Rate Swap(a)	1.60%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/28/22	1.60	USD	37,130	(443,636)
10-Year Interest Rate Swap(a)	1.60%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	03/03/22	1.60	USD	37,130	(446,010)
10-Year Interest Rate Swap(a)	1.60%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/04/22	1.60	USD	35,974	(432,610)
10-Year Interest Rate Swap(a)	1.60%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	03/04/22	1.60	USD	57,810	(695,201)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
5-Year Interest Rate Swap(a)	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25%	USD	295,110	$(29,042)
10-Year Interest Rate Swap(a)	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	05/09/22	2.75	USD	150,715	(286,027)
10-Year Interest Rate Swap(a)	2.75%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/02/22	2.75	USD	56,530	(140,183)
10-Year Interest Rate Swap(a)	3.25%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/02/22	3.25	USD	56,530	(60,866)
10-Year Interest Rate Swap(a)	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/08/22	2.75	USD	57,125	(144,093)
10-Year Interest Rate Swap(a)	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/08/22	3.25	USD	57,125	(62,837)
5-Year Interest Rate Swap(a)	(0.14)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	09/12/22	0.14	EUR	36,494	(716,583)
5-Year Interest Rate Swap(a)	(0.04)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	09/13/22	0.04	EUR	36,495	(611,025)
10-Year Interest Rate Swap(a)	3.00%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/13/24	3.00	USD	110,550	(612,126)
10-Year Interest Rate Swap(a)	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/13/24	3.50	USD	110,550	(336,446)
10-Year Interest Rate Swap(a)	3.00%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/20/24	3.00	USD	110,550	(616,501)
10-Year Interest Rate Swap(a)	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/20/24	3.50	USD	110,550	(339,253)
10-Year Interest Rate Swap(a)	2.25%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	08/20/24	2.25	USD	116,580	(1,623,962)
10-Year Interest Rate Swap(a)	3.05%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/12/29	3.05	USD	83,640	(1,228,186)

										(24,024,588)

										$(284,316,109)

(a)	Forward settling swaption.

Interest Rate Caps Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2Y-10 CMS Index Cap	0.71%	Goldman Sachs International	05/29/2020	USD	3,145,483	$(230,874)	$(1,415,471)	$1,184,597
5Y-30Y CMS Index Cap	0.55	Citibank NA	02/14/2022	USD	1,066,525	(1,055,657)	(1,002,534)	(53,123)

						$(1,286,531)	$(2,418,005)	$1,131,474

Interest Rate Floors Sold
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
5Y-30Y CMS Index Floor	0.30%	Nomura International plc	06/29/20	USD	1,098,240	$(422,185)	$(724,705)	$302,520
5Y-30Y CMS Index Floor	0.25	Nomura International plc	07/08/20	USD	1,115,560	(326,446)	(557,780)	231,334

						$(748,631)	$(1,282,485)	$533,854

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V3	5.00%	Quarterly	12/20/24	USD	88,544	$5,463,282	$(4,976,290)	$10,439,572
CDX.NA.IG.33.V1	1.00	Quarterly	12/20/24	USD	1,324,530	4,158,583	(31,269,638)	35,428,221

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSUB.32.V1	1.00%	Quarterly	12/20/24	EUR	21,260	$1,482,845	$1,424,560	$58,285
CDX.NA.IG.34.V1	1.00	Quarterly	06/20/25	USD	257,476	1,627,937	4,895,405	(3,267,468)
ITRAXX.EUR.CROSSOVER.33.V1	5.00	Quarterly	06/20/25	EUR	127,887	4,026,497	5,000,340	(973,843)
ITRAXX.FINSUB.33.V1	1.00	Quarterly	06/20/25	EUR	19,590	1,645,859	1,780,210	(134,351)

						$18,405,003	$(23,145,413)	$41,550,416

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.
CROSSOVER.32.V1	5.00%	Quarterly	12/20/24	CCC+		EUR	14,550	$(302,094)	$(786,200)	$484,106

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
										Upfront
										Premium	Unrealized
				Effective		Termination		Notional		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date		Amount (000)	Value	(Received)	(Depreciation)
		1 day
1.59%	At Termination	REPO_CORRA	At Termination	06/03/20	(a)	07/15/20	CAD	841,104	$(952,134)	$—	$(952,134)
		1 day
1.57%	At Termination	REPO_CORRA	At Termination	06/03/20	(a)	07/15/20	CAD	954,239	(1,061,488)	—	(1,061,488)
		1 day
1.69%	At Termination	REPO_CORRA	At Termination	07/15/20	(a)	09/09/20	CAD	1,646,904	(2,685,285)	(1,961,625)	(723,660)
1 day		1.69%
REPO_CORRA	At Termination		At Termination	07/15/20	(a)	09/09/20	CAD	2,994,370	4,882,336	—	4,882,336
28 day MXIBTIIE	Monthly	8.51%	Monthly	N/A		11/04/20	MXN	5,600,000	3,611,422	—	3,611,422
3 month LIBOR	Quarterly	1.53%	Semi-Annual	N/A		11/22/20	USD	330,410	2,696,304	—	2,696,304
28 day MXIBTIIE	Monthly	6.88%	Monthly	N/A		12/15/20	MXN	2,481,121	684,959	—	684,959
28 day MXIBTIIE	Monthly	6.88%	Monthly	N/A		12/16/20	MXN	4,800,335	1,324,046	—	1,324,046
3 month LIBOR	Quarterly	2.78%	Semi-Annual	N/A		02/16/21	USD	862,615	16,685,545	—	16,685,545
1.56%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/27/21	USD	625,530	(6,057,169)	—	(6,057,169)
1.56%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/30/21	USD	625,520	(5,894,794)	—	(5,894,794)
3 month LIBOR	Quarterly	1.61%	Semi-Annual	N/A		06/15/21	USD	141,484	2,608,938	—	2,608,938
1.77%	Semi-Annual	3 month LIBOR	Quarterly	06/15/20	(a)	06/15/21	USD	627,063	(8,676,464)	—	(8,676,464)
3 month LIBOR	Quarterly	2.10%	Semi-Annual	N/A		07/05/21	USD	623,690	12,377,116	1,333,870	11,043,246
3 month BA	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	1,035,780	10,875,660	—	10,875,660
3 month BA	Semi-Annual	1.91%	Semi-Annual	N/A		07/09/21	CAD	80,273	840,726	—	840,726
3 month LIBOR	Quarterly	1.36%	Semi-Annual	09/28/20	(a)	09/28/21	USD	174,740	1,823,111	—	1,823,111
3 month LIBOR	Quarterly	2.24%	Semi-Annual	N/A		11/01/21	USD	824,780	27,825,545	—	27,825,545
2.58%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/21	CAD	14,493	(339,663)	—	(339,663)
6 month CIBOR	Semi-Annual	0.12%	Annual	N/A		12/06/21	DKK	85,453	58,878	1,254	57,624
3 month STIBOR	Quarterly	0.17%	Annual	N/A		12/06/21	SEK	118,860	15,230	974	14,256
3.01%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/21	USD	10,977	(569,328)	(1,666)	(567,662)
28 day MXIBTIIE	Monthly	6.52%	Monthly	N/A		12/14/21	MXN	3,766,393	1,978,989	—	1,978,989
28 day MXIBTIIE	Monthly	6.51%	Monthly	N/A		12/15/21	MXN	3,208,931	1,668,888	—	1,668,888
(0.45)%	Annual	6 month EURIBOR	Semi-Annual	N/A		12/16/21	EUR	145,975	376,575	—	376,575

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
										Upfront
										Premium	Unrealized
				Effective		Termination		Notional		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date		Amount (000)	Value	(Received)	(Depreciation)
6 month CHF LIBOR	Semi-Annual	(0.62)%	Annual	01/07/21	(a)	01/07/22	CHF	396,629	$74,587	$—	$74,587
6 month CHF LIBOR	Semi-Annual	(0.62)%	At Termination	01/08/21	(a)	01/08/22	CHF	630,733	118,001	—	118,001
6 month CHF LIBOR	Semi-Annual	(0.60)%	At Termination	01/15/21	(a)	01/15/22	CHF	199,178	83,882	—	83,882
6 month EURIBOR	Semi-Annual	(0.30)%	Annual	N/A		01/16/22	EUR	304,910	230,792	4,219	226,573
6 month BUBOR	Semi-Annual	0.62%	Annual	N/A		02/07/22	HUF	19,914,677	120,132	—	120,132
6 month EURIBOR	Semi-Annual	(0.35)%	Annual	N/A		02/10/22	EUR	385,160	(124,044)	—	(124,044)
6 month BUBOR	Semi-Annual	0.63%	Annual	N/A		02/10/22	HUF	17,923,209	115,273	—	115,273
6 month BUBOR	Semi-Annual	0.66%	Annual	N/A		02/11/22	HUF	22,970,385	178,936	—	178,936
6 month BUBOR	Semi-Annual	0.65%	Annual	N/A		02/12/22	HUF	17,743,977	126,581	—	126,581
6 month BUBOR	Semi-Annual	0.65%	Annual	N/A		02/13/22	HUF	18,089,178	122,968	—	122,968
6 month EURIBOR	Semi-Annual	(0.48)%	Annual	N/A		03/05/22	EUR	77,540	(211,907)	—	(211,907)
6 month EURIBOR	Semi-Annual	(0.48)%	Annual	N/A		03/06/22	EUR	67,690	(184,190)	—	(184,190)
3 month LIBOR	Quarterly	0.68%	Semi-Annual	N/A		03/06/22	USD	40,010	188,119	—	188,119
6 month EURIBOR	Semi-Annual	(0.49)%	Annual	N/A		03/09/22	EUR	59,660	(178,036)	—	(178,036)
(0.35)%	Annual	6 month EURIBOR	Semi-Annual	N/A		03/20/22	EUR	35,490	11,028	—	11,028
(0.34)%	Annual	6 month EURIBOR	Semi-Annual	N/A		03/20/22	EUR	35,490	(3,979)	—	(3,979)
(0.30)%	Annual	6 month EURIBOR	Semi-Annual	N/A		03/23/22	EUR	225,080	(189,366)	—	(189,366)
3 month LIBOR	Quarterly	1.21%	Semi-Annual	N/A		03/27/22	USD	694,205	10,624,217	—	10,624,217
3 month LIBOR	Quarterly	2.03%	Semi-Annual	N/A		03/30/22	USD	416,570	13,136,805	—	13,136,805
3 month LIBOR	Quarterly	0.64%	Semi-Annual	04/07/20	(a)	04/07/22	USD	43,320	166,729	—	166,729
3 month LIBOR	Quarterly	0.64%	Semi-Annual	04/07/20	(a)	04/07/22	USD	43,320	162,834	—	162,834
3 month LIBOR	Quarterly	2.25%	Semi-Annual	04/27/20	(a)	04/27/22	USD	630,890	23,063,219	—	23,063,219
3 month LIBOR	Quarterly	1.74%	Semi-Annual	06/16/20	(a)	06/16/22	USD	79,485	2,226,467	—	2,226,467
(0.38)%	Annual	6 month EURIBOR	Semi-Annual	06/19/20	(a)	06/19/22	EUR	170,860	203,285	—	203,285
6 month EURIBOR	Semi-Annual	(0.25)%	Annual	06/24/20	(a)	06/24/22	EUR	33,749	54,242	—	54,242
6 month EURIBOR	Semi-Annual	(0.29)%	Annual	06/25/20	(a)	06/25/22	EUR	12,660	9,079	—	9,079
6 month EURIBOR	Semi-Annual	(0.28)%	Annual	06/26/20	(a)	06/26/22	EUR	12,660	11,894	—	11,894
6 month EURIBOR	Semi-Annual	(0.28)%	Annual	06/30/20	(a)	06/30/22	EUR	12,660	13,315	—	13,315
3 month LIBOR	Quarterly	1.71%	Semi-Annual	07/13/21	(a)	07/13/22	USD	1,106,290	15,526,957	—	15,526,957
28 day MXIBTIIE	Monthly	7.00%	Monthly	N/A		08/11/22	MXN	1,512,744	1,759,241	—	1,759,241
3 month LIBOR	Quarterly	0.73%	Semi-Annual	09/04/20	(a)	09/04/22	USD	174,760	1,430,615	—	1,430,615
3 month LIBOR	Quarterly	0.73%	Semi-Annual	09/04/20	(a)	09/04/22	USD	89,130	735,880	—	735,880
3 month LIBOR	Quarterly	0.66%	Semi-Annual	09/08/20	(a)	09/08/22	USD	40,310	274,690	—	274,690
3 month LIBOR	Quarterly	0.67%	Semi-Annual	09/08/20	(a)	09/08/22	USD	44,020	305,247	—	305,247
3 month LIBOR	Quarterly	0.69%	Semi-Annual	09/08/20	(a)	09/08/22	USD	44,020	326,345	—	326,345
3 month LIBOR	Quarterly	0.70%	Semi-Annual	09/08/20	(a)	09/08/22	USD	50,460	384,165	—	384,165
(0.26)%	Annual	6 month EURIBOR	Semi-Annual	09/22/20	(a)	09/22/22	EUR	71,570	(104,057)	—	(104,057)
3 month LIBOR	Quarterly	0.36%	Semi-Annual	09/25/20	(a)	09/25/22	USD	148,730	110,087	—	110,087
3 month LIBOR	Quarterly	0.38%	Semi-Annual	09/28/20	(a)	09/28/22	USD	70,110	84,216	—	84,216
6 month EURIBOR	Semi-Annual	(0.32)%	Annual	09/29/20	(a)	09/29/22	EUR	196,370	27,063	—	27,063
3 month LIBOR	Quarterly	0.34%	Semi-Annual	09/29/20	(a)	09/29/22	USD	141,300	62,298	—	62,298
3 month LIBOR	Quarterly	0.37%	Semi-Annual	09/29/20	(a)	09/29/22	USD	46,210	43,904	—	43,904

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps  (continued)

Paid by the Fund		Received by the Fund
										Upfront
										Premium	Unrealized
				Effective		Termination		Notional		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date		Amount (000)	Value	(Received)	(Depreciation)
6 month EURIBOR	Semi-Annual	(0.33)%	Annual	10/02/20	(a)	10/02/22	EUR	85,380	$—	$—	$—
6 month EURIBOR	Semi-Annual	(0.34)%	Annual	10/02/20	(a)	10/02/22	EUR	103,240	(46,005)	—	(46,005)
3 month LIBOR	Quarterly	0.35%	Semi-Annual	10/02/20	(a)	10/02/22	USD	73,190	—	—	—
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	582,388	(773,570)	—	(773,570)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	767,612	(1,015,593)	—	(1,015,593)
1.92%	Annual	6 month NIBOR	Semi-Annual	N/A		11/01/22	NOK	63,650	(178,791)	—	(178,791)
6 month EURIBOR	Semi-Annual	(0.26)%	Annual	N/A		01/09/23	EUR	9,715	17,628	(268)	17,896
1 day EONIA	At Termination	(0.40)%	At Termination	01/28/22	(a)	01/28/23	EUR	517,345	472,497	24,731	447,766
1 day EONIA	At Termination	(0.45)%	At Termination	02/08/22	(a)	02/08/23	EUR	270,320	86,421	14,066	72,355
1 day EONIA	At Termination	(0.58)%	At Termination	02/08/22	(a)	02/08/23	EUR	84,440	(92,798)	506	(93,304)
1 day EONIA	At Termination	(0.46)%	At Termination	02/11/22	(a)	02/11/23	EUR	641,464	128,364	—	128,364
6 month EURIBOR	Semi-Annual	(0.33)%	Annual	02/12/21	(a)	02/12/23	EUR	26,680	(15,058)	—	(15,058)
6 month EURIBOR	Semi-Annual	(0.34)%	Annual	02/12/21	(a)	02/12/23	EUR	23,550	(15,134)	—	(15,134)
(0.75)%	Annual	6 month CHF LIBOR	Semi-Annual	02/21/22	(a)	02/21/23	CHF	167,550	315,130	—	315,130
1 day EONIA	At Termination	(0.49)%	At Termination	02/25/22	(a)	02/25/23	EUR	331,140	(35,495)	—	(35,495)
3 month LIBOR	Quarterly	1.10%	Semi-Annual	03/01/21	(a)	03/01/23	USD	179,220	2,693,019	—	2,693,019
6 month EURIBOR	Semi-Annual	(0.41)%	Annual	03/02/21	(a)	03/02/23	EUR	115,970	(280,083)	—	(280,083)
1 day EONIA	At Termination	(0.55)%	At Termination	03/02/22	(a)	03/02/23	EUR	172,330	(136,705)	1,348	(138,053)
6 month EURIBOR	Semi-Annual	(0.47)%	Annual	03/04/21	(a)	03/04/23	EUR	38,850	(146,775)	—	(146,775)
28 day MXIBTIIE	Monthly	6.77%	Monthly	N/A		03/09/23	MXN	1,503,407	1,559,305	—	1,559,305
2.43%	Semi-Annual	3 month LIBOR	Quarterly	03/15/21	(a)	03/15/23	USD	366,380	(15,244,522)	(6,386)	(15,238,136)
28 day MXIBTIIE	Monthly	6.36%	Monthly	N/A		03/23/23	MXN	2,508,847	1,440,241	—	1,440,241
(0.18)%	Annual	6 month EURIBOR	Semi-Annual	03/24/21	(a)	03/24/23	EUR	192,775	(546,478)	—	(546,478)
(0.17)%	Annual	6 month EURIBOR	Semi-Annual	03/24/21	(a)	03/24/23	EUR	192,775	(573,260)	—	(573,260)
(0.18)%	Annual	6 month EURIBOR	Semi-Annual	03/24/21	(a)	03/24/23	EUR	192,090	(523,081)	—	(523,081)
1.77%	Semi-Annual	3 month LIBOR	Quarterly	07/12/22	(a)	07/12/23	USD	1,124,120	(14,793,588)	—	(14,793,588)
(0.30)%	Annual	6 month EURIBOR	Semi-Annual	07/26/21	(a)	07/25/23	EUR	397,060	180,247	—	180,247
(0.29)%	Annual	6 month EURIBOR	Semi-Annual	07/26/21	(a)	07/26/23	EUR	365,290	85,096	—	85,096
6 month EURIBOR	Semi-Annual	(0.45)%	Annual	08/11/21	(a)	08/11/23	EUR	46,150	(183,126)	—	(183,126)
6 month EURIBOR	Semi-Annual	(0.58)%	Annual	08/17/21	(a)	08/17/23	EUR	46,440	(313,327)	—	(313,327)
6 month EURIBOR	Semi-Annual	(0.43)%	Annual	09/14/21	(a)	09/14/23	EUR	37,820	(138,501)	—	(138,501)
6 month EURIBOR	Semi-Annual	(0.50)%	Annual	09/14/21	(a)	09/14/23	EUR	65,190	(337,238)	—	(337,238)
6 month EURIBOR	Semi-Annual	(0.44)%	Annual	10/06/21	(a)	10/06/23	EUR	37,900	(145,451)	—	(145,451)
1.55%	Semi-Annual	3 month LIBOR	Quarterly	10/26/21	(a)	10/26/23	USD	74,200	(1,677,462)	—	(1,677,462)
1.61%	Semi-Annual	3 month LIBOR	Quarterly	11/01/21	(a)	11/01/23	USD	88,230	(2,095,365)	—	(2,095,365)
1.58%	Semi-Annual	3 month LIBOR	Quarterly	11/01/21	(a)	11/01/23	USD	88,340	(2,056,603)	—	(2,056,603)
2.62%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/23	CAD	8,897	(412,282)	(694)	(411,588)
6 month CIBOR	Semi-Annual	0.42%	Annual	N/A		12/06/23	DKK	51,621	149,181	3,238	145,943
3 month STIBOR	Quarterly	0.51%	Annual	N/A		12/06/23	SEK	72,087	108,343	1,804	106,539
3.00%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/23	USD	6,773	(697,887)	(2,533)	(695,354)
(0.17)%	Annual	6 month EURIBOR	Semi-Annual	12/13/21	(a)	12/13/23	EUR	140,210	(262,202)	—	(262,202)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
										Upfront
										Premium	Unrealized
				Effective		Termination		Notional		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date		Amount (000)	Value	(Received)	(Depreciation)
(0.05)%	Annual	6 month EURIBOR	Semi-Annual	01/03/22	(a)	01/03/24	EUR	74,950	$(329,175)	$—	$(329,175)
(0.06)%	Annual	6 month EURIBOR	Semi-Annual	01/03/22	(a)	01/03/24	EUR	74,950	(318,255)	—	(318,255)
6 month CHF LIBOR	Semi-Annual	(0.66)%	Annual	02/20/23	(a)	02/20/24	CHF	166,490	(383,598)	—	(383,598)
1 day EONIA	At Termination	(0.56)%	At Termination	03/09/23	(a)	03/09/24	EUR	901,690	(1,803,717)	(7,962)	(1,795,755)
1.77%	Annual	6 month NIBOR	Semi-Annual	N/A		06/05/24	NOK	51,925	(234,769)	—	(234,769)
0.54%	Annual	6 month EURIBOR	Semi-Annual	N/A		06/28/24	EUR	409,559	(17,886,932)	—	(17,886,932)
28 day MXIBTIIE	Monthly	6.73%	Monthly	N/A		08/09/24	MXN	509,541	450,374	—	450,374
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A		08/12/24	MXN	1,121,108	876,557	—	876,557
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A		08/13/24	MXN	964,643	825,865	—	825,865
28 day MXIBTIIE	Monthly	6.59%	Monthly	N/A		11/08/24	MXN	722,035	392,712	—	392,712
(0.17)%	Annual	6 month EURIBOR	Semi-Annual	N/A		11/11/24	EUR	31,710	(147,526)	—	(147,526)
3 month LIBOR	Quarterly	3.09%	Semi-Annual	N/A		11/29/24	USD	257,640	33,291,207	—	33,291,207
6 month CHF LIBOR	Semi-Annual	(0.60)%	Annual	N/A		02/04/25	CHF	6,365	(26,965)	166	(27,131)
3 month LIBOR	Quarterly	2.52%	Semi-Annual	N/A		02/28/25	USD	285,390	28,221,832	—	28,221,832
(0.18)%	Annual	6 month EURIBOR	Semi-Annual	N/A		03/18/25	EUR	7,195	(27,258)	—	(27,258)
3 month LIBOR	Quarterly	1.15%	Semi-Annual	06/17/20	(a)	06/17/25	USD	16,358	542,870	—	542,870
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	604,966	(146,422)	—	(146,422)
3 month LIBOR	Quarterly	0.76%	Semi-Annual	09/08/20	(a)	09/08/25	USD	17,436	229,126	—	229,126
0.82%	Semi-Annual	3 month LIBOR	Quarterly	09/08/20	(a)	09/08/25	USD	33,820	(545,330)	—	(545,330)
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/23/26	USD	10,069	(1,501,638)	—	(1,501,638)
28 day MXIBTIIE	Monthly	7.49%	Monthly	N/A		04/14/27	MXN	1,412,000	2,665,370	—	2,665,370
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/28	USD	22,270	(4,210,323)	—	(4,210,323)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/03/28	USD	12,489	(2,748,552)	—	(2,748,552)
6 month CIBOR	Semi-Annual	1.03%	Annual	N/A		12/06/28	DKK	26,619	324,565	6,590	317,975
3.08%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/28	USD	3,627	(784,989)	(1,769)	(783,220)
0.19%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		01/04/29	JPY	3,027,670	(492,276)	—	(492,276)
3 month LIBOR	Quarterly	1.51%	Semi-Annual	N/A		02/15/29	USD	294,046	21,183,541	—	21,183,541
3.04%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/16/29	USD	190,900	(39,663,199)	—	(39,663,199)
1.86%	Annual	6 month NIBOR	Semi-Annual	N/A		06/05/29	NOK	28,475	(226,585)	—	(226,585)
3 month LIBOR	Quarterly	1.96%	Semi-Annual	N/A		06/27/29	USD	118,359	14,271,251	—	14,271,251
3 month LIBOR	Quarterly	1.99%	Semi-Annual	N/A		06/28/29	USD	73,805	9,111,666	—	9,111,666
3 month LIBOR	Quarterly	1.97%	Semi-Annual	N/A		07/02/29	USD	39,012	4,551,909	—	4,551,909
6 month CHF LIBOR	Semi-Annual	(0.59)%	Annual	N/A		09/05/29	CHF	3,852	(136,498)	—	(136,498)
2.01%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/06/29	USD	134,249	(16,572,590)	—	(16,572,590)
2.02%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/09/29	USD	134,249	(16,640,864)	—	(16,640,864)
1.76%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/27/29	USD	113,483	(11,303,483)	—	(11,303,483)
1.79%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/30/29	USD	69,628	(7,110,184)	—	(7,110,184)
1.78%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/02/29	USD	139,308	(14,650,928)	—	(14,650,928)
2.34%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/25/29	USD	498,194	(80,198,657)	—	(80,198,657)
6 month EURIBOR	Semi-Annual	0.06%	Annual	N/A		11/06/29	EUR	3,350	42,614	—	42,614
3 month LIBOR	Quarterly	1.75%	Semi-Annual	N/A		11/08/29	USD	114,185	11,782,745	—	11,782,745
3 month LIBOR	Quarterly	1.80%	Semi-Annual	N/A		01/07/30	USD	37,250	3,887,530	—	3,887,530
3 month LIBOR	Quarterly	1.73%	Semi-Annual	N/A		01/08/30	USD	37,000	3,601,686	—	3,601,686
2.07%	Semi-Annual	3 month BA	Semi-Annual	N/A		01/09/30	CAD	3,350	(213,452)	—	(213,452)
0.19%	Annual	6 month EURIBOR	Semi-Annual	N/A		01/16/30	EUR	62,890	(1,579,924)	11,730	(1,591,654)
3 month LIBOR	Quarterly	1.75%	Semi-Annual	N/A		01/23/30	USD	30,100	3,013,005	—	3,013,005
3 month LIBOR	Quarterly	1.69%	Semi-Annual	N/A		01/28/30	USD	37,430	3,543,648	—	3,543,648
3 month LIBOR	Quarterly	1.58%	Semi-Annual	N/A		01/29/30	USD	37,420	3,128,488	—	3,128,488
3 month LIBOR	Quarterly	1.61%	Semi-Annual	N/A		01/30/30	USD	36,980	3,182,200	—	3,182,200

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps  (continued)

Paid by the Fund		Received by the Fund
										Upfront
										Premium	Unrealized
				Effective		Termination		Notional		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date		Amount (000)	Value	(Received)	(Depreciation)
3 month LIBOR	Quarterly	1.51%	Semi-Annual	N/A		02/03/30	USD	18,590	$1,428,670	$—	$1,428,670
1.63%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/10/30	USD	37,380	(3,318,152)	—	(3,318,152)
6 month EURIBOR	Semi-Annual	0.00%	Annual	N/A		02/11/30	EUR	24,540	89,209	—	89,209
3 month LIBOR	Quarterly	1.58%	Semi-Annual	N/A		02/11/30	USD	18,683	1,572,852	—	1,572,852
3 month LIBOR	Quarterly	1.51%	Semi-Annual	N/A		02/12/30	USD	18,655	1,433,883	—	1,433,883
3 month LIBOR	Quarterly	1.51%	Semi-Annual	N/A		02/12/30	USD	38,230	2,942,240	—	2,942,240
3 month LIBOR	Quarterly	1.54%	Semi-Annual	N/A		02/12/30	USD	18,655	1,487,102	—	1,487,102
3 month LIBOR	Quarterly	1.52%	Semi-Annual	N/A		02/21/30	USD	12,350	958,457	—	958,457
3 month LIBOR	Quarterly	1.48%	Semi-Annual	N/A		02/24/30	USD	7,708	574,606	—	574,606
3 month LIBOR	Quarterly	1.43%	Semi-Annual	N/A		02/25/30	USD	18,680	1,298,955	—	1,298,955
3 month LIBOR	Quarterly	1.31%	Semi-Annual	N/A		02/26/30	USD	13,110	759,315	—	759,315
3 month LIBOR	Quarterly	1.32%	Semi-Annual	N/A		02/26/30	USD	18,580	1,087,096	—	1,087,096
1.31%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/27/30	USD	37,070	(2,146,649)	—	(2,146,649)
3 month LIBOR	Quarterly	1.32%	Semi-Annual	N/A		02/28/30	USD	23,250	1,355,496	—	1,355,496
3 month LIBOR	Quarterly	1.24%	Semi-Annual	N/A		03/02/30	USD	10,860	556,576	—	556,576
3 month LIBOR	Quarterly	1.24%	Semi-Annual	N/A		03/02/30	USD	18,470	940,229	—	940,229
6 month EURIBOR	Semi-Annual	(0.21)%	Annual	N/A		03/09/30	EUR	2,788	(55,031)	—	(55,031)
3 month LIBOR	Quarterly	0.50%	Semi-Annual	N/A		03/11/30	USD	17,570	(343,370)	—	(343,370)
0.66%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/11/30	USD	9,150	33,054	—	33,054
28 day MXIBTIIE	Monthly	7.14%	Monthly	N/A		03/15/30	MXN	792,569	327,411	—	327,411
3 month LIBOR	Quarterly	0.71%	Semi-Annual	N/A		03/25/30	USD	21,220	(7,287)	—	(7,287)
0.68%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/25/30	USD	29,860	79,246	—	79,246
3 month LIBOR	Quarterly	1.29%	Semi-Annual	N/A		03/27/30	USD	124,774	7,115,324	—	7,115,324
3 month LIBOR	Quarterly	0.73%	Semi-Annual	04/15/20	(a)	04/15/30	USD	13,730	27,220	—	27,220
3 month LIBOR	Quarterly	1.57%	Semi-Annual	04/29/20	(a)	04/29/30	USD	41,260	3,486,945	—	3,486,945
3 month LIBOR	Quarterly	0.62%	Semi-Annual	05/04/20	(a)	05/04/30	USD	23,870	(213,707)	—	(213,707)
1.76%	Semi-Annual	3 month LIBOR	Quarterly	07/09/20	(a)	07/09/30	USD	34,325	(3,561,552)	—	(3,561,552)
1.32%	Semi-Annual	3 month LIBOR	Quarterly	08/27/20	(a)	08/27/30	USD	59,190	(3,501,183)	—	(3,501,183)
3 month LIBOR	Quarterly	1.02%	Semi-Annual	09/08/20	(a)	09/08/30	USD	25,060	751,734	—	751,734
3 month LIBOR	Quarterly	2.45%	Semi-Annual	05/18/21	(a)	05/18/31	USD	24,530	4,042,103	—	4,042,103
3 month LIBOR	Quarterly	2.10%	Semi-Annual	06/22/21	(a)	06/22/31	USD	11,990	1,562,322	—	1,562,322
1.11%	Semi-Annual	3 month LIBOR	Quarterly	03/08/22	(a)	03/08/32	USD	16,330	(461,689)	—	(461,689)
0.36%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		02/04/34	JPY	686,850	(248,461)	—	(248,461)
0.34%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		02/08/34	JPY	2,063,230	(695,614)	—	(695,614)
0.34%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		03/14/34	JPY	832,160	(282,978)	—	(282,978)
2.33%	Semi-Annual	3 month LIBOR	Quarterly	06/24/24	(a)	06/24/34	USD	8,600	(1,138,187)	—	(1,138,187)
1.65%	Semi-Annual	3 month LIBOR	Quarterly	08/22/24	(a)	08/22/34	USD	35,950	(2,392,653)	—	(2,392,653)
1.91%	Semi-Annual	3 month LIBOR	Quarterly	10/21/24	(a)	10/21/34	USD	28,030	(2,552,744)	—	(2,552,744)
1.93%	Semi-Annual	3 month LIBOR	Quarterly	10/22/24	(a)	10/22/34	USD	35,870	(3,354,715)	—	(3,354,715)
1.98%	Semi-Annual	3 month LIBOR	Quarterly	10/23/24	(a)	10/23/34	USD	17,320	(1,690,411)	—	(1,690,411)
1.98%	Semi-Annual	3 month LIBOR	Quarterly	10/23/24	(a)	10/23/34	USD	17,320	(1,699,512)	—	(1,699,512)
2.00%	Semi-Annual	3 month LIBOR	Quarterly	11/07/24	(a)	11/07/34	USD	39,630	(3,945,323)	—	(3,945,323)
2.11%	Semi-Annual	3 month LIBOR	Quarterly	11/12/24	(a)	11/12/34	USD	40,100	(4,422,073)	—	(4,422,073)
6 month JPY LIBOR	Semi-Annual	0.14%	Semi-Annual	N/A		02/12/35	JPY	4,386,860	291,800	—	291,800
0.62%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		12/14/38	JPY	745,100	(651,910)	—	(651,910)
0.41%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		04/03/39	JPY	957,530	(500,742)	—	(500,742)
0.33%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		06/10/39	JPY	765,570	(285,254)	—	(285,254)
0.30%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		06/17/39	JPY	762,350	(236,612)	—	(236,612)
0.17%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		08/08/39	JPY	843,230	(63,184)	—	(63,184)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps  (continued)

Paid by the Fund		Received by the Fund
										Upfront
										Premium	Unrealized
				Effective		Termination		Notional		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date		Date		Amount (000)	Value	(Received)	(Depreciation)
2.10%	Semi-Annual	3 month LIBOR	Quarterly	10/23/29	(a)	10/23/39	USD	21,410	$(2,117,741)	$—	$(2,117,741)
2.14%	Semi-Annual	3 month LIBOR	Quarterly	11/15/29	(a)	11/15/39	USD	43,980	(4,504,232)	—	(4,504,232)
6 month JPY LIBOR	Semi-Annual	0.22%	Semi-Annual	N/A		02/12/40	JPY	1,517,250	244,257	—	244,257
0.72%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	03/21/24	(a)	03/21/44	JPY	511,110	(493,391)	—	(493,391)
0.20%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	08/28/24	(a)	08/28/44	JPY	467,030	(1,414)	—	(1,414)
0.37%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	01/30/25	(a)	01/30/45	JPY	846,850	(258,899)	—	(258,899)
2.91%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/48	CAD	2,006	(519,667)	(482)	(519,185)
6 month EURIBOR	Semi-Annual	1.46%	Annual	N/A		12/04/48	EUR	1,407	577,098	29	577,069
1.73%	Semi-Annual	6 month GBP LIBOR	Semi-Annual	N/A		12/04/48	GBP	1,051	(405,379)	1,424	(406,803)
6 month CIBOR	Semi-Annual	1.53%	Annual	N/A		12/06/48	DKK	10,320	564,696	578	564,118
3 month STIBOR	Quarterly	1.68%	Annual	N/A		12/06/48	SEK	14,967	474,340	2,030	472,310
3.19%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/48	USD	1,571	(963,462)	(1,369)	(962,093)
2.38%	Semi-Annual	3 month LIBOR	Quarterly	07/05/39	(a)	07/05/49	USD	17,160	(2,025,752)	—	(2,025,752)
1.71%	Semi-Annual	3 month LIBOR	Quarterly	08/16/39	(a)	08/16/49	USD	15,760	(958,395)	—	(958,395)
1.67%	Semi-Annual	3 month LIBOR	Quarterly	08/17/39	(a)	08/17/49	USD	12,140	(694,137)	—	(694,137)
0.43%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		01/09/50	JPY	794,000	(559,479)	—	(559,479)
0.40%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		01/10/50	JPY	794,000	(500,430)	—	(500,430)
0.38%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		01/10/50	JPY	794,000	(453,407)	—	(453,407)
0.43%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	N/A		01/10/50	JPY	794,000	(561,669)	—	(561,669)
3 month LIBOR	Quarterly	1.83%	Semi-Annual	N/A		02/10/50	USD	14,710	3,727,741	—	3,727,741
1.72%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/12/50	USD	2,830	(631,736)	—	(631,736)
1.25%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/06/50	USD	6,160	(586,071)	—	(586,071)
3 month LIBOR	Quarterly	0.69%	Semi-Annual	N/A		03/11/50	USD	3,250	(182,495)	—	(182,495)
3 month LIBOR	Quarterly	1.81%	Semi-Annual	05/07/20	(a)	05/07/50	USD	26,770	6,662,986	—	6,662,986
2.37%	Semi-Annual	3 month LIBOR	Quarterly	06/15/20	(a)	06/15/50	USD	44,280	(17,914,736)	—	(17,914,736)
3 month LIBOR	Quarterly	1.25%	Semi-Annual	09/08/20	(a)	09/08/50	USD	5,756	552,740	—	552,740
3 month LIBOR	Quarterly	3.08%	Semi-Annual	02/20/23	(a)	02/20/53	USD	12,220	7,040,129	—	7,040,129
3 month LIBOR	Quarterly	1.93%	Semi-Annual	12/01/26	(a)	12/01/56	USD	2,880	737,189	—	737,189

									$11,632,757	$(576,197)	$12,208,954

(a)	Forward swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
								Upfront
								Premium	Unrealized
				Termination		Notional		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date		Amount (000)	Value	(Received)	(Depreciation)
3.41%	At Termination	UK Retail Price Index All Items Monthly	At Termination	12/15/24	GBP	32,865	$(731,592)	$—	$(731,592)
3.45%	At Termination	UK Retail Price Index All Items Monthly	At Termination	12/15/24	GBP	65,735	(1,648,026)	—	(1,648,026)
3.51%	At Termination	UK Retail Price Index All Items Monthly	At Termination	12/15/24	GBP	65,730	(1,913,928)	—	(1,913,928)
3.35%	At Termination	UK Retail Price Index All Items Monthly	At Termination	01/15/25	GBP	32,865	(599,294)	—	(599,294)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund
								Upfront
								Premium	Unrealized
				Termination		Notional		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date		Amount (000)	Value	(Received)	(Depreciation)
3.30%	At Termination	UK Retail Price Index All Items Monthly	At Termination	02/15/25	GBP	67,710	$(709,793)	$—	$(709,793)
1.32%	At Termination	1 month HICPXT	At Termination	03/15/29	EUR	40,980	(3,706,882)	—	(3,706,882)
UK Retail Price Index All Items Monthly	At Termination	3.71%	At Termination	08/15/29	GBP	6,750	520,219	—	520,219
UK Retail Price Index All Items Monthly	At Termination	3.73%	At Termination	08/15/29	GBP	6,750	537,211	—	537,211
UK Retail Price Index All Items Monthly	At Termination	3.75%	At Termination	08/15/29	GBP	6,650	551,605	—	551,605
1.84%	At Termination	1 month USCPI	At Termination	09/13/29	USD	16,560	(1,310,678)	—	(1,310,678)
1.89%	At Termination	1 month USCPI	At Termination	12/10/29	USD	40,565	(3,427,844)	—	(3,427,844)
1.92%	At Termination	1 month USCPI	At Termination	12/12/29	USD	40,565	(3,549,314)	—	(3,549,314)
UK Retail Price Index All Items Monthly	At Termination	3.51%	At Termination	12/15/29	GBP	32,865	1,091,352	—	1,091,352
UK Retail Price Index All Items Monthly	At Termination	3.53%	At Termination	12/15/29	GBP	65,735	2,399,379	—	2,399,379
UK Retail Price Index All Items Monthly	At Termination	3.58%	At Termination	12/15/29	GBP	65,730	2,942,084	—	2,942,084
UK Retail Price Index All Items Monthly	At Termination	3.48%	At Termination	01/15/30	GBP	32,865	957,491	—	957,491
1.96%	At Termination	1 month USCPI	At Termination	01/16/30	USD	32,100	(3,016,944)	—	(3,016,944)
1.05%	At Termination	1 month HICPXT	At Termination	02/15/30	EUR	24,375	(1,374,856)	—	(1,374,856)
UK Retail Price Index All Items Monthly	At Termination	3.41%	At Termination	02/15/30	GBP	67,710	866,247	—	866,247
UK Retail Price Index All Items Monthly	At Termination	3.27%	At Termination	03/15/30	GBP	10,330	(84,855)	—	(84,855)

							$(12,208,418)	$—	$(12,208,418)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/20	USD	5,480	$(19,199)	$(50,157)	$30,958
Boparan Finance plc	5.00	Quarterly	Credit Suisse International	06/20/20	EUR	780	16,603	10,556	6,047
Casino Guichard Perrachon SA	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/20	EUR	500	549	559	(10)
HCA, Inc.	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	2,550	(27,947)	(25,916)	(2,031)
HCA, Inc.	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	8,510	(93,267)	(86,095)	(7,172)
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	61,427	(62,408)	30,337	(92,745)
United Mexican States	1.00	Quarterly	Bank of America NA	09/20/20	USD	61,427	(74,798)	86,413	(161,211)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	7,952	(50,756)	(5,945)	(44,811)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	10,000	(63,825)	(689)	(63,136)
Australia & New Zealand Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	12,048	(76,895)	(8,185)	(68,710)
Chesapeake Energy Corp.	5.00	Quarterly	Goldman Sachs International	12/20/20	USD	1,727	1,225,147	468,276	756,871
Chesapeake Energy Corp.	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	6,990	4,958,473	1,521,624	3,436,849
Commonwealth Bank of Australia	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	10,000	(65,994)	(4,096)	(61,898)
Commonwealth Bank of Australia	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	11,500	(75,893)	(6,245)	(69,648)
ITOCHU Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(17,846)	(2,030)	(15,816)
ITOCHU Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	320,235	(19,488)	(2,240)	(17,248)
ITOCHU Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(17,846)	(1,598)	(16,248)
ITOCHU Corp.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(17,846)	(1,916)	(15,930)
Mitsubishi Corp	1.00	Quarterly	Barclays Bank plc	12/20/20	JPY	475,732	(30,332)	(7,957)	(22,375)
Mitsubishi Corp	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(18,698)	(3,970)	(14,728)
Mitsui & Co. Ltd.	1.00	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(18,504)	(1,225)	(17,279)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection  (continued)

								Upfront
	Financing							Premium	Unrealized
	Rate Paid	Payment		Termination	Notional			Paid	Appreciation
Reference Obligation/Index	by the Fund	Frequency	Counterparty	Date	Amount (000)		Value	(Received)	(Depreciation)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	586,510	$(37,008)	$(3,154)	$(33,854)
National Australia Bank Ltd	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	10,000	(66,541)	(2,054)	(64,487)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas SA	12/20/20	EUR	8,220	(53,865)	23,099	(76,964)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas SA	12/20/20	EUR	4,650	(30,472)	13,831	(44,303)
Standard Chartered Bank	1.00	Quarterly	Goldman Sachs International	12/20/20	EUR	6,050	(39,645)	8,089	(47,734)
Standard Chartered Bank	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	2,410	(15,793)	7,308	(23,101)
Sumitomo Corp.	1.00	Quarterly	Barclays Bank plc	12/20/20	JPY	249,377	(15,295)	1,137	(16,432)
Sumitomo Corp.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	JPY	253,165	(15,528)	2,124	(17,652)
Westpac Banking Corp.	1.00	Quarterly	Citibank NA	12/20/20	USD	10,000	(64,400)	(4,779)	(59,621)
Wirecard AG	1.00	Quarterly	Barclays Bank plc	12/20/20	EUR	1,260	60,442	41,913	18,529
Altice Luxembourg SA	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/21	EUR	2,070	(94,217)	(87,421)	(6,796)
Casino Guichard Perrachon SA	5.00	Quarterly	Barclays Bank plc	06/20/21	EUR	2,000	34,928	37,187	(2,259)
Frontier Communications Corp.	5.00	Quarterly	Barclays Bank plc	06/20/21	USD	1,650	1,205,772	251,502	954,270
Frontier Communications Corp.	5.00	Quarterly	Barclays Bank plc	06/20/21	USD	3,826	2,795,930	612,186	2,183,744
ITRAXX.JPN.25.V1	1.00	Quarterly	Bank of America NA	06/20/21	JPY	769,231	(64,308)	(19,804)	(44,504)
ITRAXX.JPN.25.V1	1.00	Quarterly	Bank of America NA	06/20/21	JPY	1,230,769	(102,892)	(29,915)	(72,977)
ITRAXX.JPN.25.V1	1.00	Quarterly	Barclays Bank plc	06/20/21	JPY	461,538	(38,585)	(12,055)	(26,530)
ITRAXX.JPN.25.V1	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/21	JPY	384,615	(32,153)	(10,456)	(21,697)
ITRAXX.JPN.25.V1	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/21	JPY	384,615	(32,153)	(12,676)	(19,477)
ITRAXX.JPN.25.V1	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/21	JPY	769,231	(64,308)	(20,912)	(43,396)
Virgin Media Finance plc	5.00	Quarterly	Credit Suisse International	06/20/21	EUR	4,650	(251,956)	(251,391)	(565)
Casino Guichard Perrachon SA	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/21	EUR	4,070	118,042	(18,276)	136,318
Deutsche Bank AG	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/21	EUR	2,120	164,187	159,333	4,854
Iceland Bondco plc	5.00	Quarterly	Credit Suisse International	12/20/21	EUR	2,250	211,662	25,742	185,920
Iceland Bondco plc	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/21	EUR	1,230	115,709	5,645	110,064
Iceland Bondco plc	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/21	EUR	200	18,814	1,830	16,984
TUI AG	5.00	Quarterly	Credit Suisse International	12/20/21	EUR	2,670	109,367	(129,624)	238,991
TUI AG	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/21	EUR	2,140	87,657	(109,456)	197,113
Virgin Media Finance plc	5.00	Quarterly	Credit Suisse International	12/20/21	EUR	8,440	(636,378)	(735,166)	98,788
Vue International Bidco plc	5.00	Quarterly	Credit Suisse International	12/20/21	EUR	4,210	583,473	(99,099)	682,572
Altice Luxembourg SA	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/22	EUR	1,870	(96,351)	(43,078)	(53,273)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/22	EUR	2,920	572,294	(6,443)	578,737
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/22	USD	1,125	53,435	144,820	(91,385)
Casino Guichard Perrachon SA	5.00	Quarterly	Goldman Sachs International	12/20/22	EUR	5,390	279,393	234,517	44,876
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	6,710	1,498,947	(92,444)	1,591,391
Iceland Bondco plc	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	2,130	320,702	208,520	112,182
Iceland Bondco plc	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	1,670	251,442	73,658	177,784
Vue International Bidco plc	5.00	Quarterly	Credit Suisse International	12/20/22	EUR	850	152,814	34,452	118,362
Cable & Wireless International Finance BV	5.00	Quarterly	Goldman Sachs International	12/20/23	EUR	1,017	(130,465)	(152,936)	22,471
Cable & Wireless International Finance BV	5.00	Quarterly	Goldman Sachs International	12/20/23	EUR	965	(123,811)	(152,396)	28,585
Cable & Wireless International Finance BV	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	661	(84,802)	(104,632)	19,830
KB Home	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	5,714	(211,539)	(357,373)	145,834
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	2,856	313,968	(20,875)	334,843
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	2,860	343,769	108,065	235,704
Allstate Corp. (The)	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(373,253)	(316,666)	(56,587)
Beazer Homes USA, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/24	USD	2,265	166,038	(127,840)	293,878
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas SA	06/20/24	USD	2,500	183,264	(134,372)	317,636
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas SA	06/20/24	USD	2,500	183,264	(124,521)	307,785
Jaguar Land Rover Automotive plc	5.00	Quarterly	BNP Paribas SA	06/20/24	EUR	1,122	201,388	40,039	161,349
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	06/20/24	EUR	748	134,258	26,693	107,565
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	06/20/24	EUR	1,130	202,824	52,749	150,075
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	06/20/24	EUR	3,430	615,650	229,952	385,698
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	06/20/24	EUR	1,240	222,568	86,767	135,801

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection  (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	1,870	$335,646	$71,654	$263,992
Lowe’s Cos., Inc.	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(252,433)	(237,895)	(14,538)
Northrop Grumman Systems Corp	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(336,809)	(307,900)	(28,909)
Pfizer, Inc.	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	10,000	(323,913)	(287,089)	(36,824)
Staples, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/24	USD	4,860	601,195	123,110	478,085
Staples, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/24	USD	1,000	123,702	14,438	109,264
Staples, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/24	USD	810	100,199	22,976	77,223
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,100	136,073	49,121	86,952
Sudzucker International Finance BV	1.00	Quarterly	Barclays Bank plc	06/20/24	EUR	2,800	61,171	48,710	12,461
Sudzucker International Finance BV	1.00	Quarterly	Citibank NA	06/20/24	EUR	2,820	61,607	48,840	12,767
TDC A/S	1.00	Quarterly	Credit Suisse International	06/20/24	EUR	1,870	84,985	29,979	55,006
TDC A/S	1.00	Quarterly	Credit Suisse International	06/20/24	EUR	1,823	82,864	26,942	55,922
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank plc	06/20/24	USD	2,483	225,870	(24,696)	250,566
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	2,750	250,158	(83,855)	334,013
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	2,750	250,158	(83,855)	334,013
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	2,785	253,341	(84,997)	338,338
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	2,347	213,498	(28,237)	241,735
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,000	90,966	(11,640)	102,606
TWDC Enterprises 18 Corp.	1.00	Quarterly	BNP Paribas SA	06/20/24	USD	6,199	(98,244)	(198,182)	99,938
TWDC Enterprises 18 Corp.	1.00	Quarterly	BNP Paribas SA	06/20/24	USD	6,080	(96,365)	(198,820)	102,455
Accor SA	1.00	Quarterly	Barclays Bank plc	12/20/24	EUR	6,277	656,898	(63,959)	720,857
Accor SA	1.00	Quarterly	Goldman Sachs International	12/20/24	EUR	2,093	219,036	(15,963)	234,999
Altice Finco SA	5.00	Quarterly	Barclays Bank plc	12/20/24	EUR	668	(5,967)	(66,382)	60,415
Altice Finco SA	5.00	Quarterly	Barclays Bank plc	12/20/24	EUR	408	(3,644)	(46,411)	42,767
Altice Finco SA	5.00	Quarterly	BNP Paribas SA	12/20/24	EUR	1,068	(9,537)	(135,123)	125,586
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	200	(1,786)	(21,282)	19,496
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	2,190	(19,559)	(282,867)	263,308
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	1,680	(15,003)	(178,765)	163,762
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	1,083	(9,675)	(139,927)	130,252
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	1,068	(9,537)	(140,627)	131,090
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	260	(2,322)	(33,582)	31,260
Altice Finco SA	5.00	Quarterly	Goldman Sachs International	12/20/24	EUR	411	(3,672)	(39,745)	36,073
Altice Finco SA	5.00	Quarterly	Goldman Sachs International	12/20/24	EUR	695	(6,208)	(100,964)	94,756
Ardagh Packaging Finance plc	5.00	Quarterly	BNP Paribas SA	12/20/24	EUR	2,100	(171,592)	(148,263)	(23,329)
Ardagh Packaging Finance plc	5.00	Quarterly	Citibank NA	12/20/24	EUR	2,238	(182,853)	(364,869)	182,016
Ardagh Packaging Finance plc	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	6,442	(526,401)	(999,618)	473,217
Ardagh Packaging Finance plc	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	1,029	(84,092)	(146,104)	62,012
Ardagh Packaging Finance plc	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	1,108	(90,560)	(157,343)	66,783
Avis Budget Car Rental LLC	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,092	297,983	(319,547)	617,530
Avis Budget Car Rental LLC	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,960	421,559	234,623	186,936
Avis Budget Car Rental LLC	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	1,500	213,628	118,897	94,731
Avis Budget Car Rental LLC	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	2,092	297,983	(324,936)	622,919
Boeing Co. (The)	1.00	Quarterly	BNP Paribas SA	12/20/24	USD	4,760	646,910	(89,701)	736,611
Boeing Co. (The)	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	11,875	1,613,879	(132,466)	1,746,345
Caterpillar, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/24	USD	7,750	(215,176)	(188,210)	(26,966)
Caterpillar, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/24	USD	4,860	(134,936)	(124,765)	(10,171)
Caterpillar, Inc.	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	2,250	(62,470)	(69,470)	7,000
Devon Energy Corp	1.00	Quarterly	BNP Paribas SA	12/20/24	USD	1,920	251,734	(5,154)	256,888
Devon Energy Corp	1.00	Quarterly	Citibank NA	12/20/24	USD	2,250	295,000	(13,991)	308,991
Financial Guaranty Insurance Company	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,905	15,459	84,147	(68,688)
Financial Guaranty Insurance Company	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	5,260	27,998	152,361	(124,363)
Hertz Corp. (The)	5.00	Quarterly	BNP Paribas SA	12/20/24	USD	2,475	820,863	(73,645)	894,508
Hess Corp.	1.00	Quarterly	BNP Paribas SA	12/20/24	USD	2,500	405,682	11,123	394,559
Hess Corp.	1.00	Quarterly	BNP Paribas SA	12/20/24	USD	2,150	348,886	65,585	283,301
HSBC Holdings plc	1.00	Quarterly	Citibank NA	12/20/24	EUR	4,185	193,102	10,776	182,326
ITV plc	5.00	Quarterly	Goldman Sachs International	12/20/24	EUR	4,480	(451,801)	(836,136)	384,335

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	840	$166,498	$(17,875)	$184,373
Kinder Morgan, Inc.	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	48,565	1,275,990	(760,120)	2,036,110
Netflix, Inc.	5.00	Quarterly	Barclays Bank plc	12/20/24	USD	1,076	(172,351)	(205,187)	32,836
Netflix, Inc.	5.00	Quarterly	Citibank NA	12/20/24	USD	993	(159,093)	(186,630)	27,537
Netflix, Inc.	5.00	Quarterly	Citibank NA	12/20/24	USD	1,242	(198,867)	(226,960)	28,093
Netflix, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/24	USD	662	(106,063)	(126,269)	20,206
Next Group plc	1.00	Quarterly	Barclays Bank plc	12/20/24	EUR	6,250	617,672	62,558	555,114
OTE plc	5.00	Quarterly	BNP Paribas SA	12/20/24	EUR	3,800	(573,372)	(827,756)	254,384
Republic of Italy	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	40,820	1,230,898	778,073	452,825
SoftBank Group Corp.	1.00	Quarterly	Goldman Sachs International	12/20/24	JPY	423,503	599,702	209,566	390,136
SoftBank Group Corp.	1.00	Quarterly	Goldman Sachs International	12/20/24	JPY	211,752	299,851	101,319	198,532
SoftBank Group Corp.	1.00	Quarterly	Goldman Sachs International	12/20/24	JPY	211,752	299,851	103,803	196,048
Standard Chartered plc	1.00	Quarterly	Citibank NA	12/20/24	EUR	8,420	474,808	53,286	421,522
Standard Chartered plc	1.00	Quarterly	Goldman Sachs International	12/20/24	EUR	6,230	351,313	(32,269)	383,582
Staples, Inc.	5.00	Quarterly	BNP Paribas SA	12/20/24	USD	1,500	216,915	22,156	194,759
Staples, Inc.	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	2,410	348,509	61,578	286,931
Sudzucker International Finance BV	1.00	Quarterly	Bank of America NA	12/20/24	EUR	2,100	66,601	(21,398)	87,999
Sudzucker International Finance BV	1.00	Quarterly	BNP Paribas SA	12/20/24	EUR	2,100	66,601	(21,618)	88,219
Sunrise Communications AG	5.00	Quarterly	Barclays Bank plc	12/20/24	EUR	4,130	(817,123)	(865,697)	48,574
Sunrise Communications AG	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	5,440	(1,076,307)	(1,224,530)	148,223
TDC A/S	1.00	Quarterly	Citibank NA	12/20/24	EUR	2,400	148,045	12,157	135,888
TDC A/S	1.00	Quarterly	Citibank NA	12/20/24	EUR	3,870	238,721	23,504	215,217
TDC A/S	1.00	Quarterly	Credit Suisse International	12/20/24	EUR	800	49,348	6,079	43,269
UniCredit SpA	1.00	Quarterly	Citibank NA	12/20/24	EUR	1,100	169,338	29,170	140,168
UniCredit SpA	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	2,800	431,041	131,675	299,366
UniCredit SpA	5.00	Quarterly	Citibank NA	12/20/24	EUR	4,200	(152,634)	(641,434)	488,800
Wells Fargo & Co.	1.00	Quarterly	Bank of America NA	12/20/24	USD	4,784	(2,945)	(123,246)	120,301
Wells Fargo & Co.	1.00	Quarterly	Citibank NA	12/20/24	USD	11,960	(7,362)	(307,227)	299,865
Wells Fargo & Co.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	4,784	(2,945)	(122,989)	120,044
Wells Fargo & Co.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	11,960	(7,362)	(312,749)	305,387
Wells Fargo & Co.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	14,352	(8,834)	(363,097)	354,263
Xerox Corp.	1.00	Quarterly	Barclays Bank plc	12/20/24	USD	4,615	191,879	323,318	(131,439)
Avis Budget Car Rental LLC	5.00	Quarterly	Barclays Bank plc	06/20/25	USD	4,380	685,969	634,434	51,535
Avis Budget Car Rental LLC	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	USD	4,370	684,403	567,505	116,898
Banco Bilbao Vizcaya Argentaria SA	1.00	Quarterly	Citibank NA	06/20/25	EUR	2,150	264,116	344,736	(80,620)
Banco Bilbao Vizcaya Argentaria SA	1.00	Quarterly	Citibank NA	06/20/25	EUR	2,150	264,116	342,745	(78,629)
Banco Santander SA	1.00	Quarterly	Citibank NA	06/20/25	EUR	2,133	227,877	322,138	(94,261)
Banco Santander SA	1.00	Quarterly	Citibank NA	06/20/25	EUR	2,200	235,034	332,257	(97,223)
Caterpillar, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	6,800	(190,498)	(152,483)	(38,015)
Caterpillar, Inc.	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	USD	5,000	(140,072)	(75,901)	(64,171)
CDX.NA.EM.33.V1	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	11,180	1,260,338	1,262,016	(1,678)
CDX.NA.EM.33.V1	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	12,900	1,454,237	1,527,042	(72,805)
Dell, Inc	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	USD	2,725	176,687	185,665	(8,978)
Deutsche Lufthansa AG	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	EUR	2,670	208,938	208,828	110
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	30,000	2,338,137	4,409,710	(2,071,573)
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	32,900	2,564,157	4,371,461	(1,807,304)
Ladbrokes Group Finance plc	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	EUR	1,300	(35,700)	(240,986)	205,286
Repsol International Finance BV	1.00	Quarterly	Goldman Sachs International	06/20/25	EUR	2,200	140,287	128,731	11,556
Repsol International Finance BV	1.00	Quarterly	HSBC Bank plc	06/20/25	EUR	2,280	145,388	129,873	15,515
Republic of Chile	1.00	Quarterly	Citibank NA	06/20/25	USD	134,479	1,676,050	4,415,310	(2,739,260)
Republic of Colombia	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	19,557	1,174,176	2,306,146	(1,131,970)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	107,379	15,413,138	15,119,521	293,617
Republic of the Philippines	1.00	Quarterly	Citibank NA	06/20/25	USD	78,630	123,245	2,783,843	(2,660,598)
Simon Property Group LP	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	4,300	317,387	321,372	(3,985)
Simon Property Group LP	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	4,300	376,660	376,463	197
State of Qatar	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	20,000	264,949	738,179	(473,230)
Telefonica SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	EUR	4,300	36,689	126,737	(90,048)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/25	USD	121,873	$7,802,597	$12,573,138	$(4,770,541)
Xerox Corp.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	3,210	163,641	366,734	(203,093)
CMBX.NA.7.AA	1.50	Monthly	Goldman Sachs International	01/17/47	USD	2,292	90,296	140,572	(50,276)
CMBX.NA.9.AAA-	0.50	Monthly	Credit Suisse International	09/17/58	USD	12,070	78,079	138,215	(60,136)
CMBX.NA.9.AAA-	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	9,670	62,554	112,210	(49,656)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	8,150	52,721	93,331	(40,610)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,820	50,586	96,543	(45,957)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	6,760	43,730	77,411	(33,681)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,000	45,282	96,041	(50,759)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	4,870	1,239,306	165,368	1,073,938
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,674	425,995	92,915	333,080
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,421	361,613	78,872	282,741
CMBX.NA.6.AAA-	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	6,818	(1,017)	(1,005)	(12)
CMBX.NA.6.AAA-	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	15,782	(2,354)	(11,934)	9,580
CMBX.NA.6.BBB-	3.00	Monthly	JPMorgan Securities LLC	05/11/63	USD	2,440	538,646	225,172	313,474

							$65,034,697	$45,727,262	$19,307,435

OTC Credit Default Swaps — Sell Protection

	Financing Rate Received	Payment		Termination	Credit		Notional Amount				Upfront Premium Paid	Unrealized Appreciation
Reference Obligation/Index	by the Fund	Frequency	Counterparty	Date	Rating	(a)		(000)	(b)	Value	(Received )	(Depreciation	)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB		USD	61,427		$62,408	$(34,173)	$96,581
People’s Republic of China	1.00	Quarterly	Barclays Bank plc	09/20/20	A+		USD	10,000		47,076	(7,494)	54,570
People’s Republic of China	1.00	Quarterly	Goldman Sachs International	09/20/20	A+		USD	10,000		47,076	(7,932)	55,008
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB		USD	61,427		74,798	(76,907)	151,705
ITRAXX.ASIA.XJ.IG.24.V1	1.00	Quarterly	Goldman Sachs International	12/20/20	NR		USD	20,000		131,527	(80,144)	211,671
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America NA	06/20/23	NR		EUR	1,270		(224,691)	(88,349)	(136,342)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America NA	06/20/23	NR		EUR	31		(5,455)	(3,178)	(2,277)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America NA	06/20/23	NR		EUR	311		(55,095)	(32,096)	(22,999)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/23	NR		EUR	548		(96,869)	(47,667)	(49,202)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/23	NR		EUR	78		(13,855)	(6,818)	(7,037)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/23	B		EUR	92		(16,222)	(7,731)	(8,491)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/23	NR		EUR	200		(35,384)	(17,228)	(18,156)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/23	B		EUR	124		(21,991)	(10,822)	(11,169)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas SA	06/20/23	NR		EUR	240		(42,461)	(16,213)	(26,248)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas SA	06/20/23	NR		EUR	1,070		(189,307)	(72,283)	(117,024)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas SA	06/20/23	NR		EUR	1,180		(208,768)	(120,870)	(87,898)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas SA	06/20/23	NR		EUR	230		(40,692)	(15,537)	(25,155)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas SA	06/20/23	B		EUR	20		(3,539)	(1,351)	(2,188)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas SA	06/20/23	NR		EUR	20		(3,539)	(1,351)	(2,188)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

	Financing Rate Received	Payment		Termination	Credit		Notional Amount					Upfront Premium Paid	Unrealized Appreciation
Reference Obligation/Index	by the Fund	Frequency	Counterparty	Date	Rating	(a)		(000)	(b)	Value		(Received )	(Depreciation	)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR		EUR	254		$(44,893	) $	(23,761)	$(21,132)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	NR		EUR	703		(124,410)		(68,825)	(55,585)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	NR		EUR	851		(150,628)		(71,791)	(78,837)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	NR		EUR	9		(1,622)		(891)	(731)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	NR		EUR	31		(5,452)		(2,885)	(2,567)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	NR		EUR	1,051		(185,986)		(98,438)	(87,548)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	NR		EUR	620		(109,691)		(54,371)	(55,320)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	06/20/23	NR		EUR	20		(3,539)		(1,364)	(2,175)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	06/20/23	NR		EUR	240		(42,461)		(16,366)	(26,095)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	1,420		(251,229)		(186,896)	(64,333)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	738		(130,631)		(67,098)	(63,533)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	31		(5,457)		(2,888)	(2,569)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	250		(44,230)		(16,725)	(27,505)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	12		(2,182)		(1,081)	(1,101)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	19		(3,274)		(1,622)	(1,652)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	20		(3,539)		(1,338)	(2,201)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	152		(26,962)		(13,358)	(13,604)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	B		EUR	976		(172,619)		(65,271)	(107,348)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	254		(44,937)		(23,784)	(21,153)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	555		(98,183)		(48,642)	(49,541)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR		EUR	102		(17,975)		(8,905)	(9,070)
Casino Guichard Perrachon SA	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/23	NR		EUR	2,463		(435,709)		(239,873)	(195,836)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/23	B-		EUR	900		(223,128)		(1,744)	(221,384)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Morgan Stanley & Co. International plc	06/20/23	B-		EUR	1,350		(334,691)		(8,575)	(326,116)
Advanced Micro Devices, Inc.	5.00	Quarterly	Barclays Bank plc	06/20/24	BB		USD	3,890		721,754		644,046	77,708
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/24	B		EUR	1,365		(308,755)		(267,469)	(41,286)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/24	B		EUR	1,365		(308,755)		(252,274)	(56,481)
Financial Guaranty
Insurance Company	1.00	Quarterly	Citibank NA	06/20/24	BBB-		USD	29,675		(2,185,912)		(1,918,907)	(267,005)
Financial Guaranty Insurance Company	1.00	Quarterly	Citibank NA	06/20/24	BBB-		USD	32,701		(2,408,788)		(2,114,558)	(294,230)
Financial Guaranty Insurance Company	1.00	Quarterly	Citibank NA	06/20/24	BBB-		USD	21,325		(1,570,821)		(1,378,948)	(191,873)
Garfunkelux Holdco 2 SA	5.00	Quarterly	BNP Paribas SA	06/20/24	B-		EUR	800		(216,311)		(57,843)	(158,468)
Garfunkelux Holdco 2 SA	5.00	Quarterly	BNP Paribas SA	06/20/24	B-		EUR	1,117		(302,028)		(205,460)	(96,568)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

	Financing Rate Received	Payment		Termination	Credit		Notional Amount				Upfront Premium Paid	Unrealized Appreciation
Reference Obligation/Index	by the Fund	Frequency	Counterparty	Date	Rating	(a)		(000)	(b)	Value	(Received )	(Depreciation	)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-		EUR	1,820		$(492,109)	$(220,003)	$(272,106)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-		EUR	783		(211,713)	(146,924)	(64,789)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-		EUR	770		(208,200)	(136,720)	(71,480)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-		EUR	1,020		(275,797)	(93,398)	(182,399)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-		EUR	2,130		(575,930)	(31,165)	(544,765)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	B-		EUR	1,240		(335,283)	(96,691)	(238,592)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Goldman Sachs International	06/20/24	B-		EUR	1,800		(486,701)	(85,163)	(401,538)
Advanced Micro Devices, Inc.	5.00	Quarterly	BNP Paribas SA	12/20/24	BB		USD	3,800		762,318	792,463	(30,145)
Advanced Micro Devices, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/24	BB		USD	4,910		984,995	949,408	35,587
Advanced Micro Devices, Inc.	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	BB		USD	1,525		305,931	317,530	(11,599)
Advanced Micro Devices, Inc.	5.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	BB		USD	3,735		749,279	777,689	(28,410)
Altice Luxembourg SA	5.00	Quarterly	Citibank NA	12/20/24	NR		EUR	50		(1,119)	5,531	(6,650)
Altice Luxembourg SA	5.00	Quarterly	Citibank NA	12/20/24	NR		EUR	430		(9,622)	47,563	(57,185)
Casino Guichard Perrachon SA	5.00	Quarterly	Goldman Sachs International	12/20/24	B		EUR	860		(87,994)	(78,904)	(9,090)
Garfunkelux Holdco 2 SA	5.00	Quarterly	BNP Paribas SA	12/20/24	B-		EUR	413		(115,604)	9,266	(124,870)
Garfunkelux Holdco 2 SA	5.00	Quarterly	BNP Paribas SA	12/20/24	B-		EUR	827		(231,208)	17,776	(248,984)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	540		(151,031)	18,109	(169,140)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	100		(27,969)	5,848	(33,817)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	3,800		(1,062,814)	222,219	(1,285,033)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	920		(257,313)	53,800	(311,113)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	570		(159,422)	(7,211)	(152,211)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	5,480		(1,532,691)	—	(1,532,691)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	60		(16,782)	(759)	(16,023)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	180		(50,344)	—	(50,344)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	70		(19,578)	2,347	(21,925)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-		EUR	1,620		(453,094)	—	(453,094)
HCA, Inc.	5.00	Quarterly	Barclays Bank plc	12/20/24	BB-		USD	3,875		396,997	655,899	(258,902)
HCA, Inc.	5.00	Quarterly	Barclays Bank plc	12/20/24	BB-		USD	2,920		299,157	454,628	(155,471)
HCA, Inc.	5.00	Quarterly	BNP Paribas SA	12/20/24	BB-		USD	4,910		503,034	878,966	(375,932)
HCA, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/24	BB-		USD	4,860		497,912	808,953	(311,041)
HCA, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/24	BB-		USD	4,080		418,000	742,823	(324,823)
INEOS Group Holdings SA	5.00	Quarterly	Credit Suisse International	12/20/24	B+		EUR	3,780		(96,623)	290,022	(386,645)
International Business Machines Corp.	1.00	Quarterly	BNP Paribas SA	12/20/24	A		USD	4,131		113,277	115,818	(2,541)
International Business Machines Corp.	1.00	Quarterly	BNP Paribas SA	12/20/24	A		USD	3,443		94,398	90,190	4,208

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

	Financing Rate Received	Payment		Termination	Credit		Notional Amount				Upfront Premium Paid	Unrealized Appreciation
Reference Obligation/Index	by the Fund	Frequency	Counterparty	Date	Rating	(a)		(000)	(b)	Value	(Received )	(Depreciation	)
International Business Machines Corp.	1.00%	Quarterly	BNP Paribas SA	12/20/24	A		USD	3,491		$95,719	$94,628	$1,091
International Business Machines Corp.	1.00	Quarterly	Goldman Sachs International	12/20/24	A		USD	4,131		113,277	125,607	(12,330)
International Business Machines Corp.	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	A		USD	1,399		38,354	41,414	(3,060)
Intrum AB	5.00	Quarterly	Credit Suisse International	12/20/24	BB+		EUR	130		(28,643)	4,105	(32,748)
Intrum AB	5.00	Quarterly	Credit Suisse International	12/20/24	BB+		EUR	1,100		(242,362)	34,737	(277,099)
Intrum AB	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	BB+		EUR	900		(198,297)	45,768	(244,065)
Jaguar Land Rover Automotive plc	5.00	Quarterly	Credit Suisse International	12/20/24	B+		EUR	1,070		(212,087)	(18,275)	(193,812)
Kraft Heinz Foods Co.	1.00	Quarterly	Goldman Sachs International	12/20/24	BB+		USD	5,325		(75,466)	(4,729)	(70,737)
Kraft Heinz Foods Co.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	BB+		USD	3,360		(47,618)	(2,984)	(44,634)
Novafives SAS	5.00	Quarterly	Barclays Bank plc	12/20/24	B		EUR	1,800		(836,151)	(151,291)	(684,860)
Novafives SAS	5.00	Quarterly	Goldman Sachs International	12/20/24	B		EUR	900		(418,076)	(95,436)	(322,640)
Republic of Italy	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	BBB		USD	40,820		(433,296)	36,044	(469,340)
Verizon Communications, Inc.	1.00	Quarterly	BNP Paribas SA	12/20/24	BBB+		USD	5,002		(25,948)	103,335	(129,283)
ADLER Real Estate AG .	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	BB+		EUR	2,150		46,940	(24,664)	71,604
ADLER Real Estate AG .	5.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	BB+		EUR	1,330		35,606	35,587	19
Altice France SA	5.00	Quarterly	Citibank NA	06/20/25	B		EUR	900		44,492	(20,439)	64,931
Altice France SA	5.00	Quarterly	Credit Suisse International	06/20/25	B		EUR	1,300		62,274	74,463	(12,189)
Altice France SA	5.00	Quarterly	Credit Suisse International	06/20/25	B		EUR	2,470		122,107	120,834	1,273
Fiat Chrysler Automobiles NV	5.00	Quarterly	BNP Paribas SA	06/20/25	BB+		EUR	2,220		53,918	53,890	28
Glencore Finance Europe Ltd.	5.00	Quarterly	Citibank NA	06/20/25	BBB+		EUR	2,240		65,555	65,521	34
Grifols SA	5.00	Quarterly	Credit Suisse International	06/20/25	B+		EUR	1,340		153,766	153,685	81
thyssenkrupp AG	1.00	Quarterly	Citibank NA	06/20/25	BB-		EUR	2,805		(587,287)	(719,587)	132,300
Verisure Midholding AB	5.00	Quarterly	Credit Suisse International	06/20/25	CCC+		EUR	1,340		16,106	16,097	9
Verizon Communications, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	BBB+		USD	5,290		(50,679)	(26,289)	(24,390)
Tesco plc	1.00	Quarterly	Barclays Bank plc	12/20/25	BBB-		EUR	1,000		(12,968)	(24,447)	11,479
Virgin Media Finance plc	5.00	Quarterly	Credit Suisse International	06/20/26	B		EUR	9,130		512,075	1,663,769	(1,151,694)
Virgin Media Finance plc	5.00	Quarterly	Credit Suisse International	06/20/26	B		EUR	1,772		99,379	279,152	(179,773)
Virgin Media Finance plc	5.00	Quarterly	Credit Suisse International	12/20/26	B		EUR	2,140		110,025	503,565	(393,540)
Virgin Media Finance plc	5.00	Quarterly	Credit Suisse International	12/20/26	B		EUR	1,250		64,267	283,129	(218,862)
Tesco plc	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-		EUR	380		(23,428)	(33,740)	10,312
Tesco plc	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-		EUR	3,510		(216,404)	(311,652)	95,248
Tesco plc	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-		EUR	12,770		(787,313)	(1,133,844)	346,531
Virgin Media Finance plc	5.00	Quarterly	Credit Suisse International	06/20/29	B		EUR	3,660		102,932	833,935	(731,003)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

	Financing Rate Received	Payment		Termination	Credit		Notional Amount				Upfront Premium Paid	Unrealized Appreciation
Reference Obligation/Index	by the Fund	Frequency	Counterparty	Date	Rating	(a)		(000)	(b)	Value	(Received )	(Depreciation )
CMBX.NA.7.AA	1.50%	Monthly	Credit Suisse International	01/17/47	NR		USD	2,292		$(90,296)	$(164,965)	$74,669
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	NR		USD	7,493		(1,906,800)	(18,289)	(1,888,511)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	NR		USD	685		(174,317)	(70,885)	(103,432)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	NR		USD	4,519		(1,149,983)	(499,768)	(650,215)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	NR		USD	7,440		(1,893,313)	(21,884)	(1,871,429)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	NR		USD	3,788		(963,961)	(363,762)	(600,199)
CMBX.NA.9.BBB-	3.00	Monthly	JPMorgan Securities LLC	09/17/58	NR		USD	960		(244,298)	(113,332)	(130,966)
CMBX.NA.9.BBB-	3.00	Monthly	JPMorgan Securities LLC	09/17/58	NR		USD	1,674		(425,995)	(170,192)	(255,803)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR		USD	30,213		(7,688,529)	(89,043)	(7,599,486)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR		USD	7,440		(1,893,313)	(20,638)	(1,872,675)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR		USD	21,910		(5,575,602)	(35,327)	(5,540,275)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR		USD	2,400		(610,746)	2,538	(613,284)
CMBX.NA.10.BBB-	3.00	Monthly	JPMorgan Securities LLC	11/17/59	NR		USD	270		(75,152)	(22,334)	(52,818)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	NR		USD	2,440		(538,646)	(186,303)	(352,343)

										$(37,061,852)	$(638,435)	$(36,423,417)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	N/A		05/16/21	USD	5,230	$(208,795)	$—	$(208,795)
1 day BZDIOVER	At Termination	4.53%	At Termination	UBS AG	N/A		01/03/22	BRL	872,981	1,403,849	—	1,403,849
1 day BZDIOVER	At Termination	5.69%	At Termination	UBS AG	N/A		01/03/22	BRL	438,915	2,425,330	—	2,425,330
3 month KLIBOR	Quarterly	2.72%	Quarterly	Bank of America NA	06/17/20	(a)	06/17/22	MYR	249,009	492,560	—	492,560
3 month KLIBOR	Quarterly	2.68%	Quarterly	BNP Paribas SA	06/17/20	(a)	06/17/22	MYR	241,673	433,593	—	433,593
3 month KLIBOR	Quarterly	2.70%	Quarterly	BNP Paribas SA	06/17/20	(a)	06/17/22	MYR	243,150	463,516	—	463,516
1 day BZDIOVER	At Termination	5.42%	At Termination	BNP Paribas SA	N/A		01/02/23	BRL	454,270	643,178	—	643,178
1 day BZDIOVER	At Termination	12.40%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	29,476	2,995,297	—	2,995,297
1 day BZDIOVER	At Termination	8.20%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	91,201	1,993,697	—	1,993,697
1 day BZDIOVER	At Termination	8.26%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	90,667	2,045,269	—	2,045,269
1 day BZDIOVER	At Termination	8.38%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	74,851	1,804,241	—	1,804,241

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 day BZDIOVER	At Termination	9.45%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	82,529	$3,555,315	$—	$3,555,315
1 day BZDIOVER	At Termination	9.45%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	17,491	753,494	—	753,494
2.72%	Quarterly	3 month KLIBOR	Quarterly	BNP Paribas SA	06/17/20	(a)	06/17/25	MYR	100,821	(322,452)	—	(322,452)
2.61%	Quarterly	3 month KLIBOR	Quarterly	Citibank NA	06/17/20	(a)	06/17/25	MYR	145,183	(289,756)	—	(289,756)
2.68%	Quarterly	3 month KLIBOR	Quarterly	Citibank NA	06/17/20	(a)	06/17/25	MYR	103,002	(284,795)	—	(284,795)
2.70%	Quarterly	3 month KLIBOR	Quarterly	Citibank NA	06/17/20	(a)	06/17/25	MYR	103,251	(302,259)	—	(302,259)
2.71%	Quarterly	3 month KLIBOR	Quarterly	Citibank NA	06/17/20	(a)	06/17/25	MYR	100,821	(315,899)	—	(315,899)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	N/A		07/17/25	MXN	301,428	(69,948)	—	(69,948)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	N/A		08/06/25	MXN	904,077	(218,091)	—	(218,091)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	82,422	—	82,422
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	82,422	—	82,422
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	N/A		08/11/25	MXN	1,149,713	312,355	—	312,355
6 month THBFIX	Semi-Annual	0.66%	Semi-Annual	Bank of America NA	09/16/20	(a)	09/16/25	THB	846,820	(499,150)	—	(499,150)
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	N/A		12/05/25	MXN	35,971	(19,031)	—	(19,031)
28 day MXIBTIIE	Monthly	6.02%	Monthly	Citibank NA	N/A		03/24/26	MXN	969,089	(1,154,047)	—	(1,154,047)
7.64%	Monthly	28 day MXIBTIIE	Monthly	UBS AG	N/A		11/18/26	MXN	517,782	(1,182,264)	—	(1,182,264)
7.71%	Monthly	28 day MXIBTIIE	Monthly	BNP Paribas SA	N/A		11/19/26	MXN	1,002,958	(2,456,000)	—	(2,456,000)
1 day BZDIOVER	At Termination	7.20%	At Termination	Citibank NA	N/A		01/04/27	BRL	224,927	(834,109)	—	(834,109)
1 day BZDIOVER	At Termination	7.55%	At Termination	Citibank NA	N/A		01/04/27	BRL	148,075	560,588	—	560,588
1 day BZDIOVER	At Termination	7.40%	At Termination	JPMorgan Chase Bank NA	N/A		01/04/27	BRL	207,934	377,560	—	377,560
1 day BZDIOVER	At Termination	7.45%	At Termination	JPMorgan Chase Bank NA	N/A		01/04/27	BRL	73,913	182,618	—	182,618
1 day BZDIOVER	At Termination	7.52%	At Termination	JPMorgan Chase Bank NA	N/A		01/04/27	BRL	36,942	125,253	—	125,253

										$12,575,961	$—	$12,575,961

(a)	Forward swap.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
						Notional Amount (000)			Upfront Premium	Unrealized
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date			Value	Paid (Received)	Appreciation (Depreciation)
Consumer Staples Select Sector SPDR Fund	Monthly	1 month LIBOR	Monthly	Merrill Lynch International & Co.	05/13/20	USD	230	$429,514	$—	$429,514
Energy Select Sector SPDR Fund	Monthly	1 month LIBOR minus 0.05%	Monthly	Merrill Lynch International & Co.	05/13/20	USD	182	469,294	—	469,294
Materials Select Sector SPDR Fund	Monthly	1 month LIBOR	Monthly	Merrill Lynch International & Co.	05/13/20	USD	208	252,592	—	252,592
Utilities Select Sector SPDR Fund	Monthly	1 month LIBOR minus 0.10%	Monthly	Merrill Lynch International & Co.	05/13/20	USD	255	459,957	—	459,957
Host Hotels & Resorts, Inc.	At Termination	3 month LIBOR minus 0.30%	At Termination	Merrill Lynch International & Co.	05/28/20	USD	40	(80,513)	—	(80,513)
iShares Preferred and Income Securities ETF	At Termination	3 month LIBOR minus 1.00%	At Termination	Credit Suisse International	05/29/20	USD	55	(88,004)	—	(88,004)
1 month LIBOR plus 0.35%	Monthly	iShares JP Morgan USD Emerging Markets Bond ETF	Monthly	Citibank NA	06/11/20	USD	1,715	(9,807,524)	—	(9,807,524)
Intelsat SA	Quarterly	3 month LIBOR minus 0.52%	Quarterly	Credit Suisse International	06/11/20	USD	219	164,343	—	164,343
3 month EURIBOR	Quarterly	Markit iBoxx EUR Corporates Total Return Index	At Termination	Barclays Bank plc	06/20/20	EUR	7,000	(561,868)	4,961	(566,829)
3 month EURIBOR	At Termination	Markit iBoxx EUR Corporates Total Return Index	At Termination	Citibank NA	06/20/20	EUR	11,100	(41,320)	772	(42,092)
3 month EURIBOR	Quarterly	Markit iBoxx EUR Corporates Total Return Index	At Termination	JPMorgan Chase Bank NA	06/20/20	EUR	11,180	(293)	778	(1,071)
3 month EURIBOR	Quarterly	Markit iBoxx EUR Corporates Total Return Index	At Termination	Morgan Stanley & Co. International plc	06/20/20	EUR	3,500	(262,237)	2,253	(264,490)
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	JPMorgan Chase Bank NA	06/20/20	USD	4,389	(429,719)	(7,720)	(421,999)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1 month LIBOR minus 2.95%	Monthly	Citibank NA	06/22/20	USD	705	(5,196,889)	—	(5,196,889)
Simon Property Group, Inc.	Quarterly	3 month LIBOR	Quarterly	Citibank NA	06/30/20	USD	2	179,326	—	179,326
Restaurant Brands International, Inc .	Quarterly	3 month LIBOR minus 1.00%	Quarterly	Credit Suisse International	07/31/20	USD	12	(116,088)	—	(116,088)
Southwest Airlines Co.	Quarterly	3 month LIBOR minus 0.95%	Quarterly	Credit Suisse International	07/31/20	USD	17	(47,730)	—	(47,730)
Yum! Brands, Inc.	Quarterly	3 month LIBOR minus 0.80%	Quarterly	Citibank NA	07/31/20	USD	4	3,603	—	3,603
SPDR S&P Oil & Gas Exploration & Production ETF	Quarterly	3 month LIBOR minus 0.63%	Quarterly	BNP Paribas SA	08/05/20	USD	56	652,848	—	652,848
0.00%	Quarterly	GSVISK10 Index	Quarterly	Goldman Sachs International	09/09/20	USD	538	60,037	—	60,037
3 month LIBOR	Quarterly	GSVISK10 Index	Quarterly	Goldman Sachs International	09/09/20	USD	2,178	242,285	—	242,285
Tidewater, Inc	Quarterly	3 month LIBOR minus 0.30%	Quarterly	BNP Paribas SA	09/29/20	USD	69	844,503	—	844,503
VanEck Vectors Semiconductor ETF	Quarterly	3 month LIBOR minus 0.65%	Quarterly	BNP Paribas SA	10/19/20	USD	8	220,194	—	220,194
Berry Corp	Quarterly	3 month LIBOR minus 0.45%	Quarterly	Credit Suisse International	11/05/20	USD	176	874,223	—	874,223
iShares Preferred & Income Securities ETF	Quarterly	3 month LIBOR minus 1.00%	Quarterly	Credit Suisse International	11/25/20	USD	55	(276,625)	—	(276,625)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund
						Notional Amount (000)			Upfront Premium	Unrealized
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date			Value	Paid (Received)	Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1 month LIBOR minus 2.95%	Monthly	Citibank NA	11/27/20	USD	55	$(343,808)	$—	$(343,808)
iShares MSCI India ETF	Quarterly	3 month LIBOR minus 1.20%	Quarterly	Credit Suisse International	11/30/20	USD	50	(176,995)	—	(176,995)
Sprint Corp.	Quarterly	3 month LIBOR minus 1.20%	Quarterly	Credit Suisse International	11/30/20	USD	135	(168,921)	—	(168,921)
3 month LIBOR minus 0.10%	Quarterly	USGSCBBL8X.I	Quarterly	Goldman Sachs International	01/22/21	USD	29,850	(2,662,202)	—	(2,662,202)
3 month LIBOR plus 0.10%	Quarterly	USGSCBBL8X.I	Quarterly	Goldman Sachs International	01/22/21	USD	38,287	(2,800,615)	—	(2,800,615)
Antero Resources Corp.	Quarterly	3 month LIBOR minus 0.50%	Quarterly	Citibank NA	02/12/21	USD	944	883,703	—	883,703
EQT Corp.	At Termination	3 month LIBOR minus 0.15%	At Termination	Citibank NA	02/12/21	USD	350	(777,770)	—	(777,770)
iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	3 month LIBOR minus 3.25%	Quarterly	Citibank NA	02/12/21	USD	421	(3,595,989)	—	(3,595,989)

								$(21,698,688)	$1,044	$(21,699,732)

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Merrill Lynch International	02/15/23	$(4,325,151)	$(661,375	)(b)	$(4,966,490)	0.1%

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-250 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offer Rate:

    EUR 1 Month

    EUR 1 Week

Intercontinental Exchange LIBOR:

    GBP 1 Week

    USD 1 Month

    USD 1 Week

(b)	Amount includes $(20,036) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of March 31, 2020, expiration date 02/15/2023:

	Shares	Value	% of Basket Value

Reference Entity — Long

Brazil
Oi SA, ADR	562,896	$247,055	(5.0)%

	Shares	Value	% of Basket Value

Germany
Aroundtown SA	261,931	$1,311,084	(26.4)%
Tele Columbus AG	836,906	2,056,490	(41.4)

		3,367,574

Italy
Telecom Italia SpA	9,590,565	3,747,045	(75.4)

Netherlands
Altice Europe NV	581,991	2,246,180	(45.2)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

	Shares	Value	% of Basket Value

United Kingdom
Arrow Global Group plc	1,383,256	$1,811,663	(36.5)%
Liberty Global plc, Class A	70,406	1,162,403	(23.4)

		2,974,066

Total Reference Entity — Long		12,581,920

Reference Entity — Short

United States
Ally Financial, Inc.	(22,500)	(324,675)	6.5
CommScope Holding Co., Inc.	(267,800)	(2,439,658)	49.1
CSX Corp.	(11,500)	(658,950)	13.3
General Electric Co.	(55,000)	(436,700)	8.8
Industrial Select Sector SPDR Fund	(5,500)	(324,555)	6.5
iShares iBoxx $ High Yield Corporate Bond ETF	(57,500)	(4,431,525)	89.2

	Shares	Value	% of Basket Value

United States (continued)
iShares MSCI Brazil ETF	(27,500)	$(647,900)	13.1%
iShares Preferred & Income Securities ETF	(76,500)	(2,435,760)	49.0
iShares Russell 2000 ETF	(11,000)	(1,259,060)	25.4
Simon Property Group, Inc.	(700)	(38,402)	0.8
SPDR S&P 500 ETF Trust	(8,000)	(2,062,000)	41.5
VanEck Vectors Semiconductor ETF	(21,250)	(2,489,225)	50.1

		(17,548,410)

Total Reference Entity — Short		(17,548,410)

Net Value of Reference Entity — Merrill Lynch International		$(4,966,490)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.01%
1 day EONIA	Euro Overnight Index Average	(0.44)
1 day REPO_CORRA	Canadian Overnight Repo Rate	0.19
1 month HICPXT	Harmonized Index Of Consumer Prices Excluding Tobacco	0.17
1 month LIBOR	London Interbank Offered Rate	0.99
1 month USCPI	U.S. Consumer Price Index	2.30
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	6.71
3 month BA	Canadian Bankers Acceptances	1.25
3 month EURIBOR	Euro Interbank Offered Rate	(0.36)
3 month KLIBOR	Kuala Lumpur Interbank Offered Rate	2.80
3 month LIBOR	London Interbank Offered Rate	1.45
3 month STIBOR	Stockholm Interbank Offered Rate	0.31
6 month BUBOR	Budapest Interbank Offered Rate	0.46
6 month CHF LIBOR	London Interbank Offered Rate	(0.57)
6 month CIBOR	Copenhagen Interbank Offered Rate	0.01
6 month EURIBOR	Euro Interbank Offered Rate	(0.29)
6 month GBP LIBOR	London Interbank Offered Rate	0.73
6 month JPY LIBOR	London Interbank Offered Rate	0.01
6 month LIBOR	London Interbank Offered Rate	1.18
6 month NIBOR	Nigerian Interbank Offered rate	1.00
6 month THBFIX	Thai Baht Interest Rate Fixing	0.92

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Polish Zloty

PHP	Philippine Peso

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

BUBOR	Budapest Interbank Offered Rate

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDO	Collateralized Debt Obligation

CIBOR	Copenhagen Interbank Offered Rate

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

CWABS	Countrywide Asset-Backed Certificates

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

KLIBOR	Kuala Lumpur Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

NASDAQ	National Association of Securities Dealers Automated

NIBOR	Norwegian Interbank Offered Rate

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bonds

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

REPO_CORRA	Canadian Overnight Repo Rate

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipts

STIBOR	Stockholm Interbank Offered Rate

TBA	To-be-announced

THBFIX	Thai Baht Interest Rate Fixing

USCPI	U.S. Consumer Price Index

VRDN	Variable Rate Demand Notes

USCPI	U.S. Consumer Price Index

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands	$—	$1,902,839,331	$96,708,290	$1,999,547,621
France	—	5,739,103	—	5,739,103
Germany	—	436,968	—	436,968
Ireland	—	56,206,715	—	56,206,715
Italy	—	248,214	—	248,214
Luxembourg	—	1,316,970	—	1,316,970
Netherlands	—	21,317,091	—	21,317,091
Portugal	—	33,015,338	—	33,015,338
United Kingdom	—	42,306,762	—	42,306,762
United States	—	1,799,565,548	422,158,633	2,221,724,181
Common Stocks:
Brazil	494,110	—	—	494,110
Canada	634,140	—	—	634,140
China	1,142,078	—	—	1,142,078
Hong Kong	—	5,763,268	—	5,763,268
Italy	—	19,560,463	—	19,560,463
Netherlands	8,975,099	2,429,606	—	11,404,705
Spain	—	2,760,260	—	2,760,260
United Kingdom	—	461,427	20,951,743	21,413,170
United States	291,485,185	—	722,162	292,207,347
Corporate Bonds
Argentina	—	20,175,909	—	20,175,909
Australia	—	35,671,898	—	35,671,898
Austria	—	59,781,809	—	59,781,809
Belgium	—	21,167,607	—	21,167,607
Brazil	—	172,766,334	—	172,766,334
Canada	—	152,147,828	10,464,624	162,612,452
Cayman Islands	—	11,993,313	—	11,993,313
Chile	—	41,965,803	—	41,965,803

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
China	$—	$736,345,276	$—	$736,345,276
Colombia	—	40,102,419	—	40,102,419
Cyprus	—	6,879,497	—	6,879,497
Denmark	—	2,985,253	—	2,985,253
Dominican Republic	—	1,906,740	—	1,906,740
Finland	—	5,329,306	—	5,329,306
France	—	354,632,667	—	354,632,667
Germany	—	311,932,800	—	311,932,800
Ghana	—	451,125	—	451,125
Guatemala	—	12,325,478	—	12,325,478
Guernsey	—	1,562,859	—	1,562,859
Hong Kong	—	33,615,886	—	33,615,886
India	—	100,096,482	—	100,096,482
Indonesia	—	7,867,669	—	7,867,669
Ireland	—	22,476,568	—	22,476,568
Israel	—	19,825,281	—	19,825,281
Italy	—	165,921,584	—	165,921,584
Jamaica	—	7,734,141	—	7,734,141
Japan	—	135,749,868	—	135,749,868
Jersey	—	14,601,680	—	14,601,680
Kuwait	—	521,000	—	521,000
Luxembourg	—	125,848,701	—	125,848,701
Macau	—	7,048,258	—	7,048,258
Malaysia	—	49,160,144	—	49,160,144
Mexico	—	65,908,743	—	65,908,743
Mongolia	—	6,526,688	—	6,526,688
Netherlands	—	158,335,988	—	158,335,988
Nigeria	—	7,789,494	—	7,789,494
Norway	—	889,142	—	889,142
Panama	—	2,289,927	—	2,289,927
Peru	—	33,298,924	—	33,298,924
Portugal	—	11,579,345	—	11,579,345
Russia	—	10,835,148	—	10,835,148
Saudi Arabia	—	23,675,155	—	23,675,155
Singapore	—	25,950,790	—	25,950,790
South Africa	—	5,013,546	—	5,013,546
South Korea	—	57,415,372	—	57,415,372
Spain	—	193,493,615	—	193,493,615
Sweden	—	31,225,927	—	31,225,927
Switzerland	—	106,148,354	—	106,148,354
Taiwan	—	15,438,245	—	15,438,245
Thailand	—	38,539,084	—	38,539,084
Turkey	—	5,041,296	—	5,041,296
Ukraine	—	2,781,440	—	2,781,440
United Arab Emirates	—	108,195,834	—	108,195,834
United Kingdom	—	428,037,502	—	428,037,502
United States	—	3,531,054,791	105,827,876	3,636,882,667
Vietnam	—	24,844,519	—	24,844,519
Floating Rate Loan Interests:
Brazil	—	—	2,917,942	2,917,942
Canada	—	24,474,500	—	24,474,500
Denmark	—	2,611,689	—	2,611,689
European Union	—	1,050,512	—	1,050,512
France	—	13,006,084	—	13,006,084
Germany	—	8,645,053	—	8,645,053
Luxembourg	—	38,779,366	28,297,800	67,077,166
Mexico	—	—	3,200,000	3,200,000
Netherlands	—	19,750,509	—	19,750,509
Norway	—	—	1,792,213	1,792,213
Spain	—	13,155,087	2,509,097	15,664,184
Sweden	—	3,300,992	—	3,300,992
Switzerland	—	3,127,494	—	3,127,494
United Kingdom	—	17,124,342	2,314,121	19,438,463
United States	—	510,763,437	488,010,436	998,773,873
Foreign Agency Obligations(a)	—	454,397,793	—	454,397,793
Foreign Government Obligations(a)	—	2,481,863,892	—	2,481,863,892

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,075,118,161	$—	$—	$1,075,118,161
Municipal Bonds	—	1,403,441,218	—	1,403,441,218
Non-Agency Mortgage-Backed Securities:
Cayman Islands	—	16,729,921	20,840,900	37,570,821
Ireland	—	12,221,548	—	12,221,548
Italy	—	3,550,329	—	3,550,329
Netherlands	—	7,668,189	—	7,668,189
United Kingdom	—	150,942,684	—	150,942,684
United States	—	1,720,030,370	52,206,712	1,772,237,082
Preferred Securities:
Spain	2,323,230	—	—	2,323,230
United Kingdom	—	4,017,000	—	4,017,000
United States	3,852,471	82,829,637	2,289,165	88,971,273
U.S. Government Sponsored Agency Securities	—	13,217,766,031	—	13,217,766,031
U.S. Treasury Obligations	—	3,485,797,913	—	3,485,797,913
Warrants(a)	3,422	—	—	3,422
Short-Term Securities:
Borrowed Bond Agreements	—	618,547,609	—	618,547,609
Foreign Government Obligations(a)	—	33,088,218	—	33,088,218
Money Market Funds	3,586,491,157	—	—	3,586,491,157
Options Purchased:
Credit contracts	—	5,105,446	—	5,105,446
Equity contracts	56,121,830	1,813,630	—	57,935,460
Foreign currency exchange contracts	—	74,687,600	—	74,687,600
Interest rate contracts	6,144,281	170,303,009	—	176,447,290
Unfunded Floating Rate Loan Interests(b)	—	—	52,000	52,000
Liabilities:
Investments:
Borrowed Bonds(a)	—	(528,033,028)	—	(528,033,028)
TBA Sale Commitments	—	(10,912,226,186)	—	(10,912,226,186)
Investment Sold Short
Common Stocks(a)	(991,300)	—	—	(991,300)
Corporate Bonds(a)	—	(226,012)	—	(226,012)
U.S. Treasury Obligations	—	(63,548,049)	—	(63,548,049)
Unfunded Floating Rate Loan Interests(b)	—	—	(350,000)	(350,000)

Subtotal	$5,031,793,864	$24,565,424,943	$1,260,913,714	$30,858,132,521

Investments Valued at NAV(c)				242,642,253

Total Investments				$31,100,774,774

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$86,013,152	$—	$86,013,152
Equity contracts	726,705	5,736,422	—	6,463,127
Foreign currency exchange contracts	—	233,175,974	—	233,175,974
Interest rate contracts	160,052,009	392,926,057	—	552,978,066
Other contracts	—	9,865,588	—	9,865,588
Liabilities:
Credit contracts	—	(64,029,794)	—	(64,029,794)
Equity contracts	(139,457,577)	(32,740,723)	—	(172,198,300)
Foreign currency exchange contracts	—	(217,107,994)	—	(217,107,994)
Interest rate contracts	(122,446,261)	(655,788,894)	—	(778,235,155)
Other contracts	—	(22,074,006)	—	(22,074,006)

	$(101,125,124)	$(264,024,218)	$—	$(365,149,342)

(a)	See above Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Strategic Income Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Options Purchased	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets/Liabilities:
Opening balance, as of December 31, 2019	$322,629,853	$28,723,808	$108,533,061	$576,854,906	$102,362,946	$2,514,899	$2,689,611	$100,000	$1,144,409,084
Transfers into level 3	26,050,014	—	10,160,000	48,079,375	—	—	—	—	84,289,389
Transfers out of level 3	(39,215,423)	(103,129)	—	(28,311,376)	(16,609,303)	—	—	—	(84,239,231)
Other(a)	11,090,424	—	—	—	(11,090,424)	—	—	—	—
Accrued discounts/premiums	(591,952)	—	—	39,366	145,029	—	—	—	(407,557)
Net realized loss	(637,959)	—	—	(1,513,521)	(4,255,647)	(112,364)	—	—	(6,519,491)
Net change in unrealized appreciation (depreciation)(b)	(19,367,853)	(6,946,774)	377,406	(28,447,897)	4,856,680	(536,997)	(400,446)	(398,000)	(50,863,881)
Purchases	229,628,926	—	—	76,251,964	—	—	—	—	305,880,890
Sales	(10,719,107)	—	(2,777,967)	(113,911,208)	(2,361,669)	(1,865,538)	—	—	(131,635,489)
Closing balance, as of March 31, 2020	$518,866,923	$21,673,905	$116,292,500	$529,041,609	$73,047,612	$—	$2,289,165	$(298,000)	$1,260,913,714
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(b)	$(19,401,528)	$(6,946,774)	$377,406	$(28,396,717)	$4,856,680	$—	$(400,446)	$(398,000)	$(50,309,379)

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
	Assets	Liabilities
Opening balance, as of December 31, 2019	$5,924,330	$—
Transfers into level 3	—	—
Transfers out of level 3	(5,924,330)	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	—
Closing balance, as of March 31, 2020	$—	$—
Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2020	$—	$—

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.